Filed with the Securities and Exchange Commission on April 7, 2021
REGISTRATION NO. 333-192702
INVESTMENT COMPANY ACT NO. 811-07975
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 13
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 178
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PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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WILLIAM J. EVERS, ESQ.
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-6000
(Name, address and telephone number of agent for service)
COPIES TO:
ELIZABETH L. GIOIA
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ] on April 30, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on ___________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777
PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“B SERIES”)
PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“C SERIES”)
Flexible Premium Deferred Annuities
PROSPECTUS: April 30, 2021
This prospectus describes two different flexible premium deferred annuity classes offered by Pruco Life Insurance Company of New Jersey (“Pruco Life”, “we”, “our”, or “us”). This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional. For convenience in this prospectus, we sometimes refer to each of these annuity contracts as an “Annuity”, and to the annuity contracts collectively as the “Annuities.” We also sometimes refer to each class by its specific name (e.g., the “B Series”). Both Annuities are offered as an individual annuity contract and have different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. There are differences among the Annuities that are discussed throughout the prospectus and summarized in Appendix B entitled “Selecting the Variable Annuity That’s Right for You”. Financial Professionals may be compensated for the sale of each Annuity. Selling broker-dealer firms through which each Annuity is sold may decline to recommend to their customers certain features and Investment Options offered generally under the Annuity or may impose restrictions (e.g., a lower maximum issue age for certain Annuities). Selling broker-dealer firms may not make available or may not recommend all the Annuities and/or benefits described in this prospectus. Please speak to your Financial Professional for further details. The guarantees provided by the variable annuity contracts and any optional benefits are the obligations of, and subject to the claims paying ability of, Pruco Life of New Jersey. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section.
IMPORTANT INFORMATION
This Annuity was only offered for sale in the State of New York.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically anytime at our website www.prudential.com. You may elect to receive all future shareholder reports in paper free of charge by calling 1-888-778-2888. Your election to receive reports in paper will apply to all portfolios available under your contract.
THE SUB-ACCOUNTS
The Pruco Life of New Jersey Flexible Premium Variable Annuity Account is a Separate Account of Pruco Life of New Jersey, and is the investment vehicle in which your Purchase Payments invested in the Sub-accounts are held. Each Sub-account of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account invests in an underlying mutual fund – see the following page for a complete list of the Sub-accounts. Currently, the underlying mutual funds are offered by Advanced Series Trust, Prudential Series Funds, BlackRock Variable Series Funds and JP Morgan Insurance Trust. Only certain Sub-accounts are available if you elect the optional Return of Purchase Payments Death Benefit at issue – see “Limitations with the Optional Return of Purchase Payments Death Benefit” later in this prospectus for details.
PLEASE READ THIS PROSPECTUS
This prospectus sets forth information about the Annuities that you should know before investing. Please read this prospectus and keep it for future reference. If you are purchasing one of the Annuities as a replacement for an existing variable annuity or variable life policy or a fixed insurance policy, you should consider any surrender or penalty charges you may incur and any benefits you may also be forfeiting when replacing your existing coverage and that this Annuity may be subject to a Contingent Deferred Sales Charge if you elect to surrender the Annuity or take a partial withdrawal. You should consider your need to access the Annuity’s Account Value and whether the Annuity’s liquidity features will satisfy that need. Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect the Return of Purchase Payments Death Benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
OTHER CONTRACTS
We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from the annuity contracts offered by this prospectus. Not every annuity contract we issue is offered through every selling broker-dealer firm.
PPIVANYPROS

Upon request, your Financial Professional can show you information regarding other Pruco Life of New Jersey annuity contracts that he or she sells. You can also contact us to find out more about the availability of any of the Pruco Life of New Jersey annuity contracts. You should work with your Financial Professional to decide whether this annuity contract is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
AVAILABLE INFORMATION
We have also filed a Statement of Additional Information dated the same date as this prospectus that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described at the end of this prospectus – see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC’s website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see “How to Contact Us” later in this prospectus for our Service Office address.
In compliance with U.S. law, Pruco Life of New Jersey delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Government Money Market Sub-account.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PRUDENTIAL, PRUDENTIAL FINANCIAL, PRUDENTIAL ANNUITIES AND THE ROCK LOGO ARE SERVICEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ITS AFFILIATES. OTHER PROPRIETARY PRUDENTIAL MARKS MAY BE DESIGNATED AS SUCH THROUGH USE OF THE SM OR ® SYMBOLS.

FOR FURTHER INFORMATION CALL: 1-888-PRU-2888 OR GO TO OUR WEBSITE AT
WWW.PRUDENTIAL.COM

Prospectus dated: April 30, 2021	Statement of Additional Information dated: April 30, 2021
PLEASE SEE OUR IRA, ROTH IRA AND FINANCIAL DISCLOSURE STATEMENTS
ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

VARIABLE INVESTMENT OPTIONS

Advanced Series Trust
AST BlackRock Low Duration Bond Portfolio*
AST BlackRock/Loomis Sayles Bond Portfolio*
AST ClearBridge Dividend Growth Portfolio*
AST Cohen & Steers Global Realty Portfolio*
AST Cohen & Steers Realty Portfolio*
AST Emerging Markets Equity Portfolio*
AST Global Bond Portfolio*
AST Goldman Sachs Small-Cap Value Portfolio*
AST Government Money Market Portfolio*
AST High Yield Portfolio*[1,3]
AST Hotchkis & Wiley Large-Cap Value Portfolio*
AST International Growth Portfolio*
AST International Value Portfolio*
AST Jennison Large-Cap Growth Portfolio*[1,3]
AST Large-Cap Core Portfolio*
AST Loomis Sayles Large-Cap Growth Portfolio*
AST MFS Global Equity Portfolio*
AST MFS Growth Portfolio*
AST MFS Large-Cap Value Portfolio*
AST Mid-Cap Growth Portfolio*
AST Mid-Cap Value Portfolio*
AST Prudential Core Bond Portfolio*[1,3]
AST Prudential Flexible Multi-Strategy Portfolio*[2]
AST QMA International Core Equity Portfolio*
AST QMA US Equity Alpha Portfolio*
AST Quantitative Modeling Portfolio2,*
AST Small-Cap Growth Opportunities Portfolio*
AST Small-Cap Growth Portfolio*
AST Small-Cap Value Portfolio*
AST T. Rowe Price Diversified Real Growth Portfolio[2]
AST T. Rowe Price Large-Cap Growth Portfolio*
AST T. Rowe Price Large-Cap Value Portfolio*
AST T. Rowe Price Natural Resources Portfolio*
AST Western Asset Core Plus Bond Portfolio*
AST Western Asset Emerging Markets Debt Portfolio *
American Funds Insurance Series®
American Funds Insurance Series® Asset Allocation Fund - Class 4**
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4**
American Funds Insurance Series® Global Small Capitalization Fund - Class 4**
American Funds Insurance Series® Growth Fund - Class 4**
American Funds Insurance Series® Growth-Income Capitalization Fund - Class 4**
American Funds Insurance Series® International Fund - Class 4**
American Funds Insurance Series® New World Fund® - Class 4**
American Funds Insurance Series® The Bond Fund of America®- Class 4**
American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4**
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund - Class III**
BlackRock Advantage Large Cap Value V.I. Fund - Class III**
BlackRock Basic Value V.I. Fund - Class III**
BlackRock Capital Appreciation V.I. Fund - Class III**
BlackRock Equity Dividend V.I. Fund - Class III**
BlackRock Global Allocation V.I. Fund – (Class III)
BlackRock Large Cap Focus Growth V.I. Fund - Class III**

Fidelity Variable Insurance Products
Fidelity Variable Insurance Products Balanced Portfolio - Service Class2**
Fidelity Variable Insurance Products Contrafund® Portfolio - Service Class 2**
Fidelity Variable Insurance Products Growth Opportunities Portfolio - Service Class 2**
Fidelity Variable Insurance Products Health Care Portfolio - Service Class 2**
JP Morgan Insurance Trust
JPMorgan Insurance Trust Income Builder Portfolio – (Class 2)
MFS® Variable Insurance Trust
MFS® International Growth Portfolio - Service Class
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
MFS® Variable Insurance Trust II
MFS® Investors Trust Series - Service Class
MFS® Mid Cap Growth Series - Service Class
MFS® New Discovery Series - Service Class
MFS® Research Series - Service Class
MFS® Technology Portfolio - Service Class
MFS® Total Return Bond Series - Service Class
MFS® Total Return Series - Service Class
MFS® Utilities Series - Service Class
Prudential Series Funds
PSF Global Portfolio - Class III
PSF Mid-Cap Growth Portfolio - Class III
PSF Natural Resources Portfolio - Class III
PSF PGIM 50/50 Balanced Portfolio - Class III
PSF PGIM Flexible Managed Portfolio - Class III
PSF PGIM Government Income Portfolio - Class III
PSF PGIM High Yield Bond Portfolio - Class III
PSF PGIM Jennison Blend Portfolio - Class III
PSF PGIM Jennison Focused Blend Portfolio - Class III
PSF PGIM Jennison Growth Portfolio - Class III
PSF PGIM Jennison Value Portfolio - Class III
PSF PGIM Total Return Bond Portfolio - Class III
PSF Small-Cap Stock Index Portfolio - Class I3
PSF Small-Cap Stock Index Portfolio - Class III
PSF Stock Index Portfolio - Class I1, 2,3
PSF Stock Index Portfolio - Class III
*These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits. Please see your prospectus under “Variable Investment Options” in the “Investment Options” section for information about the potential impact of the formula on the Portfolios.

**Available for Annuities on or after August 17, 2020.
(1) Effective close of business April 26, 2019, this Portfolio will be closed to new direct investors and additional investments from existing shareholders.
(2) These are the only variable investment options available for Annuities issued on or prior to August 24, 2015, who elected the optional Return of Purchase Payments Death Benefit at issue.
(3) Effective close of business April 23, 2021, this Portfolio is closed to new investments.

APPENDIX A - ACUMULATION UNIT VALUES	A-1
APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU	B-1

GLOSSARY OF TERMS
We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.
Account Value: The total value of all allocations to the Sub-accounts on any Valuation Day. The Account Value is determined separately for each Sub-account and then totaled to determine the Account Value for your entire Annuity.
Account Value Based Insurance Charge: A charge that is assessed daily, based on an annualized rate for as long as you own the Annuity.
Accumulation Period: The period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date.
Adjusted Purchase Payment: The amount of the Purchase Payments we receive, less any fees or tax charges deducted from the Purchase Payments upon allocation to the Annuity for purposes of calculating the optional Return of Purchase Payments Death Benefit.
Annuitant: The natural person upon whose life annuity payments are based.
Annuitization: The process by which you direct us to apply the Account Value to one of the available annuity options to begin making periodic payments.
Annuity Date: The date on which we apply your Account Value to the applicable annuity option and begin the payout period. As discussed in the Annuity Options section, there is an age by which you must begin receiving annuity payments, which we call the “Latest Annuity Date.”
Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.
Beneficiary(ies): The natural person(s) or entity(ies) designated as the recipient(s) of the Death Benefit or to whom any remaining period certain payments may be paid in accordance with the annuity payout options section of this Annuity.
Beneficiary Annuity: You may purchase an Annuity if you are a Beneficiary of any account that was owned by a decedent, subject to the requirements discussed in this prospectus. You may transfer the proceeds of the decedent’s account into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a nonqualified Beneficiary Annuity.
Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Contingent Annuitant: The natural person named to become the Annuitant upon the death of Annuitant prior to the Annuity Date. A Contingent Annuitant may be named only in limited circumstances involving an Annuity issued to a Custodial Account or to a tax-qualified retirement plan.
Contingent Deferred Sales Charge (“CDSC”): This is a sales charge that may be deducted when you make a surrender or take a partial withdrawal from your Annuity. We refer to this as a “contingent” charge because it is imposed only if you surrender or take a withdrawal from your Annuity. The charge is a percentage of each applicable Purchase Payment that is being surrendered or withdrawn.
Custodial Account: A trust or custodial account that qualifies as an individual retirement account as defined in Section 408(a) of the Code, including a Roth IRA that satisfies the definitions in Sections 408(a) and 408A of the Code.
Due Proof of Death: Due Proof of Death is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claims forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Free Look: The right to examine your Annuity, during a limited period of time, to decide if you want to keep it or cancel it. The length of this time period, and the amount of refund, depends on applicable law and thus may vary by state. In addition, there is a different Free Look period that applies if your Annuity is held within an IRA or if your Annuity was sold to you as a replacement of a life insurance policy or another annuity contract. In your Annuity contract, your Free Look right is referred to as your “Right to Cancel.”
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Office: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Investment Option: A Sub-account available as of any given time to which Account Value may be allocated.
Issue Date: The effective date of your Annuity.
Key Life: Under the Beneficiary Annuity, the person whose life expectancy is used to determine the required distributions.
Owner: The Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity.

Payout Period: The period starting on the Annuity Date and during which annuity payments are made.
Portfolio: An underlying mutual fund in which a Sub-account of the Separate Account invests.
Premium Based Insurance Charge: A charge that is deducted on each Quarterly Annuity Anniversary from your Account Value for as long as you own the Annuity.
Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.
Quarterly Annuity Anniversary: Each successive three-month anniversary of the Issue Date of the Annuity.
Separate Account: Refers to the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, which holds assets associated with annuities issued by Pruco Life Insurance Company of New Jersey. Separate Account assets held in support of the annuities are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct.
Service Office: The place to which all requests and payments regarding the Annuity are to be sent. We may change the address of the Service Office at any time, and will notify you in advance of any such change of address. Please see “How to Contact Us” later in this prospectus for the Service Office address.
Sub-account: A division of the Separate Account.
Surrender Value: The Account Value less any applicable CDSC, any applicable tax charges, any charges assessable as a deduction from the Account Value for any optional benefits provided by rider or endorsement, and any Annual Maintenance Fee.
Unit: A share of participation in a Sub-account used to calculate your Account Value prior to the Annuity Date.
Unit Value: Each Variable Sub-account has a separate value for its Units (this is analogous to, but not the same as, the share price of a mutual fund).
Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.
we, us, our: Pruco Life Insurance Company of New Jersey.
you, your: The Owner(s) shown in the Annuity.

SUMMARY OF CONTRACT FEES AND CHARGES
Below is a description of fees and expenses that you will pay when buying, owning and surrendering one of the Annuities. Also described are fees and expenses at the time you surrender an Annuity, take certain partial withdrawals or transfer Account Value between Investment Options. State premium taxes also may be deducted. Important additional information about these fees and expenses is contained in “Fees, Charges and Deductions” later in this prospectus.

ANNUITY OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (CDSC) for Applications signed before August 8, 2016 [1]
Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
	B SERIES	C SERIES
Less than 1 year old	7.0%
1 year old or older, but not yet 2 years old	7.0%
2 years old or older, but not yet 3 years old	6.0%
3 years old or older, but not yet 4 years old	6.0%	None
4 years old or older, but not yet 5 years old	5.0%
5 years old or older, but not yet 6 years old	4.0%
6 years old or older, but not yet 7 years old	3.0%
7 years old or older	0.0%

Contingent Deferred Sales Charge (CDSC) for Applications signed on or after August 8, 2016 [1]
Age of Purchase Payment Being Withdrawn	Percentage Applied Against Purchase Payment being Withdrawn
	B SERIES	C SERIES
Less than 1 year old	7.0%
1 year old or older, but not yet 2 years old	7.0%
2 years old or older, but not yet 3 years old	6.0%
3 years old or older, but not yet 4 years old	6.0%	None
4 years old or older, but not yet 5 years old	5.0%
5 years old or older, but not yet 6 years old	0.0%
6 years old or older, but not yet 7 years old	0.0%
7 years old or older	0.0%
Transfer Fee2: $10 (currently, after the 20th transfer each Annuity Year)
Tax Charge: 0% - 3.5%
1    The years referenced in the CDSC table above refer to the length of time since a Purchase Payment was made (i.e. the age of the Purchase Payment). CDSCs are applied against the Purchase Payment(s) being withdrawn. The appropriate percentage is multiplied by the Purchase Payment(s) being withdrawn. Purchase Payments are withdrawn on a “first-in, first-out” basis.
2    Currently, we deduct the transfer fee after the 20th transfer each Annuity Year. Transfers in connection with one of our systematic programs (such as rebalancing) do not count toward the 20 transfers in an Annuity Year.
The following tables describe the periodic fees and charges you will pay when you own the Annuity, not including the underlying Portfolio fees and expenses.

PERIODIC FEES AND CHARGES
Annual Maintenance Fee[3]	Lesser of $50 and 2%
(assessed annually as a percentage of Account Value)
3    Only applicable if the total of all Purchase Payments at the time the fee is due is less than $100,000.
For contracts issued on or after September 16, 2019, “Periodic Fees and Charges” and “Annualized Insurance Fees and Charges” are as follows:

	B Series	C Series
Premium Based Insurance Charge[4] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”)	0.47%[5]	0.67%[5]

ANNUALIZED INSURANCE FEES AND CHARGES (assessed daily as a percentage of the net assets of the Sub-accounts)
	B SERIES	C SERIES
Account Value Based Insurance Charge[4]	0.48%	0.68%
4    For Beneficiaries who elect the Beneficiary Continuation Option, or the Beneficiary Variable Payout Option, the Account Value Based Insurance Charge and the Premium Based Insurance Charge do not apply. However, a Settlement Service Charge equal to 1.00% is assessed as a percentage of the daily net assets of the Sub-accounts as an annual charge.
5    The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series and 0.1675% for the C Series.
For contracts issued before September 16, 2019, “Periodic Fees and Charges” and “Annualized Insurance Fees and Charges” are as follows:

	B Series	C Series
Premium Based Insurance Charge[4] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”)	0.55%[5]	0.67%[5]

ANNUALIZED INSURANCE FEES AND CHARGES (assessed daily as a percentage of the net assets of the Sub-accounts)
	B SERIES	C SERIES
Account Value Based Insurance Charge[4]	0.55%	0.68%

OPTIONAL BENEFIT CHARGES
	B SERIES	C SERIES
Return of Purchase Payments Death Benefit Charge[6]	Premium Based: 0.17% plus Account Value Based: 0.18%	Premium Based: 0.17% plus Account Value Based: 0.18%

4    For Beneficiaries who elect the Beneficiary Continuation Option, or the Beneficiary Variable Payout Option, the Account Value Based Insurance Charge and the Premium Based Insurance Charge do not apply. However, a Settlement Service Charge equal to 1.00% is assessed as a percentage of the daily net assets of the Sub-accounts as an annual charge.
5    The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1375% for the B Series and 0.1675% for the C Series.
6    This charge will be comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Sub-accounts (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted pro rata from the Sub-accounts in which you maintain Account Value on the date the charge is due. For Annuities issued prior to August 24, 2015, the Premium Based Charge is 0.15% and the Account Value Based Charge is 0.15% for both the B Series and the C Series.
The following table provides the range (minimum and maximum) of the total annual expenses for the underlying Portfolios before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Annual Underlying Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service fees (12b-1 fees), and other expenses)	0.31%*	1.75%*
*These expenses do not include the impact of any applicable contractual waivers and expense reimbursements.
The following are the total annual expenses for each underlying Portfolio for the year ended December 31, 2020 and do not necessarily reflect the fees you may incur. The “Total Annual Portfolio Operating Expenses” reflect the combination of the underlying Portfolio’s investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life of New Jersey with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current summary prospectuses, prospectuses and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888 or at www.prudential.com.

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
For the year ended December 31, 2020

Funds	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
American Funds Insurance Series® Asset Allocation Fund - Class 4	0.26%	0.29%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4*	0.60%	0.31%	0.25%	0.00%	0.00%	0.00%	1.16%	0.23%	0.93%
American Funds Insurance Series® Global Small Capitalization Fund - Class 4	0.69%	0.30%	0.25%	0.00%	0.00%	0.00%	1.24%	0.00%	1.24%
American Funds Insurance Series® Growth Fund - Class 4	0.32%	0.29%	0.25%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%
American Funds Insurance Series® Growth-Income Fund - Class 4	0.26%	0.29%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
American Funds Insurance Series® International Fund - Class 4	0.49%	0.31%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
American Funds Insurance Series® New World Fund® - Class 4*	0.70%	0.32%	0.25%	0.00%	0.00%	0.00%	1.27%	0.18%	1.09%
American Funds Insurance Series® The Bond Fund of America® - Class 4*	0.36%	0.29%	0.25%	0.00%	0.00%	0.00%	0.90%	0.19%	0.71%
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4*	0.39%	0.29%	0.25%	0.00%	0.00%	0.00%	0.93%	0.16%	0.77%
AST BlackRock Low Duration Bond Portfolio*	0.48%	0.07%	0.25%	0.00%	0.00%	0.01%	0.81%	0.06%	0.75%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.46%	0.03%	0.25%	0.00%	0.00%	0.00%	0.74%	0.04%	0.70%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.01%	0.25%	0.00%	0.00%	0.01%	0.93%	0.01%	0.92%
AST Cohen & Steers Global Realty Portfolio*	0.83%	0.12%	0.25%	0.00%	0.00%	0.00%	1.20%	0.05%	1.15%
AST Cohen & Steers Realty Portfolio	0.83%	0.03%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST Emerging Markets Equity Portfolio*	0.93%	0.25%	0.25%	0.00%	0.00%	0.00%	1.43%	0.13%	1.30%
AST Global Bond Portfolio*	0.62%	0.03%	0.25%	0.00%	0.00%	0.00%	0.90%	0.04%	0.86%
AST Goldman Sachs Small-Cap Value Portfolio*	0.77%	0.04%	0.25%	0.00%	0.00%	0.00%	1.06%	0.01%	1.05%
AST Government Money Market Portfolio	0.30%	0.02%	0.25%	0.00%	0.00%	0.00%	0.57%	0.00%	0.57%
AST High Yield Portfolio	0.58%	0.04%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST Hotchkis & Wiley Large-Cap Value Portfolio*	0.57%	0.02%	0.25%	0.00%	0.00%	0.00%	0.84%	0.01%	0.83%
AST International Growth Portfolio*	0.81%	0.05%	0.25%	0.00%	0.00%	0.00%	1.11%	0.02%	1.09%
AST International Value Portfolio	0.81%	0.05%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
AST Jennison Large-Cap Growth Portfolio	0.71%	0.03%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Large-Cap Core Portfolio*	0.55%	0.02%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST MFS Global Equity Portfolio*	0.83%	0.05%	0.25%	0.00%	0.00%	0.00%	1.13%	0.01%	1.12%
AST MFS Growth Portfolio*	0.72%	0.01%	0.25%	0.00%	0.00%	0.00%	0.98%	0.02%	0.96%
AST MFS Large-Cap Value Portfolio	0.66%	0.01%	0.25%	0.00%	0.00%	0.00%	0.92%	0.00%	0.92%
AST Mid-Cap Growth Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.00%	1.09%
AST Mid-Cap Value Portfolio*	0.72%	0.04%	0.25%	0.00%	0.00%	0.00%	1.01%	0.01%	1.00%
AST Prudential Core Bond Portfolio	0.46%	0.02%	0.25%	0.00%	0.00%	0.00%	0.73%	0.00%	0.73%
AST Prudential Flexible Multi-Strategy Portfolio*	0.78%	0.29%	0.25%	0.00%	0.00%	0.43%	1.75%	0.54%	1.21%
AST QMA International Core Equity Portfolio	0.72%	0.04%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST QMA US Equity Alpha Portfolio	0.83%	0.04%	0.25%	0.08%	0.25%	0.00%	1.45%	0.00%	1.45%
AST Quantitative Modeling Portfolio	0.25%	0.01%	0.00%	0.00%	0.00%	0.82%	1.08%	0.00%	1.08%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.04%	0.25%	0.00%	0.00%	0.00%	1.06%	0.00%	1.06%
AST Small-Cap Growth Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Small-Cap Value Portfolio	0.73%	0.05%	0.25%	0.00%	0.00%	0.07%	1.10%	0.00%	1.10%
AST T. Rowe Price Diversified Real Growth Portfolio*	0.73%	0.37%	0.25%	0.00%	0.00%	0.06%	1.41%	0.36%	1.05%
AST T. Rowe Price Large-Cap Growth Portfolio*	0.68%	0.01%	0.25%	0.00%	0.00%	0.00%	0.94%	0.05%	0.89%
AST T. Rowe Price Large-Cap Value Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST T. Rowe Price Natural Resources Portfolio*	0.73%	0.09%	0.25%	0.00%	0.00%	0.00%	1.07%	0.02%	1.05%
AST Western Asset Core Plus Bond Portfolio	0.51%	0.01%	0.25%	0.00%	0.00%	0.00%	0.77%	0.00%	0.77%
AST Western Asset Emerging Markets Debt Portfolio	0.68%	0.16%	0.25%	0.00%	0.00%	0.00%	1.09%	0.00%	1.09%

BlackRock Advantage Large Cap Core V.I. Fund - Class III*	0.47%	0.24%	0.25%	0.00%	0.00%	0.00%	0.96%	0.12%	0.84%
BlackRock Advantage Large Cap Value V.I. Fund - Class III*	0.75%	0.36%	0.25%	0.00%	0.00%	0.00%	1.36%	0.51%	0.85%
BlackRock Basic Value V.I. Fund - Class III*	0.60%	0.27%	0.25%	0.00%	0.00%	0.00%	1.12%	0.11%	1.01%
BlackRock Capital Appreciation V.I. Fund - Class III*	0.65%	0.29%	0.25%	0.00%	0.00%	0.00%	1.19%	0.11%	1.08%
BlackRock Equity Dividend V.I. Fund - Class III*	0.60%	0.26%	0.25%	0.00%	0.00%	0.01%	1.12%	0.20%	0.92%
BlackRock Global Allocation V.I. Fund - Class III*	0.64%	0.22%	0.25%	0.00%	0.00%	0.02%	1.13%	0.12%	1.01%
BlackRock Large Cap Focus Growth V.I. Fund - Class III*	0.65%	0.26%	0.25%	0.00%	0.00%	0.00%	1.16%	0.13%	1.03%
Fidelity® Variable Insurance Products Balanced Portfolio – Service Class 2	0.38%	0.10%	0.25%	0.00%	0.00%	0.00%	0.73%	0.00%	0.73%
Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2	0.53%	0.08%	0.25%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Service Class 2	0.53%	0.11%	0.25%	0.00%	0.00%	0.00%	0.89%	0.00%	0.89%
Fidelity® Variable Insurance Products Health Care Portfolio – Service Class 2	0.53%	0.11%	0.25%	0.00%	0.00%	0.00%	0.89%	0.00%	0.89%
JPMorgan Insurance Trust Income Builder Portfolio - Class 2*	0.42%	0.53%	0.25%	0.00%	0.00%	0.06%	1.26%	0.36%	0.90%
MFS® International Growth Portfolio – Service Class*	0.90%	0.14%	0.25%	0.00%	0.00%	0.00%	1.29%	0.16%	1.13%
MFS® Investors Trust Series – Service Class*	0.75%	0.05%	0.25%	0.00%	0.00%	0.00%	1.05%	0.01%	1.04%
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class	0.75%	0.04%	0.25%	0.00%	0.00%	0.00%	1.04%	0.00%	1.04%
MFS® Mid Cap Growth Series – Service Class	0.75%	0.06%	0.25%	0.00%	0.00%	0.00%	1.06%	0.00%	1.06%
MFS® New Discovery Series – Service Class*	0.90%	0.05%	0.25%	0.00%	0.00%	0.00%	1.20%	0.08%	1.12%
MFS® Research Series – Service Class*	0.75%	0.07%	0.25%	0.00%	0.00%	0.00%	1.07%	0.03%	1.04%
MFS® Technology Portfolio – Service Class	0.75%	0.20%	0.25%	0.00%	0.00%	0.00%	1.20%	0.00%	1.20%
MFS® Total Return Bond Series – Service Class	0.50%	0.04%	0.25%	0.00%	0.00%	0.00%	0.79%	0.00%	0.79%
MFS® Total Return Series – Service Class*	0.67%	0.04%	0.25%	0.00%	0.00%	0.00%	0.96%	0.10%	0.86%
MFS® Utilities Series – Service Class	0.74%	0.05%	0.25%	0.00%	0.00%	0.00%	1.04%	0.00%	1.04%
PSF Global Portfolio – Class III*	0.75%	0.05%	0.25%	0.00%	0.00%	0.00%	1.05%	0.04%	1.01%
PSF Mid-Cap Growth Portfolio – Class III	0.60%	0.07%	0.25%	0.00%	0.00%	0.00%	0.92%	0.00%	0.92%
PSF Natural Resources Portfolio – Class III*	0.45%	0.10%	0.25%	0.00%	0.00%	0.02%	0.82%	0.01%	0.81%
PSF PGIM 50/50 Balanced Portfolio – Class III	0.55%	0.03%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
PSF PGIM Flexible Managed Portfolio – Class III	0.60%	0.02%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
PSF PGIM Government Income Portfolio – Class III	0.40%	0.11%	0.25%	0.00%	0.00%	0.00%	0.76%	0.00%	0.76%
PSF PGIM High Yield Bond Portfolio – Class III*	0.55%	0.06%	0.25%	0.00%	0.00%	0.00%	0.86%	0.04%	0.82%
PSF PGIM Jennison Blend Portfolio – Class III	0.45%	0.02%	0.25%	0.00%	0.00%	0.00%	0.72%	0.00%	0.72%
PSF PGIM Jennison Focused Blend Portfolio - Class III	0.75%	0.11%	0.25%	0.00%	0.00%	0.00%	1.11%	0.00%	1.11%
PSF PGIM Jennison Growth Portfolio – Class III	0.60%	0.02%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
PSF PGIM Jennison Value Portfolio – Class III	0.40%	0.03%	0.25%	0.00%	0.00%	0.00%	0.68%	0.00%	0.68%
PSF PGIM Total Return Bond Portfolio – Class III	0.40%	0.03%	0.25%	0.00%	0.00%	0.00%	0.68%	0.00%	0.68%
PSF Small-Cap Stock Index Portfolio – Class I	0.35%	0.05%	0.00%	0.00%	0.00%	0.00%	0.40%	0.00%	0.40%
PSF Small-Cap Stock Index Portfolio – Class III	0.35%	0.05%	0.25%	0.00%	0.00%	0.00%	0.65%	0.00%	0.65%
PSF Stock Index Portfolio – Class I	0.29%	0.02%	0.00%	0.00%	0.00%	0.00%	0.31%	0.00%	0.31%
PSF Stock Index Portfolio – Class III	0.29%	0.02%	0.25%	0.00%	0.00%	0.00%	0.56%	0.00%	0.56%
*See notes immediately below for important information about this fund.

American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4
The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Insurance Series® New World Fund® - Class 4
The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Insurance Series® The Bond Fund of America® - Class 4
The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board.

American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4
The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board.

AST BlackRock Low Duration Bond Portfolio
The Manager has contractually agreed to waive 0.057% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST BlackRock/Loomis Sayles Bond Portfolio
The Manager has contractually agreed to waive 0.035% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST ClearBridge Dividend Growth Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Cohen & Steers Global Realty Portfolio
The Manager has contractually agreed to waive 0.051% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Emerging Markets Equity Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.300% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Global Bond Portfolio
The Manager has contractually agreed to waive 0.0412% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Small-Cap Value Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Hotchkis & Wiley Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio
The Manager has contractually agreed to waive 0.020% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Large-Cap Core Portfolio
The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.810% of the Portfolio's average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Loomis Sayles Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.060% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST MFS Global Equity Portfolio
The Manager has contractually agreed to waive 0.0067% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST MFS Growth Portfolio
The Manager has contractually agreed to waive 0.0185% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Mid-Cap Value Portfolio
The Manager has contractually agreed to waive 0.0051% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.000% of the Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST Prudential Flexible Multi-Strategy Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying Portfolios of the Trust) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.15% of the Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Diversified Real Growth Portfolio
The Manager has contractually agreed to waive 0.0128% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee (after management fee waiver) plus other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying Portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser) (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.050% of the Portfolio’s average daily net assets through June 30, 2022. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.0373% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2022. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.0128% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Natural Resources Portfolio
The Manager has contractually agreed to waive 0.0152% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

BlackRock Advantage Large Cap Core V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2022. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.08% of average daily net assets through April 30, 2022. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.

BlackRock Advantage Large Cap Value V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.85% of average daily net assets through April 30, 2022. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.11% of average daily net assets through April 30, 2022. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. BlackRock has voluntarily agreed to waive 0.05% of its management fee payable by the Fund. The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.

BlackRock Basic Value V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2022. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.09% of average daily net assets through April 30, 2022. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.

BlackRock Capital Appreciation V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2022. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.08% of average daily net assets through April 30, 2022. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.

BlackRock Equity Dividend V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2022. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.00% of average daily net assets through April 30, 2022. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.

BlackRock Global Allocation V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2022. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2022. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.

BlackRock Large Cap Focus Growth V.I. Fund - Class III
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% of average daily net assets through April 30, 2022. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets through April 30, 2022. BlackRock has contractually agreed to waive the management fee with respect to any portion of each Fund’s assets (except for with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund) estimated to be attributable to investments in other equity and fixed-income mutual funds and ETFs managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2022. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund.

JPMorgan Insurance Trust Income Builder Portfolio - Class 2
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.85% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio's adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 4/30/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Portfolio engages in securities lending, affiliated money market fund fees and expenses resulting from the Portfolio’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

MFS® International Growth Portfolio – Service Class
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.88% of the class' average daily net assets annually for Initial Class shares and 1.13% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2022.

MFS® Investors Trust Series – Service Class
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.79% of the class' average daily net assets annually for Initial Class shares and 1.04% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2022.

MFS® New Discovery Series – Service Class
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.87% of the class' average daily net assets annually for Initial Class shares and 1.12% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2022.

MFS® Research Series – Service Class
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.77% of the class' average daily net assets annually for Initial Class shares and 1.02% of the class' average daily net assets annually for Service Class shares. ("Other Expenses" include 0.02% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2022.

MFS® Total Return Series – Service Class
Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.61% of the class' average daily net assets annually for Initial Class shares and 0.86% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2022.

PSF Global Portfolio – Class III
The Manager has contractually agreed to waive 0.0363% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

PSF Natural Resources Portfolio – Class III
The Manager has contractually agreed to waive 0.008% of its investment management fee through June 30, 2022. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

PSF PGIM High Yield Bond Portfolio – Class III
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.57% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in one Pruco Life of New Jersey Annuity with the cost of investing in other Pruco Life of New Jersey Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay cumulatively in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5% return each year. The examples reflect the following fees and charges listed below for each Annuity as described in “Summary of Contract Fees and Charges.”
•Total Insurance Charge (which consists of the Account Value Based Insurance Charge and the Premium Based Insurance Charge)
•Contingent Deferred Sales Charge (when applicable for B Series only)1
•Annual Maintenance Fee
•Optional Return of Purchase Payments Death Benefit charge as described below2
1     For Applications signed on or after August 8, 2016 the CDSC charges for purchase payments aged 5 years or older were removed for B Series.
2     For Annuities issued on or after to August 24, 2015, the Optional Return of Purchase Payments Death Benefit Premium Based Charge changed from 0.15% to 0.17% and the Account Value Based Charge changed from 0.15% to 0.18% for both the B Series and the C Series.
The examples also assume the following for the period shown:
•Your Account Value is allocated to the Sub-account with both the maximum and minimum total annual portfolio operating expenses (before any fee waiver or expense reimbursement) and those expenses remain the same each year.
•For each charge, we deduct the maximum charge.
•You make no withdrawals of Account Value.
•You make no transfers, or other transactions for which we charge a fee.
•No tax charge applies.
•You elect the optional Return of Purchase Payments Death Benefit at issue.
Amounts shown in the examples are rounded to the nearest dollar.
THE EXAMPLES ARE FOR ILLUSTRATIVE PURPOSES ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE DIFFERENT THAN THOSE SHOWN DEPENDING ON A NUMBER OF FACTORS, INCLUDING (1) WHETHER YOU ELECT THE RETURN OF PURCHASE PAYMENT DEATH BENEFIT; (2) WHETHER YOU DECIDE TO ALLOCATE ACCOUNT VALUE TO SUB-ACCOUNTS OTHER THAN THOSE WITH THE MINIMUM OR MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES; AND (3) THE IMPACT OF ANY CONTRACTUAL FEE WAIVERS OR EXPENSE REIMBURSEMENTS APPLICABLE TO CERTAIN UNDERLYING PORTFOLIOS.
For contracts issued before August 24, 2015, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,070	$1,718	$2,380	$3,845	$923	$1,278	$1,645	$2,374
If you annuitize your annuity at the end of the applicable time period: [1]	$370	$1,118	$1,880	$3,845	$223	$678	$1,145	$2,374
If you do not surrender your annuity:	$370	$1,118	$1,880	$3,845	$223	$678	$1,145	$2,374

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$395	$1,192	$1,999	$4,069	$248	$754	$1,272	$2,628
If you annuitize your annuity at the end of the applicable time period: [1]	$395	$1,192	$1,999	$4,069	$248	$754	$1,272	$2,628
If you do not surrender your annuity:	$395	$1,192	$1,999	$4,069	$248	$754	$1,272	$2,628
1 Your ability to annuitize in the first Annuity Year may be limited.

For contracts issued on or after August 24, 2015 and applications signed before August 8, 2016, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,075	$1,733	$2,404	$3,890	$928	$1,293	$1,671	$2,425
If you annuitize your annuity at the end of the applicable time period: [1]	$375	$1,133	$1,904	$3,890	$228	$693	$1,171	$2,425
If you do not surrender your annuity:	$375	$1,133	$1,904	$3,890	$228	$693	$1,171	$2,425

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$400	$1,206	$2,023	$4,114	$253	$769	$1,298	$2,679
If you annuitize your annuity at the end of the applicable time period: [1]	$400	$1,206	$2,023	$4,114	$253	$769	$1,298	$2,679
If you do not surrender your annuity:	$400	$1,206	$2,023	$4,114	$253	$769	$1,298	$2,679
1 Your ability to annuitize in the first Annuity Year may be limited.
For Applications signed on or after August 8, 2016, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,075	$1,733	$2,404	$3,890	$928	$1,293	$1,671	$2,425
If you annuitize your annuity at the end of the applicable time period: [1]	$375	$1,133	$1,904	$3,890	$228	$693	$1,171	$2,425
If you do not surrender your annuity:	$375	$1,133	$1,904	$3,890	$228	$693	$1,171	$2,425

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$400	$1,206	$2,023	$4,114	$253	$769	$1,298	$2,679
If you annuitize your annuity at the end of the applicable time period: [1]	$400	$1,206	$2,023	$4,114	$253	$769	$1,298	$2,679
If you do not surrender your annuity:	$400	$1,206	$2,023	$4,114	$253	$769	$1,298	$2,679
1 Your ability to annuitize in the first Annuity Year may be limited.

For Applications signed on or after July 15, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,060	$1,689	$2,332	$3,755	$913	$1,248	$1,595	$2,273
If you annuitize your annuity at the end of the applicable time period: [1]	$360	$1,089	$1,832	$3,755	$213	$648	$1,095	$2,273
If you do not surrender your annuity:	$360	$1,089	$1,832	$3,755	$213	$648	$1,095	$2,273
1 Your ability to annuitize in the first Annuity Year may be limited.

SUMMARY
This Summary describes key features of the Annuities offered in this prospectus. It is intended to give you an overview, and to point you to sections of the prospectus that provide greater detail. You should not rely on the Summary alone for all the information you need to know before purchasing an Annuity. You should read the entire prospectus for a complete description of the Annuities. Your Financial Professional can also help you if you have questions.
The Annuity: The variable annuity contract issued by Pruco Life of New Jersey is a contract between you, the Owner, and Pruco Life of New Jersey, an insurance company. It is designed for retirement purposes, or other long-term investing, to help you save money for retirement, on a tax deferred basis, and provide income during your retirement. Although this prospectus describes key features of the variable annuity contract, the prospectus is a distinct document, and is not part of the contract.
The Annuity offers various investment Portfolios. With the help of your Financial Professional, you choose how to invest your money within your Annuity (subject to certain restrictions; see “Investment Options”). Investing in a variable annuity involves risk and you can lose your money. On the other hand, investing in a variable annuity can provide you with the opportunity to grow your money through participation in underlying Portfolios.
This prospectus describes two different Annuities. The Annuities differ primarily in the fees and charges deducted. With the help of your Financial Professional, you choose the Annuity that is suitable for you based on your time horizon and liquidity needs.
You and your Financial Professional should consider the following factors when choosing which annuity product and benefit may be most appropriate for your individual needs are the following:
▪Your age;
▪The amount of your initial Purchase Payment and any planned future Purchase Payments into the Annuity;
▪How long you intend to hold the Annuity (also referred to as “investment time horizon”);
▪Your desire to make withdrawals from the Annuity and the timing of those withdrawals;
▪Your investment objectives and risk tolerance;
▪The guarantees that an optional benefit may provide;
▪Fees and charges, including your desire to minimize costs and/or maximize return associated with the Annuity; and
▪Other relevant suitability information.
You can compare the costs of the B Series and C Series by examining the section in this prospectus entitled “Summary of Contract Fees and Charges”. There are trade-offs associated with the costs and benefits provided by both of the Series. The B Series has Contingent Deferred Sales Charge (CDSC) associated with it, while the C Series does not. The B Series provides a higher Surrender Value in long-term scenarios than the C Series. Because the C Series does not have a CDSC, it provides a higher Surrender Value in short-duration scenarios. In choosing which Series to purchase, you should consider the features and the associated costs that offer the greatest value to you including the different ongoing fees and charges you pay to stay in the Annuity.
Please see Appendix B “Selecting the Variable Annuity That’s Right For You,” for a side-by-side comparison of the key features of each of these Annuities.
GENERALLY SPEAKING, VARIABLE ANNUITIES ARE INVESTMENTS DESIGNED TO BE HELD FOR THE LONG TERM. WORKING WITH YOUR FINANCIAL PROFESSIONAL, YOU SHOULD CAREFULLY CONSIDER WHETHER A VARIABLE ANNUITY IS APPROPRIATE FOR YOU GIVEN YOUR LIFE EXPECTANCY, NEED FOR INCOME, AND OTHER PERTINENT FACTORS.
Purchase: In order to purchase an Annuity, you must be no older than age 85. In addition, in order to purchase the optional Return of Purchase Payments Death Benefit, you must be no older than age 79. Also, we require a minimum initial purchase payment of $10,000. See your Financial Professional to complete an application.
The “Maximum Age for Initial Purchase” applies to the oldest Owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the Annuitant as of the day we would issue the Annuity. For Annuities purchased as a Beneficiary Annuity, the maximum issue age is 85 and applies to the Key Life.
After you purchase your Annuity, you will have a limited period of time during which you may cancel (or “Free Look”) the purchase of your Annuity. Your request for a Free Look must be received in Good Order within the applicable time period.
Please see “Requirements for Purchasing One of the Annuities” for additional information.
Investment Options: You may choose from a variety of variable Investment Options ranging from conservative to aggressive. Each of the underlying Portfolios is described in its own summary prospectus, which you should read before selecting your Investment Options. You can obtain the summary prospectuses and prospectuses for the Portfolios by calling 1-888-PRU-2888 or at www.prudential.com. There is no assurance that any variable Investment Option will meet its investment objective.

Access To Your Money: You can receive income by taking withdrawals or electing annuity payments. Please note that withdrawals may be subject to tax, and may be subject to a Contingent Deferred Sales Charge (B Series only discussed below). You may withdraw up to 10% of your Purchase Payments each year without being subject to a Contingent Deferred Sales Charge.
You may also elect to receive income through fixed annuity payments over your lifetime, also called “Annuitization”. If you elect to receive fixed annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs.
Please see “Access to Account Value” and “Annuity Options” for more information.
Death Benefits: You may name a Beneficiary to receive the proceeds of your Annuity upon your death. Your death benefit must be distributed within the time period required by the tax laws. For both Annuities, the Basic Death Benefit is the Annuity’s Account Value on the date of Due Proof of Death. Please see “Death Benefits” for more information. For an additional charge, you may elect the Return of Purchase Payments Death Benefit. This optional benefit is discussed in more detail later in this prospectus.
Fees and Charges: Both Annuities, and the Return of Purchase Payments Death Benefit are subject to certain fees and charges, as discussed in the “Summary of Contract Fees and Charges” table earlier in this prospectus. In addition, there are fees and expenses of the underlying Portfolios.
What does it mean that my Annuity is “tax deferred”? Variable annuities are “tax deferred”, meaning you pay no taxes on any earnings or interest from your Annuity until distributions are made from your Annuity. You may also transfer among your Investment Options without paying a tax at the time of the transfer. When you take your money out of the Annuity, however, you will be taxed on the earnings at ordinary income tax rates. If you withdraw money before you reach age 59½, you also may be subject to a 10% additional federal tax.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect the Return of Purchase Payments Death Benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
Market Timing: We have market timing policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). Our market timing policies and procedures are discussed in more detail later in this prospectus in “Restrictions on Transfers Between Investment Options.”
Other Information: Please see “Other Information” for more information about our Annuities, including legal information about Pruco Life of New Jersey, the Separate Account, and underlying Portfolios.

INVESTMENT OPTIONS
The Investment Options under both Annuities consist of the Sub-accounts. In this section, we describe the Portfolios in which the Sub-accounts invest. Each Sub-account invests in an underlying Portfolio whose share price generally fluctuates each Valuation Day. The Portfolios that you select are your choice – we do not provide investment advice, nor do we recommend any particular Portfolio. If your Annuity was issued before August 24, 2015, however, certain Portfolios are not available to you if you elected the Return of Purchase Payments Death Benefit. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Portfolios.
As a condition of electing the Return of Purchase Payments Death Benefit, you are restricted from investing in certain Sub-accounts. We describe those restrictions below.
VARIABLE INVESTMENT OPTIONS
Each variable investment option is a Sub-account of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (see “Pruco Life of New Jersey and the Separate Account” for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any underlying Portfolio in which you are interested. The chart below provides a description of each Portfolio’s investment objective to assist you in determining which Portfolios may be of interest to you.
Not all Portfolios offered as Sub-accounts may be available to you depending on your election of the optional death benefit. Thus, if you elect the optional death benefit, you would be precluded from investing in certain Portfolios. Please see “Limitations with the Optional Return of Purchase Payments Death Benefit” later in this prospectus.
The Portfolios are not publicly traded mutual funds. They are only available as Investment Options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans or other limited classes of investors permitted by the Code. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same Portfolio adviser or subadviser as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds and Portfolios can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the Portfolios. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio. The current prospectus and statement of additional information for the underlying Portfolio can be obtained by calling 1-888-PRU-2888 or at www.prudential.com.
This Annuity offers Portfolios managed by AST Investment Services, Inc. and/or PGIM Investments LLC, both of which are affiliated companies of Pruco Life of New Jersey (“Affiliated Portfolios”) and Portfolios managed by companies not affiliated with Pruco Life of New Jersey ("Unaffiliated Portfolios"). Pruco Life of New Jersey and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Portfolios and the Unaffiliated Portfolios. Generally, Prudential Companies receive revenue sharing payments from the Unaffiliated Portfolios. We consider the amount of these fees and payments when determining which portfolios to offer through the Annuity. Affiliated Portfolios may provide Prudential Companies with greater fees and payments than Unaffiliated Portfolios. Because of the potential for greater revenue earned by the Prudential Companies with respect to the Affiliated Portfolios, we have an incentive to offer Affiliated Portfolios over Unaffiliated Portfolios. As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more subadvisers that conduct day to day management. We have an incentive to offer Portfolios with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which portfolios to offer under the Annuity. Also, in some cases, we offer Portfolios based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the Sub-accounts that invest in these Portfolios. Pruco Life of New Jersey has selected the Portfolios for inclusion as investment options under this Annuity in Pruco Life of New Jersey’s role as the issuer of this Annuity, and Pruco Life of New Jersey does not provide investment advice or recommend any particular Portfolio. Please see "Other Information" under the heading concerning "Fees and Payments Received by Pruco Life of New Jersey" for more information about fees and payments we may receive from underlying Portfolios and/or their affiliates. In addition, we may consider whether the Portfolio’s objectives and investment strategy create additional risk to us in light of any guaranteed benefits provided by the Annuity.
The following Portfolios are available exclusively with the Prudential Premier® Investment Variable Annuity:

American Funds Insurance Series® Asset Allocation Fund - Class 4	MFS® New Discovery Series - Service Class
American Funds Insurance Series® The Bond Fund of America® - Class 4	MFS® Research Series - Service Class
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4	MFS® Technology Portfolio - Service Class
American Funds Insurance Series® Global Small Capitalization Fund - Class 4	MFS® Total Return Bond Series - Service Class
American Funds Insurance Series® Growth Fund - Class 4	MFS® Total Return Series - Service Class

American Funds Insurance Series® Growth-Income Fund - Class 4	MFS® Utilities Series - Service Class
American Funds Insurance Series® International Fund - Class 4	PSF Global Portfolio - Class III
American Funds Insurance Series® New World Fund® - Class 4	PSF Mid-Cap Growth Portfolio - Class III
American Funds Insurance Series® Washington Mutual Investors FundSM - Class 4	PSF Natural Resources Portfolio - Class III
BlackRock Advantage Large Cap Core V.I. Fund - Class III	PSF PGIM 50/50 Balanced Portfolio - Class III
BlackRock Advantage Large Cap Value V.I. Fund - Class III	PSF PGIM Flexible Managed Portfolio - Class III
BlackRock Basic Value V.I. Fund - Class III	PSF PGIM Government Income Portfolio - Class III
BlackRock Capital Appreciation V.I. Fund - Class III	PSF PGIM High Yield Bond Portfolio - Class III
BlackRock Equity Dividend V.I. Fund - Class III	PSF PGIM Jennison Blend Portfolio - Class III
BlackRock Large Cap Focus Growth V.I. Fund - Class III	PSF PGIM Jennison Focused Blend Portfolio - Class III
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2	PSF PGIM Jennison Growth Portfolio - Class III
Fidelity® Variable Insurance Products ContrafundSM Portfolio	PSF PGIM Jennison Value Portfolio - Class III
Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2	PSF PGIM Total Return Bond Portfolio - Class III
Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2	PSF Small-Cap Stock Index Portfolio - Class III
MFS® International Growth Portfolio - Service Class	PSF Stock Index Portfolio - Class III
MFS® Investors Trust Series - Service Class
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
MFS® Mid Cap Growth Series - Service Class
The Prudential Premier® Investment Variable Annuity offers certain Sub-accounts that invest in underlying Portfolios that are also available in other variable annuity contracts we offer. Those Portfolios are listed below.

AST BlackRock Low Duration Bond Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio
AST ClearBridge Dividend Growth Portfolio
AST Cohen & Steers Global Realty Portfolio
AST Cohen & Steers Realty Portfolio
AST Emerging Markets Equity Portfolio
AST Global Bond Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Government Money Market Portfolio
AST High Yield Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Large-Cap Core Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Mid-Cap Value Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Flexible Multi-Strategy Portfolio
AST QMA International Core Equity Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio

AST Small-Cap Growth Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio
BlackRock Global Allocation V.I. Fund – (Class III)
JPMorgan Insurance Trust Income Builder Portfolio – (Class 2)
PSF Small-Cap Stock Index Portfolio - Class I
PSF Stock Index Portfolio - Class I
Other variable annuity contracts we offer may have certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond portfolio Sub-account (those AST bond portfolios are not available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your Prudential Premier® Investment Variable Annuity. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)a Portfolio’s investment performance could be adversely affected by requiring a subadviser to purchase and sell securities at inopportune times or by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategy;
(b)the subadviser may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one portfolio to another portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Prudential Premier® Investment Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.
Please see the Additional Information section, under the heading concerning “Fees and Payments Received by Pruco Life of New Jersey” for a discussion of fees that we may receive from the Portfolios and/or their service providers.
The following table contains limited information about the Portfolios. Before selecting an Investment Option you should carefully review the summary prospectuses and/or prospectuses for the Portfolios, which contain details about the investment objectives, policies, risks, costs and management of the Portfolios. You can obtain the summary prospectuses and prospectuses for the Portfolios by calling 1-888-PRU-2888 or at www.prudential.com.

Portfolio Name	Investment Objective (s)	Portfolio Adviser/Subadviser
American Funds Insurance Series® Asset Allocation Fund - Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management Company℠
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4 (formerly American Funds Insurance Series® Global Growth and Income Fund – Class 4)	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management Company℠
American Funds Insurance Series® Global Small Capitalization Fund - Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management Company℠
American Funds Insurance Series® Growth Fund - Class 4	Seeks to provide growth of capital.	Capital Research and Management Company℠
American Funds Insurance Series® Growth-Income Fund - Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management Company℠

American Funds Insurance Series® International Fund - Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management Company℠
American Funds Insurance Series® New World Fund® - Class 4	Seeks long-term capital appreciation.	Capital Research and Management Company℠
American Funds Insurance Series® The Bond Fund of America® - Class 4 (formerly American Funds Insurance Series® Bond Fund – Class 4)	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management Company℠
American Funds Insurance Series® Washington Mutual Investors Fund℠ - Class 4 (formerly American Funds Insurance Series® Blue Chip Income and Growth Fund – Class 4)	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management Company℠
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited Loomis, Sayles & Company, L.P.
AST ClearBridge Dividend Growth Portfolio	Seeks income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC
AST Cohen & Steers Global Realty Portfolio	Seeks capital appreciation and income.	Cohen & Steers Capital Management, Inc. Cohen & Steers Asia Limited Cohen & Steers UK Limited
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC, J.P. Morgan Investment Management, Inc. Martin Currie Inc.
AST Global Bond Portfolio (formerly known as the AST Wellington Management Global Bond Portfolio)	Seeks to provide consistent excess returns over the Bloomberg Barclays Global Aggregate US Dollar Hedged Bond Index.	AllianceBernstein L.P. Goldman Sachs Asset Management, L.P. Wellington Management Company LLP
AST Goldman Sachs Small-Cap Value Portfolio	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
AST Government Money Market Portfolio	Seeks high current income and maintain high levels of liquidity.	PGIM Fixed Income
AST High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	J.P. Morgan Investment Management, Inc. PGIM Fixed Income
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC
AST International Growth Portfolio	Seeks long-term capital growth.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC LSV Asset Management
AST Jennison Large-Cap Growth Portfolio	Seeks long-term growth of capital.	Jennison Associates LLC
AST Large-Cap Core Portfolio (formerly AST QMA Large-Cap Portfolio)	Seeks long-term capital appreciation.	QMA LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST MFS Large-Cap Value Portfolio	Seeks capital appreciation.	Massachusetts Financial Services Company
AST Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Massachusetts Financial Services Company Victory Capital Management Inc.
AST Mid-Cap Value Portfolio (formerly AST Neuberger Berman/LSV Mid-Cap Value Portfolio)	Seeks capital growth.	Massachusetts Financial Services Company Wellington Management Company LLP Victory Capital Management Inc.
AST Prudential Core Bond Portfolio	Seeks to maximize total return consistent with the long-term preservation of capital.	PGIM Fixed Income
AST Prudential Flexible Multi-Strategy Portfolio	Seeks to provide capital appreciation.	Jennison Associates, LLC PGIM Fixed Income QMA LLC
AST QMA International Core Equity Portfolio	Seeks long-term capital appreciation.	QMA LLC
AST QMA US Equity Alpha Portfolio	Seeks long term capital appreciation.	QMA LLC
AST Quantitative Modeling Portfolio	Seeks a high potential return while attempting to mitigate downside risk during adverse market cycles.	PGIM Investments LLC QMA LLC
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	Victory Capital Management Inc. Wellington Management Company, LLP
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust UBS Asset Management (Americas) Inc.

AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. LMCG Investments, LLC
AST T. Rowe Price Diversified Real Growth Portfolio	Seeks long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc. T. Rowe Price International Ltd. T. Rowe Price Japan, Inc. T. Rowe Price Hong Kong Limited T. Rowe Price Singapore Private Ltd
AST T. Rowe Price Large-Cap Growth Portfolio	Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Natural Resources Portfolio	Seeks long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe Price Associates, Inc.
AST Western Asset Core Plus Bond Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Portfolio.	Western Asset Management Company, LLC. Western Asset Management Company Limited
AST Western Asset Emerging Markets Debt Portfolio	Seeks to maximize total return.	Western Asset Management Company, LLC Western Asset Management Company Limited
BlackRock Advantage Large Cap Core V.I. Fund - Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Advantage Large Cap Value V.I. Fund - Class III	Seeks long-term capital appreciation.	BlackRock Advisors, LLC
BlackRock Basic Value V.I. Fund - Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund - Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund - Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund - Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Focus Growth V.I. Fund - Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Fidelity® Variable Insurance Products Balanced Portfolio – Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Management & Research Company LLC (FMR)
Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC (FMR)
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Service Class 2	Seeks to provide capital growth.	Fidelity Management & Research Company LLC (FMR)
Fidelity® Variable Insurance Products Health Care Portfolio – Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company LLC (FMR)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	J.P. Morgan Investment Management Inc.
MFS® International Growth Portfolio – Service Class	Seek capital appreciation.	Massachusetts Financial Services Company
MFS® Investors Trust Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® New Discovery Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Research Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Technology Portfolio – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Total Return Bond Series – Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS® Total Return Series – Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class	Seeks total return.	Massachusetts Financial Services Company
PSF Global Portfolio – Class III	Seeks long-term growth of capital.	Brown Advisory, LLC LSV Asset Management QMA LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC
PSF Mid-Cap Growth Portfolio – Class III	Seeks long-term capital appreciation.	J.P. Morgan Investment Management Inc.
PSF Natural Resources Portfolio – Class III	Seeks long-term growth of capital.	Allianz Global Investors U.S. LLC
PSF PGIM 50/50 Balanced Portfolio – Class III	Seeks total investment return consistent with a conservatively managed diversified portfolio.	PGIM Fixed Income PGIM Limited QMA LLC
PSF PGIM Flexible Managed Portfolio – Class III	Seeks total return consistent with an aggressively managed diversified portfolio.	PGIM Fixed Income PGIM Limited QMA LLC
PSF PGIM Government Income Portfolio – Class III	Seeks a high level of income over the long term consistent with the preservation of capital.	PGIM Fixed Income

PSF PGIM High Yield Bond Portfolio – Class III	Seeks high total return.	PGIM Fixed Income PGIM Limited
PSF PGIM Jennison Blend Portfolio – Class III	Seeks long-term growth of capital.	Jennison Associates LLC
PSF PGIM Jennison Focused Blend Portfolio - Class III	Seeks long-term growth of capital.	Jennison Associates LLC
PSF PGIM Jennison Growth Portfolio – Class III	Seeks long-term growth of capital.	Jennison Associates LLC
PSF PGIM Jennison Value Portfolio – Class III	Seeks capital appreciation.	Jennison Associates LLC
PSF PGIM Total Return Bond Portfolio – Class III	Seeks a high level of income over a longer term while providing reasonable safety of capital.	PGIM Fixed Income PGIM Limited
PSF Small-Cap Stock Index Portfolio – Class I (formerly PSF Small Capitalization Stock Portfolio – Class I)	Seeks long-term growth of capital.	QMA LLC
PSF Small-Cap Stock Index Portfolio – Class III	Seeks long-term growth of capital.	QMA LLC
PSF Stock Index Portfolio – Class I	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks.	QMA LLC
PSF Stock Index Portfolio – Class III	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks.	QMA LLC
FIAM LLC is a business unit of FMR LLC (also know as Fidelity Investments).
Fidelity and Contrafund are registered marks of FMR LLC (also known as Fidelity Investments)
Personnel of Goldman Sachs Asset Management International, an affiliate of Goldman Sachs Asset Management, L.P., may perform certain delegated responsibilities for GSAM, may act on behalf of GSAM, or may perform functions that otherwise support the sub-advisory services provided to the Portfolio.
Fidelity and the Fidelity Investments Logo are registered service marks of FMR LLC. Used with permission.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the portfolios of AST.
PGIM Investments LLC manages each of the portfolios of the Prudential Series Fund (PSF).
LIMITATIONS WITH THE OPTIONAL RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
If your Annuity was issued on or after August 24, 2015, these limitations do not apply. If your Annuity was issued before August 24, 2015, as a condition of electing the Return of Purchase Payments Death Benefit, we limit the Investment Options to which you may allocate your Account Value. If you elect the Return of Purchase Payments Death Benefit, only the following Investment Options are available to you which you may allocate your Account Value:

AST Prudential Flexible Multi-Strategy Portfolio
AST Quantitative Modeling Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio
PSF Small-Cap Stock Index Portfolio - Class I
PSF Stock Index Portfolio - Class I

FEES, CHARGES AND DEDUCTIONS
In this section, we provide detail about the charges you incur if you own the Annuity.
The charges under each Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under each Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuities exceed our total costs in connection with the Annuities, we will earn a profit. Otherwise we will incur a loss. For example, Pruco Life of New Jersey may make a profit on the Total Insurance Charge (as described in the "Total Insurance Charge" subsection of this section) if, over time, the actual costs of providing the guaranteed insurance obligations and other expenses under an Annuity are less than the amount we deduct for the Total Insurance Charge. To the extent we make a profit on the Total Insurance Charge, such profit may be used for any other corporate purpose.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In general, a given charge under the Annuity compensates us for our costs and risks related to that charge and may provide for a profit. However, it is possible that with respect to a particular obligation we have under this Annuity, we may be compensated not only by the charge specifically tied to that obligation, but also from one or more other charges we impose.
With regard to charges that are assessed as a percentage of the value of the Sub-accounts, please note that such charges are assessed through a reduction to the Unit Value of your investment in each Sub-account, and in that way reduce your Account Value. A “Unit” refers to a share of participation in a Sub-account used to calculate your Account Value prior to the Annuity Date.
Contingent Deferred Sales Charge (“CDSC”) (FOR B SERIES ONLY): A CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. We may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is taken on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series are shown under “Summary of Contract Fees and Charges” earlier in this prospectus.
With respect to a partial withdrawal, we calculate the CDSC by assuming that any available Charge free withdrawal Amount is taken out first (see “Charge free withdrawal Amounts” later in this prospectus). If the Charge free withdrawal Amount is not sufficient, we then assume that any remaining amount of a partial withdrawal is taken from Purchase Payments on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity (such as gains), as described in the examples below.
EXAMPLES
These examples are designed to show you how the CDSC is calculated. They do not take into account any other fees and charges. The examples illustrate how the CDSC would apply to reduce your Account Value based on the timing and amount of your withdrawals. They also illustrate how a certain amount of your withdrawal, the “Charge free withdrawal Amount,” is not subject to the CDSC. The Charge free withdrawal Amount is equal to 10% of all Purchase Payments currently subject to a CDSC in each year and is described in more detail in “Access to Account Value,” later in this prospectus.
Assume you purchase your B Series Annuity with a $75,000 initial Purchase Payment and you make no additional Purchase Payments for the life of your Annuity.
Example 1
Assume the following:
▪five years after the purchase, your Account Value is $85,000 (your Purchase Payment of $75,000 plus $10,000 of investment gain);
▪the Charge free withdrawal Amount is $7,500 (10% of $75,000);
▪the applicable CDSC is 5%.
If you request a withdrawal of $50,000, $7,500 is not subject to the CDSC because it is the Charge free withdrawal Amount. The remaining amount of your withdrawal is subject to the 5% CDSC. The CDSC in this example is 5% of $42,500, or $2,125.
Gross Withdrawal or Net Withdrawal. You can request either a gross withdrawal or a net withdrawal. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by any applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.
•If you request a gross withdrawal, the amount of the CDSC will reduce the amount of the withdrawal you receive. In this case, the CDSC would equal $2,125 (($50,000 – the Charge free withdrawal Amount of $7,500 = $42,500) x 0.05 = $2,125). You would receive $47,875

($50,000 – $2,125). To determine your remaining Account Value after your withdrawal, we reduce your initial Account Value by the amount of your requested withdrawal. In this case, your Account Value would be $35,000 ($85,000 – $50,000).
•If you request a net withdrawal, we first determine the entire amount that will need to be withdrawn in order to provide the requested payment. We do this by first subtracting the Charge free withdrawal Amount and dividing the resulting amount by the result of 1 minus the surrender charge. Here is the calculation: $42,500/(1 – 0.05) = $44,736.84. This is the total amount to which the CDSC will apply. The amount of the CDSC is $2,236.84. Therefore, in order to for you to receive the full $50,000, we will need to deduct $52,236.84 from your Account Value, resulting in remaining Account Value of $32,763.16.
Example 2
Assume the following:
•you took the withdrawal described above as a gross withdrawal;
•two years after the withdrawal described above, the Account Value is $48,500 ($35,000 of remaining Account Value plus $13,500 of investment gain);
•the Charge free withdrawal Amount is still $7,500 because no additional Purchase Payments have been made and the Purchase Payment is still subject to a CDSC; and
•the applicable CDSC in Annuity Year 7 is now 3%.
If you now take a second gross withdrawal of $10,000, $7,500 is not subject to the CDSC because it is the Charge free withdrawal Amount. The remaining $2,500 is subject to the 3% CDSC or $125 and you will receive $9,875.
On the day that we process your request for a withdrawal, we calculate a CDSC based on any Purchase Payments not previously withdrawn. If your Account Value has declined in value, or if you had made prior withdrawals that reduced your Account Value, the dollar amount of your requested withdrawal may represent, as a percentage of the Purchase Payments being withdrawn, a dollar amount that is greater than your Account Value. As CDSC is calculated as a percentage of Purchase Payments being withdrawn, withdrawals in certain scenarios will result in a higher dollar charge than if CDSC was calculated as a percentage of your Account Value.
We may waive any applicable CDSC under certain circumstances described below in “Exceptions/Reductions to Fees and Charges.”
Transfer Fee: Currently, you may make 20 free transfers between Investment Options each Annuity Year. We may charge $10 for each transfer after the 20th in each Annuity Year. We do not consider transfers made as part of a Dollar Cost Averaging or Automatic Rebalancing program when we count the 20 free transfers. All transfers made on the same day will be treated as one transfer. Transfers made through any electronic method or program we specify are not counted toward the 20 free transfers. The transfer fee is deducted pro rata from all Sub-accounts in which you maintain Account Value immediately subsequent to the transfer.
Annual Maintenance Fee: Prior to Annuitization, we deduct a fee on an annual basis to compensate us for administrative and operational costs in connection with the Annuity, such as maintaining our internal systems that support the Annuity (the "Annual Maintenance Fee"). The Annual Maintenance Fee is equal to $50 or 2% of your Account Value, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender unless the surrender is taken within 30 days of the most recently assessed Annual Maintenance Fee. The fee is taken out from the Sub-accounts on a pro rata basis. The Annual Maintenance Fee is only deducted if the sum of the Purchase Payments at the time the fee is deducted is less than $100,000. We do not impose the Annual Maintenance Fee upon Annuitization (unless Annuitization occurs on an Annuity anniversary), or the payment of a Death Benefit.
Tax Charge: We will pay company income taxes on the taxable corporate earnings created by this Annuity. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you may pay under the Annuity. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or General Account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract Owners are not the Owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the Annuity. We reserve the right to change these tax practices.
Total Insurance Charge: The Total Insurance Charge is comprised of two component charges – the Account Value Based Insurance Charge and the Premium Based Insurance Charge as described below.
•Account Value Based Insurance Charge – is charged daily based on the annualized rate shown in the “Summary of Contract Fees and Charges.” The charge is assessed daily as a percentage of the net assets of the Sub-accounts.

•Premium Based Insurance Charge – is calculated and charged on each Quarterly Annuity Anniversary and is determined by multiplying the “Charge Basis” (described below) as of the Valuation Day immediately prior to the Quarterly Annuity Anniversary on which the charge is processed by the Premium Based Insurance Charge rate shown in the “Summary of Contract Fees and Charges.” The charge is deducted pro rata from the Sub-accounts in which you maintain Account Value on the date the charge is due.
The Total Insurance Charge is intended to compensate Pruco Life of New Jersey for providing the insurance benefits under each Annuity and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge covers the mortality and expense risk and administration charges. Furthermore, the charge also compensates us for our administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs.
For the Premium Based Insurance Charge, the Charge Basis is initially equal to the sum of all Purchase Payments on the Issue Date of the Annuity. The Charge Basis increases by the amount of any additional Purchase Payment. The Charge Basis may be reduced if you make a withdrawal. When we calculate the Charge Basis, we do not deduct any applicable fees, taxes or charges from the Purchase Payment.
The Charge Basis is reduced by the withdrawal amount less any positive growth in the Annuity, where growth is calculated by taking the Account Value immediately prior to the withdrawal and subtracting the Charge Basis. In no case will the growth be less than zero. If the withdrawal amount is less than the growth in the Annuity, then the Charge Basis will not be reduced.
Examples of the Charge Basis
•Example 1: Assume you make an initial Purchase Payment of $75,000. Assume you make an additional Purchase Payment of $25,000 in the second Annuity Year. Your new Charge Basis will be $100,000 ($75,000 + $25,000 = $100,000).
•Example 2: Assume your Charge Basis is $125,000 and your Account Value is $150,000. You decide to take a partial withdrawal of $30,000. We will reduce your Charge Basis by $5,000 (Account Value of $150,000 – Charge Basis of $125,000 = $25,000; then, the partial withdrawal amount of $30,000 – $25,000 = $5,000.00) to equal your new Charge Basis of $120,000.
•Example 3: Assume your Charge Basis is $100,000 and your Account Value is $90,000. You decide to take a partial withdrawal of $25,000. We will reduce your Account Value and Charge Basis by $25,000. In this example, the Account Value is less than the Charge Basis, which means that there has been a decrease in your Account Value due to negative performance of the investment options. As a result of the partial withdrawal, your new Charge Basis is $75,000.
A Premium Based Insurance Charge is not deducted: (a) on or after the Annuity Date; (b) if a Death Benefit has been determined under the Annuity (unless Spousal Continuation as described later in this prospectus in the "Spousal Continuation" section occurs); or (c) in the event of a full surrender of the Annuity (unless the full surrender occurs on a Quarterly Annuity Anniversary, in which case we will deduct the charge prior to terminating the Annuity). If the Quarterly Annuity Anniversary is not on a Valuation Day, we will deduct the Premium Based Insurance Charge on the next Valuation Day.
We will take the Premium Based Insurance Charge pro rata from each of the Sub-accounts every quarter. We will only deduct that portion of the Premium Based Insurance Charge that does not reduce the Account Value below the lesser of $500 or 5% of the sum of the Purchase Payments allocated to the Annuity (which we refer to here as the “floor”). However, if a Premium Based Insurance Charge is deducted on the same day that a withdrawal is taken, it is possible that the deduction of the charge will cause the Account Value to fall below the immediately-referenced Account Value “floor.” The Premium Based Charge is not considered a withdrawal for any purpose, including determination of charge free withdrawals, or CDSC.
Optional Return of Purchase Payments Death Benefit Charge: If you elect to purchase the optional death benefit, we will deduct an additional charge. The additional charge for the optional Return of Purchase Payments Death Benefit is comprised of an Account Value based charge assessed daily and a premium based charge assessed quarterly. See the section of the prospectus entitled, “Summary of Contract Fees and Charges.”
Fees and Expenses Incurred by the Portfolios: Each portfolio incurs total annualized operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees or short sale expenses that may apply. These fees and expenses are assessed against each portfolio’s net assets, and reflected daily by each portfolio before it provides Pruco Life of New Jersey with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the summary prospectuses and prospectuses for the portfolios, which can be obtained by calling 1-888-PRU-2888.
ANNUITY PAYMENT OPTION CHARGES
If you select a fixed payment option upon Annuitization, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC (B Series only) or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the Total Insurance Charge that is deducted as an administration charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

PURCHASING YOUR ANNUITY
REQUIREMENTS FOR PURCHASING THE ANNUITY
We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. The current limitations, restrictions and standards are described below. We may change these limitations, restrictions and standards in the future.
Your financial professional is required to complete annuity training prior to soliciting an application for an annuity product. If your annuity application was submitted prior to your financial professional fulfilling the applicable annuity training requirements, your application will be returned and the annuity product will need to be re-solicited. If the annuity training is not completed within five (5) Valuation Days from the date your initial Purchase Payment is received by Prudential in Good Order and we do not have your consent to retain the Purchase Payment, we will return your Purchase Payment and your Annuity will not be issued.
Initial Purchase Payment: An initial Purchase Payment is considered the first Purchase Payment received by us in Good Order and in an amount sufficient to issue your Annuity. This is the payment that issues your Annuity. All subsequent Purchase Payments allocated to the Annuity will be considered Additional Purchase Payments. Unless we agree otherwise and subject to our rules, you must make a minimum initial Purchase Payment of $10,000. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we may accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.
We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments with respect to this Annuity and all other annuities owned by the new Owner would equal or exceed that $1,000,000 threshold. We may limit additional Purchase Payments under other circumstances, as explained in “Additional Purchase Payments,” below.
Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Pruco Life of New Jersey. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Pruco Life of New Jersey by wiring funds through your Financial Professional’s broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.
Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions. You can allocate Purchase Payments to one or more available Investment Options.
Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships and endowments. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated Annuitant. You may name as Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five-years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary (ies) as described in the “Death Benefits” section of this prospectus. See the “Death Benefits” section later in this prospectus for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.
Additionally, we will not permit election of any optional death benefit by certain ownership types. We may issue an Annuity in ownership structures where the annuitant is also the participant in a Qualified or Nonqualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. We reserve the right to further limit, restrict and/or change to whom we will issue an Annuity in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that may elect to use our Annuity as a funding vehicle.
Age Restrictions: Unless we agree otherwise and subject to our rules, in order to issue the annuity, we must receive the application, in Good Order, before the oldest of the Owner(s) and Annuitant(s) turns 86 years old. If the optional Return of Purchase Payments Death Benefit is elected, we must receive the application in Good Order before the oldest of the Owner(s) and Annuitant(s) turns 80 years old. If you purchase a Beneficiary Annuity, the maximum issue age is 85 based on the Key Life. The availability of protection of certain optional benefits may vary based on the age of the oldest Owner (or Annuitant, if entity owned) on the Issue Date of the Annuity. In addition, the broker-dealer firm through which you are purchasing an Annuity may impose a younger maximum issue age than what is described above – check with the broker-dealer firm for details. The “Annuitant” refers to the natural person upon whose life annuity payments payable to the Owner are based.
Additional Purchase Payments: If allowed by applicable state law, currently you may make additional Purchase Payments, provided that the payment is at least $100 (we impose a $50 minimum for electronic funds transfer (“EFT”) purchases). We may amend this Purchase Payment minimum, and/or limit the Investment Options to which you may direct Purchase Payments. You may make additional Purchase Payments, unless the Annuity is held as a Beneficiary Annuity, at any time before the earlier of the Annuity Date and (i) for Annuities that are not entity-owned, the oldest Owner’s 86th birthday or (ii) for entity-owned Annuities, the Annuitant’s 86th birthday. However, Purchase Payments are not permitted after the Account Value is reduced to zero.
Each additional Purchase Payment will be allocated to the Investment Options according to the instructions you provide with such Purchase Payment. You may not provide allocation instructions that apply to more than one additional Purchase Payment. Thus, if you have not provided allocation instructions with a particular additional Purchase Payment, we will allocate the Purchase Payment on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding any Sub-accounts to which you may not choose to allocate Account Value. We will accept additional Purchase Payments up to and including the day prior to the later of (a) the oldest Owner’s 86th birthday (the Annuitant’s 86th birthday, if the Annuity is owned by an entity), or (b) the first anniversary of the Issue Date, unless otherwise required by applicable law or regulation to maintain the tax status of the Annuity.
We reserve the right to limit, suspend or reject any additional Purchase Payment at any time, but would do so only on a non-discriminatory basis.
When you purchase this Annuity and determine the amount of your initial Purchase Payment, you should consider the fact that we may suspend, reject or limit additional Purchase Payments at some point in the future. Depending on the tax status of your Annuity (e.g., if you own the Annuity through an IRA), there may be annual contribution limits dictated by applicable law. Please see “Tax Considerations” for additional information on these contribution limits.
Additional Purchase Payments may also be limited if the total Purchase Payments under this Annuity and other annuities equals or exceeds $1,000,000.00, as described in more detail in the “Initial Purchase Payment” section above.
DESIGNATION OF OWNER, ANNUITANT, AND BENEFICIARY
Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.
•Owner: Each Owner holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint Owners are required to act jointly; however, if both Owners instruct us in a written form that we find acceptable to allow one Owner to act independently on behalf of both Owners we will permit one Owner to do so. All information and documents that we are required to send you will be sent to the first named Owner. Co-ownership by entity Owners or an entity Owner and an individual is not permitted. Refer to the “Glossary of Terms” for a complete description of the term “Owner.” Prior to Annuitization, there is no right of survivorship (other than any spousal continuance right that may be available to a surviving spouse).
•Annuitant: The Annuitant is the person upon whose life we make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the Accumulation Period. In limited circumstances and where allowed by law, we may allow you to name one or more “Contingent Annuitants” with our prior approval. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the Tax Considerations section of the prospectus. For Beneficiary Annuities, instead of an Annuitant there is a “Key Life” which is used to determine the annual required distributions.
•Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary designation should be the exact name of your Beneficiary, not only a reference to the Beneficiary’s relationship to you. If you use a class designation in lieu of designating individuals (e.g. “surviving children”), we will pay the class of Beneficiaries as determined at the time of your death and not the class of Beneficiaries that existed at the time the designation was made. If no Beneficiary is named, the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of a Beneficiary, the term “Successor” is used. If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse to maintain the contract, unless you elect an alternative Beneficiary designation.

Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.
“Beneficiary” Annuity
You may purchase an Annuity if you are a Beneficiary of an account that was owned by a decedent, except in the event that the decedent’s account is an existing Prudential Beneficiary Annuity, subject to the following requirements. You may transfer the proceeds of the decedent’s account into one of the Annuities described in this prospectus and receive distributions that are required by the tax laws.
Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. You must take required distributions at least annually, which we will calculate based on the applicable life expectancy in the year of the decedent’s death, using Table 1 in IRS Publication 590-B. We do not assess a CDSC (if applicable) on distributions from your Annuity if you are required by law to take such distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate and is paid out through a program of systematic withdrawals that we make available.
For IRAs and Roth IRAs, distributions must begin by December 31st of the year following the year of the decedent’s death. If you are the surviving spouse Beneficiary, distributions may be deferred until the decedent would have attained age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date). However, if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to Beneficiaries of an IRA or Roth IRA, see “Required Distributions Upon Your Death for Qualified Annuity Contracts” in “Tax Considerations”.
For nonqualified Annuities, distributions must begin within one year of the decedent’s death. For additional information regarding the tax considerations applicable to Beneficiaries of a nonqualified Annuity see “Required Distributions Upon Your Death for Nonqualified Annuity Contracts” in “Tax Considerations”.
You may take withdrawals in excess of your required distributions, however such withdrawals may be subject to the Contingent Deferred Sales Charge. Any withdrawals you take count toward the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Total Insurance Charge and the Annual Maintenance Fee.
The Annuity provides a basic Death Benefit upon death, and you may name “successors” who may receive the Death Benefit as a lump sum. Please note the following additional limitations for a Beneficiary Annuity:
•No additional Purchase Payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple assets or death benefits into a single contract as part of this Beneficiary Annuity.
•You may not elect the optional Return of Purchase Payments Death Benefit.
•You may not annuitize the Annuity; no annuity options are available.
•You may participate only in the following programs: Automatic Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.
•You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A Beneficiary Annuity may not be co-owned.
•If the Annuity is funded by means of transfer from another Beneficiary Annuity with another company, we require that the sending company or the beneficial Owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another Beneficiary Annuity where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.
•The beneficial Owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, an estate or a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or became irrevocable by its terms upon the death of the IRA or Roth IRA Owner; and (3) the Beneficiaries of the trust who are Beneficiaries with respect to the trust’s interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust may be required to provide us with a list of all Beneficiaries to the trust (including contingent and remainder Beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30th of the year following the year of death of the IRA or Roth IRA Owner, or date of Annuity application if later. The trustee may also be required to provide a copy of the trust document upon request. If the beneficial Owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor who is named as the Annuitant. If the beneficial Owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest Beneficiary under the trust.
•If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a Beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.

•If you are transferring proceeds as Beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first or next required distribution. If, for any reason, your transfer request impedes our ability to complete your required distribution by the required date, we will be unable to accept your transfer request.
RIGHT TO CANCEL
You may cancel (or “Free Look”) your Annuity for a refund by notifying us in Good Order or by returning the Annuity to our Service Office or to the representative who sold it to you within 10 days after you receive it (or such other period as may be required by applicable law). The Annuity can be mailed or delivered either to us, at our Service Office, or to the representative who sold it to you. Return of the Annuity by mail is effective on being postmarked, properly addressed and postage prepaid.
Subject to applicable law, the amount of the refund will equal the Account Value as of the Valuation Day we receive the returned Annuity at our Service Office or the cancellation request in Good Order, plus any fees or tax charges deducted from the Purchase Payment upon allocation to the Annuity or imposed under the Annuity, less any applicable federal and state income tax withholding.
SCHEDULED PAYMENTS DIRECTLY FROM A BANK ACCOUNT
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity, unless the Annuity is held as a Beneficiary Annuity. No additional Purchase Payments are permitted if you have elected the Beneficiary Annuity. For Annuities issued prior to August 24, 2015, investment restrictions will apply if you elect optional benefits. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or terminated the ability of Owners to submit additional Purchase Payments.
SALARY REDUCTION PROGRAMS
These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program.

MANAGING YOUR ANNUITY
CHANGE OF OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS
In general you may change the Owner, Annuitant and Beneficiary designations by sending us a request in Good Order which will be effective upon receipt at our Service Office. However if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based.
As of the Valuation Day we receive an ownership change, including an assignment, any automated investment or withdrawal programs will be canceled. The new Owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Any change we accept is subject to any transactions processed by us before we receive the notice of change at our Service Office. Some of the changes we will not accept include, but are not limited to:
•a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner’s death;
•a new Annuitant subsequent to the Annuity Date if the annuity option includes a life contingency;
•a new Annuitant prior to the Annuity Date if the Owner is an entity;
•a new Owner such that the new Owner is older than the age for which we would then issue the Annuity as of the effective date of such change, unless the change of Owner is the result of Spousal Continuation;
•any permissible designation change if the change request is received at our Service Office after the Annuity Date;
•A new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, or grantor trusts with more than two grantors; and
•a new Annuitant for an Annuity issued to a grantor trust where the new Annuitant is not the oldest grantor of the trust.
In general, you may change the Owner, Annuitant and Beneficiary designations as indicated above, and also may assign the Annuity. We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the Annuitant or Contingent Annuitant. We accept assignments of nonqualified Annuities only.
We reserve the right to reject any proposed change of Owner, Annuitant, or Beneficiary, as well as any proposed assignment of the Annuity.
We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:
•a company(ies) that issues or manages viatical or structured settlements;
•an institutional investment company;
•an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or
•a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.
We will implement this right on a non-discriminatory basis and to the extent allowed by state law, but are not obligated to process your request within any particular timeframe. There are restrictions on designation changes when you have elected certain optional benefits.
Death Benefit Suspension Upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant and you have elected the Return of Purchase Payments Death Benefit, the change may affect the amount of the Death Benefit. See “Death Benefits” later in the prospectus for additional details.
Spousal Designations
If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse to maintain the contract, unless you elect an alternative Beneficiary designation. Note that any division of your Annuity due to divorce will be treated as a withdrawal and CDSC may apply. If CDSC is applicable, it cannot be divided between the Owner and the non-Owner ex-spouse. The non-Owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Please consult with your tax adviser regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.
The federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Contingent Annuitant
Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”).
Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. If the Custodial Account elects to continue the Annuity, the Death Benefit payable will equal the Death Benefit described in the Spousal Continuation section of the Death Benefits section of this prospectus. See “Spousal Continuation of Annuity” in “Death Benefits” for more information about how the Annuity can be continued by a Custodial Account, including the amount of the Death Benefit.

MANAGING YOUR ACCOUNT VALUE
There are several programs we administer to help you manage your Account Value. We describe our current programs in this section.
DOLLAR COST AVERAGING PROGRAMS
We offer Dollar Cost Averaging Programs during the Accumulation Period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from your Sub-accounts (if you make no selection, we will effect transfers on a monthly basis).
There is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market.
AUTOMATIC REBALANCING PROGRAMS
During the Accumulation Period, we offer "Automatic Rebalancing" among the Sub-accounts you choose. The “Accumulation Period” refers to the period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you choose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the “overweighted” Sub-accounts to the “underweighted” Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift. You may make additional transfers; however, the Automatic Rebalancing program will not reflect such transfers unless we receive instructions from you indicating that you would like to adjust the Automatic Rebalancing program. There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.
FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS
Unless you direct us otherwise, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving Investment Options. If your Financial Professional has this authority, we deem that all such transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. You will receive a confirmation of any financial transaction involving the purchase or sale of Units of your Annuity. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these authorizations at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments by such Financial Professional. We will notify you and your Financial Professional if we implement any such restrictions or prohibitions.
Please Note: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between Investment Options that are discussed in the section below entitled “Restrictions on Transfers Between Investment Options.” We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our website (www.prudential.com). Limitations that we may impose on your Financial Professional under the terms of an administrative agreement (e.g., a custodial agreement) do not apply to financial transactions requested by an Owner on his or her own behalf, except as otherwise described in this prospectus.
For certain Broker Dealers: If instructed by your Broker Dealer, we may allow your financial professional to effectuate withdrawals on your behalf.  In the event you do not wish that your financial professional have this authority, please contact us immediately.
RESTRICTIONS ON TRANSFERS BETWEEN INVESTMENT OPTIONS
During the Accumulation Period you may transfer Account Value between Investment Options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account you allocate Account Value to at the time of any allocation or transfer. Although we do not currently impose a minimum transfer amount, we reserve the right to require that any transfer be at least $50.
Transfers under this Annuity consist of those you initiate or those made under a systematic program dollar cost averaging program or an asset rebalancing program. The transfer restrictions discussed in this section apply only to transfers that you initiate, not any transfers under a program.
Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in Good Order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a “writing”; (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer; and (iii) do not count any transfer that solely involves the Sub-account corresponding to the AST Government Money Market Sub-account, or any transfer that involves one of our systematic programs, such as automated withdrawals.
Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for a portfolio manager to manage a portfolio’s investments. Frequent transfers may cause the portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the portfolios; or (b) we are informed by a portfolio (e.g., by the portfolio’s portfolio manager) that the purchase or redemption of shares in the portfolio must be restricted because the portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
•With respect to each Sub-account (other than the AST Government Money Market Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the “Transfer Out”) all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the “Restricted Sub-account”). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automatic rebalancing; (ii) do not count any transfer that solely involves the AST Government Money Market Sub-account; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
•We reserve the right to effect transfers on a delayed basis for all Annuities in accordance with our rules regarding frequent transfers. That is, we may price a transfer involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the transfer request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.
If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial.
There are owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than Annuity Owners who are subject to such limitations. Finally, there are owners of other variable annuity contracts or variable life contracts that are issued by Pruco Life of New Jersey as well as other insurance companies that have the same underlying mutual fund portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying portfolio (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional are subject to the restrictions on transfers between Investment Options that are discussed above, if the Financial Professional manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any Owner.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity. The portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter or its transfer agent that obligates us to provide to the portfolio promptly upon request certain information about the trading activity of individual contract Owners (including an Annuity Owner’s TIN number), and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the excessive trading policies established by the portfolio. In addition, you should be aware that some portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the portfolios (and thus Annuity Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the portfolios.
A portfolio also may assess a short-term trading fee (also referred to as “redemption fee”) in connection with a transfer out of the Sub-account investing in that portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each portfolio determines the amount of the short-term trading fee and when the fee is imposed. The fee is retained by or paid to the portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no portfolio has adopted a short-term trading fee.

ACCESS TO ACCOUNT VALUE
TYPES OF DISTRIBUTIONS AVAILABLE TO YOU
During the Accumulation Period you can access your Account Value through partial withdrawals, systematic withdrawals, and where required for tax purposes, Required Minimum Distributions. You can also surrender your Annuity at any time. Depending on your instructions, we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, any Tax Charge that applies. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called “Charge free withdrawals.” Unless you notify us differently as permitted, partial withdrawals are taken pro rata (i.e. “pro rata” meaning that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value). Each of these types of distributions is described more fully below.
TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES
Prior to Annuitization
For federal income tax purposes, a distribution prior to Annuitization is deemed to come first from any “gain” in your Annuity and second as a return of your “cost basis”, if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer’s age 59 1/2, you may be subject to a 10% tax in addition to ordinary income taxes on any gain. You may wish to consult a professional tax adviser for advice before requesting a distribution.
During the Annuitization Period
During the Annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have “exclusionary rules” that we use to determine what portion of each annuity payment should be treated as a return of any cost basis you have in your Annuity. Once the cost basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The cost basis in your Annuity may be based on the cost basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.
There may also be tax implications on distributions from qualified Annuities. See “Tax Considerations” for information about qualified Annuities and for additional information about nonqualified Annuities.
CHARGE FREE WITHDRAWAL AMOUNTS (B SERIES ONLY)
The Charge free withdrawal amount is the amount that can be withdrawn from your Annuity each Annuity Year without the application of any CDSC. The Charge free withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments that are currently subject to a CDSC. Withdrawals made within an Annuity Year reduce the Charge free withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Charge free withdrawal amount to the next Annuity Year.
•The Charge free withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Charge free withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity.
•You can also make partial withdrawals in excess of the Charge free withdrawal amount. The minimum partial withdrawal you may request is $100.
Example. This example assumes that no withdrawals have previously been taken.
On January 3rd, to purchase your Annuity, you make an initial Purchase Payment of $20,000.
On January 3rd of the following calendar year, you make a subsequent Purchase Payment to your Annuity of $10,000.
•Because in Annuity Year 1 your initial Purchase Payment of $20,000 is still within the CDSC schedule (see “Annuity Owner Transaction Expenses”), your Charge free withdrawal amount in Annuity Year 1 equals $20,000 × 0.10, or $2,000.
•Because in Annuity Year 2 both your initial Purchase Payment of $20,000 and your subsequent Purchase Payment of $10,000 are still within the CDSC schedule (see “Annuity Owner Transaction Expenses”), your Charge free withdrawal amount in Annuity Year 2 equals $20,000 × 0.10, plus $10,000 × 0.10, or $2,000 + $1,000 for a total of $3,000.
To determine if a CDSC applies to partial withdrawals, we first determine if you have previously withdrawn all Purchase Payments. If so, no CDSC applies. If you have not previously withdrawn all Purchase Payments, we:
1.First determine what, if any, amounts qualify as a Charge free withdrawal. These amounts are not subject to the CDSC.
2.Next determine what, if any, remaining amounts are in excess of the Charge free withdrawal amount. These amounts will be treated as withdrawals of Purchase Payments, as described in “Fees, Charges and Deductions – Contingent Deferred Sales Charge (“CDSC”)” earlier in this prospectus. These amounts may be subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis.
3.Withdraw any remaining amounts from any other Account Value (including gains). These amounts are not subject to the CDSC.

Your withdrawal will include the amount of any applicable CDSC. You can request a partial withdrawal as either a “gross” or “net” withdrawal. In a “gross” withdrawal, you request a specific withdrawal amount, with the understanding that the amount you actually receive is reduced by any applicable CDSC or tax withholding. Therefore, you may receive less than the dollar amount you specify. In a “net” withdrawal, you request a withdrawal for an exact dollar amount, with the understanding that any applicable deduction for CDSC or tax withholding is taken from your remaining Account Value. Therefore, a larger amount may be deducted from your Account Value than the amount you specify. If you do not provide instruction on how you want the withdrawal processed, we will process the withdrawal as a gross withdrawal. We will deduct the partial withdrawal from your Account Value in accordance with your instructions. If you provide no instructions, we will take the withdrawal from your Sub-accounts in the same proportion that each such Investment Option represents to your total Account Value.
SYSTEMATIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD
Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select. This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.
You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) and 72(q) of the Code or Required Minimum Distributions.
You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.
Please note that systematic withdrawals may be subject to any applicable CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.
The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.
Systematic Withdrawals based on the charge free amount may be available, but only if the contract is still within the surrender charge period. The withdrawals will be calculated based only on the purchase payments that are still subject to CDSC.
We will withdraw systematic withdrawals from the Investment Options you have designated (your “designated Investment Options”). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal. “Pro rata” means that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value. For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata (as described above) based on the Account Value across all of your Investment Options.
SYSTEMATIC WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE
If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% additional tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of “substantially equal periodic payments.” For Annuities issued as nonqualified annuities, the Code may provide a similar exemption from additional tax under Section 72(q) of the Code. Systematic withdrawals under Sections 72(t)/72(q) may be subject to a CDSC (except that no CDSC applies to the C Series). To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of Section 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.
You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59½ that are not subject to the 10% additional tax.
Please note that if a withdrawal under Sections 72(t) or 72(q) was scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will implement the withdrawal on the last Valuation Day prior to December 25th of that year.
REQUIRED MINIMUM DISTRIBUTIONS
Required Minimum Distributions are a type of systematic withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner’s lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make systematic withdrawals in amounts that satisfy the minimum distribution rules under the Code. We do not assess a CDSC (if applicable) on Required Minimum Distributions from your Annuity if you are required by law to take such Required Minimum Distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a systematic withdrawal that is taken to satisfy the Required Minimum Distribution rules in relation to other savings or investment plans under other qualified retirement plans.

The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to systematic withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.
You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the Required Minimum Distribution rules under the Code.
In any year in which the requirement to take Required Minimum Distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a Required Minimum Distribution if not for the suspension as eligible for treatment as described herein.
Please note that if a Required Minimum Distribution is scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will process the Required Minimum Distribution on the last Valuation Day prior to December 25th of that year.
See “Tax Considerations” for a further discussion of Required Minimum Distributions.

SURRENDERS
SURRENDER VALUE
During the Accumulation Period you can surrender your Annuity at any time, and will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity. Your Surrender Value is equal to the Account Value less any applicable CDSC, any applicable tax charges, and any Annual Maintenance Fee.
We apply as a threshold, in certain circumstances, a minimum Surrender Value of $2,000. We will not allow you to take any withdrawals that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See “Annuity Options” later in this prospectus for information on the impact of the minimum Surrender Value at annuitization.
MEDICALLY-RELATED SURRENDERS
Where permitted by law, you may request to surrender all or part of your B Series Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related “Contingency Event” as described below (a “Medically-Related Surrender”). The availability and requirements of such a surrender and waiver may vary by state. The CDSC and this waiver are not applicable to the C Series.
If you request a full surrender, the amount payable will be your Account Value as of the date we receive, in Good Order, your request to surrender your Annuity. Although a CDSC will not apply to qualifying Medically-Related Surrenders, please be aware that a withdrawal from the Annuity before you have reached age 59½ may be subject to a 10% additional tax and other tax consequences – see “Tax Considerations” later in this prospectus.
This waiver of any applicable CDSC is subject to our rules in place at the time of your request, which currently include but are not limited to the following:
•If the Owner is an entity, the Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the “Contingency Event” described below in order to qualify for a Medically-Related Surrender;
•If the Owner is an entity, the Annuitant must be alive as of the date we pay the proceeds of such surrender request;
•If the Owner is one or more natural persons, all such Owners must also be alive at such time;
•We must receive satisfactory proof of the Owner’s (or the Annuitant’s if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;
•No additional Purchase Payments can be made to the Annuity; and
•Proceeds will only be sent by check or electronic fund transfer directly to the Owner.
We reserve the right to impose a maximum amount of a Medically-Related Surrender (equal to $500,000), but we do not currently impose that maximum. That is, if the amount of a partial medically-related withdrawal request, when added to the aggregate amount of Medically-Related Surrenders you have taken previously under this Annuity and any other annuities we and/or our affiliates have issued to you exceeds that maximum amount, we reserve the right to treat the amount exceeding that maximum as not an eligible Medically-Related Surrender. A “Contingency Event” occurs if the Owner (or Annuitant if entity-owned) is:
•first confined in a “Medical Care Facility” after the Issue Date and while the Annuity is in force, remains confined for at least 90 consecutive days, and remains confined on the date we receive the Medically-Related Surrender request at our Service Office; or
•first diagnosed as having a “Fatal Illness” after the Issue Date and while the Annuity is in force. We may require a second or third opinion by a licensed physician chosen by us regarding a diagnosis of Fatal Illness. We will pay for any such second or third opinion.
“Fatal Illness” means a condition (a) diagnosed by a licensed physician; and (b) that is expected to result in death within 24 months after the diagnosis in 80% of the cases diagnosed with the condition. “Medical Care Facility” means a facility operated and licensed pursuant to the laws of any United States jurisdiction providing medically necessary in-patient care, which is (a) prescribed by a licensed physician in writing; (b) recognized as a general hospital or long-term care facility by the proper authority of the United States jurisdiction in which it is located; (c) recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; and (d) certified as a hospital or long-term care facility; OR (e) a nursing home licensed by the United States jurisdiction in which it is located and offers the services of a Registered Nurse (RN) or Licensed Practical Nurse (LPN) 24 hours a day that maintains control of all prescribed medications dispensed and daily medical records. This waiver is not currently available in California and Massachusetts.

ANNUITY OPTIONS
Annuitization involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit, if any, is determined solely under the terms of the applicable annuity payment option. We currently make annuity options available that provide fixed annuity payments. Fixed annuity payments provide the same amount with each payment. You must annuitize your entire Account Value; partial Annuitizations are not allowed.
You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the annuity options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. If a CDSC is still remaining on your Annuity, any period certain must be at least 10 years (or the maximum period certain available, if life expectancy is less than 10 years). You may change your choices before the Annuity Date.
If needed, we will require proof in Good Order of the Annuitant’s age before commencing annuity payments. Likewise, we may require proof in Good Order that an Annuitant is still alive, as a condition of our making additional annuity payments while the Annuitant lives. We will seek to recover any life income annuity payments that we made after the death of the Annuitant.
If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $2,000 on the Annuity Date.
Once fixed annuity payments begin, you will no longer receive the Death Benefits described below. See the "Death Benefits" section of this prospectus.
Please note that you may not annuitize under one of the Fixed Annuity Options within the first Annuity Year.
For Beneficiary Annuities, no annuity payments are available and all references to Annuity Date are not applicable.
Fixed Annuity Options
Option 1
Annuity Payments for a Period Certain: Under this option, we will make equal payments for the period chosen (the “period certain”), up to 25 years (but not to exceed the life expectancy of the Annuitant at the time the annuity option becomes effective, as computed under applicable IRS tables). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the Owner dies before the end of the period certain, payments will continue to any surviving Owner, or if there is no surviving Owner, the named Beneficiary or your estate if no Beneficiary is named for the remainder of the period certain.
Option 2
Life Income Annuity Option with a Period Certain: Under this option, income is payable monthly, quarterly, semiannually, or annually for the period certain, subject to our then current rules, and thereafter until the death of the Annuitant. Should the Owner or Annuitant die before the end of the period certain, the remaining period certain payments are paid to any surviving Owner, or if there is no surviving Owner, the named Beneficiary, or your estate if no Beneficiary is named, until the end of the period certain. If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you. We will use a period certain of 10 years, or a shorter duration if the Annuitant’s life expectancy at the time the annuity option becomes effective, as computed under applicable IRS tables, is less than 10 years. If in this instance the duration of the period certain is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.
Other Annuity Options We May Make Available
At the Annuity Date, we may make available other annuity options not described above. However, Options 1 and 2 above will always remain available. The additional options we currently offer are:
•Life Annuity Option. We currently make available an annuity option that makes payments for the life of the Annuitant. Under that option, income is payable monthly, quarterly, semiannually, or annually, as you choose, until the death of the Annuitant. No additional annuity payments are made after the death of the Annuitant. No minimum number of payments is guaranteed. It is possible that only one payment will be payable if the death of the Annuitant occurs before the date the second payment was due, and no other payments nor death benefits would be payable.
•Joint Life Annuity Option. Under the joint lives option, income is payable monthly, quarterly, semiannually, or annually, as you choose, during the joint lifetime of two Annuitants, ceasing with the last payment prior to the death of the second to die of the two Annuitants. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Annuitants occurs before the date the second payment was due, and no other payments or death benefits would be payable.
•Joint Life Annuity Option With a Period Certain. Under this option, income is payable monthly, quarterly, semiannually, or annually for the number of years selected (the “period certain”), subject to our current rules, and thereafter during the joint lifetime of two Annuitants, ceasing with the last payment prior to the death of the second to die of the two Annuitants. If the Annuitants’ joint life expectancy is less than the period certain, we will institute a shorter period certain, determined according to applicable IRS tables. Should the two Annuitants die before the end of the period certain, the remaining period certain payments are paid to any surviving Owner, or if there is no surviving Owner, the named Beneficiary, or to your estate if no Beneficiary is named, until the end of the period certain.
For qualified annuities, the period certain option may be limited to 10 years or less depending on the circumstances.
We reserve the right to cease offering any of these other annuity options. If we do so, we will amend this prospectus to reflect the change. We reserve the right to make available other annuity options.

DEATH BENEFITS
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
Both Annuities provide a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant’s death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant’s death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant’s death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”. A Death Benefit is payable only if your Account Value at the time of the decedent’s death is greater than zero.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries as described in the “Death Benefits” section of this prospectus. See the “Death Benefits” section later in this prospectus for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.
We determine the amount of the Death Benefit as of the date we receive “Due Proof of Death.” Due Proof of Death can be met only if each of the following is submitted to us in Good Order: (a) a death certificate or similar documentation acceptable to us (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds and (c) any applicable election of the method of payment of the death benefit by at least one Beneficiary (if not previously elected by the Owner). We must be made aware of the entire universe of eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary – see “Payment of Death Benefits” below).
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the AST Government Money Market Sub-account. However, between the date of death and the date that we transfer any remaining Death Benefit to the AST Government Money Market Sub-account, the amount of the Death Benefit may be reduced by the Total Insurance Charge and may be subject to Sub-account fluctuations.
The amount of the Death Benefit is equal to the Account Value on the date we receive Due Proof of Death. We call this the “Basic Death Benefit.”
OPTIONAL DEATH BENEFIT – THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
For an additional charge, both Annuities provide an optional death benefit called the Return of Purchase Payments Death Benefit, which must be elected at the time you purchase the Annuity. This is referred to as the Return of Adjusted Purchase Payments Death Benefit Rider and will be attached to your Annuity contract once issued. You must be no older than age 79 to elect this optional benefit. Once elected, this optional benefit cannot be cancelled at a later date. Additionally, if your Annuity was issued before August 24, 2015, and you elected the Return of Purchase Payments Death Benefit, certain investment options are not available to invest in or to transfer from. Please see the “Investment Options” section of this prospectus.
The amount of the death benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
•The Return of Purchase Payments Amount, defined below; AND
•The Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Adjusted Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:
•Increased by additional Adjusted Purchase Payments allocated to the Annuity, and

•Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal).
EXCEPTIONS TO THE RETURN OF PURCHASE PAYMENT AMOUNT: There are certain exceptions to the amount of the Death Benefit under the Return of Purchase Payments Death Benefit.
•Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death. Although we do not currently limit the Death Benefit to the Account Value, if we decide to do so, the beneficiaries designated under your Annuity would receive an amount equal to the Account Value and not an amount equal to the greater of the Return of Purchase Payment amount and the Account Value.
•Death Benefit Suspension Period. You also should be aware that there is a Death Benefit suspension period. If the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter), the optional Return of Purchase Payments Death Benefit will be suspended for a two year period starting from the date that person first became Owner or Annuitant. This suspension would not apply if the ownership or annuitant change was the result of Spousal Continuation or death of the prior Owner or Annuitant. While the two year suspension is in effect, any applicable charge will continue to apply but the Death Benefit amount will equal the Account Value on the date we receive Due Proof of Death. After the two-year suspension period is completed the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner or Annuitant that are allowable.
•Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death of either spousal Owner, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment ("Spousal Continuation"). The Account Value as of the date of Due Proof of Death will be equal to the Death Benefit that would have been payable. Any amount added to the Account Value will be allocated to the Sub-accounts pro rata. For the B Series, no CDSC will apply to Purchase Payments made prior to the effective date of a spousal continuance. However, any additional Purchase Payments applied after the date the continuance is effective will be subject to all provisions of the Annuity, including the CDSC when applicable. The Premium Based Insurance Charge will continue to be assessed upon Spousal Continuation.
Subsequent to Spousal Continuation, the amount of the Death Benefit will be equal to the Account Value on the date we receive Due Proof of Death.
If you elected the Return of Purchase Payments Death Benefit, then upon Spousal Continuation, the Account Value is increased, if necessary, to equal the greater of:
•The Return of Purchase Payments Amount; and
•The Basic Death Benefit.
Any increase to the Account Value will be allocated on a pro rata basis to the Sub-accounts in which your Account Value is then allocated, excluding any Sub-accounts to which are you not permitted to electively allocate or transfer Account Value. If the Account Value in those permitted Sub-accounts is zero, we will allocate the additional amount to a money market Investment Option.
Spousal continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant’s death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date. However, upon such a spousal continuance, annuity payments would begin immediately.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a Spousal Continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent’s death before the Annuity Date, the Death Benefit must be distributed:
•within five (5) years of the date of death (the “five-year deadline”); or
•as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment.
Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other "qualified investment" that requires minimum distributions. Upon your death under an IRA, 403(b) or other "qualified investment", the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
•If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” ”Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated beneficiary is an eligible designated beneficiary shall be made as of the date of your death.
•If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached age 72, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.
•If you die before a designated Beneficiary is named, and your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:
•If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in either a lump sum, by December 31st of the year that includes five year anniversary of the date of death,
•If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.
•Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.
For more information, see “Tax Considerations.” You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.
Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within five-years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. See “Tax Considerations” and consult your tax adviser.

VALUING YOUR INVESTMENT
VALUING THE SUB-ACCOUNTS
When you allocate Account Value to a Sub-account, you are purchasing Units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Account Value Based Insurance Charge and the additional charge of the Return of Purchase Payment Death Benefit, if elected.
Each Valuation Day, we determine the price for a Unit of each Sub-account, called the “Unit Price”. The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity.
Example
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we redeem 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.
PROCESSING AND VALUING TRANSACTIONS
Pruco Life of New Jersey is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions received in Good Order before the close of regular trading on the NYSE will be processed according to the value next determined following the close of business. Financial transactions received on a non-business day or after the close of regular trading on the NYSE will be processed based on the value next computed on the next Valuation Day.
We will not process any financial transactions involving purchase or redemption orders on days that the NYSE is closed. Pruco Life of New Jersey will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
•trading on the NYSE is restricted;
•an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
•the SEC, by order, permits the suspension or postponement for the protection of security holders.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.
Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive the Purchase Payment in Good Order at our Service Office. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue an Annuity within two (2) Valuation Days.
With respect to your initial Purchase Payment and any additional purchase payments pending investment in our Separate Account, we may hold the amount temporarily in a suspense account and we may earn interest on such amount. You will not be credited with interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. Also, the Purchase Payment will not be reduced nor increased due to market fluctuations during that period.
As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. Once your purchase is approved by the firm, we will process your initial Purchase Payment as described above. These arrangements are subject to a number of regulatory requirements, including that customer funds will be deposited in a segregated bank account and held by the insurer until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection. In addition, the insurer must promptly return the customer’s funds at the customer’s request prior to the firm’s principal approval or upon the firm’s rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to claims of our general creditors.
Additional Purchase Payments: We will apply any additional Purchase Payments as of the Valuation Day that we receive the Purchase Payment at our Service Office in Good Order. We may limit, restrict, suspend or reject any additional Purchase Payments at any time. See “Additional Purchase Payments” under “Purchasing Your Annuity” earlier in this prospectus.

Scheduled Transactions: Scheduled transactions include transfers under the Asset Allocation Program, Automatic Rebalancing, Systematic Withdrawals, Systematic Investments, Required Minimum Distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to Required Minimum Distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.
Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled transfers and requests for partial withdrawals or Charge free withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner’s signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in Good Order, and will process the transaction in accordance with the discussion in “Processing And Valuing Transactions”
Medically-Related Surrenders & Death Benefits: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Service Office in Good Order all supporting documentation we require for such transactions.
We generally pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in Good Order at our Service Office.

TAX CONSIDERATIONS
The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law (not state, local, foreign or other federal tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. Generally, the cost basis in an Annuity is the amount you pay into your Annuity, or into an annuity exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.
On advisory products, you may establish an advisory fee deduction program for a qualified or non-qualified Annuity with no living benefit such that charges for investment advisory fees are not taxable to the Annuity Owner. Please note that there are additional requirements that must be satisfied in order for investment advisory fee charges paid from a non-qualified Annuity to be treated as not taxable. Advisory fee deduction programs are not permitted if the Annuity is commission based or has a living benefit. Charges for investment advisory fees that are taken from a qualified or non-qualified Annuity with a living benefit are treated as a partial withdrawal from the Annuity and will be tax reported as such to the Annuity Owner.
The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Nonqualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.
NONQUALIFIED ANNUITIES
In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.
Taxes Payable by You
We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, an Annuity issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount subject to tax under the rules described below. We treat advisory fee payments as an expense of the Annuity and not a taxable distribution if your non-qualified Annuity satisfies the requirements of a Private Letter Ruling issued to us by the Internal Revenue Services (“IRS”). In accordance with the PLR, advisory fee payments from your non-qualified Annuity are treated as an expense as long as your advisor attests to Prudential that the PLR requirements have been met, including that the advisory fees will not exceed 1.5% of the Annuity’s cash value and the Annuity only pays the advisor for fees related to investment advice and no other services. The PLR does not generally allow such favorable tax treatment of advisory fee payments where a commission is also paid on the Annuity.
It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable income to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to a 10% additional tax. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.
Taxes on Withdrawals and Surrender Before Annuity Payments Begin
If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.
If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax.

Taxes on Annuity Payments
If you select an annuity payment option as described in the Access to Account Value section earlier in this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.
Maximum Annuity Date
You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Please refer to your Annuity contract for the maximum Annuity Date.
Partial Annuitization
We do not currently permit partial annuitization.
Medicare Tax on Net Investment Income
The Code includes a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $12,750 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.
10% Additional Tax for Early Withdrawal from a Nonqualified Annuity
You may owe a 10% additional tax on the taxable part of distributions received from your Nonqualified Annuity before you attain age 59½. Amounts are not subject to this additional tax if:
•the amount is paid on or after you reach age 59½;
•the amount is paid on or after your death (or the death of the Annuitant when the owner is not an individual);
•the amount received is attributable to your becoming disabled (as defined in the Code);
•generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59½ or five years and modification of payments during that time period will result in retroactive application of the 10% additional tax); or
•the amount received is paid under an immediate Annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment being required to be paid within 13 months).
Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Special Rules in Relation to Tax-free Exchanges Under Section 1035
Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% additional tax on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for partial exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction, as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of the transaction in such cases. We strongly urge you to discuss any partial exchange transaction of this type with your tax adviser before proceeding with the transaction.
If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before

August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
After you elect an Annuity Payout Option, we do not allow you to exchange your Annuity.
Taxes Payable by Beneficiaries for a Nonqualified Annuity
If an Owner dies before the Annuity Date, the Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:
•As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.
•Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted to be paid to Beneficiaries under our Annuity contracts.
•Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.
After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
Reporting and Withholding on Distributions
Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we apply default withholding under the applicable tax rules unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the United States or do not provide a U.S. taxpayer identification number, we are required to withhold income tax.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.
Regardless of the amount withheld by us, you are liable for payment of income taxes (including any estimated taxes that may be due) on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
Entity Owners
Where an Annuity is held by a non-natural person (e.g., a corporation, partnership), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.
Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisers whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity is generally not considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person, provided that all grantors of the trust are natural persons. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.

Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death (or the Annuitant’s death in certain instances) under Section 72(s) of the Code. See the “Death Benefits” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Annuity Qualification
Diversification And Investor Control. In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Sub-accounts Nonqualified Annuity must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.
An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.
Required Distributions Upon Your Death for a Nonqualified Annuity. Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Nonqualified Annuities owned by a non-natural person, the required distribution rules generally apply upon the death of the Annuitant. This means that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.
Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.

QUALIFIED ANNUITIES
In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Nonqualified Annuity held by a tax-favored retirement plan.
The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.
A Qualified Annuity may typically be purchased for use in connection with:
•Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;
•Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;
•A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);
•H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);
•Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
•Section 457 plans (subject to 457 of the Code).
A Nonqualified Annuity may also be purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.
You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).
Types of Tax-favored Plans
IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.
Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. Contribution amounts are indexed for inflation. The IRS generally provides contribution limits for the subsequent year in the fourth quarter of the current year. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation. Go to www.irs.gov for the contribution limits for each year. The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule There is no age limitation with regard to contributions to a traditional IRA as long as the earned income requirements are met.
In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.
Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
•You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

•Your rights as Owner are non-forfeitable;
•You cannot sell, assign or pledge the Annuity;
•The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts or amounts transferred by trustee-to-trustee transfer);
•The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date); and
•Death and annuity payments must meet Required Minimum Distribution rules described below.
Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general income tax withholding rules described earlier regarding an Annuity in the Nonqualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
•A 10% early withdrawal additional tax described below;
•Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or
•Failure to take a Required Minimum Distribution, also described below.
SEPs. SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:
•If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) the annual employer contribution limit as indexed for inflation, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. Go to www.irs.gov for the current year contribution limit and compensation limit.
•SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and
•SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals from employee income. Contribution amounts are indexed for inflation. The IRS generally provides contribution limits for the subsequent year in the fourth quarter of the current year. with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year are permitted to contribute an additional catch up contribution amount. These amounts are indexed for inflation. Go to www.irs.gov for the current year contribution limit and catch up contribution limit. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.
ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
•Contributions to a Roth IRA cannot be deducted from your gross income;
•“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
•If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA during your lifetime, and distributions are not required during the owner’s lifetime.
Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a "conversion"). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution additional tax).

The Code also permits the recharacterization of current year contribution amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.
TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement subject to specific limits. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional amount. This amount is indexed for inflation. Go to www.irs.gov for the current year contribution limit and catch up contribution limit. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:
•Your attainment of age 59½;
•Your severance of employment;
•Your death;
•Your total and permanent disability; or
•Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).
In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date), or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Late Rollover Self-Certification
You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Minimum Distributions and Payment Options
If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date) and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.

You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee to trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.
Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.
Charitable IRA Distributions.
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The information provided below applies to Owners who die after 2019. For Owner deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.
•If you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.
This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death (i.e., a new 10-year distribution period begins).
Instead of taking distributions under the 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence by December 31st of the year after your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of 18 and any remaining interest must be distributed with 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, this new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, this new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.
•Spousal continuation. If your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.
The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
10 % Additional Tax for Early Withdrawals from a Qualified Annuity You may owe a 10% additional tax on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59½. Amounts are not subject to this additional tax if:
•the amount is paid on or after you reach age 59½ or die;
•the amount received is attributable to your becoming disabled; or
•generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59½ or five years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% additional tax.)
Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Withholding
For 403(b) Tax Deferred annuities, we will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
•For any annuity payments not subject to mandatory withholding, you will have taxes withheld under the applicable default withholding rules; and
•For all other distributions, we will withhold at a 10% rate.
If no U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the U.S., we are required to withhold income tax. There may be additional state income tax withholding requirements.
CARES Act impacts. In 2020, Congress passed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans. While most provisions applied only to 2020, certain items impact future years as well.
Waiver of Required Minimum Distributions (RMDs) for 2020. The requirement to take minimum distributions from defined contribution plans and IRAs was waived for 2020. For deaths occurring before 2020, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5 year rule is extended by one year. The 1-year election rule for life expectancy payments by an eligible beneficiary is also extended by 1 year so that for a 2019 death, the election for a lifetime payout can be made by December 31, 2021.
Withdrawals from Employer Plans and IRAs, including Roth IRAs. Relief was provided for “coronavirus-related distributions” (as defined by federal tax law) from qualified plans and IRAs. The relief applies to such distributions made at any time on or after January 1, 2020 and before December 31, 2020 and permits recontribution of such distribution to a plan or IRA within three years. The recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution. Please note that recontributions to certain plans or IRAs may not be allowed based on plan or contract restrictions.
The distribution must have come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e., an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan. The relief was limited to aggregate distributions of $100,000.
Plan Loans. Relief is provided with respect to plan loans taken by any “qualified individual” (as defined by federal tax law) who is affected by the coronavirus in that the due date for any repayment on a loan that otherwise is due between March 27, 2020 (the date of enactment) and December 31, 2020, would be delayed for one year. This also would extend the maximum loan period (normally five years).
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans – Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.

ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal tax reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract. Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

OTHER INFORMATION
PRUCO LIFE OF NEW JERSEY AND THE SEPARATE ACCOUNT
Pruco Life of New Jersey. Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey) is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York, and accordingly is subject to the laws of each of those states Pruco Life of New Jersey is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. No company other than Pruco Life of New Jersey has any legal responsibility to pay amounts that Pruco Life of New Jersey owes under its annuity contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit (e.g., the Protected Withdrawal Value for Highest Daily Lifetime v3.0) exceeds your current Account Value, you would rely solely on the ability of Pruco Life of New Jersey to make payments under the benefit out of its own assets. As Pruco Life of New Jersey's ultimate parent, Prudential Financial, however, exercises significant influence over the operations and capital structure of Pruco Life of New Jersey.
Pruco Life of New Jersey incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 (Exchange Act) since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by Pruco Life of New Jersey pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. Pruco Life of New Jersey will provide to each person, including any beneficial Owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Pruco Life Insurance Company of New Jersey, One Corporate Drive, Shelton, CT 06484 or by calling 1-888-778-2888. Pruco Life of New Jersey files periodic reports as required under the Exchange Act. The SEC maintains a website that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see www.sec.gov). Our website address is www.prudential.com.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life of New Jersey delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
Service Providers
Pruco Life of New Jersey conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by Pruco Life of New Jersey may change over time. As of December 31, 2020, non-affiliated entities that could be deemed service providers to Pruco Life of New Jersey and/or an affiliated insurer within the Pruco Life of New Jersey business unit consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
Broadridge Investor Communication	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY 11717
EDM Americas	Records management and administration of annuity contracts	301 Fayetteville Street, Suite 1500, Raleigh, NC 27601
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY 10022
Guidehouse	Claim related services	150 North Riverside Plaza, Suite 2100, Chicago, IL 60606
National Financial Services	Clearing firm for Broker Dealers	82 Devonshire Street Boston, MA 02109
Open Text, Inc	Fax Services	100 Tri-State International Parkway, Lincolnshire, IL 60069
PERSHING LLC	Clearing firm for Broker Dealers	One Pershing Plaza, Jersey City, NJ 07399
The Depository Trust Clearinghouse Corporation	Clearing and settlement services for Distributors and Carriers.	55 Water Street, 26th Floor, New York, NY 10041
Thomson Reuters	Tax reporting services	3 Times Square New York, NY 10036
Universal Wilde	Composition, printing, and mailing of contracts and benefit documents	26 Dartmouth Street, Westwood, MA 02090
Venio Systems LLC	Claim related services	4031 University Drive, Suite 100, Fairfax, VA 22030
The Separate Account. We have established a Separate Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the Annuities. The Separate Account was established under New Jersey law on May 20, 1996, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life of New Jersey and legally belong to us. Pruco Life of New Jersey segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct.
Income, gains, and losses, whether or not realized, for assets allocated to the Separate Account are, in accordance with the Annuities, credited to or charged against the Separate Account without regard to other income, gains, or losses of Pruco Life of New Jersey. The obligations under the Annuity are those of Pruco Life of New Jersey, which is the issuer of the Annuity and the depositor of the Separate Account. More detailed information about Pruco Life of New Jersey, including its audited consolidated financial statements, is provided in the Statement of Additional Information.
In addition to rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:
•offer new Sub-accounts, eliminate Sub-accounts, substitute Sub-accounts or combine Sub-accounts;
•close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;
•combine the Separate Account with other separate accounts;
•deregister the Separate Account under the Investment Company Act of 1940;
•manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;
•make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account;
•make any changes required by federal or state laws with respect to annuity contracts; and
•to the extent dictated by any underlying Portfolio, impose a redemption fee or restrict transfers within any Sub-account.
We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with guidance provided by the SEC or its staff (or after obtaining an order from the SEC, if required). We reserve the right to substitute underlying Portfolios, as allowed by applicable law. If we make a fund substitution or change, we may change the Annuity contract to reflect the substitution or change. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.
If you are enrolled in a Dollar Cost Averaging, Automatic Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.
The General Account. Our general obligations and any guaranteed benefits under the Annuity are supported by our general account and are subject to our claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. The general account is subject to regulation and supervision by the New Jersey Department of Banking and Insurance and to the insurance laws and regulations of all jurisdictions where we are authorized to do business.
Fees and Payments Received by Pruco Life of New Jersey
As detailed below, Pruco Life of New Jersey and our affiliates receive substantial payments from the underlying Portfolios and/or related entities, such as the Portfolios’ advisers and subadvisers. Because these fees and payments are made to Pruco Life of New Jersey and our affiliates, allocations you make to the underlying Portfolios benefit us financially. In selecting Portfolios available under the Annuity, we consider the payments that will be made to us. For more information on factors we consider when selecting the Portfolios under the Annuity, see “Variable Investment Options” under “Investment Options” earlier in this prospectus.
We receive Rule 12b-1 fees which compensate our affiliate, Prudential Annuities Distributors, Inc., for distribution and administrative services (including recordkeeping services and the mailing of prospectuses and reports to Owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by Owners.
We also receive administrative services payments from the Portfolios or the advisers of the underlying Portfolios or their affiliates, which are referred to as “revenue sharing” payments. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are generally equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the Annuity (in certain cases, however, this amount may be equal to annual rate of 0.60% of the average assets allocated to the Portfolio). We expect to make a profit on these fees and payments and consider them when selecting the Portfolios available under the Annuity.
In addition, an adviser or subadviser of a Portfolio or a distributor of the Annuity (not the Portfolios) may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms’ registered representatives, and creating marketing material discussing the Annuity, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation. We may also consider these payments and reimbursements when selecting the Portfolios available under the Annuity. For the annual period ended December 31, 2020, with regard to the total annual amounts that were paid (or as to which a payment amount was accrued) under the kinds of arrangements described in this paragraph, the amounts for any particular adviser, subadviser or distributor ranged from $1,500 to $246,998. These amounts relate to all individual variable annuity contracts issued by Pruco Life of New Jersey or its affiliates, not only the Annuity covered by this prospectus.
In addition to the payments that we receive from underlying Portfolios and/or their affiliates, those same Portfolios and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
Cyber Security Risks. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
LEGAL STRUCTURE OF THE UNDERLYING PORTFOLIOS
Each underlying Portfolio is registered as an open-end management investment company under the Investment Company Act of 1940. Shares of the underlying Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.
Voting Rights
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
Material Conflicts
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:
(1)changes in state insurance law;
(2)changes in federal income tax law;
(3)changes in the investment management of any Variable Investment Option; or
(4)differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
Confirmations, Statements, and Reports
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our website at www.prudential.com or any other electronic means. We send a confirmation statement to you each time a transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, systematic withdrawals (including 72(t)/72(q) payments and Required Minimum Distributions), bank drafting, dollar cost averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports. We reserve the right to charge $50 for each such additional report.
Any errors or corrections on transactions for your Annuity must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed immediately, we assume all transactions are accurate unless you notify us otherwise within 30 days from the date you receive the confirmation. For transactions that are first confirmed on the quarterly statement, we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly statement. All transactions confirmed immediately or by quarterly statement are deemed conclusive after the applicable 30-day period. We may also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively to Owners or, with your prior consent, make such documents available electronically through our website or other electronic means.
Beginning on January 1, 2021, paper copies of the annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
DISTRIBUTION OF ANNUITIES OFFERED BY PRUCO LIFE OF NEW JERSEY
Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products and the AST Portfolios. PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA). Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with both affiliated and unaffiliated broker/dealers who are registered under the Exchange Act (collectively, “Firms”). The affiliated broker-dealer, Pruco Securities, LLC is an indirect wholly-owned subsidiary of Prudential Financial that sells variable annuity and variable life insurance (among other products) through its registered representatives. Applications for each Annuity are solicited by registered representatives of the Firms. PAD utilizes a network of its own registered representatives to wholesale the Annuities to Firms. Because the Annuities offered through this prospectus are insurance products as well as securities, all registered representatives who sell the Annuities are also appointed insurance agents of Pruco Life of New Jersey.
In connection with the sale and servicing of the Annuity, Firms may receive cash compensation and/or non-cash compensation. Cash compensation includes discounts, concessions, fees, service fees, commissions, asset based sales charges, loans, overrides, or any cash employee benefit received in connection with the sale and distribution of variable contracts. Non-cash compensation includes any form of compensation received in connection with the sale and distribution of variable contracts that is not cash compensation, including but not limited to merchandise, gifts, travel expenses, meals and lodging.
Under the selling agreements, cash compensation in the form of commissions is paid to Firms on sales of the Annuity according to one or more schedules. The selling registered representative will receive all or a portion of the cash compensation, depending on the practice of his or her Firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 6.25% for the B Series, and 1.25% for the C Series. Alternative compensation schedules are available that generally provide a lower initial commission plus ongoing quarterly compensation based on all or a portion of Account Value. We may also provide cash compensation to the distributing Firm for providing ongoing service to you in relation to the Annuity. These payments may be made in the form of percentage payments based upon “Assets under Management” or “AUM,” (total assets), subject to certain criteria in certain Pruco Life of New Jersey products. These payments may also be made in the form of percentage payments based upon the total amount of money received as Purchase Payments under Pruco Life of New Jersey annuity products sold through the Firm.
In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or the Annuity on a preferred or recommended company or product list and/or access to the Firm's registered representatives), we, or PAD, may enter into non-cash compensation arrangements with certain Firms with respect to certain or all registered representatives of such Firms under which such Firms may receive fixed payments or reimbursement. These types of fixed payments are made directly to or in sponsorship of the Firm and may include, but are not limited to payment for: training of sales personnel; marketing and/or administrative services and/or other services they provide to us or our affiliates; educating customers of the firm on the Annuity's features; conducting due diligence and analysis; providing office access, operations, systems and other support; holding seminars intended to educate registered representatives and make them more knowledgeable about the Annuities; conferences (national, regional and top producer); sponsorships; speaker fees; promotional items; a dedicated marketing coordinator; priority sales desk support; expedited marketing compliance approval and preferred programs to PAD; and reimbursements to Firms for marketing activities or other services provided by third-party vendors to the Firms and/or their registered representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we or PAD may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“Entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of this non-cash compensation varies widely because some may encompass only a single event, such as a conference, and others have a much broader scope.
Cash and/or non-cash compensation may not be offered to all Firms and Entities and the terms of such compensation may differ between Firms and Entities. In addition, we or our affiliates may provide such compensation, payments and/or incentives to Firms or Entities arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.
The lists below includes the names of the Firms and Entities that we are aware (as of December 31, 2020) received compensation with respect to our annuity business generally during 2020 (or as to which a payment amount was accrued during 2020). The Firms and Entities listed include those receiving non-cash and/or cash compensation (as indicated below) in connection with marketing of products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon request. Each of these Annuities also is distributed by other selling Firms that previously were appointed only with our affiliate Prudential Annuities Life Assurance Corporation (“PALAC”). Such other selling Firms may have received compensation similar to the types discussed above with respect to their sale of PALAC annuities. In addition, such other selling Firms may, on a going forward basis, receive substantial compensation that is not reflected in this 2020 retrospective depiction. During 2020, non-cash compensation received by Firms and Entities ranged from $37.46 to $3,298,342.95. During 2020, cash compensation received by Firms ranged from $4.40 to $12,514,361.56.
All of the Firms and Entities listed below received non-cash compensation during 2020. In addition, Firms in bold also received cash compensation during 2020.

1st Global Capital Corp.	CFD Investments, Inc.	MML Investors Services, Inc.
3 Mark Financial Texas, Inc.	Chesapeake Brokerage, LLC.	Money Concepts Capital Corp.
Aaron Advantage Agency	Citigroup Global Markets Inc.	Morgan Stanley Smith Barney
Advantage Insurance Network, Inc.	Citizens Securities, Inc.	National Securities Corp.
Advisor Group	COMERICA SECURITIES, INC.	New York Life Insurance Company
Advisors Excel, LLC	Commonwealth Financial Network	Newbridge Securities Corp.
Aegon Transamerica	Concord Financial Advisors	Next Financial Group, Inc.
AimcoR Group	Crown Capital Securities, L.P.	OneAmerica Securities, Inc.
AIP Marketing Alliance, Inc.	Crump	OPPENHEIMER & CO, INC.
ALHA	CUNA Brokerage Svcs, Inc.	Packerland Brokerage Svcs,Inc
Allegis Insurance Agency, Inc.	CUSO Financial Services, L.P.	Park Avenue Securities, LLC
Allianz	David Lerner and Associates	Parkland Securities
Allstate Financial Srvcs, LLC	Edward Jones & Co.	Pinnancle Investments, LLC
American Financial Associates	Equity Services, Inc.	PNC Investments, LLC
American Independent Securities Group, LLC	Fidelity Investments	ProEquities
AMERICAN PORTFOLIO FIN SVCS INC	First Citizens Bank	Prospera Financial Services, Inc.
Ameriprise Financial, Inc.	Fortune Financial Services, Inc.	Prudential Annuities
Ameritas Investment Corp.	Founders Financial Securities, LLC	Purshe Kaplan Sterling Investments
APW Capital, Inc.	FSC Securities Corp.	Raymond James Financial Svcs
Aquafil S.P.A.	FTB Advisors, Inc.	RBC CAPITAL MARKETS CORPORATION
Arete Wealth Management	GamePlan Financial Marketing, LLC.	RNR Securities, L.L.C.
Arkadios Capital	Garden State Securities, Inc.	Robert W. Baird & Co., Inc.
Arthur J. Gallagher	Geneos Wealth Management, Inc.	Royal Alliance Associates
Ash Brokerage Corporation	Goldman Sachs & Co.	SA Stone Wealth Management
Atlas Financial Partners, LLC	Gradient Securities, LLC	SAGEPOINT FINANCIAL, INC.
Ausdal Financial Partners, Inc.	GWN Securities, Inc.	Scott & Stringfellow
AXA Advisors, LLC	H. Beck, Inc.	Securian Financial Svcs, Inc.
Ballew Investments	H.D. Vest Investment	Securities America, Inc.
BankersLife Securities	Hantz Financial Services, Inc.	Securities Service Network
BB&T Investment Services, Inc.	Harbour Investment, Inc.	Sigma Financial Corporation
BBVA Compass Investment Solutions, Inc.	HSBC	Stifel Nicolaus & Co.
BCG Securities, Inc.	Independent Financial Grp, LLC	SunTrust Investment Services, Inc.
Becker Suffern McLanahan, Ltd.	Infinex Financial Group	T. Rowe Price Group, Inc.
Belman Klein Associates, LTD	Investacorp	TFS Securities, Inc.

Benson Blackburn	J.J.B. Hilliard Lyons, Inc.	The Investment Center
Berson-Sokol Agency, Inc.	J.P. Morgan	The Prudential Insurance Company of America
Berthel Fisher & Company	J.W. Cole Financial, Inc.	TransAmerica Financial Advisors, Inc.
BlackRock Financial Management Inc.	Janney Montgomery Scott, LLC.	Triad Advisors, Inc.
Borden Hamman Agency, Inc.	Kestra Financial, Inc.	UBS Financial Services, Inc.
Cadaret, Grant & Co., Inc.	KMS Financial Services, Inc.	United Planners Fin. Serv.
Calton & Associates, Inc	Kovack Securities, Inc.	US Bank
Cambridge Investment Research, Inc.	Lincoln Financial Advisors	VOYA Financial Advisors
Cantella & Co., Inc.	Lincoln Financial Securities Corporation	WADDELL & REED INC.
CAPE SECURITIES, INC.	Lincoln Investment Planning	Wells Fargo Advisors LLC
Capital Analysts	Lion Street	WELLS FARGO ADVISORS LLC - WEALTH
Capital Financial Services	LPL Financial Corporation	Wells Fargo Investments LLC
Capital Investment Group, Inc.	M Holdings Securities, Inc	Woodbury Financial Services
Capitas Financial LLC	M&T Securities
Centaurus Financial, Inc.	Mercer Allied Company L.P.
Cetera Advisor Network LLC	Merrill Lynch
The Firms listed below received cash compensation during 2020 but did not receive any non-cash compensation.

ASSOCIATED SECURITIES CORP
BFT Financial Group, LLC
WATERSTONE FINANCIAL GROUP INC
Mutual Service Corporation
You should note that Firms and individual registered representatives and branch managers with some Firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you or to the Separate Account. Cash and non-cash compensation varies by annuity product, and such differing compensation could be a factor in which annuity a Financial Professional recommends to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon request.
FINANCIAL STATEMENTS
The financial statements of the Separate Account and Pruco Life of New Jersey are included in the Statement of Additional Information.
INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.
LEGAL PROCEEDINGS
Litigation and Regulatory Matters
Pruco Life of New Jersey is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Pruco Life of New Jersey and proceedings generally applicable to business practices in the industry in which we operate. Pruco Life of New Jersey is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Pruco Life of New Jersey is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Pruco Life of New Jersey, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.
Pruco Life of New Jersey’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Pruco Life of New Jersey’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Pruco Life of New Jersey’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life of New Jersey’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life of New Jersey’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PAD to perform its contract with the Separate Account; or Pruco Life of New Jersey's ability to meet its obligations under the Contracts.
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:
•Company
•Experts
•Principal Underwriter
•Payments Made to Promote Sale of Our Products
•Cyber Security and Business Continuity Risks
•Determination of Accumulation Unit Values
•Financial Statements
HOW TO CONTACT US
Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
Prudential’s Customer Service Team
Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.
Internet
Access information about your Annuity through our website: www.prudential.com
Correspondence Sent by Regular Mail
Prudential Annuities Service Center
P.O. Box 7960
Philadelphia, PA 19176
Correspondence Sent by Overnight*, Certified or Registered Mail
Prudential Annuities Service Center
2101 Welsh Road
Dresher, PA 19025
*Please note that overnight correspondence sent through the United States Postal Service may be delivered to the P.O. Box listed above, which could delay receipt of your correspondence at our Service Center. Overnight mail sent through other methods (e.g., Federal Express, United Parcel Service) will be delivered to the address listed below.
Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this prospectus refers to the day when we receive a Purchase Payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
You can obtain account information by calling our automated response system and at www.prudential.com, our website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.prudential.com, our website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.
Pruco Life of New Jersey does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can we provide any assurances as to the delivery of transaction instructions submitted to us by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Pruco Life of New Jersey reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

APPENDIX A – ACCUMULATION UNIT VALUES
As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline a feature that carries with it a specific asset-based charge. We maintain a unique Unit Value corresponding to your election of contract features.
Here, we set forth the historical Unit Values. This Appendix includes outstanding units for each such Sub-account, which may include other variable annuities offered, as of the dates shown. This information reflects Sub-Account names as of December 31, 2020. Please refer to the Investment Option section of the prospectus for information on name changes.

PREMIER INVESTMENT VARIABLE ANNUITY B SERIES
Pruco Life Insurance Company of New Jersey
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (0.48%) (contracts issued on or after 9/16/2019)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
American Funds Insurance Series® Asset Allocation Fund - Class 4
08/17/2020* to 12/31/2020	10.02860	10.88402	24,278
American Funds Insurance Series® Blue Chip Income and Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.00745	11.12634	9,864
American Funds Insurance Series® Bond Fund - Class 4
08/17/2020* to 12/31/2020	9.99961	10.13378	5,986
American Funds Insurance Series® Global Growth and Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03414	11.35396	2,935
American Funds Insurance Series® Global Small Capitalization Fund - Class 4
08/17/2020* to 12/31/2020	10.08629	12.45557	0
American Funds Insurance Series® Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.16285	12.24639	21,102
American Funds Insurance Series® Growth-Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03630	11.06785	9,168
American Funds Insurance Series® International Fund - Class 4
08/17/2020* to 12/31/2020	10.03053	11.99401	0
American Funds Insurance Series® New World Fund - Class 4
08/17/2020* to 12/31/2020	10.05736	11.93045	9,296
AST BlackRock Low Duration Bond Portfolio
09/16/2019 to 12/31/2019	10.00853	10.08371	33,653
01/01/2020 to 12/31/2020	10.08371	10.29266	312,966
AST BlackRock/Loomis Sayles Bond Portfolio
09/16/2019 to 12/31/2019	10.03390	10.13636	50,649
01/01/2020 to 12/31/2020	10.13636	10.83069	256,219
AST ClearBridge Dividend Growth Portfolio
09/16/2019 to 12/31/2019	9.93728	10.53135	24,127
01/01/2020 to 12/31/2020	10.53135	10.97633	52,559
AST Cohen & Steers Global Realty Portfolio
09/16/2019 to 12/31/2019	10.02752	10.41072	6,475
01/01/2020 to 12/31/2020	10.41072	10.05559	19,200
AST Cohen & Steers Realty Portfolio
09/16/2019 to 12/31/2019	10.10584	10.22610	24,434
01/01/2020 to 12/31/2020	10.22610	9.88837	58,269
AST Emerging Markets Equity Portfolio
09/16/2019 to 12/31/2019	10.01039	10.61044	5,804
01/01/2020 to 12/31/2020	10.61044	10.98841	27,473
AST Global Bond Portfolio
09/16/2019 to 12/31/2019	10.04194	9.96881	2,013
01/01/2020 to 12/31/2020	9.96881	10.36689	170,505
AST Goldman Sachs Small-Cap Value Portfolio
09/16/2019 to 12/31/2019	10.04988	10.47096	30,762
01/01/2020 to 12/31/2020	10.47096	10.67458	61,829
AST Government Money Market Portfolio
09/16/2019 to 12/31/2019	10.00004	10.02315	4,436
01/01/2020 to 12/31/2020	10.02315	9.99754	310,038
AST High Yield Portfolio
09/16/2019 to 12/31/2019	10.01764	10.24674	36,575
01/01/2020 to 12/31/2020	10.24674	10.46629	174,936
AST Hotchkis & Wiley Large-Cap Value Portfolio
09/16/2019 to 12/31/2019	10.05457	10.67981	6,672
01/01/2020 to 12/31/2020	10.67981	10.65739	52,090

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
09/16/2019 to 12/31/2019	9.87739	10.89288	21,204
01/01/2020 to 12/31/2020	10.89288	14.23587	54,283
AST International Value Portfolio
09/16/2019 to 12/31/2019	9.92960	10.71458	10,873
01/01/2020 to 12/31/2020	10.71458	10.59850	17,872
AST Jennison Large-Cap Growth Portfolio
09/16/2019 to 12/31/2019	9.95879	11.00732	23,957
01/01/2020 to 12/31/2020	11.00732	16.87387	157,476
AST Large-Cap Core Portfolio
09/16/2019 to 12/31/2019	9.97964	10.77298	12,452
01/01/2020 to 12/31/2020	10.77298	11.91638	66,529
AST Loomis Sayles Large-Cap Growth Portfolio
09/16/2019 to 12/31/2019	9.94223	10.76413	22,398
01/01/2020 to 12/31/2020	10.76413	14.09669	64,457
AST MFS Global Equity Portfolio
09/16/2019 to 12/31/2019	9.89457	10.54062	15,964
01/01/2020 to 12/31/2020	10.54062	11.97742	72,878
AST MFS Growth Portfolio
09/16/2019 to 12/31/2019	9.96099	10.72138	8,852
01/01/2020 to 12/31/2020	10.72138	13.92180	64,979
AST MFS Large-Cap Value Portfolio
09/16/2019 to 12/31/2019	9.96779	10.60291	23,560
01/01/2020 to 12/31/2020	10.60291	10.96296	100,419
AST Mid-Cap Growth Portfolio
09/16/2019 to 12/31/2019	10.02620	10.39286	19,741
01/01/2020 to 12/31/2020	10.39286	13.94633	71,382
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
09/16/2019 to 12/31/2019	9.99368	10.45044	25,097
01/01/2020 to 12/31/2020	10.45044	10.21472	61,611
AST Prudential Core Bond Portfolio
09/16/2019 to 12/31/2019	10.02995	10.14473	63,280
01/01/2020 to 12/31/2020	10.14473	10.70676	306,401
AST Prudential Flexible Multi-Strategy Portfolio
09/16/2019 to 12/31/2019	9.98490	10.49228	9,435
01/01/2020 to 12/31/2020	10.49228	11.35532	183,367
AST QMA International Core Equity Portfolio
09/16/2019 to 12/31/2019	9.90709	10.59876	1,712
01/01/2020 to 12/31/2020	10.59876	11.24168	19,534
AST QMA US Equity Alpha Portfolio
09/16/2019 to 12/31/2019	9.97478	10.81288	3,118
01/01/2020 to 12/31/2020	10.81288	10.20286	31,009
AST Quantitative Modeling Portfolio
09/16/2019 to 12/31/2019	9.97726	10.55466	125,756
01/01/2020 to 12/31/2020	10.55466	11.71984	922,560
AST Small-Cap Growth Opportunities Portfolio
09/16/2019 to 12/31/2019	10.02677	10.90783	14,900
01/01/2020 to 12/31/2020	10.90783	14.67500	31,293
AST Small-Cap Growth Portfolio
09/16/2019 to 12/31/2019	10.02118	10.38909	21,782
01/01/2020 to 12/31/2020	10.38909	15.34222	54,232
AST Small-Cap Value Portfolio
09/16/2019 to 12/31/2019	10.02895	10.61206	4,326
01/01/2020 to 12/31/2020	10.61206	10.65228	9,705

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Diversified Real Growth Portfolio
09/16/2019 to 12/31/2019	9.99257	10.53381	5,785
01/01/2020 to 12/31/2020	10.53381	12.10581	51,515
AST T. Rowe Price Large-Cap Growth Portfolio
09/16/2019 to 12/31/2019	9.97161	10.74968	123,493
01/01/2020 to 12/31/2020	10.74968	14.95649	293,976
AST T. Rowe Price Large-Cap Value Portfolio
09/16/2019 to 12/31/2019	9.98111	10.60131	66,061
01/01/2020 to 12/31/2020	10.60131	10.77095	125,257
AST T. Rowe Price Natural Resources Portfolio
09/16/2019 to 12/31/2019	10.17953	10.64756	4,834
01/01/2020 to 12/31/2020	10.64756	10.36116	13,955
AST WEDGE Capital Mid-Cap Value Portfolio
09/16/2019 to 12/31/2019	10.05152	10.22493	1,111
01/01/2020 to 12/31/2020	10.22493	9.58445	5,683
AST Western Asset Core Plus Bond Portfolio
09/16/2019 to 12/31/2019	10.04359	10.29311	21,070
01/01/2020 to 12/31/2020	10.29311	11.07427	104,605
AST Western Asset Emerging Markets Debt Portfolio
09/16/2019 to 12/31/2019	9.98276	10.28008	2,114
01/01/2020 to 12/31/2020	10.28008	10.99256	14,709
BlackRock Advantage Large Cap Core V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.05577	11.23269	11,495
BlackRock Advantage Large Cap Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98815	11.26683	253
BlackRock Basic Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.97465	11.50182	5,206
BlackRock Capital Appreciation V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.08462	11.60289	3,479
BlackRock Equity Dividend V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98093	11.27078	11,015
BlackRock Global Allocation V.I. Fund - Class III
09/16/2019 to 12/31/2019	9.97863	10.52362	2,798
01/01/2020 to 12/31/2020	10.52362	12.64188	62,184
BlackRock Large Cap Focus Growth V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.10280	11.40444	13,022
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
08/17/2020* to 12/31/2020	10.02409	11.17245	55,909
Fidelity® Variable Insurance Products Contrafund(SM) Portfolio - Servi
08/17/2020* to 12/31/2020	10.07968	10.99089	33,493
Fidelity® Variable Insurance Products Growth Opportunities Portfolio -
08/17/2020* to 12/31/2020	10.10769	12.37847	33,781
Fidelity® Variable Insurance Products Health Care Portfolio - Service
08/17/2020* to 12/31/2020	10.11461	10.90188	26,501
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
09/16/2019 to 12/31/2019	10.00887	10.29108	5,286
01/01/2020 to 12/31/2020	10.29108	10.77571	28,317
MFS® International Growth Portfolio -Service Class
04/27/2020* to 12/31/2020	10.15728	13.48019	9,987
MFS® Investors Trust Series - Service Class
04/27/2020* to 12/31/2020	10.18225	13.03278	0
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
04/27/2020* to 12/31/2020	10.15953	13.55530	3,539
MFS® Mid Cap Growth Series - Service Class
04/27/2020* to 12/31/2020	10.22553	14.79328	12,060

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® New Discovery Series - Service Class
04/27/2020* to 12/31/2020	10.32611	16.74004	6,521
MFS® Research Series - Service Class
04/27/2020* to 12/31/2020	10.14230	12.98809	6,003
MFS® Technology Portfolio - Service Class
04/27/2020* to 12/31/2020	10.08013	14.62209	47,261
MFS® Total Return Bond Series - Service Class
04/27/2020* to 12/31/2020	9.97703	10.74110	39,768
MFS® Total Return Series - Service Class
04/27/2020* to 12/31/2020	10.12567	12.00668	10,959
MFS® Utilities Series - Service Class
04/27/2020* to 12/31/2020	10.17340	12.16007	27,125
PSF Small Capitalization Stock Portfolio
09/16/2019 to 12/31/2019	10.03380	10.49546	9,046
01/01/2020 to 12/31/2020	10.49546	11.59324	81,627
PSF Stock Index Portfolio
09/16/2019 to 12/31/2019	9.96908	10.77682	88,480
01/01/2020 to 12/31/2020	10.77682	12.66380	506,433
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY B SERIES
Pruco Life Insurance Company of New Jersey
Prospectus
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.73%)
(contracts issued on or after 8/24/2015 and before 9/16/2019)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
American Funds Insurance Series® Asset Allocation Fund - Class 4
08/17/2020* to 12/31/2020	10.02840	10.87360	2,723
American Funds Insurance Series® Blue Chip Income and Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.00724	11.11580	5,345
American Funds Insurance Series® Bond Fund - Class 4
08/17/2020* to 12/31/2020	9.99940	10.12402	2,965
American Funds Insurance Series® Global Growth and Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03393	11.34316	0
American Funds Insurance Series® Global Small Capitalization Fund - Class 4
08/17/2020* to 12/31/2020	10.08608	12.44372	0
American Funds Insurance Series® Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.16265	12.23466	46,373
American Funds Insurance Series® Growth-Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03610	11.05733	10,484
American Funds Insurance Series® International Fund - Class 4
08/17/2020* to 12/31/2020	10.03033	11.98264	0
American Funds Insurance Series® New World Fund - Class 4
08/17/2020* to 12/31/2020	10.05716	11.91909	3,286
AST BlackRock Low Duration Bond Portfolio
08/24/2015 to 12/31/2015	9.99940	9.93533	13,257
01/01/2016 to 12/31/2016	9.93533	10.02443	26,493
01/01/2017 to 12/31/2017	10.02443	10.12137	107,362
01/01/2018 to 12/31/2018	10.12137	10.12214	130,253
01/01/2019 to 12/31/2019	10.12214	10.51260	181,408
01/01/2020 to 12/31/2020	10.51260	10.70344	150,365
AST BlackRock/Loomis Sayles Bond Portfolio
08/24/2015 to 12/31/2015	9.98370	9.81694	22,852
01/01/2016 to 12/31/2016	9.81694	10.15731	50,806
01/01/2017 to 12/31/2017	10.15731	10.52316	102,014
01/01/2018 to 12/31/2018	10.52316	10.37686	158,486
01/01/2019 to 12/31/2019	10.37686	11.25143	250,635
01/01/2020 to 12/31/2020	11.25143	11.99188	268,126
AST ClearBridge Dividend Growth Portfolio
08/24/2015 to 12/31/2015	9.63853	10.36545	214
01/01/2016 to 12/31/2016	10.36545	11.82238	12,520
01/01/2017 to 12/31/2017	11.82238	13.89608	38,379
01/01/2018 to 12/31/2018	13.89608	13.13683	38,792
01/01/2019 to 12/31/2019	13.13683	17.08768	33,847
01/01/2020 to 12/31/2020	17.08768	17.76485	35,643
AST Cohen & Steers Global Realty Portfolio
08/24/2015 to 12/31/2015	9.53135	10.05428	2,705
01/01/2016 to 12/31/2016	10.05428	10.07028	4,408
01/01/2017 to 12/31/2017	10.07028	11.08518	6,184
01/01/2018 to 12/31/2018	11.08518	10.48569	9,826
01/01/2019 to 12/31/2019	10.48569	13.02457	12,093
01/01/2020 to 12/31/2020	13.02457	12.54858	17,912

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
08/24/2015 to 12/31/2015	9.52272	10.50966	14,830
01/01/2016 to 12/31/2016	10.50966	10.93517	29,904
01/01/2017 to 12/31/2017	10.93517	11.53342	77,512
01/01/2018 to 12/31/2018	11.53342	10.90447	104,147
01/01/2019 to 12/31/2019	10.90447	14.20405	110,146
01/01/2020 to 12/31/2020	14.20405	13.70044	74,453
AST Emerging Markets Equity Portfolio
08/24/2015 to 12/31/2015	9.53994	9.59612	2,284
01/01/2016 to 12/31/2016	9.59612	10.70366	3,242
01/01/2017 to 12/31/2017	10.70366	13.42842	11,662
01/01/2018 to 12/31/2018	13.42842	11.45752	8,727
01/01/2019 to 12/31/2019	11.45752	12.89217	8,935
01/01/2020 to 12/31/2020	12.89217	13.31769	71,284
AST Global Bond Portfolio
08/24/2015 to 12/31/2015	10.00925	9.95389	0
01/01/2016 to 12/31/2016	9.95389	10.14477	2,417
01/01/2017 to 12/31/2017	10.14477	10.31296	3,356
01/01/2018 to 12/31/2018	10.31296	10.59275	7,406
01/01/2019 to 12/31/2019	10.59275	11.25022	12,297
01/01/2020 to 12/31/2020	11.25022	11.67017	168,384
AST Goldman Sachs Small-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.60542	9.84065	4,873
01/01/2016 to 12/31/2016	9.84065	12.14384	19,211
01/01/2017 to 12/31/2017	12.14384	13.52468	63,437
01/01/2018 to 12/31/2018	13.52468	11.53735	75,209
01/01/2019 to 12/31/2019	11.53735	14.04574	74,333
01/01/2020 to 12/31/2020	14.04574	14.28293	63,442
AST Government Money Market Portfolio
08/24/2015 to 12/31/2015	9.99940	9.97360	51,695
01/01/2016 to 12/31/2016	9.97360	9.90066	39,843
01/01/2017 to 12/31/2017	9.90066	9.86199	45,305
01/01/2018 to 12/31/2018	9.86199	9.91696	225,770
01/01/2019 to 12/31/2019	9.91696	10.01109	198,767
01/01/2020 to 12/31/2020	10.01109	9.96015	523,347
AST High Yield Portfolio
08/24/2015 to 12/31/2015	9.90472	9.58403	19,669
01/01/2016 to 12/31/2016	9.58403	10.97887	50,863
01/01/2017 to 12/31/2017	10.97887	11.71333	115,589
01/01/2018 to 12/31/2018	11.71333	11.39645	166,819
01/01/2019 to 12/31/2019	11.39645	13.04402	192,383
01/01/2020 to 12/31/2020	13.04402	13.29018	162,211
AST Hotchkis & Wiley Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.55994	9.70774	2,869
01/01/2016 to 12/31/2016	9.70774	11.55346	16,370
01/01/2017 to 12/31/2017	11.55346	13.67057	52,401
01/01/2018 to 12/31/2018	13.67057	11.64984	67,103
01/01/2019 to 12/31/2019	11.64984	14.97908	77,661
01/01/2020 to 12/31/2020	14.97908	14.91013	73,353
AST International Growth Portfolio
08/24/2015 to 12/31/2015	9.65197	10.36525	8,077
01/01/2016 to 12/31/2016	10.36525	9.90096	13,474
01/01/2017 to 12/31/2017	9.90096	13.31069	32,953
01/01/2018 to 12/31/2018	13.31069	11.45170	53,493
01/01/2019 to 12/31/2019	11.45170	15.01851	51,735
01/01/2020 to 12/31/2020	15.01851	19.57837	42,468

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
08/24/2015 to 12/31/2015	9.63243	9.87060	7,484
01/01/2016 to 12/31/2016	9.87060	9.85556	13,974
01/01/2017 to 12/31/2017	9.85556	12.01567	49,903
01/01/2018 to 12/31/2018	12.01567	10.00291	68,258
01/01/2019 to 12/31/2019	10.00291	11.91811	70,662
01/01/2020 to 12/31/2020	11.91811	11.75938	70,938
AST Jennison Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.58850	10.68262	21,245
01/01/2016 to 12/31/2016	10.68262	10.44939	37,170
01/01/2017 to 12/31/2017	10.44939	14.08989	75,032
01/01/2018 to 12/31/2018	14.08989	13.76124	119,954
01/01/2019 to 12/31/2019	13.76124	18.11453	123,180
01/01/2020 to 12/31/2020	18.11453	27.69963	108,505
AST Large-Cap Core Portfolio
08/24/2015 to 12/31/2015	9.61303	10.44196	255
01/01/2016 to 12/31/2016	10.44196	11.49108	1,428
01/01/2017 to 12/31/2017	11.49108	13.84976	4,672
01/01/2018 to 12/31/2018	13.84976	12.76494	5,120
01/01/2019 to 12/31/2019	12.76494	15.86361	5,515
01/01/2020 to 12/31/2020	15.86361	17.50315	18,799
AST Loomis Sayles Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.59600	10.74493	6,388
01/01/2016 to 12/31/2016	10.74493	11.26133	20,990
01/01/2017 to 12/31/2017	11.26133	14.86718	60,114
01/01/2018 to 12/31/2018	14.86718	14.36145	62,012
01/01/2019 to 12/31/2019	14.36145	18.76601	56,650
01/01/2020 to 12/31/2020	18.76601	24.51429	53,665
AST MFS Global Equity Portfolio
08/24/2015 to 12/31/2015	9.65479	10.03187	13,364
01/01/2016 to 12/31/2016	10.03187	10.66700	15,609
01/01/2017 to 12/31/2017	10.66700	13.11368	60,300
01/01/2018 to 12/31/2018	13.11368	11.77396	70,729
01/01/2019 to 12/31/2019	11.77396	15.18948	72,942
01/01/2020 to 12/31/2020	15.18948	17.21671	67,251
AST MFS Growth Portfolio
08/24/2015 to 12/31/2015	9.60794	10.52964	3,888
01/01/2016 to 12/31/2016	10.52964	10.65265	19,112
01/01/2017 to 12/31/2017	10.65265	13.82232	27,134
01/01/2018 to 12/31/2018	13.82232	14.01583	36,331
01/01/2019 to 12/31/2019	14.01583	19.16986	50,441
01/01/2020 to 12/31/2020	19.16986	24.82965	41,171
AST MFS Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.60698	10.18952	7,477
01/01/2016 to 12/31/2016	10.18952	11.47525	21,051
01/01/2017 to 12/31/2017	11.47525	13.36685	55,974
01/01/2018 to 12/31/2018	13.36685	11.92197	56,601
01/01/2019 to 12/31/2019	11.92197	15.30807	44,914
01/01/2020 to 12/31/2020	15.30807	15.78814	53,744
AST Mid-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.63453	9.83880	17,599
01/01/2016 to 12/31/2016	9.83880	9.92775	30,950
01/01/2017 to 12/31/2017	9.92775	12.52529	55,253
01/01/2018 to 12/31/2018	12.52529	11.89277	93,697
01/01/2019 to 12/31/2019	11.89277	15.36605	108,972
01/01/2020 to 12/31/2020	15.36605	20.56815	92,110

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.58757	9.68975	11,156
01/01/2016 to 12/31/2016	9.68975	11.37257	18,765
01/01/2017 to 12/31/2017	11.37257	12.84640	91,541
01/01/2018 to 12/31/2018	12.84640	10.65527	109,591
01/01/2019 to 12/31/2019	10.65527	12.80038	125,815
01/01/2020 to 12/31/2020	12.80038	12.48013	99,817
AST Prudential Core Bond Portfolio
08/24/2015 to 12/31/2015	10.00823	9.84134	17,353
01/01/2016 to 12/31/2016	9.84134	10.18086	40,574
01/01/2017 to 12/31/2017	10.18086	10.67996	107,525
01/01/2018 to 12/31/2018	10.67996	10.51534	150,657
01/01/2019 to 12/31/2019	10.51534	11.45688	164,350
01/01/2020 to 12/31/2020	11.45688	12.06130	206,715
AST Prudential Flexible Multi-Strategy Portfolio
08/24/2015 to 12/31/2015	9.82959	9.96416	72,120
01/01/2016 to 12/31/2016	9.96416	10.62960	120,423
01/01/2017 to 12/31/2017	10.62960	12.34182	175,798
01/01/2018 to 12/31/2018	12.34182	11.45043	197,795
01/01/2019 to 12/31/2019	11.45043	13.05726	220,329
01/01/2020 to 12/31/2020	13.05726	14.09586	241,095
AST QMA International Core Equity Portfolio
08/24/2015 to 12/31/2015	9.63701	9.95406	0
01/01/2016 to 12/31/2016	9.95406	9.93980	15,166
01/01/2017 to 12/31/2017	9.93980	12.29345	17,513
01/01/2018 to 12/31/2018	12.29345	10.32061	28,580
01/01/2019 to 12/31/2019	10.32061	11.97184	33,929
01/01/2020 to 12/31/2020	11.97184	12.66600	31,885
AST QMA US Equity Alpha Portfolio
08/24/2015 to 12/31/2015	9.61644	10.38891	9,002
01/01/2016 to 12/31/2016	10.38891	11.84422	25,048
01/01/2017 to 12/31/2017	11.84422	14.37407	76,655
01/01/2018 to 12/31/2018	14.37407	13.09624	81,018
01/01/2019 to 12/31/2019	13.09624	16.18137	79,719
01/01/2020 to 12/31/2020	16.18137	15.23019	71,855
AST Quantitative Modeling Portfolio
08/24/2015 to 12/31/2015	9.69405	10.11818	157,261
01/01/2016 to 12/31/2016	10.11818	10.67943	322,947
01/01/2017 to 12/31/2017	10.67943	12.53001	549,912
01/01/2018 to 12/31/2018	12.53001	11.62621	857,547
01/01/2019 to 12/31/2019	11.62621	13.98863	853,996
01/01/2020 to 12/31/2020	13.98863	15.49377	794,815
AST Small-Cap Growth Opportunities Portfolio
08/24/2015 to 12/31/2015	9.57573	9.67176	6,983
01/01/2016 to 12/31/2016	9.67176	10.34040	2,284
01/01/2017 to 12/31/2017	10.34040	13.10741	20,746
01/01/2018 to 12/31/2018	13.10741	11.60042	40,739
01/01/2019 to 12/31/2019	11.60042	15.71696	44,034
01/01/2020 to 12/31/2020	15.71696	21.09197	37,281
AST Small-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.61652	9.63677	5,577
01/01/2016 to 12/31/2016	9.63677	10.72185	18,801
01/01/2017 to 12/31/2017	10.72185	13.18928	39,827
01/01/2018 to 12/31/2018	13.18928	11.99225	56,014
01/01/2019 to 12/31/2019	11.99225	15.49049	55,521
01/01/2020 to 12/31/2020	15.49049	22.81846	49,847

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.60619	9.99775	5,658
01/01/2016 to 12/31/2016	9.99775	12.82324	27,793
01/01/2017 to 12/31/2017	12.82324	13.66513	45,828
01/01/2018 to 12/31/2018	13.66513	11.24876	41,491
01/01/2019 to 12/31/2019	11.24876	13.62104	40,259
01/01/2020 to 12/31/2020	13.62104	13.63833	40,593
AST T. Rowe Price Diversified Real Growth Portfolio
08/24/2015 to 12/31/2015	9.69784	10.07054	72,829
01/01/2016 to 12/31/2016	10.07054	10.72919	99,430
01/01/2017 to 12/31/2017	10.72919	12.63977	133,185
01/01/2018 to 12/31/2018	12.63977	11.65482	157,319
01/01/2019 to 12/31/2019	11.65482	14.12305	198,137
01/01/2020 to 12/31/2020	14.12305	16.18990	277,862
AST T. Rowe Price Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.59475	10.50591	19,693
01/01/2016 to 12/31/2016	10.50591	10.71078	32,588
01/01/2017 to 12/31/2017	10.71078	14.66090	104,281
01/01/2018 to 12/31/2018	14.66090	15.11613	206,500
01/01/2019 to 12/31/2019	15.11613	19.24190	230,612
01/01/2020 to 12/31/2020	19.24190	26.70493	200,572
AST T. Rowe Price Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.59023	9.98981	0
01/01/2016 to 12/31/2016	9.98981	10.52471	2,106
01/01/2017 to 12/31/2017	10.52471	12.17736	41,529
01/01/2018 to 12/31/2018	12.17736	10.91423	105,645
01/01/2019 to 12/31/2019	10.91423	13.64826	204,372
01/01/2020 to 12/31/2020	13.64826	13.83183	201,257
AST T. Rowe Price Natural Resources Portfolio
08/24/2015 to 12/31/2015	9.50197	9.59147	5,950
01/01/2016 to 12/31/2016	9.59147	11.86528	22,896
01/01/2017 to 12/31/2017	11.86528	12.99271	32,335
01/01/2018 to 12/31/2018	12.99271	10.74952	38,739
01/01/2019 to 12/31/2019	10.74952	12.47075	44,582
01/01/2020 to 12/31/2020	12.47075	12.10472	40,063
AST WEDGE Capital Mid-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.57936	9.63033	2,593
01/01/2016 to 12/31/2016	9.63033	10.89798	17,647
01/01/2017 to 12/31/2017	10.89798	12.82331	18,292
01/01/2018 to 12/31/2018	12.82331	10.62566	17,929
01/01/2019 to 12/31/2019	10.62566	12.56761	16,325
01/01/2020 to 12/31/2020	12.56761	11.75082	18,930
AST Western Asset Core Plus Bond Portfolio
08/24/2015 to 12/31/2015	9.97329	9.94754	27,182
01/01/2016 to 12/31/2016	9.94754	10.38350	36,921
01/01/2017 to 12/31/2017	10.38350	10.95806	104,288
01/01/2018 to 12/31/2018	10.95806	10.63135	278,974
01/01/2019 to 12/31/2019	10.63135	11.85190	305,666
01/01/2020 to 12/31/2020	11.85190	12.71940	309,892
AST Western Asset Emerging Markets Debt Portfolio
08/24/2015 to 12/31/2015	9.89358	9.95247	63
01/01/2016 to 12/31/2016	9.95247	10.92774	2,008
01/01/2017 to 12/31/2017	10.92774	11.85714	3,629
01/01/2018 to 12/31/2018	11.85714	10.98550	5,653
01/01/2019 to 12/31/2019	10.98550	12.52475	5,669
01/01/2020 to 12/31/2020	12.52475	13.35916	9,677

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
BlackRock Advantage Large Cap Core V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.05556	11.22197	0
BlackRock Advantage Large Cap Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98794	11.25615	0
BlackRock Basic Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.97444	11.49083	0
BlackRock Capital Appreciation V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.08442	11.59183	4,020
BlackRock Equity Dividend V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98073	11.26012	0
BlackRock Global Allocation V.I. Fund - Class III
08/24/2015 to 12/31/2015	9.80431	9.96411	37,243
01/01/2016 to 12/31/2016	9.96411	10.26792	48,386
01/01/2017 to 12/31/2017	10.26792	11.59053	65,694
01/01/2018 to 12/31/2018	11.59053	10.63347	93,143
01/01/2019 to 12/31/2019	10.63347	12.43016	82,841
01/01/2020 to 12/31/2020	12.43016	14.89483	86,701
BlackRock Large Cap Focus Growth V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.10260	11.39354	427
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
08/17/2020* to 12/31/2020	10.02389	11.16184	2,838
Fidelity® Variable Insurance Products Contrafund(SM) Portfolio - Servi
08/17/2020* to 12/31/2020	10.07947	10.98034	41,548
Fidelity® Variable Insurance Products Growth Opportunities Portfolio -
08/17/2020* to 12/31/2020	10.10748	12.36667	7,402
Fidelity® Variable Insurance Products Health Care Portfolio - Service
08/17/2020* to 12/31/2020	10.11441	10.89149	38,824
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
08/24/2015 to 12/31/2015	9.78706	9.98314	10,718
01/01/2016 to 12/31/2016	9.98314	10.52509	17,079
01/01/2017 to 12/31/2017	10.52509	11.67161	23,672
01/01/2018 to 12/31/2018	11.67161	11.01644	58,786
01/01/2019 to 12/31/2019	11.01644	12.49633	47,702
01/01/2020 to 12/31/2020	12.49633	13.05190	37,759
MFS® International Growth Portfolio -Service Class
04/27/2020* to 12/31/2020	10.15708	13.45690	0
MFS® Investors Trust Series - Service Class
04/27/2020* to 12/31/2020	10.18205	13.01033	0
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
04/27/2020* to 12/31/2020	10.15932	13.53191	0
MFS® Mid Cap Growth Series - Service Class
04/27/2020* to 12/31/2020	10.22532	14.76792	3,597
MFS® New Discovery Series - Service Class
04/27/2020* to 12/31/2020	10.32590	16.71135	3,155
MFS® Research Series - Service Class
04/27/2020* to 12/31/2020	10.14209	12.96571	0
MFS® Technology Portfolio - Service Class
04/27/2020* to 12/31/2020	10.07992	14.59701	6,029
MFS® Total Return Bond Series - Service Class
04/27/2020* to 12/31/2020	9.97683	10.72269	1,070
MFS® Total Return Series - Service Class
04/27/2020* to 12/31/2020	10.12547	11.98601	5,793
MFS® Utilities Series - Service Class
04/27/2020* to 12/31/2020	10.17320	12.13910	6,728

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90817	8.86353	53,134
01/01/2019 to 12/31/2019	8.86353	10.77141	90,570
01/01/2020 to 12/31/2020	10.77141	11.86822	72,511
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91886	9.45613	62,755
01/01/2019 to 12/31/2019	9.45613	12.30411	111,546
01/01/2020 to 12/31/2020	12.30411	14.42226	123,097
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY C SERIES
Pruco Life Insurance Company of New Jersey
Prospectus
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (0.68%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
American Funds Insurance Series® Asset Allocation Fund - Class 4
08/17/2020* to 12/31/2020	10.02844	10.87568	12,367
American Funds Insurance Series® Blue Chip Income and Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.00728	11.11789	0
American Funds Insurance Series® Bond Fund - Class 4
08/17/2020* to 12/31/2020	9.99944	10.12596	0
American Funds Insurance Series® Global Growth and Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03397	11.34534	0
American Funds Insurance Series® Global Small Capitalization Fund - Class 4
08/17/2020* to 12/31/2020	10.08612	12.44607	0
American Funds Insurance Series® Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.16269	12.23706	0
American Funds Insurance Series® Growth-Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03614	11.05940	0
American Funds Insurance Series® International Fund - Class 4
08/17/2020* to 12/31/2020	10.03037	11.98492	0
American Funds Insurance Series® New World Fund - Class 4
08/17/2020* to 12/31/2020	10.05720	11.92134	0
AST BlackRock Low Duration Bond Portfolio
04/28/2014 to 12/31/2014	9.99944	9.92440	1,569
01/01/2015 to 12/31/2015	9.92440	9.90413	18,576
01/01/2016 to 12/31/2016	9.90413	9.99749	50,618
01/01/2017 to 12/31/2017	9.99749	10.09874	59,842
01/01/2018 to 12/31/2018	10.09874	10.10416	47,346
01/01/2019 to 12/31/2019	10.10416	10.49918	40,269
01/01/2020 to 12/31/2020	10.49918	10.69468	55,559
AST BlackRock/Loomis Sayles Bond Portfolio
04/28/2014 to 12/31/2014	9.99944	10.19212	4,279
01/01/2015 to 12/31/2015	10.19212	9.90944	33,113
01/01/2016 to 12/31/2016	9.90944	10.25814	40,408
01/01/2017 to 12/31/2017	10.25814	10.63292	41,555
01/01/2018 to 12/31/2018	10.63292	10.49048	40,410
01/01/2019 to 12/31/2019	10.49048	11.38036	36,040
01/01/2020 to 12/31/2020	11.38036	12.13548	44,198
AST ClearBridge Dividend Growth Portfolio
04/28/2014 to 12/31/2014	10.06555	11.05572	3,688
01/01/2015 to 12/31/2015	11.05572	10.58842	18,091
01/01/2016 to 12/31/2016	10.58842	12.08285	15,216
01/01/2017 to 12/31/2017	12.08285	14.20933	14,273
01/01/2018 to 12/31/2018	14.20933	13.43970	13,820
01/01/2019 to 12/31/2019	13.43970	17.49047	16,689
01/01/2020 to 12/31/2020	17.49047	18.19278	13,936
AST Cohen & Steers Global Realty Portfolio
04/28/2014 to 12/31/2014	10.07726	10.85387	976
01/01/2015 to 12/31/2015	10.85387	10.77047	11,119
01/01/2016 to 12/31/2016	10.77047	10.79302	11,221
01/01/2017 to 12/31/2017	10.79302	11.88683	5,193
01/01/2018 to 12/31/2018	11.88683	11.24963	5,058
01/01/2019 to 12/31/2019	11.24963	13.98053	2,917
01/01/2020 to 12/31/2020	13.98053	13.47643	3,345

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/28/2014 to 12/31/2014	10.08208	11.64573	719
01/01/2015 to 12/31/2015	11.64573	12.12685	16,680
01/01/2016 to 12/31/2016	12.12685	12.62440	31,181
01/01/2017 to 12/31/2017	12.62440	13.32183	22,709
01/01/2018 to 12/31/2018	13.32183	12.60164	16,841
01/01/2019 to 12/31/2019	12.60164	16.42294	15,125
01/01/2020 to 12/31/2020	16.42294	15.84872	16,201
AST Emerging Markets Equity Portfolio
04/28/2014 to 12/31/2014	10.01046	9.38268	1,357
01/01/2015 to 12/31/2015	9.38268	7.76020	2,732
01/01/2016 to 12/31/2016	7.76020	8.66025	3,028
01/01/2017 to 12/31/2017	8.66025	10.87023	3,949
01/01/2018 to 12/31/2018	10.87023	9.27950	3,489
01/01/2019 to 12/31/2019	9.27950	10.44665	4,190
01/01/2020 to 12/31/2020	10.44665	10.79691	21,307
AST Global Bond Portfolio
07/13/2015* to 12/31/2015	9.99944	10.09710	440
01/01/2016 to 12/31/2016	10.09710	10.29598	544
01/01/2017 to 12/31/2017	10.29598	10.47213	610
01/01/2018 to 12/31/2018	10.47213	10.76184	3,425
01/01/2019 to 12/31/2019	10.76184	11.43557	3,017
01/01/2020 to 12/31/2020	11.43557	11.86834	48,204
AST Goldman Sachs Small-Cap Value Portfolio
04/28/2014 to 12/31/2014	9.98144	10.75944	3,424
01/01/2015 to 12/31/2015	10.75944	10.09918	21,471
01/01/2016 to 12/31/2016	10.09918	12.46920	16,097
01/01/2017 to 12/31/2017	12.46920	13.89408	16,912
01/01/2018 to 12/31/2018	13.89408	11.85837	12,768
01/01/2019 to 12/31/2019	11.85837	14.44377	8,510
01/01/2020 to 12/31/2020	14.44377	14.69514	10,766
AST Government Money Market Portfolio
04/28/2014 to 12/31/2014	9.99944	9.95288	13,038
01/01/2015 to 12/31/2015	9.95288	9.88462	5,194
01/01/2016 to 12/31/2016	9.88462	9.81834	36,517
01/01/2017 to 12/31/2017	9.81834	9.78506	56,125
01/01/2018 to 12/31/2018	9.78506	9.84451	93,402
01/01/2019 to 12/31/2019	9.84451	9.94284	62,986
01/01/2020 to 12/31/2020	9.94284	9.89744	116,106
AST High Yield Portfolio
04/28/2014 to 12/31/2014	9.99944	9.89459	6,481
01/01/2015 to 12/31/2015	9.89459	9.47712	29,678
01/01/2016 to 12/31/2016	9.47712	10.86186	48,285
01/01/2017 to 12/31/2017	10.86186	11.59419	48,331
01/01/2018 to 12/31/2018	11.59419	11.28621	42,228
01/01/2019 to 12/31/2019	11.28621	12.92443	31,797
01/01/2020 to 12/31/2020	12.92443	13.17501	38,125
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	10.01868	10.81514	4,222
01/01/2015 to 12/31/2015	10.81514	9.89989	6,527
01/01/2016 to 12/31/2016	9.89989	11.78800	8,798
01/01/2017 to 12/31/2017	11.78800	13.95507	9,379
01/01/2018 to 12/31/2018	13.95507	11.89828	11,558
01/01/2019 to 12/31/2019	11.89828	15.30624	10,079
01/01/2020 to 12/31/2020	15.30624	15.24359	25,789

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
04/28/2014 to 12/31/2014	9.98473	9.76311	1,225
01/01/2015 to 12/31/2015	9.76311	10.00197	12,618
01/01/2016 to 12/31/2016	10.00197	9.55875	15,048
01/01/2017 to 12/31/2017	9.55875	12.85707	16,092
01/01/2018 to 12/31/2018	12.85707	11.06699	46,926
01/01/2019 to 12/31/2019	11.06699	14.52133	14,609
01/01/2020 to 12/31/2020	14.52133	18.93982	15,483
AST International Value Portfolio
04/28/2014 to 12/31/2014	10.02699	9.38850	1,371
01/01/2015 to 12/31/2015	9.38850	9.40084	8,129
01/01/2016 to 12/31/2016	9.40084	9.39125	14,441
01/01/2017 to 12/31/2017	9.39125	11.45544	16,707
01/01/2018 to 12/31/2018	11.45544	9.54138	17,535
01/01/2019 to 12/31/2019	9.54138	11.37394	77,621
01/01/2020 to 12/31/2020	11.37394	11.22821	81,613
AST Jennison Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	9.91300	11.27625	11,195
01/01/2015 to 12/31/2015	11.27625	12.39057	23,218
01/01/2016 to 12/31/2016	12.39057	12.12622	19,145
01/01/2017 to 12/31/2017	12.12622	16.35918	22,676
01/01/2018 to 12/31/2018	16.35918	15.98565	22,194
01/01/2019 to 12/31/2019	15.98565	21.05322	20,279
01/01/2020 to 12/31/2020	21.05322	32.20933	42,897
AST Large-Cap Core Portfolio
04/28/2014 to 12/31/2014	10.04066	11.16782	2,256
01/01/2015 to 12/31/2015	11.16782	11.26309	1,454
01/01/2016 to 12/31/2016	11.26309	12.40089	1,734
01/01/2017 to 12/31/2017	12.40089	14.95392	2,171
01/01/2018 to 12/31/2018	14.95392	13.78963	2,182
01/01/2019 to 12/31/2019	13.78963	17.14559	2,177
01/01/2020 to 12/31/2020	17.14559	18.92725	7,047
AST Loomis Sayles Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	10.00995	11.25817	470
01/01/2015 to 12/31/2015	11.25817	12.30775	12,503
01/01/2016 to 12/31/2016	12.30775	12.90585	3,685
01/01/2017 to 12/31/2017	12.90585	17.04687	3,088
01/01/2018 to 12/31/2018	17.04687	16.47534	2,260
01/01/2019 to 12/31/2019	16.47534	21.53902	1,883
01/01/2020 to 12/31/2020	21.53902	28.15069	2,231
AST MFS Global Equity Portfolio
04/28/2014 to 12/31/2014	10.02581	10.30110	3,415
01/01/2015 to 12/31/2015	10.30110	10.08112	22,635
01/01/2016 to 12/31/2016	10.08112	10.72482	18,244
01/01/2017 to 12/31/2017	10.72482	13.19136	21,466
01/01/2018 to 12/31/2018	13.19136	11.84973	20,496
01/01/2019 to 12/31/2019	11.84973	15.29487	18,611
01/01/2020 to 12/31/2020	15.29487	17.34486	19,796
AST MFS Growth Portfolio
04/28/2014 to 12/31/2014	9.96575	11.13384	1,761
01/01/2015 to 12/31/2015	11.13384	11.85749	3,155
01/01/2016 to 12/31/2016	11.85749	12.00211	5,380
01/01/2017 to 12/31/2017	12.00211	15.58120	4,379
01/01/2018 to 12/31/2018	15.58120	15.80751	45,605
01/01/2019 to 12/31/2019	15.80751	21.63129	35,407
01/01/2020 to 12/31/2020	21.63129	28.03191	30,339

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	10.04285	10.95451	3,890
01/01/2015 to 12/31/2015	10.95451	10.80132	6,730
01/01/2016 to 12/31/2016	10.80132	12.17040	15,007
01/01/2017 to 12/31/2017	12.17040	14.18378	13,235
01/01/2018 to 12/31/2018	14.18378	12.65705	59,903
01/01/2019 to 12/31/2019	12.65705	16.26017	47,195
01/01/2020 to 12/31/2020	16.26017	16.77864	51,000
AST Mid-Cap Growth Portfolio
04/28/2014 to 12/31/2014	9.97007	11.31270	1,088
01/01/2015 to 12/31/2015	11.31270	10.59701	40,656
01/01/2016 to 12/31/2016	10.59701	10.69805	18,825
01/01/2017 to 12/31/2017	10.69805	13.50401	19,201
01/01/2018 to 12/31/2018	13.50401	12.82852	17,425
01/01/2019 to 12/31/2019	12.82852	16.58353	32,653
01/01/2020 to 12/31/2020	16.58353	22.20902	17,536
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/28/2014 to 12/31/2014	9.98333	11.02363	2,632
01/01/2015 to 12/31/2015	11.02363	10.33155	10,265
01/01/2016 to 12/31/2016	10.33155	12.13195	23,674
01/01/2017 to 12/31/2017	12.13195	13.71104	25,624
01/01/2018 to 12/31/2018	13.71104	11.37823	21,287
01/01/2019 to 12/31/2019	11.37823	13.67567	15,521
01/01/2020 to 12/31/2020	13.67567	13.34025	21,055
AST Prudential Core Bond Portfolio
04/28/2014 to 12/31/2014	9.99944	10.27443	4,732
01/01/2015 to 12/31/2015	10.27443	10.17742	33,651
01/01/2016 to 12/31/2016	10.17742	10.53377	61,821
01/01/2017 to 12/31/2017	10.53377	11.05554	70,804
01/01/2018 to 12/31/2018	11.05554	10.89077	127,865
01/01/2019 to 12/31/2019	10.89077	11.87189	168,459
01/01/2020 to 12/31/2020	11.87189	12.50458	184,821
AST Prudential Flexible Multi-Strategy Portfolio
04/28/2014 to 12/31/2014	9.99944	10.54066	3,301
01/01/2015 to 12/31/2015	10.54066	10.46895	33,107
01/01/2016 to 12/31/2016	10.46895	11.17363	41,570
01/01/2017 to 12/31/2017	11.17363	12.97998	42,912
01/01/2018 to 12/31/2018	12.97998	12.04858	38,637
01/01/2019 to 12/31/2019	12.04858	13.74629	38,793
01/01/2020 to 12/31/2020	13.74629	14.84717	52,979
AST QMA International Core Equity Portfolio
07/13/2015* to 12/31/2015	10.07270	9.30124	0
01/01/2016 to 12/31/2016	9.30124	9.29259	1,549
01/01/2017 to 12/31/2017	9.29259	11.49875	8,218
01/01/2018 to 12/31/2018	11.49875	9.65829	11,485
01/01/2019 to 12/31/2019	9.65829	11.20923	10,566
01/01/2020 to 12/31/2020	11.20923	11.86516	13,484
AST QMA US Equity Alpha Portfolio
04/28/2014 to 12/31/2014	10.05294	11.24219	1,226
01/01/2015 to 12/31/2015	11.24219	11.50957	22,995
01/01/2016 to 12/31/2016	11.50957	13.12837	20,863
01/01/2017 to 12/31/2017	13.12837	15.94052	17,480
01/01/2018 to 12/31/2018	15.94052	14.53079	14,781
01/01/2019 to 12/31/2019	14.53079	17.96271	9,322
01/01/2020 to 12/31/2020	17.96271	16.91527	9,152

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
04/28/2014 to 12/31/2014	9.99944	10.55803	5,701
01/01/2015 to 12/31/2015	10.55803	10.50198	89,848
01/01/2016 to 12/31/2016	10.50198	11.09011	96,940
01/01/2017 to 12/31/2017	11.09011	13.01834	97,436
01/01/2018 to 12/31/2018	13.01834	12.08539	88,927
01/01/2019 to 12/31/2019	12.08539	14.54845	62,282
01/01/2020 to 12/31/2020	14.54845	16.12208	106,725
AST Small-Cap Growth Opportunities Portfolio
07/13/2015* to 12/31/2015	10.14364	9.01138	0
01/01/2016 to 12/31/2016	9.01138	9.63926	108
01/01/2017 to 12/31/2017	9.63926	12.22476	3,557
01/01/2018 to 12/31/2018	12.22476	10.82476	3,970
01/01/2019 to 12/31/2019	10.82476	14.67347	15,660
01/01/2020 to 12/31/2020	14.67347	19.70144	1,426
AST Small-Cap Growth Portfolio
04/28/2014 to 12/31/2014	9.90242	10.96730	4,911
01/01/2015 to 12/31/2015	10.96730	10.97828	7,544
01/01/2016 to 12/31/2016	10.97828	12.22054	9,050
01/01/2017 to 12/31/2017	12.22054	15.04054	10,827
01/01/2018 to 12/31/2018	15.04054	13.68251	11,029
01/01/2019 to 12/31/2019	13.68251	17.68268	10,490
01/01/2020 to 12/31/2020	17.68268	26.06090	8,671
AST Small-Cap Value Portfolio
04/28/2014 to 12/31/2014	9.96017	10.54465	4,712
01/01/2015 to 12/31/2015	10.54465	10.02154	6,553
01/01/2016 to 12/31/2016	10.02154	12.86009	7,843
01/01/2017 to 12/31/2017	12.86009	13.71132	10,070
01/01/2018 to 12/31/2018	13.71132	11.29244	11,820
01/01/2019 to 12/31/2019	11.29244	13.68077	28,363
01/01/2020 to 12/31/2020	13.68077	13.70510	29,395
AST T. Rowe Price Diversified Real Growth Portfolio
04/28/2014 to 12/31/2014	9.99944	10.35144	504
01/01/2015 to 12/31/2015	10.35144	10.26125	13,760
01/01/2016 to 12/31/2016	10.26125	10.93791	14,184
01/01/2017 to 12/31/2017	10.93791	12.89232	13,490
01/01/2018 to 12/31/2018	12.89232	11.89373	14,875
01/01/2019 to 12/31/2019	11.89373	14.41973	19,204
01/01/2020 to 12/31/2020	14.41973	16.53829	24,734
AST T. Rowe Price Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	9.90348	11.22522	9,860
01/01/2015 to 12/31/2015	11.22522	12.21739	32,515
01/01/2016 to 12/31/2016	12.21739	12.46190	42,167
01/01/2017 to 12/31/2017	12.46190	17.06642	43,643
01/01/2018 to 12/31/2018	17.06642	17.60519	31,924
01/01/2019 to 12/31/2019	17.60519	22.42170	76,991
01/01/2020 to 12/31/2020	22.42170	31.13371	25,869
AST T. Rowe Price Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	10.03011	9.94566	0
01/01/2015 to 12/31/2015	9.94566	9.27899	7,288
01/01/2016 to 12/31/2016	9.27899	9.78081	867
01/01/2017 to 12/31/2017	9.78081	11.32236	1,048
01/01/2018 to 12/31/2018	11.32236	10.15306	2,833
01/01/2019 to 12/31/2019	10.15306	12.70281	38,723
01/01/2020 to 12/31/2020	12.70281	12.88021	40,153

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/28/2014 to 12/31/2014	9.98293	8.55660	1,321
01/01/2015 to 12/31/2015	8.55660	6.86226	2,979
01/01/2016 to 12/31/2016	6.86226	8.49336	10,215
01/01/2017 to 12/31/2017	8.49336	9.30511	10,230
01/01/2018 to 12/31/2018	9.30511	7.70256	11,882
01/01/2019 to 12/31/2019	7.70256	8.94040	5,417
01/01/2020 to 12/31/2020	8.94040	8.68230	3,526
AST WEDGE Capital Mid-Cap Value Portfolio
04/28/2014 to 12/31/2014	9.97181	11.23471	1,102
01/01/2015 to 12/31/2015	11.23471	10.42098	17,072
01/01/2016 to 12/31/2016	10.42098	11.79880	10,680
01/01/2017 to 12/31/2017	11.79880	13.89037	11,125
01/01/2018 to 12/31/2018	13.89037	11.51571	11,202
01/01/2019 to 12/31/2019	11.51571	13.62713	9,272
01/01/2020 to 12/31/2020	13.62713	12.74791	10,628
AST Western Asset Core Plus Bond Portfolio
04/28/2014 to 12/31/2014	9.99031	10.28972	1,948
01/01/2015 to 12/31/2015	10.28972	10.34616	7,401
01/01/2016 to 12/31/2016	10.34616	10.80500	18,103
01/01/2017 to 12/31/2017	10.80500	11.40865	17,831
01/01/2018 to 12/31/2018	11.40865	11.07405	49,895
01/01/2019 to 12/31/2019	11.07405	12.35162	42,947
01/01/2020 to 12/31/2020	12.35162	13.26228	42,034
AST Western Asset Emerging Markets Debt Portfolio
04/28/2014 to 12/31/2014	9.99944	9.70400	430
01/01/2015 to 12/31/2015	9.70400	9.34075	707
01/01/2016 to 12/31/2016	9.34075	10.26125	445
01/01/2017 to 12/31/2017	10.26125	11.13960	1,663
01/01/2018 to 12/31/2018	11.13960	10.32590	891
01/01/2019 to 12/31/2019	10.32590	11.77856	556
01/01/2020 to 12/31/2020	11.77856	12.56967	1,422
BlackRock Advantage Large Cap Core V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.05560	11.22416	0
BlackRock Advantage Large Cap Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98799	11.25828	0
BlackRock Basic Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.97448	11.49308	0
BlackRock Capital Appreciation V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.08446	11.59407	0
BlackRock Equity Dividend V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98077	11.26219	0
BlackRock Global Allocation V.I. Fund - Class III
08/24/2015* to 12/31/2015	9.80435	9.96593	15,218
01/01/2016 to 12/31/2016	9.96593	10.27505	27,687
01/01/2017 to 12/31/2017	10.27505	11.60425	26,880
01/01/2018 to 12/31/2018	11.60425	10.65148	86,150
01/01/2019 to 12/31/2019	10.65148	12.45735	41,715
01/01/2020 to 12/31/2020	12.45735	14.93484	71,859
BlackRock Large Cap Focus Growth V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.10264	11.39573	0
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
08/17/2020* to 12/31/2020	10.02393	11.16396	0
Fidelity® Variable Insurance Products Contrafund(SM) Portfolio - Servi
08/17/2020* to 12/31/2020	10.07952	10.98244	926

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® Variable Insurance Products Growth Opportunities Portfolio -
08/17/2020* to 12/31/2020	10.10752	12.36907	48,630
Fidelity® Variable Insurance Products Health Care Portfolio - Service
08/17/2020* to 12/31/2020	10.11445	10.89353	0
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
08/24/2015* to 12/31/2015	9.78710	9.98496	10,607
01/01/2016 to 12/31/2016	9.98496	10.53224	24,612
01/01/2017 to 12/31/2017	10.53224	11.68548	23,615
01/01/2018 to 12/31/2018	11.68548	11.03519	29,432
01/01/2019 to 12/31/2019	11.03519	12.52396	34,335
01/01/2020 to 12/31/2020	12.52396	13.08744	27,932
MFS® International Growth Portfolio -Service Class
04/27/2020* to 12/31/2020	10.15712	13.46164	0
MFS® Investors Trust Series - Service Class
04/27/2020* to 12/31/2020	10.18209	13.01489	0
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
04/27/2020* to 12/31/2020	10.15936	13.53669	0
MFS® Mid Cap Growth Series - Service Class
04/27/2020* to 12/31/2020	10.22536	14.77290	1,117
MFS® New Discovery Series - Service Class
04/27/2020* to 12/31/2020	10.32595	16.71713	550
MFS® Research Series - Service Class
04/27/2020* to 12/31/2020	10.14213	12.97014	449
MFS® Technology Portfolio - Service Class
04/27/2020* to 12/31/2020	10.07996	14.60205	15,833
MFS® Total Return Bond Series - Service Class
04/27/2020* to 12/31/2020	9.97687	10.72633	71,892
MFS® Total Return Series - Service Class
04/27/2020* to 12/31/2020	10.12551	11.99014	17,658
MFS® Utilities Series - Service Class
04/27/2020* to 12/31/2020	10.17324	12.14331	900
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90821	8.86654	23,992
01/01/2019 to 12/31/2019	8.86654	10.78047	2,033
01/01/2020 to 12/31/2020	10.78047	11.88426	7,445
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91890	9.45935	569
01/01/2019 to 12/31/2019	9.45935	12.31443	37,359
01/01/2020 to 12/31/2020	12.31443	14.44155	40,206
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY C SERIES
Pruco Life Insurance Company of New Jersey
Prospectus
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.83%) (contracts issued before 8/24/2015)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
04/28/2014 to 12/31/2014	9.99932	9.94288	0
01/01/2015 to 12/31/2015	9.94288	9.85950	0
01/01/2016 to 12/31/2016	9.85950	9.77862	0
01/01/2017 to 12/31/2017	9.77862	9.73079	0
01/01/2018 to 12/31/2018	9.73079	9.77510	1,039
01/01/2019 to 12/31/2019	9.77510	9.85787	501
01/01/2020 to 12/31/2020	9.85787	9.79841	407
AST Prudential Flexible Multi-Strategy Portfolio
04/28/2014 to 12/31/2014	9.99932	10.52974	1,515
01/01/2015 to 12/31/2015	10.52974	10.44224	12,173
01/01/2016 to 12/31/2016	10.44224	11.12847	10,949
01/01/2017 to 12/31/2017	11.12847	12.90820	10,802
01/01/2018 to 12/31/2018	12.90820	11.96370	3,227
01/01/2019 to 12/31/2019	11.96370	13.62882	3,866
01/01/2020 to 12/31/2020	13.62882	14.69793	3,846
AST Quantitative Modeling Portfolio
04/28/2014 to 12/31/2014	9.99932	10.54716	751
01/01/2015 to 12/31/2015	10.54716	10.47543	5,488
01/01/2016 to 12/31/2016	10.47543	11.04541	1,451
01/01/2017 to 12/31/2017	11.04541	12.94640	1,425
01/01/2018 to 12/31/2018	12.94640	12.00035	1,803
01/01/2019 to 12/31/2019	12.00035	14.42424	1,781
01/01/2020 to 12/31/2020	14.42424	15.96040	1,775
AST T. Rowe Price Diversified Real Growth Portfolio
04/28/2014 to 12/31/2014	9.99932	10.34076	18,518
01/01/2015 to 12/31/2015	10.34076	10.23519	23,467
01/01/2016 to 12/31/2016	10.23519	10.89365	22,499
01/01/2017 to 12/31/2017	10.89365	12.82075	22,208
01/01/2018 to 12/31/2018	12.82075	11.80967	19,981
01/01/2019 to 12/31/2019	11.80967	14.29629	19,825
01/01/2020 to 12/31/2020	14.29629	16.37190	22,722
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90808	8.85738	0
01/01/2019 to 12/31/2019	8.85738	10.75310	0
01/01/2020 to 12/31/2020	10.75310	11.83598	0
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91878	9.44970	0
01/01/2019 to 12/31/2019	9.44970	12.28334	0
01/01/2020 to 12/31/2020	12.28334	14.38341	0
*Denotes the start date of these sub-accounts

PREMIER INVESTMENT VARIABLE ANNUITY C SERIES
Pruco Life Insurance Company of New Jersey
Prospectus
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.86%)
(contracts issued on or after 8/24/2015)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
American Funds Insurance Series® Asset Allocation Fund - Class 4
08/17/2020* to 12/31/2020	10.02829	10.86821	11,656
American Funds Insurance Series® Blue Chip Income and Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.00714	11.11021	0
American Funds Insurance Series® Bond Fund - Class 4
08/17/2020* to 12/31/2020	9.99929	10.11895	0
American Funds Insurance Series® Global Growth and Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03382	11.33756	0
American Funds Insurance Series® Global Small Capitalization Fund - Class 4
08/17/2020* to 12/31/2020	10.08597	12.43755	0
American Funds Insurance Series® Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.16254	12.22864	0
American Funds Insurance Series® Growth-Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03599	11.05185	0
American Funds Insurance Series® International Fund - Class 4
08/17/2020* to 12/31/2020	10.03022	11.97668	0
American Funds Insurance Series® New World Fund - Class 4
08/17/2020* to 12/31/2020	10.05705	11.91320	0
AST BlackRock Low Duration Bond Portfolio
08/24/2015 to 12/31/2015	9.99929	9.93040	249
01/01/2016 to 12/31/2016	9.93040	10.00599	5,022
01/01/2017 to 12/31/2017	10.00599	10.08905	3,340
01/01/2018 to 12/31/2018	10.08905	10.07612	14,149
01/01/2019 to 12/31/2019	10.07612	10.45101	10,457
01/01/2020 to 12/31/2020	10.45101	10.62650	11,880
AST BlackRock/Loomis Sayles Bond Portfolio
08/24/2015 to 12/31/2015	9.98359	9.81234	688
01/01/2016 to 12/31/2016	9.81234	10.13933	2,867
01/01/2017 to 12/31/2017	10.13933	10.49074	3,077
01/01/2018 to 12/31/2018	10.49074	10.33160	1,460
01/01/2019 to 12/31/2019	10.33160	11.18770	2,222
01/01/2020 to 12/31/2020	11.18770	11.90834	2,464
AST ClearBridge Dividend Growth Portfolio
08/24/2015 to 12/31/2015	9.63842	10.36052	6,051
01/01/2016 to 12/31/2016	10.36052	11.80128	6,503
01/01/2017 to 12/31/2017	11.80128	13.85320	6,571
01/01/2018 to 12/31/2018	13.85320	13.07908	6,487
01/01/2019 to 12/31/2019	13.07908	16.99022	6,403
01/01/2020 to 12/31/2020	16.99022	17.64029	6,286
AST Cohen & Steers Global Realty Portfolio
08/24/2015 to 12/31/2015	9.53124	10.04953	0
01/01/2016 to 12/31/2016	10.04953	10.05235	996
01/01/2017 to 12/31/2017	10.05235	11.05096	998
01/01/2018 to 12/31/2018	11.05096	10.43946	1,044
01/01/2019 to 12/31/2019	10.43946	12.95014	1,267
01/01/2020 to 12/31/2020	12.95014	12.46061	1,509

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
08/24/2015 to 12/31/2015	9.52262	10.50466	0
01/01/2016 to 12/31/2016	10.50466	10.91590	2,561
01/01/2017 to 12/31/2017	10.91590	11.49818	2,243
01/01/2018 to 12/31/2018	11.49818	10.85686	1,682
01/01/2019 to 12/31/2019	10.85686	14.12351	2,619
01/01/2020 to 12/31/2020	14.12351	13.60485	2,098
AST Emerging Markets Equity Portfolio
08/24/2015 to 12/31/2015	9.53983	9.59154	0
01/01/2016 to 12/31/2016	9.59154	10.68461	1,823
01/01/2017 to 12/31/2017	10.68461	13.38702	3,069
01/01/2018 to 12/31/2018	13.38702	11.40727	941
01/01/2019 to 12/31/2019	11.40727	12.81875	206
01/01/2020 to 12/31/2020	12.81875	13.22458	6,584
AST Global Bond Portfolio
08/24/2015 to 12/31/2015	10.00914	9.94910	0
01/01/2016 to 12/31/2016	9.94910	10.12670	1,988
01/01/2017 to 12/31/2017	10.12670	10.28126	2,088
01/01/2018 to 12/31/2018	10.28126	10.54658	2,208
01/01/2019 to 12/31/2019	10.54658	11.18636	2,829
01/01/2020 to 12/31/2020	11.18636	11.58872	10,624
AST Goldman Sachs Small-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.60532	9.83593	0
01/01/2016 to 12/31/2016	9.83593	12.12221	570
01/01/2017 to 12/31/2017	12.12221	13.48301	1,951
01/01/2018 to 12/31/2018	13.48301	11.48663	97
01/01/2019 to 12/31/2019	11.48663	13.96566	1,063
01/01/2020 to 12/31/2020	13.96566	14.18292	1,428
AST Government Money Market Portfolio
08/24/2015 to 12/31/2015	9.99929	9.96853	0
01/01/2016 to 12/31/2016	9.96853	9.88371	16,135
01/01/2017 to 12/31/2017	9.88371	9.83238	5,233
01/01/2018 to 12/31/2018	9.83238	9.87411	28,240
01/01/2019 to 12/31/2019	9.87411	9.95467	13,964
01/01/2020 to 12/31/2020	9.95467	9.89175	21,934
AST High Yield Portfolio
08/24/2015 to 12/31/2015	9.90462	9.57946	7,418
01/01/2016 to 12/31/2016	9.57946	10.95936	13,084
01/01/2017 to 12/31/2017	10.95936	11.67708	11,829
01/01/2018 to 12/31/2018	11.67708	11.34618	10,820
01/01/2019 to 12/31/2019	11.34618	12.96955	14,223
01/01/2020 to 12/31/2020	12.96955	13.19700	14,833
AST Hotchkis & Wiley Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.55983	9.70319	215
01/01/2016 to 12/31/2016	9.70319	11.53285	430
01/01/2017 to 12/31/2017	11.53285	13.62825	1,320
01/01/2018 to 12/31/2018	13.62825	11.59843	805
01/01/2019 to 12/31/2019	11.59843	14.89347	3,188
01/01/2020 to 12/31/2020	14.89347	14.80553	3,804
AST International Growth Portfolio
08/24/2015 to 12/31/2015	9.65186	10.36030	0
01/01/2016 to 12/31/2016	10.36030	9.88334	372
01/01/2017 to 12/31/2017	9.88334	13.26962	1,386
01/01/2018 to 12/31/2018	13.26962	11.40130	563
01/01/2019 to 12/31/2019	11.40130	14.93279	2,470
01/01/2020 to 12/31/2020	14.93279	19.44106	3,233

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
08/24/2015 to 12/31/2015	9.63232	9.86590	0
01/01/2016 to 12/31/2016	9.86590	9.83793	2,180
01/01/2017 to 12/31/2017	9.83793	11.97855	3,334
01/01/2018 to 12/31/2018	11.97855	9.95875	2,436
01/01/2019 to 12/31/2019	9.95875	11.84995	4,107
01/01/2020 to 12/31/2020	11.84995	11.67685	4,335
AST Jennison Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.58839	10.67760	1,832
01/01/2016 to 12/31/2016	10.67760	10.43078	2,212
01/01/2017 to 12/31/2017	10.43078	14.04651	3,960
01/01/2018 to 12/31/2018	14.04651	13.70078	2,142
01/01/2019 to 12/31/2019	13.70078	18.01131	3,232
01/01/2020 to 12/31/2020	18.01131	27.50566	3,097
AST Large-Cap Core Portfolio
08/24/2015 to 12/31/2015	9.61293	10.43704	0
01/01/2016 to 12/31/2016	10.43704	11.47070	0
01/01/2017 to 12/31/2017	11.47070	13.80718	0
01/01/2018 to 12/31/2018	13.80718	12.70891	0
01/01/2019 to 12/31/2019	12.70891	15.77336	0
01/01/2020 to 12/31/2020	15.77336	17.38090	131
AST Loomis Sayles Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.59589	10.73986	0
01/01/2016 to 12/31/2016	10.73986	11.24130	1,884
01/01/2017 to 12/31/2017	11.24130	14.82140	2,051
01/01/2018 to 12/31/2018	14.82140	14.29831	361
01/01/2019 to 12/31/2019	14.29831	18.65900	1,421
01/01/2020 to 12/31/2020	18.65900	24.34254	1,273
AST MFS Global Equity Portfolio
08/24/2015 to 12/31/2015	9.65469	10.02712	447
01/01/2016 to 12/31/2016	10.02712	10.64809	2,089
01/01/2017 to 12/31/2017	10.64809	13.07346	1,885
01/01/2018 to 12/31/2018	13.07346	11.72235	2,010
01/01/2019 to 12/31/2019	11.72235	15.10304	2,111
01/01/2020 to 12/31/2020	15.10304	17.09630	2,026
AST MFS Growth Portfolio
08/24/2015 to 12/31/2015	9.60783	10.52461	0
01/01/2016 to 12/31/2016	10.52461	10.63355	6,433
01/01/2017 to 12/31/2017	10.63355	13.77953	8,880
01/01/2018 to 12/31/2018	13.77953	13.95412	4,076
01/01/2019 to 12/31/2019	13.95412	19.06058	10,259
01/01/2020 to 12/31/2020	19.06058	24.65583	4,288
AST MFS Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.60687	10.18463	13,377
01/01/2016 to 12/31/2016	10.18463	11.45474	14,326
01/01/2017 to 12/31/2017	11.45474	13.32560	13,600
01/01/2018 to 12/31/2018	13.32560	11.86955	13,086
01/01/2019 to 12/31/2019	11.86955	15.22090	19,676
01/01/2020 to 12/31/2020	15.22090	15.67772	13,284
AST Mid-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.63443	9.83409	6,034
01/01/2016 to 12/31/2016	9.83409	9.91006	7,589
01/01/2017 to 12/31/2017	9.91006	12.48662	9,551
01/01/2018 to 12/31/2018	12.48662	11.84038	7,426
01/01/2019 to 12/31/2019	11.84038	15.27836	8,936
01/01/2020 to 12/31/2020	15.27836	20.42407	8,765

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.58746	9.68512	1,058
01/01/2016 to 12/31/2016	9.68512	11.35231	1,924
01/01/2017 to 12/31/2017	11.35231	12.80688	1,390
01/01/2018 to 12/31/2018	12.80688	10.60857	1,367
01/01/2019 to 12/31/2019	10.60857	12.72749	1,236
01/01/2020 to 12/31/2020	12.72749	12.39287	851
AST Prudential Core Bond Portfolio
08/24/2015 to 12/31/2015	10.00812	9.83668	2,317
01/01/2016 to 12/31/2016	9.83668	10.16252	10,291
01/01/2017 to 12/31/2017	10.16252	10.64673	8,505
01/01/2018 to 12/31/2018	10.64673	10.46890	16,636
01/01/2019 to 12/31/2019	10.46890	11.39131	17,323
01/01/2020 to 12/31/2020	11.39131	11.97649	19,401
AST Prudential Flexible Multi-Strategy Portfolio
08/24/2015 to 12/31/2015	9.82948	9.95940	3,609
01/01/2016 to 12/31/2016	9.95940	10.61061	6,011
01/01/2017 to 12/31/2017	10.61061	12.30380	5,410
01/01/2018 to 12/31/2018	12.30380	11.40013	21,450
01/01/2019 to 12/31/2019	11.40013	12.98293	25,713
01/01/2020 to 12/31/2020	12.98293	13.99720	26,614
AST QMA International Core Equity Portfolio
08/24/2015 to 12/31/2015	9.63690	9.94924	0
01/01/2016 to 12/31/2016	9.94924	9.92189	79
01/01/2017 to 12/31/2017	9.92189	12.25530	78
01/01/2018 to 12/31/2018	12.25530	10.27502	77
01/01/2019 to 12/31/2019	10.27502	11.90335	76
01/01/2020 to 12/31/2020	11.90335	12.57707	75
AST QMA US Equity Alpha Portfolio
08/24/2015 to 12/31/2015	9.61633	10.38394	0
01/01/2016 to 12/31/2016	10.38394	11.82308	7,108
01/01/2017 to 12/31/2017	11.82308	14.32971	9,710
01/01/2018 to 12/31/2018	14.32971	13.03857	6,180
01/01/2019 to 12/31/2019	13.03857	16.08905	7,242
01/01/2020 to 12/31/2020	16.08905	15.12339	7,906
AST Quantitative Modeling Portfolio
08/24/2015 to 12/31/2015	9.69395	10.11339	7,962
01/01/2016 to 12/31/2016	10.11339	10.66032	10,014
01/01/2017 to 12/31/2017	10.66032	12.49130	4,846
01/01/2018 to 12/31/2018	12.49130	11.57493	5,066
01/01/2019 to 12/31/2019	11.57493	13.90878	4,311
01/01/2020 to 12/31/2020	13.90878	15.38535	3,168
AST Small-Cap Growth Opportunities Portfolio
08/24/2015 to 12/31/2015	9.57562	9.66710	2,822
01/01/2016 to 12/31/2016	9.66710	10.32197	3,753
01/01/2017 to 12/31/2017	10.32197	13.06704	3,625
01/01/2018 to 12/31/2018	13.06704	11.54945	5,352
01/01/2019 to 12/31/2019	11.54945	15.62739	5,709
01/01/2020 to 12/31/2020	15.62739	20.94435	5,497
AST Small-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.61641	9.63214	0
01/01/2016 to 12/31/2016	9.63214	10.70280	960
01/01/2017 to 12/31/2017	10.70280	13.14862	3,340
01/01/2018 to 12/31/2018	13.14862	11.93962	84
01/01/2019 to 12/31/2019	11.93962	15.40231	655
01/01/2020 to 12/31/2020	15.40231	22.65887	3,380

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.60609	9.99297	1,395
01/01/2016 to 12/31/2016	9.99297	12.80031	5,906
01/01/2017 to 12/31/2017	12.80031	13.62288	4,152
01/01/2018 to 12/31/2018	13.62288	11.19914	893
01/01/2019 to 12/31/2019	11.19914	13.54317	639
01/01/2020 to 12/31/2020	13.54317	13.54245	632
AST T. Rowe Price Diversified Real Growth Portfolio
08/24/2015 to 12/31/2015	9.69773	10.06579	1,957
01/01/2016 to 12/31/2016	10.06579	10.71027	21,646
01/01/2017 to 12/31/2017	10.71027	12.60115	23,776
01/01/2018 to 12/31/2018	12.60115	11.60392	24,080
01/01/2019 to 12/31/2019	11.60392	14.04299	12,396
01/01/2020 to 12/31/2020	14.04299	16.07698	12,831
AST T. Rowe Price Large-Cap Growth Portfolio
08/24/2015 to 12/31/2015	9.59464	10.50087	16,457
01/01/2016 to 12/31/2016	10.50087	10.69163	17,270
01/01/2017 to 12/31/2017	10.69163	14.61551	21,303
01/01/2018 to 12/31/2018	14.61551	15.04939	18,084
01/01/2019 to 12/31/2019	15.04939	19.13191	20,196
01/01/2020 to 12/31/2020	19.13191	26.51764	19,496
AST T. Rowe Price Large-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.59012	9.98507	0
01/01/2016 to 12/31/2016	9.98507	10.50599	4,038
01/01/2017 to 12/31/2017	10.50599	12.13990	409
01/01/2018 to 12/31/2018	12.13990	10.86630	92
01/01/2019 to 12/31/2019	10.86630	13.57060	4,082
01/01/2020 to 12/31/2020	13.57060	13.73517	4,310
AST T. Rowe Price Natural Resources Portfolio
08/24/2015 to 12/31/2015	9.50186	9.58689	0
01/01/2016 to 12/31/2016	9.58689	11.84415	4,712
01/01/2017 to 12/31/2017	11.84415	12.95264	1,401
01/01/2018 to 12/31/2018	12.95264	10.70227	1,357
01/01/2019 to 12/31/2019	10.70227	12.39967	1,980
01/01/2020 to 12/31/2020	12.39967	12.01998	2,935
AST WEDGE Capital Mid-Cap Value Portfolio
08/24/2015 to 12/31/2015	9.57925	9.62571	0
01/01/2016 to 12/31/2016	9.62571	10.87863	4,723
01/01/2017 to 12/31/2017	10.87863	12.78380	0
01/01/2018 to 12/31/2018	12.78380	10.57894	1,128
01/01/2019 to 12/31/2019	10.57894	12.49598	1,118
01/01/2020 to 12/31/2020	12.49598	11.66852	1,109
AST Western Asset Core Plus Bond Portfolio
08/24/2015 to 12/31/2015	9.97318	9.94275	8,332
01/01/2016 to 12/31/2016	9.94275	10.36504	9,759
01/01/2017 to 12/31/2017	10.36504	10.92420	12,606
01/01/2018 to 12/31/2018	10.92420	10.58457	20,711
01/01/2019 to 12/31/2019	10.58457	11.78426	27,914
01/01/2020 to 12/31/2020	11.78426	12.63016	37,966
AST Western Asset Emerging Markets Debt Portfolio
08/24/2015 to 12/31/2015	9.89347	9.94768	0
01/01/2016 to 12/31/2016	9.94768	10.90817	199
01/01/2017 to 12/31/2017	10.90817	11.82047	215
01/01/2018 to 12/31/2018	11.82047	10.93700	229
01/01/2019 to 12/31/2019	10.93700	12.45309	229
01/01/2020 to 12/31/2020	12.45309	13.26535	1,535

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
BlackRock Advantage Large Cap Core V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.05545	11.21640	0
BlackRock Advantage Large Cap Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98784	11.25050	2,936
BlackRock Basic Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.97433	11.48520	0
BlackRock Capital Appreciation V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.08431	11.58610	0
BlackRock Equity Dividend V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98062	11.25447	0
BlackRock Global Allocation V.I. Fund - Class III
08/24/2015 to 12/31/2015	9.80420	9.95939	1,934
01/01/2016 to 12/31/2016	9.95939	10.24971	15,089
01/01/2017 to 12/31/2017	10.24971	11.55486	14,999
01/01/2018 to 12/31/2018	11.55486	10.58685	14,996
01/01/2019 to 12/31/2019	10.58685	12.35947	8,251
01/01/2020 to 12/31/2020	12.35947	14.79064	8,161
BlackRock Large Cap Focus Growth V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.10249	11.38788	0
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
08/17/2020* to 12/31/2020	10.02378	11.15625	0
Fidelity® Variable Insurance Products Contrafund(SM) Portfolio - Servi
08/17/2020* to 12/31/2020	10.07937	10.97489	0
Fidelity® Variable Insurance Products Growth Opportunities Portfolio -
08/17/2020* to 12/31/2020	10.10737	12.36053	0
Fidelity® Variable Insurance Products Health Care Portfolio - Service
08/17/2020* to 12/31/2020	10.11430	10.88606	0
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
08/24/2015 to 12/31/2015	9.78695	9.97837	0
01/01/2016 to 12/31/2016	9.97837	10.50627	967
01/01/2017 to 12/31/2017	10.50627	11.63564	3,929
01/01/2018 to 12/31/2018	11.63564	10.96815	3,732
01/01/2019 to 12/31/2019	10.96815	12.42524	2,768
01/01/2020 to 12/31/2020	12.42524	12.96061	2,745
MFS® International Growth Portfolio -Service Class
04/27/2020* to 12/31/2020	10.15697	13.44491	0
MFS® Investors Trust Series - Service Class
04/27/2020* to 12/31/2020	10.18194	12.99875	0
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
04/27/2020* to 12/31/2020	10.15921	13.51989	0
MFS® Mid Cap Growth Series - Service Class
04/27/2020* to 12/31/2020	10.22521	14.75455	0
MFS® New Discovery Series - Service Class
04/27/2020* to 12/31/2020	10.32580	16.69648	0
MFS® Research Series - Service Class
04/27/2020* to 12/31/2020	10.14198	12.95413	0
MFS® Technology Portfolio - Service Class
04/27/2020* to 12/31/2020	10.07982	14.58393	1,095
MFS® Total Return Bond Series - Service Class
04/27/2020* to 12/31/2020	9.97672	10.71304	277
MFS® Total Return Series - Service Class
04/27/2020* to 12/31/2020	10.12536	11.97530	0
MFS® Utilities Series - Service Class
04/27/2020* to 12/31/2020	10.17309	12.12822	67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90806	8.85563	0
01/01/2019 to 12/31/2019	8.85563	10.74770	0
01/01/2020 to 12/31/2020	10.74770	11.82657	0
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91875	9.44771	0
01/01/2019 to 12/31/2019	9.44771	12.27695	163
01/01/2020 to 12/31/2020	12.27695	14.37153	379
*Denotes the start date of these sub-accounts

APPENDIX B – SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU
Pruco Life Insurance Company of New Jersey offers two deferred variable annuity products in this prospectus. Both annuities, (B and C Series) have different features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the Annuity. Both of these Annuities may be available to you, depending on factors such as the broker-dealer through which your Annuity was sold. You can verify which of these Annuities is available to you by speaking to your Financial Professional or calling 1-888-PRU-2888.
Among the factors you should consider when choosing which annuity product and benefit may be most appropriate for your individual needs are the following:
•Your age;
•The amount of your initial Purchase Payment and any planned future Purchase Payments into the Annuity;
•How long you intend to hold the Annuity (also referred to as “investment time horizon”);
•Your desire to make withdrawals from the Annuity and the timing of those withdrawals;
•Your investment objectives;
•The guarantees that an optional benefit may provide; and
•Your desire to minimize costs and/or maximize return associated with the Annuity.
You can compare the costs of the B Series and C Series by examining the section in this prospectus entitled “Summary of Contract Fees and Charges”. There are trade-offs associated with the costs and benefits provided by both of the Series. The B Series has Contingent Deferred Sales Charge (CDSC) associated with it, while the C Series does not. The B Series provides a higher Surrender Value in long-term scenarios than the C Series. Because the C Series does not have a CDSC, it provides a higher Surrender Value in short-duration scenarios. In choosing which Series to purchase, you should consider the features and the associated costs that offer the greatest value to you including the different ongoing fees and charges you pay to stay in the Annuity.
The following chart outlines some of the different features for each Annuity sold through this prospectus. The availability of an optional benefit, such as the one noted in the chart, will increase the total cost of the Annuity. You should carefully consider which features you plan to use when selecting your Annuity, and the impact of such features in relation to your investment objectives and which share class may be most appropriate for you.
To demonstrate the impact of the various expense structures, the hypothetical examples on the following pages reflect the Account Value and Surrender Value of each Annuity over a variety of holding periods. These charts reflect the impact of different hypothetical rates of return and the comparable value of each of the Annuities (which reflects the charges associated with each Annuity) under the assumptions noted.
Pruco Comparison.
Below is a summary of the Prudential Premier® Investment Variable AnnuitySM B and C Series sold through this prospectus. Your registered Financial Professional can provide you with the summary prospectuses or statutory prospectuses for the underlying Portfolios and can guide you through “Selecting the Annuity That’s Right For You” and help you decide upon the Annuity that would be most advantageous for you given your individual needs. Please read the prospectus carefully before investing. The Company does not make recommendations or provide investment advice.
B-1

Annuity Comparison	B Series	C Series
Minimum Investment	$10,000	$10,000
Maximum Issue Age	85	85
Maximum Issue Age (Return of Purchase Payments Death Benefit)	79	79
Contingent Deferred Sales Charge Schedule (Based on date of each purchase payment) May vary by state
(For Applications signed on or after August 8, 2016, the 6th and 7th CDSC charge is removed for the B Series.)
	7 Years (7%, 7%, 6%, 6%, 5%, 4%, 3%, 0%)	None
Account Value Based Insurance Charge	0.55%	0.68%
Premium Based Insurance Charge (Annual Equivalent)	0.55%	0.67%
Optional Return of Purchase Payments Death Benefit (Total Annual Charge)
(For Annuities issued prior to August 24, 2015, the premium Based Charge is 0.15% and the Account Value Based Charge is 0.15% for both the B Series and the C Series.)
	0.17% Premium Based and 0.18% Account Value Based	0.17% Premium Based and 0.18% Account Value Based
Annuity Comparison	B Series	C Series
Annual Maintenance Fee	Lesser of: ▪ $50, or ▪ 2% of Account Value ▪ Waived for Purchase Payments equal to, or greater than $100,000	Lesser of: ▪ $50, or ▪ 2% of Account Value ▪ Waived for Purchase Payments equal to, or greater than $100,000
Variable Investment Options (For Annuities issued prior to August 24, 2015, not all options available if you elect the Return of Purchase Payments Death Benefit)	Advanced Series Trust BlackRock Variable Series Trust, Inc. JP Morgan Insurance Trust	Advanced Series Trust BlackRock Variable Series Trust, Inc. JP Morgan Insurance Trust
Basic Death Benefit	Account Value	Account Value
Optional Death Benefit (Return of Purchase Payments Death Benefit)	Greater of: ▪ Purchase Payments minus proportional withdrawals; and ▪ Account Value	Greater of: ▪ Purchase Payments minus proportional withdrawals; and ▪ Account Value
HYPOTHETICAL ILLUSTRATION
The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a full surrender. We assume the surrender is taken on the day immediately prior to the surrender charge change that precedes the Annuity Anniversary specified (or, two days before the Annuity Anniversary specified). The “Annuity Anniversary” is the anniversary of the Issue Date of the Annuity. The values shown below are based on the following assumptions: An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0% and 6% and 10%, respectively.
The examples further assume that no additional Purchase Payments or withdrawals are made from the Annuity. The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the applicable underlying Portfolios (which is 0.98% for both Series) as of December 31, 2020 and the charges deducted from the Annuity at the Separate Account level. The arithmetic average of all fund expenses is computed by adding Portfolio management fees, 12b-1 fees and other expenses of all the underlying Portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the “Summary of Contract Fees and Charges.” The Separate Account level charge refers to the Account Value Based Insurance Charge. The Premium Based and the Account Value Based Insurance Charges are included in the following examples.
The Account Value and Surrender Value are further reduced by the Annual Maintenance Fee, if applicable.
The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the Annuity Anniversary, as described above, therefore reflecting the CDSC applicable to that Annuity Year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the CDSC applicable to the next Annuity Year, which may be lower. The CDSC is calculated based on the date that the Purchase Payment was made and for purposes of these examples, we assume that a single Purchase Payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide your Financial Professional with a personalized illustration upon request).
B-2

0% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	-2.06%	All years	-2.57%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$98,077	$91,077	$97,681	$97,681
2	$96,183	$89,183	$95,400	$95,400
3	$94,315	$88,315	$93,157	$93,157
4	$92,475	$86,475	$90,951	$90,951
5	$90,662	$85,662	$88,781	$88,781
6	$88,875	$88,875	$86,648	$86,648
7	$87,114	$87,114	$84,549	$84,549
8	$85,379	$85,379	$82,485	$82,485
9	$83,669	$83,669	$80,456	$80,456
10	$81,984	$81,984	$78,460	$78,460
11	$80,324	$80,324	$76,497	$76,497
12	$78,687	$78,687	$74,566	$74,566
13	$77,075	$77,075	$72,667	$72,667
14	$75,486	$75,486	$70,800	$70,800
15	$73,920	$73,920	$68,964	$68,964
16	$72,376	$72,376	$67,158	$67,158
17	$70,856	$70,856	$65,381	$65,381
18	$69,357	$69,357	$63,635	$63,635
19	$67,880	$67,880	$61,917	$61,917
20	$66,425	$66,425	$60,227	$60,227
21	$64,991	$64,991	$58,566	$58,566
22	$63,578	$63,578	$56,931	$56,931
23	$62,185	$62,185	$55,324	$55,324
24	$60,813	$60,813	$53,744	$53,744
25	$59,460	$59,460	$52,189	$52,189
Assumptions:
a.$100,000 Initial Investment
b.Fund Expenses = 0.98%
c.No optional death benefits or living benefits elected
d.Annuity was issued on or after April 26, 2021
e.Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 0% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.
B-3

6% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	4.15%	All years	3.79%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$103,980	$96,980	$103,567	$103,567
2	$108,137	$101,137	$107,286	$107,286
3	$112,480	$106,480	$111,162	$111,162
4	$117,016	$111,016	$115,204	$115,204
5	$121,754	$116,754	$119,417	$119,417
6	$126,704	$126,704	$123,809	$123,809
7	$131,874	$131,874	$128,387	$128,387
8	$137,274	$137,274	$133,160	$133,160
9	$142,916	$142,916	$138,136	$138,136
10	$148,809	$148,809	$143,323	$143,323
11	$154,964	$154,964	$148,730	$148,730
12	$161,394	$161,394	$154,367	$154,367
13	$168,111	$168,111	$160,244	$160,244
14	$175,127	$175,127	$166,370	$166,370
15	$182,455	$182,455	$172,756	$172,756
16	$190,111	$190,111	$179,414	$179,414
17	$198,107	$198,107	$186,354	$186,354
18	$206,460	$206,460	$193,589	$193,589
19	$215,186	$215,186	$201,132	$201,132
20	$224,300	$224,300	$208,995	$208,995
21	$233,821	$233,821	$217,192	$217,192
22	$243,766	$243,766	$225,737	$225,737
23	$254,154	$254,154	$234,645	$234,645
24	$265,006	$265,006	$243,932	$243,932
25	$276,341	$276,341	$253,613	$253,613
Assumptions:
a.$100,000 Initial Investment
b.Fund Expenses = 0.98%
c.No optional death benefits or living benefits elected
d.Annuity was issued on or after April 26, 2021
e.Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 6% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

B-4

10% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	8.18%	All years	7.86%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$107,915	$100,915	$107,492	$107,492
2	$116,495	$109,495	$115,596	$115,596
3	$125,795	$119,795	$124,364	$124,364
4	$135,877	$129,877	$133,849	$133,849
5	$146,806	$141,806	$144,110	$144,110
6	$158,652	$158,652	$155,210	$155,210
7	$171,494	$171,494	$167,219	$167,219
8	$185,414	$185,414	$180,210	$180,210
9	$200,503	$200,503	$194,264	$194,264
10	$216,860	$216,860	$209,468	$209,468
11	$234,591	$234,591	$225,916	$225,916
12	$253,811	$253,811	$243,710	$243,710
13	$274,646	$274,646	$262,960	$262,960
14	$297,230	$297,230	$283,784	$283,784
15	$321,712	$321,712	$306,313	$306,313
16	$348,249	$348,249	$330,684	$330,684
17	$377,016	$377,016	$357,050	$357,050
18	$408,200	$408,200	$385,573	$385,573
19	$442,002	$442,002	$416,429	$416,429
20	$478,644	$478,644	$449,810	$449,810
21	$518,363	$518,363	$485,923	$485,923
22	$561,419	$561,419	$524,990	$524,990
23	$608,091	$608,091	$567,253	$567,253
24	$658,684	$658,684	$612,974	$612,974
25	$713,526	$713,526	$662,436	$662,436
Assumptions:
a.$100,000 Initial Investment
b.Fund Expenses = 0.98%
c.No optional death benefits or living benefits elected
d.Annuity was issued on or after April 26, 2021
e.Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 10% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

B-5

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE OF NEW JERSEY PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITY B SERIES AND C SERIESSM ANNUITY DESCRIBED IN PROSPECTUS (APRIL 30, 2021)

(print your name)

(address)

(city/state/zip code)
Please see the section of this prospectus
entitled “How To Contact Us” for
where to send your request for
a Statement of Additional Information

PPIVANYPROS

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

PPIVANYPROS

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2021

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier® Investment Variable AnnuitySM ("B Series") and the Prudential Premier® Investment Variable AnnuitySM ("C Series") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. Each Annuity is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of not less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a Prospectus and should be read in conjunction with the B Series and the C Series Prospectus dated April 30, 2021.
To obtain a copy of the Prospectus, without charge, you can write to the Prudential Annuities Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
The Prudential Premier® Investment AnnutiySM ("B Series") and Prudential Premier® Investment Variable AnnuitySM ("C Series") are service marks of The Prudential Insurance Company of America.

COMPANY
Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.
Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020 and the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates presented and for each of the periods indicated therein included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $52,509,751.30, $77,870,844.85, and $73,232,387.43 in 2020, 2019 and 2018, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuities have been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2020) received payment with respect to annuity business during 2020 (or as to which a payment amount was accrued during 2020). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2020, non-cash compensation received by firms and entities ranged from $37.46 to $3,298,342.95. During 2020, cash compensation received by firms ranged from $4.40 to $12,514,361.56.
CYBER SECURITY AND BUSINESS CONTINUITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life of New Jersey is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by
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our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Pruco Life of New Jersey is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life of New Jersey and our ability to conduct business and process transactions. Although Pruco Life of New Jersey has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life of New Jersey may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact Pruco Life of New Jersey and Contract owners could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate unit values with respect to the Contract and/or the net asset value (“NAV”) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to Pruco Life of New Jersey, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life of New Jersey may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life of New Jersey in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused Pruco Life of New Jersey and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although Pruco Life of New Jersey, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life of New Jersey cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
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DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit is computed as of the end of each Valuation Day. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for that Sub-account for the current Valuation Day. The net investment factor for any Valuation Day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding Valuation Day (ignoring, for this purpose, changes resulting from new Purchase Payments and withdrawals), and subtracting from the result the daily equivalent of the total annualized charge for the Annuity and any optional benefits (for which the charge is calculated as a percentage of Sub-account assets) for each day since the preceding Valuation Day. During the accumulation phase of your Annuity, the daily equivalent of the annualized charge is calculated using the formula 1 - (1 - c) 1/365, where c is the total annualized charge. However, for purposes of determining Unit Values for a Beneficiary participating in the Beneficiary Continuation Option, we employ a different method. Specifically, we calculate the daily equivalent of the annualized Settlement Service Charge using the formula (1 + c) x (1/365) - 1, where c is the 1.00% Settlement Service Charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.
As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. Here, we set out the remaining historical unit values. This information reflects Sub-Account names as of December 31, 2020. Please refer to the Investment Options section of the prospectus for information on name changes.

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PREMIER INVESTMENT VARIABLE ANNUITY B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: Basic Death Benefit Only (0.55%) (contracts issued before 9/16/2019)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
American Funds Insurance Series® Asset Allocation Fund - Class 4
08/17/2020* to 12/31/2020	10.02855	10.88113	4,978
American Funds Insurance Series® Blue Chip Income and Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.00739	11.12341	1,383
American Funds Insurance Series® Bond Fund - Class 4
08/17/2020* to 12/31/2020	9.99955	10.13103	11,007
American Funds Insurance Series® Global Growth and Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03408	11.35097	1,934
American Funds Insurance Series® Global Small Capitalization Fund - Class 4
08/17/2020* to 12/31/2020	10.08623	12.45226	260
American Funds Insurance Series® Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.16280	12.24311	60,458
American Funds Insurance Series® Growth-Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03625	11.06495	5,984
American Funds Insurance Series® International Fund - Class 4
08/17/2020* to 12/31/2020	10.03048	11.99085	0
American Funds Insurance Series® New World Fund - Class 4
08/17/2020* to 12/31/2020	10.05731	11.92727	5,153
AST BlackRock Low Duration Bond Portfolio
04/28/2014 to 12/31/2014	10.50535	10.43586	41,596
01/01/2015 to 12/31/2015	10.43586	10.42842	150,016
01/01/2016 to 12/31/2016	10.42842	10.54071	234,853
01/01/2017 to 12/31/2017	10.54071	10.66178	406,552
01/01/2018 to 12/31/2018	10.66178	10.68196	509,370
01/01/2019 to 12/31/2019	10.68196	11.11411	613,821
01/01/2020 to 12/31/2020	11.11411	11.33608	604,279
AST BlackRock/Loomis Sayles Bond Portfolio
04/28/2014 to 12/31/2014	11.58970	11.82336	44,766
01/01/2015 to 12/31/2015	11.82336	11.51040	211,899
01/01/2016 to 12/31/2016	11.51040	11.93115	313,978
01/01/2017 to 12/31/2017	11.93115	12.38316	523,019
01/01/2018 to 12/31/2018	12.38316	12.23353	601,368
01/01/2019 to 12/31/2019	12.23353	13.28859	692,481
01/01/2020 to 12/31/2020	13.28859	14.18882	702,004
AST ClearBridge Dividend Growth Portfolio
04/28/2014 to 12/31/2014	12.10106	13.30316	5,896
01/01/2015 to 12/31/2015	13.30316	12.75751	21,413
01/01/2016 to 12/31/2016	12.75751	14.57703	61,655
01/01/2017 to 12/31/2017	14.57703	17.16491	86,620
01/01/2018 to 12/31/2018	17.16491	16.25661	97,641
01/01/2019 to 12/31/2019	16.25661	21.18395	126,954
01/01/2020 to 12/31/2020	21.18395	22.06326	111,793
AST Cohen & Steers Global Realty Portfolio
04/28/2014 to 12/31/2014	15.16885	16.35228	5,530
01/01/2015 to 12/31/2015	16.35228	16.24773	18,788
01/01/2016 to 12/31/2016	16.24773	16.30301	27,535
01/01/2017 to 12/31/2017	16.30301	17.97850	33,838
01/01/2018 to 12/31/2018	17.97850	17.03720	34,497
01/01/2019 to 12/31/2019	17.03720	21.20061	34,325
01/01/2020 to 12/31/2020	21.20061	20.46296	41,568

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	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/28/2014 to 12/31/2014	16.74416	19.35793	7,853
01/01/2015 to 12/31/2015	19.35793	20.18398	70,215
01/01/2016 to 12/31/2016	20.18398	21.03941	147,947
01/01/2017 to 12/31/2017	21.03941	22.23067	215,977
01/01/2018 to 12/31/2018	22.23067	21.05669	256,672
01/01/2019 to 12/31/2019	21.05669	27.47774	268,933
01/01/2020 to 12/31/2020	27.47774	26.55162	248,027
AST Emerging Markets Equity Portfolio
04/28/2014 to 12/31/2014	11.06125	10.37674	12,867
01/01/2015 to 12/31/2015	10.37674	8.59365	25,979
01/01/2016 to 12/31/2016	8.59365	9.60287	41,502
01/01/2017 to 12/31/2017	9.60287	12.06911	48,931
01/01/2018 to 12/31/2018	12.06911	10.31649	47,904
01/01/2019 to 12/31/2019	10.31649	11.62924	55,451
01/01/2020 to 12/31/2020	11.62924	12.03488	204,292
AST Global Bond Portfolio
07/13/2015* to 12/31/2015	9.99955	10.10343	18,810
01/01/2016 to 12/31/2016	10.10343	10.31575	27,053
01/01/2017 to 12/31/2017	10.31575	10.50562	37,469
01/01/2018 to 12/31/2018	10.50562	10.81040	47,708
01/01/2019 to 12/31/2019	10.81040	11.50219	50,174
01/01/2020 to 12/31/2020	11.50219	11.95310	519,984
AST Goldman Sachs Small-Cap Value Portfolio
04/28/2014 to 12/31/2014	18.37854	19.82864	15,635
01/01/2015 to 12/31/2015	19.82864	18.63624	42,906
01/01/2016 to 12/31/2016	18.63624	23.03969	63,420
01/01/2017 to 12/31/2017	23.03969	25.70586	114,524
01/01/2018 to 12/31/2018	25.70586	21.96854	137,623
01/01/2019 to 12/31/2019	21.96854	26.79320	165,120
01/01/2020 to 12/31/2020	26.79320	27.29522	160,525
AST Government Money Market Portfolio
04/28/2014 to 12/31/2014	9.77942	9.74274	21,798
01/01/2015 to 12/31/2015	9.74274	9.68853	126,733
01/01/2016 to 12/31/2016	9.68853	9.63439	212,806
01/01/2017 to 12/31/2017	9.63439	9.61403	206,446
01/01/2018 to 12/31/2018	9.61403	9.68510	458,909
01/01/2019 to 12/31/2019	9.68510	9.79476	536,509
01/01/2020 to 12/31/2020	9.79476	9.76235	1,509,907
AST High Yield Portfolio
04/28/2014 to 12/31/2014	13.88713	13.75375	20,129
01/01/2015 to 12/31/2015	13.75375	13.19073	95,183
01/01/2016 to 12/31/2016	13.19073	15.13787	189,322
01/01/2017 to 12/31/2017	15.13787	16.17968	292,360
01/01/2018 to 12/31/2018	16.17968	15.77059	418,880
01/01/2019 to 12/31/2019	15.77059	18.08331	458,378
01/01/2020 to 12/31/2020	18.08331	18.45795	452,662
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	17.32745	18.72158	9,261
01/01/2015 to 12/31/2015	18.72158	17.15979	28,287
01/01/2016 to 12/31/2016	17.15979	20.45910	56,630
01/01/2017 to 12/31/2017	20.45910	24.25165	97,386
01/01/2018 to 12/31/2018	24.25165	20.70449	132,154
01/01/2019 to 12/31/2019	20.70449	26.66956	154,689
01/01/2020 to 12/31/2020	26.66956	26.59494	153,094

6

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
04/28/2014 to 12/31/2014	13.41843	13.13220	17,687
01/01/2015 to 12/31/2015	13.13220	13.47109	69,904
01/01/2016 to 12/31/2016	13.47109	12.89093	123,621
01/01/2017 to 12/31/2017	12.89093	17.36165	166,235
01/01/2018 to 12/31/2018	17.36165	14.96408	208,735
01/01/2019 to 12/31/2019	14.96408	19.66045	225,981
01/01/2020 to 12/31/2020	19.66045	25.67618	204,235
AST International Value Portfolio
04/28/2014 to 12/31/2014	12.96383	12.14911	20,311
01/01/2015 to 12/31/2015	12.14911	12.18112	53,025
01/01/2016 to 12/31/2016	12.18112	12.18450	118,648
01/01/2017 to 12/31/2017	12.18450	14.88196	165,772
01/01/2018 to 12/31/2018	14.88196	12.41164	204,497
01/01/2019 to 12/31/2019	12.41164	14.81483	227,110
01/01/2020 to 12/31/2020	14.81483	14.64413	218,472
AST Jennison Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	16.23232	18.48089	13,909
01/01/2015 to 12/31/2015	18.48089	20.33378	68,552
01/01/2016 to 12/31/2016	20.33378	19.92584	120,440
01/01/2017 to 12/31/2017	19.92584	26.91650	145,855
01/01/2018 to 12/31/2018	26.91650	26.33651	177,532
01/01/2019 to 12/31/2019	26.33651	34.73090	199,676
01/01/2020 to 12/31/2020	34.73090	53.20418	181,437
AST Large-Cap Core Portfolio
04/28/2014 to 12/31/2014	12.11273	13.48446	2,375
01/01/2015 to 12/31/2015	13.48446	13.61715	9,269
01/01/2016 to 12/31/2016	13.61715	15.01238	23,135
01/01/2017 to 12/31/2017	15.01238	18.12665	33,326
01/01/2018 to 12/31/2018	18.12665	16.73736	43,941
01/01/2019 to 12/31/2019	16.73736	20.83807	55,844
01/01/2020 to 12/31/2020	20.83807	23.03356	105,218
AST Loomis Sayles Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	16.70216	18.80146	10,070
01/01/2015 to 12/31/2015	18.80146	20.58128	37,236
01/01/2016 to 12/31/2016	20.58128	21.60939	60,291
01/01/2017 to 12/31/2017	21.60939	28.58020	79,412
01/01/2018 to 12/31/2018	28.58020	27.65833	75,626
01/01/2019 to 12/31/2019	27.65833	36.20646	84,669
01/01/2020 to 12/31/2020	36.20646	47.38239	76,086
AST MFS Global Equity Portfolio
04/28/2014 to 12/31/2014	16.53185	17.00090	26,235
01/01/2015 to 12/31/2015	17.00090	16.65978	90,224
01/01/2016 to 12/31/2016	16.65978	17.74651	139,416
01/01/2017 to 12/31/2017	17.74651	21.85649	190,446
01/01/2018 to 12/31/2018	21.85649	19.65946	213,979
01/01/2019 to 12/31/2019	19.65946	25.40824	223,260
01/01/2020 to 12/31/2020	25.40824	28.85143	210,655
AST MFS Growth Portfolio
04/28/2014 to 12/31/2014	16.63924	18.60599	7,534
01/01/2015 to 12/31/2015	18.60599	19.84126	32,277
01/01/2016 to 12/31/2016	19.84126	20.10933	47,635
01/01/2017 to 12/31/2017	20.10933	26.13996	55,447
01/01/2018 to 12/31/2018	26.13996	26.55456	62,003
01/01/2019 to 12/31/2019	26.55456	36.38537	78,434
01/01/2020 to 12/31/2020	36.38537	47.21338	80,054

7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	13.75086	15.01238	6,598
01/01/2015 to 12/31/2015	15.01238	14.82181	53,996
01/01/2016 to 12/31/2016	14.82181	16.72215	128,341
01/01/2017 to 12/31/2017	16.72215	19.51393	155,016
01/01/2018 to 12/31/2018	19.51393	17.43636	183,636
01/01/2019 to 12/31/2019	17.43636	22.42933	205,218
01/01/2020 to 12/31/2020	22.42933	23.17484	192,592
AST Mid-Cap Growth Portfolio
04/28/2014 to 12/31/2014	17.01801	19.32676	19,929
01/01/2015 to 12/31/2015	19.32676	18.12783	87,620
01/01/2016 to 12/31/2016	18.12783	18.32469	141,592
01/01/2017 to 12/31/2017	18.32469	23.16092	170,646
01/01/2018 to 12/31/2018	23.16092	22.03138	205,044
01/01/2019 to 12/31/2019	22.03138	28.51725	224,048
01/01/2020 to 12/31/2020	28.51725	38.24067	203,054
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/28/2014 to 12/31/2014	18.63984	20.60058	6,097
01/01/2015 to 12/31/2015	20.60058	19.33247	52,785
01/01/2016 to 12/31/2016	19.33247	22.73104	92,262
01/01/2017 to 12/31/2017	22.73104	25.72322	143,949
01/01/2018 to 12/31/2018	25.72322	21.37476	173,762
01/01/2019 to 12/31/2019	21.37476	25.72441	186,937
01/01/2020 to 12/31/2020	25.72441	25.12637	190,285
AST Prudential Core Bond Portfolio
04/28/2014 to 12/31/2014	10.70932	11.01361	20,353
01/01/2015 to 12/31/2015	11.01361	10.92367	247,995
01/01/2016 to 12/31/2016	10.92367	11.32083	350,163
01/01/2017 to 12/31/2017	11.32083	11.89704	550,177
01/01/2018 to 12/31/2018	11.89704	11.73504	660,593
01/01/2019 to 12/31/2019	11.73504	12.80881	768,070
01/01/2020 to 12/31/2020	12.80881	13.50900	799,861
AST Prudential Flexible Multi-Strategy Portfolio
04/28/2014 to 12/31/2014	9.99955	10.55012	56,362
01/01/2015 to 12/31/2015	10.55012	10.49212	349,248
01/01/2016 to 12/31/2016	10.49212	11.21314	519,022
01/01/2017 to 12/31/2017	11.21314	13.04299	630,166
01/01/2018 to 12/31/2018	13.04299	12.12294	758,092
01/01/2019 to 12/31/2019	12.12294	13.84929	770,504
01/01/2020 to 12/31/2020	13.84929	14.97795	932,817
AST QMA International Core Equity Portfolio
07/13/2015* to 12/31/2015	10.07281	9.30695	6,093
01/01/2016 to 12/31/2016	9.30695	9.31038	12,018
01/01/2017 to 12/31/2017	9.31038	11.53576	40,568
01/01/2018 to 12/31/2018	11.53576	9.70217	49,367
01/01/2019 to 12/31/2019	9.70217	11.27476	48,052
01/01/2020 to 12/31/2020	11.27476	11.95029	45,953
AST QMA US Equity Alpha Portfolio
04/28/2014 to 12/31/2014	18.36932	20.56057	3,299
01/01/2015 to 12/31/2015	20.56057	21.07713	42,504
01/01/2016 to 12/31/2016	21.07713	24.07306	120,511
01/01/2017 to 12/31/2017	24.07306	29.26771	199,285
01/01/2018 to 12/31/2018	29.26771	26.71444	220,307
01/01/2019 to 12/31/2019	26.71444	33.06724	217,551
01/01/2020 to 12/31/2020	33.06724	31.17980	204,714

8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
04/28/2014 to 12/31/2014	12.31025	13.00950	34,674
01/01/2015 to 12/31/2015	13.00950	12.95739	677,024
01/01/2016 to 12/31/2016	12.95739	13.70085	1,010,521
01/01/2017 to 12/31/2017	13.70085	16.10404	1,592,948
01/01/2018 to 12/31/2018	16.10404	14.96970	2,246,729
01/01/2019 to 12/31/2019	14.96970	18.04423	2,284,433
01/01/2020 to 12/31/2020	18.04423	20.02220	2,165,842
AST Small-Cap Growth Opportunities Portfolio
07/13/2015* to 12/31/2015	21.02632	18.69070	6,038
01/01/2016 to 12/31/2016	18.69070	20.01901	14,028
01/01/2017 to 12/31/2017	20.01901	25.42190	23,284
01/01/2018 to 12/31/2018	25.42190	22.54012	34,144
01/01/2019 to 12/31/2019	22.54012	30.59409	40,200
01/01/2020 to 12/31/2020	30.59409	41.13110	34,972
AST Small-Cap Growth Portfolio
04/28/2014 to 12/31/2014	17.55685	19.46218	8,674
01/01/2015 to 12/31/2015	19.46218	19.50725	38,952
01/01/2016 to 12/31/2016	19.50725	21.74280	59,960
01/01/2017 to 12/31/2017	21.74280	26.79479	87,070
01/01/2018 to 12/31/2018	26.79479	24.40751	113,925
01/01/2019 to 12/31/2019	24.40751	31.58447	120,328
01/01/2020 to 12/31/2020	31.58447	46.61012	109,882
AST Small-Cap Value Portfolio
04/28/2014 to 12/31/2014	17.20779	18.23369	7,726
01/01/2015 to 12/31/2015	18.23369	17.35193	29,386
01/01/2016 to 12/31/2016	17.35193	22.29602	44,994
01/01/2017 to 12/31/2017	22.29602	23.80270	62,810
01/01/2018 to 12/31/2018	23.80270	19.62938	74,692
01/01/2019 to 12/31/2019	19.62938	23.81212	71,075
01/01/2020 to 12/31/2020	23.81212	23.88548	75,101
AST T. Rowe Price Diversified Real Growth Portfolio
04/28/2014 to 12/31/2014	9.99955	10.36085	94,157
01/01/2015 to 12/31/2015	10.36085	10.28399	229,213
01/01/2016 to 12/31/2016	10.28399	10.97637	289,901
01/01/2017 to 12/31/2017	10.97637	12.95447	282,840
01/01/2018 to 12/31/2018	12.95447	11.96680	298,624
01/01/2019 to 12/31/2019	11.96680	14.52735	407,549
01/01/2020 to 12/31/2020	14.52735	16.68353	572,094
AST T. Rowe Price Large-Cap Growth Portfolio
04/28/2014 to 12/31/2014	17.52164	19.87769	28,309
01/01/2015 to 12/31/2015	19.87769	21.66279	108,492
01/01/2016 to 12/31/2016	21.66279	22.12505	197,035
01/01/2017 to 12/31/2017	22.12505	30.33956	292,406
01/01/2018 to 12/31/2018	30.33956	31.33848	350,795
01/01/2019 to 12/31/2019	31.33848	39.96439	408,582
01/01/2020 to 12/31/2020	39.96439	55.56527	382,249
AST T. Rowe Price Large-Cap Value Portfolio
04/28/2014 to 12/31/2014	16.41115	16.28751	3,593
01/01/2015 to 12/31/2015	16.28751	15.21579	8,172
01/01/2016 to 12/31/2016	15.21579	16.05960	10,980
01/01/2017 to 12/31/2017	16.05960	18.61506	26,606
01/01/2018 to 12/31/2018	18.61506	16.71473	49,030
01/01/2019 to 12/31/2019	16.71473	20.93966	287,893
01/01/2020 to 12/31/2020	20.93966	21.25986	284,707

9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/28/2014 to 12/31/2014	12.33990	10.58621	16,715
01/01/2015 to 12/31/2015	10.58621	8.50107	75,348
01/01/2016 to 12/31/2016	8.50107	10.53532	135,853
01/01/2017 to 12/31/2017	10.53532	11.55722	191,263
01/01/2018 to 12/31/2018	11.55722	9.57932	210,295
01/01/2019 to 12/31/2019	9.57932	11.13339	219,614
01/01/2020 to 12/31/2020	11.13339	10.82627	229,094
AST WEDGE Capital Mid-Cap Value Portfolio
04/28/2014 to 12/31/2014	17.56567	19.80782	8,528
01/01/2015 to 12/31/2015	19.80782	18.39726	21,445
01/01/2016 to 12/31/2016	18.39726	20.85670	23,410
01/01/2017 to 12/31/2017	20.85670	24.58567	24,850
01/01/2018 to 12/31/2018	24.58567	20.40937	28,768
01/01/2019 to 12/31/2019	20.40937	24.18302	28,553
01/01/2020 to 12/31/2020	24.18302	22.65230	29,589
AST Western Asset Core Plus Bond Portfolio
04/28/2014 to 12/31/2014	12.05496	12.42713	9,234
01/01/2015 to 12/31/2015	12.42713	12.51159	186,549
01/01/2016 to 12/31/2016	12.51159	13.08358	271,168
01/01/2017 to 12/31/2017	13.08358	13.83244	376,227
01/01/2018 to 12/31/2018	13.83244	13.44464	1,058,380
01/01/2019 to 12/31/2019	13.44464	15.01534	1,069,412
01/01/2020 to 12/31/2020	15.01534	16.14363	1,020,398
AST Western Asset Emerging Markets Debt Portfolio
04/28/2014 to 12/31/2014	9.88716	9.60349	8,397
01/01/2015 to 12/31/2015	9.60349	9.25627	21,061
01/01/2016 to 12/31/2016	9.25627	10.18172	30,053
01/01/2017 to 12/31/2017	10.18172	11.06765	48,463
01/01/2018 to 12/31/2018	11.06765	10.27268	50,143
01/01/2019 to 12/31/2019	10.27268	11.73326	68,479
01/01/2020 to 12/31/2020	11.73326	12.53763	68,136
BlackRock Advantage Large Cap Core V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.05571	11.22967	2,345
BlackRock Advantage Large Cap Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98809	11.26385	0
BlackRock Basic Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.97459	11.49870	0
BlackRock Capital Appreciation V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.08456	11.59978	4,508
BlackRock Equity Dividend V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98087	11.26779	1,575
BlackRock Global Allocation V.I. Fund - Class III
08/24/2015* to 12/31/2015	9.80446	9.97066	88,448
01/01/2016 to 12/31/2016	9.97066	10.29328	216,559
01/01/2017 to 12/31/2017	10.29328	11.64010	227,938
01/01/2018 to 12/31/2018	11.64010	10.69841	300,339
01/01/2019 to 12/31/2019	10.69841	12.52864	290,418
01/01/2020 to 12/31/2020	12.52864	15.03992	296,606
BlackRock Large Cap Focus Growth V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.10275	11.40137	4,521
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
08/17/2020* to 12/31/2020	10.02403	11.16951	5,359
Fidelity® Variable Insurance Products Contrafund(SM) Portfolio - Servi
08/17/2020* to 12/31/2020	10.07962	10.98785	59,765

10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® Variable Insurance Products Growth Opportunities Portfolio -
08/17/2020* to 12/31/2020	10.10763	12.37513	15,860
Fidelity® Variable Insurance Products Health Care Portfolio - Service
08/17/2020* to 12/31/2020	10.11455	10.89901	40,263
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
08/24/2015* to 12/31/2015	9.78721	9.98970	32,187
01/01/2016 to 12/31/2016	9.98970	10.55093	63,106
01/01/2017 to 12/31/2017	10.55093	11.72155	71,342
01/01/2018 to 12/31/2018	11.72155	11.08377	103,405
01/01/2019 to 12/31/2019	11.08377	12.59550	108,557
01/01/2020 to 12/31/2020	12.59550	13.17943	103,378
MFS® International Growth Portfolio -Service Class
04/27/2020* to 12/31/2020	10.15722	13.47368	6,050
MFS® Investors Trust Series - Service Class
04/27/2020* to 12/31/2020	10.18220	13.02649	0
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
04/27/2020* to 12/31/2020	10.15947	13.54876	0
MFS® Mid Cap Growth Series - Service Class
04/27/2020* to 12/31/2020	10.22547	14.78621	1,564
MFS® New Discovery Series - Service Class
04/27/2020* to 12/31/2020	10.32605	16.73199	0
MFS® Research Series - Service Class
04/27/2020* to 12/31/2020	10.14224	12.98181	0
MFS® Technology Portfolio - Service Class
04/27/2020* to 12/31/2020	10.08007	14.61514	7,657
MFS® Total Return Bond Series - Service Class
04/27/2020* to 12/31/2020	9.97697	10.73597	42,767
MFS® Total Return Series - Service Class
04/27/2020* to 12/31/2020	10.12562	12.00089	5,800
MFS® Utilities Series - Service Class
04/27/2020* to 12/31/2020	10.17334	12.15423	15,993
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90832	8.87437	39,309
01/01/2019 to 12/31/2019	8.87437	10.80414	126,094
01/01/2020 to 12/31/2020	10.80414	11.92584	128,934
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91901	9.46776	149,236
01/01/2019 to 12/31/2019	9.46776	12.34150	342,821
01/01/2020 to 12/31/2020	12.34150	14.49229	390,308
*Denotes the start date of these sub-accounts

11

PREMIER INVESTMENT VARIABLE ANNUITY B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.66%) (contracts issued on or after 9/16/2019)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
American Funds Insurance Series® Asset Allocation Fund - Class 4
08/17/2020* to 12/31/2020	10.02845	10.87654	23,391
American Funds Insurance Series® Blue Chip Income and Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.00730	11.11875	5,545
American Funds Insurance Series® Bond Fund - Class 4
08/17/2020* to 12/31/2020	9.99946	10.12673	4,394
American Funds Insurance Series® Global Growth and Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03399	11.34620	0
American Funds Insurance Series® Global Small Capitalization Fund - Class 4
08/17/2020* to 12/31/2020	10.08614	12.44706	2,963
American Funds Insurance Series® Growth Fund - Class 4
08/17/2020* to 12/31/2020	10.16271	12.23797	28,740
American Funds Insurance Series® Growth-Income Fund - Class 4
08/17/2020* to 12/31/2020	10.03615	11.06030	5,903
American Funds Insurance Series® International Fund - Class 4
08/17/2020* to 12/31/2020	10.03039	11.98584	3,003
American Funds Insurance Series® New World Fund - Class 4
08/17/2020* to 12/31/2020	10.05722	11.92224	3,119
AST BlackRock Low Duration Bond Portfolio
09/16/2019 to 12/31/2019	10.00838	10.07822	7,956
01/01/2020 to 12/31/2020	10.07822	10.26842	28,720
AST BlackRock/Loomis Sayles Bond Portfolio
09/16/2019 to 12/31/2019	10.03375	10.13089	33,706
01/01/2020 to 12/31/2020	10.13089	10.80535	158,833
AST ClearBridge Dividend Growth Portfolio
09/16/2019 to 12/31/2019	9.93714	10.52566	6,624
01/01/2020 to 12/31/2020	10.52566	10.95037	36,888
AST Cohen & Steers Global Realty Portfolio
09/16/2019 to 12/31/2019	10.02737	10.40512	2,612
01/01/2020 to 12/31/2020	10.40512	10.03209	17,391
AST Cohen & Steers Realty Portfolio
09/16/2019 to 12/31/2019	10.10569	10.22055	3,960
01/01/2020 to 12/31/2020	10.22055	9.86518	27,499
AST Emerging Markets Equity Portfolio
09/16/2019 to 12/31/2019	10.01024	10.60470	519
01/01/2020 to 12/31/2020	10.60470	10.96254	12,989
AST Global Bond Portfolio
09/16/2019 to 12/31/2019	10.04179	9.96337	1,497
01/01/2020 to 12/31/2020	9.96337	10.34243	72,060
AST Goldman Sachs Small-Cap Value Portfolio
09/16/2019 to 12/31/2019	10.04973	10.46527	2,194
01/01/2020 to 12/31/2020	10.46527	10.64948	12,278
AST Government Money Market Portfolio
09/16/2019 to 12/31/2019	9.99989	10.01774	0
01/01/2020 to 12/31/2020	10.01774	9.97403	143,209
AST High Yield Portfolio
09/16/2019 to 12/31/2019	10.01749	10.24123	11,104
01/01/2020 to 12/31/2020	10.24123	10.44184	83,068
AST Hotchkis & Wiley Large-Cap Value Portfolio
09/16/2019 to 12/31/2019	10.05442	10.67403	6,467
01/01/2020 to 12/31/2020	10.67403	10.63235	34,556

12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
09/16/2019 to 12/31/2019	9.87725	10.88708	3,220
01/01/2020 to 12/31/2020	10.88708	14.20256	17,208
AST International Value Portfolio
09/16/2019 to 12/31/2019	9.92946	10.70885	5,829
01/01/2020 to 12/31/2020	10.70885	10.57367	11,634
AST Jennison Large-Cap Growth Portfolio
09/16/2019 to 12/31/2019	9.95864	11.00136	38,987
01/01/2020 to 12/31/2020	11.00136	16.83445	58,299
AST Large-Cap Core Portfolio
09/16/2019 to 12/31/2019	9.97950	10.76715	40
01/01/2020 to 12/31/2020	10.76715	11.88836	22,916
AST Loomis Sayles Large-Cap Growth Portfolio
09/16/2019 to 12/31/2019	9.94208	10.75834	3,995
01/01/2020 to 12/31/2020	10.75834	14.06375	37,507
AST MFS Global Equity Portfolio
09/16/2019 to 12/31/2019	9.89442	10.53497	3,332
01/01/2020 to 12/31/2020	10.53497	11.94941	14,171
AST MFS Growth Portfolio
09/16/2019 to 12/31/2019	9.96085	10.71559	4,399
01/01/2020 to 12/31/2020	10.71559	13.88913	27,097
AST MFS Large-Cap Value Portfolio
09/16/2019 to 12/31/2019	9.96764	10.59721	31,397
01/01/2020 to 12/31/2020	10.59721	10.93725	53,100
AST Mid-Cap Growth Portfolio
09/16/2019 to 12/31/2019	10.02605	10.38726	11,185
01/01/2020 to 12/31/2020	10.38726	13.91363	57,135
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
09/16/2019 to 12/31/2019	9.99353	10.44480	4,302
01/01/2020 to 12/31/2020	10.44480	10.19069	16,030
AST Prudential Core Bond Portfolio
09/16/2019 to 12/31/2019	10.02980	10.13926	22,182
01/01/2020 to 12/31/2020	10.13926	10.68165	117,323
AST Prudential Flexible Multi-Strategy Portfolio
09/16/2019 to 12/31/2019	9.98475	10.48665	41,731
01/01/2020 to 12/31/2020	10.48665	11.32877	90,781
AST QMA International Core Equity Portfolio
09/16/2019 to 12/31/2019	9.90694	10.59294	0
01/01/2020 to 12/31/2020	10.59294	11.21512	2,566
AST QMA US Equity Alpha Portfolio
09/16/2019 to 12/31/2019	9.97463	10.80704	1,501
01/01/2020 to 12/31/2020	10.80704	10.17892	5,354
AST Quantitative Modeling Portfolio
09/16/2019 to 12/31/2019	9.97711	10.54896	51,456
01/01/2020 to 12/31/2020	10.54896	11.69238	200,845
AST Small-Cap Growth Opportunities Portfolio
09/16/2019 to 12/31/2019	10.02662	10.90198	474
01/01/2020 to 12/31/2020	10.90198	14.64053	6,302
AST Small-Cap Growth Portfolio
09/16/2019 to 12/31/2019	10.02103	10.38345	3,522
01/01/2020 to 12/31/2020	10.38345	15.30615	37,315
AST Small-Cap Value Portfolio
09/16/2019 to 12/31/2019	10.02880	10.60634	2,034
01/01/2020 to 12/31/2020	10.60634	10.62720	4,320

13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Diversified Real Growth Portfolio
09/16/2019 to 12/31/2019	9.99242	10.52810	7,948
01/01/2020 to 12/31/2020	10.52810	12.07727	47,820
AST T. Rowe Price Large-Cap Growth Portfolio
09/16/2019 to 12/31/2019	9.97146	10.74392	29,809
01/01/2020 to 12/31/2020	10.74392	14.92147	187,954
AST T. Rowe Price Large-Cap Value Portfolio
09/16/2019 to 12/31/2019	9.98096	10.59556	17,744
01/01/2020 to 12/31/2020	10.59556	10.74566	93,753
AST T. Rowe Price Natural Resources Portfolio
09/16/2019 to 12/31/2019	10.17938	10.64184	3,147
01/01/2020 to 12/31/2020	10.64184	10.33685	4,434
AST WEDGE Capital Mid-Cap Value Portfolio
09/16/2019 to 12/31/2019	10.05137	10.21942	1,271
01/01/2020 to 12/31/2020	10.21942	9.56197	3,283
AST Western Asset Core Plus Bond Portfolio
09/16/2019 to 12/31/2019	10.04344	10.28757	7,554
01/01/2020 to 12/31/2020	10.28757	11.04841	31,546
AST Western Asset Emerging Markets Debt Portfolio
09/16/2019 to 12/31/2019	9.98261	10.27453	0
01/01/2020 to 12/31/2020	10.27453	10.96690	4,162
BlackRock Advantage Large Cap Core V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.05562	11.22494	3,175
BlackRock Advantage Large Cap Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98800	11.25916	0
BlackRock Basic Value V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.97450	11.49391	0
BlackRock Capital Appreciation V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.08447	11.59490	357
BlackRock Equity Dividend V.I. Fund - Class III
08/17/2020* to 12/31/2020	9.98078	11.26303	2,860
BlackRock Global Allocation V.I. Fund - Class III
09/16/2019 to 12/31/2019	9.97848	10.51797	1,223
01/01/2020 to 12/31/2020	10.51797	12.61224	7,549
BlackRock Large Cap Focus Growth V.I. Fund - Class III
08/17/2020* to 12/31/2020	10.10266	11.39661	628
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
08/17/2020* to 12/31/2020	10.02394	11.16480	75,034
Fidelity® Variable Insurance Products Contrafund(SM) Portfolio - Servi
08/17/2020* to 12/31/2020	10.07953	10.98330	64,419
Fidelity® Variable Insurance Products Growth Opportunities Portfolio -
08/17/2020* to 12/31/2020	10.10754	12.37003	6,575
Fidelity® Variable Insurance Products Health Care Portfolio - Service
08/17/2020* to 12/31/2020	10.11446	10.89439	44,930
JP Morgan Insurance Trust Income Builder Portfolio - Class 2
09/16/2019 to 12/31/2019	10.00872	10.28550	0
01/01/2020 to 12/31/2020	10.28550	10.75037	7,970
MFS® International Growth Portfolio -Service Class
04/27/2020* to 12/31/2020	10.15713	13.46345	0
MFS® Investors Trust Series - Service Class
04/27/2020* to 12/31/2020	10.18211	13.01665	0
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
04/27/2020* to 12/31/2020	10.15938	13.53850	619
MFS® Mid Cap Growth Series - Service Class
04/27/2020* to 12/31/2020	10.22538	14.77497	11,597

14

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® New Discovery Series - Service Class
04/27/2020* to 12/31/2020	10.32596	16.71941	2,170
MFS® Research Series - Service Class
04/27/2020* to 12/31/2020	10.14215	12.97192	2,959
MFS® Technology Portfolio - Service Class
04/27/2020* to 12/31/2020	10.07998	14.60408	25,165
MFS® Total Return Bond Series - Service Class
04/27/2020* to 12/31/2020	9.97688	10.72785	13,219
MFS® Total Return Series - Service Class
04/27/2020* to 12/31/2020	10.12553	11.99181	2,972
MFS® Utilities Series - Service Class
04/27/2020* to 12/31/2020	10.17325	12.14496	7,029
PSF Small Capitalization Stock Portfolio
09/16/2019 to 12/31/2019	10.03365	10.48979	25,621
01/01/2020 to 12/31/2020	10.48979	11.56601	53,959
PSF Stock Index Portfolio
09/16/2019 to 12/31/2019	9.96893	10.77094	51,378
01/01/2020 to 12/31/2020	10.77094	12.63409	202,546
*Denotes the start date of these sub-accounts

15

PREMIER INVESTMENT VARIABLE ANNUITY B SERIES
Pruco Life Insurance Company of New Jersey
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Return of Purchase Payments Death Benefit (0.70%) (contracts issued before 8/24/2015)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
04/28/2014 to 12/31/2014	9.99942	9.95220	0
01/01/2015 to 12/31/2015	9.95220	9.88283	0
01/01/2016 to 12/31/2016	9.88283	9.81349	0
01/01/2017 to 12/31/2017	9.81349	9.77806	0
01/01/2018 to 12/31/2018	9.77806	9.83544	0
01/01/2019 to 12/31/2019	9.83544	9.93171	0
01/01/2020 to 12/31/2020	9.93171	9.88426	99,293
AST Prudential Flexible Multi-Strategy Portfolio
04/28/2014 to 12/31/2014	9.99942	10.53920	43,193
01/01/2015 to 12/31/2015	10.53920	10.46540	70,213
01/01/2016 to 12/31/2016	10.46540	11.16764	62,957
01/01/2017 to 12/31/2017	11.16764	12.97050	56,820
01/01/2018 to 12/31/2018	12.97050	12.03727	57,838
01/01/2019 to 12/31/2019	12.03727	13.73060	60,102
01/01/2020 to 12/31/2020	13.73060	14.82717	56,879
AST Quantitative Modeling Portfolio
04/28/2014 to 12/31/2014	9.99942	10.55662	149,181
01/01/2015 to 12/31/2015	10.55662	10.49850	227,951
01/01/2016 to 12/31/2016	10.49850	11.08423	214,966
01/01/2017 to 12/31/2017	11.08423	13.00888	211,540
01/01/2018 to 12/31/2018	13.00888	12.07412	217,654
01/01/2019 to 12/31/2019	12.07412	14.53194	212,758
01/01/2020 to 12/31/2020	14.53194	16.10056	211,656
AST T. Rowe Price Diversified Real Growth Portfolio
04/28/2014 to 12/31/2014	9.99942	10.35011	46,036
01/01/2015 to 12/31/2015	10.35011	10.25784	88,508
01/01/2016 to 12/31/2016	10.25784	10.93205	55,099
01/01/2017 to 12/31/2017	10.93205	12.88275	51,687
01/01/2018 to 12/31/2018	12.88275	11.88244	47,132
01/01/2019 to 12/31/2019	11.88244	14.40317	43,109
01/01/2020 to 12/31/2020	14.40317	16.51594	59,227
PSF Small Capitalization Stock Portfolio
04/30/2018* to 12/31/2018	9.90819	8.86528	1,716
01/01/2019 to 12/31/2019	8.86528	10.77666	2,043
01/01/2020 to 12/31/2020	10.77666	11.87764	4,209
PSF Stock Index Portfolio
04/30/2018* to 12/31/2018	9.91889	9.45813	10,317
01/01/2019 to 12/31/2019	9.45813	12.31035	10,612
01/01/2020 to 12/31/2020	12.31035	14.43380	12,764
*Denotes the start date of these sub-accounts

16

FINANCIAL INFORMATION

A-1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334
Net Assets	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334

NET ASSETS, representing:
Accumulation units	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334
	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334

Units outstanding	4,551,027	3,863,280	3,289,972	4,160,350	1,982,638

Portfolio shares held	539,093	772,258	230,189	450,406	1,733,387
Portfolio net asset value per share	$10.00	$15.78	$81.50	$37.28	$6.18
Investment in portfolio shares, at cost	$5,390,928	$8,799,243	$6,410,476	$8,972,095	$9,112,643

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$16,389	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	76,004	171,414	235,131	232,057	154,225
NET INVESTMENT INCOME (LOSS)	(59,615)	(171,414)	(235,131)	(232,057)	(154,225)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	442,434	1,717,465	1,110,691	152,661
Net change in unrealized appreciation (depreciation) on investments	—	554,611	2,584,356	(867,162)	530,702
NET GAIN (LOSS) ON INVESTMENTS	—	997,045	4,301,821	243,529	683,363

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(59,615)	$825,631	$4,066,690	$11,472	$529,138
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
ASSETS
Investment in the portfolios, at fair value	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275
Net Assets	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275

NET ASSETS, representing:
Accumulation units	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275
	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275

Units outstanding	5,580,935	1,055,977	3,508,456	939,087	613,481

Portfolio shares held	486,203	87,108	242,117	177,978	87,136
Portfolio net asset value per share	$87.66	$48.06	$127.49	$47.76	$17.08
Investment in portfolio shares, at cost	$27,645,809	$1,755,638	$6,041,893	$5,303,176	$1,237,483

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,685

EXPENSES
Charges for mortality and expense risk,
and for administration	401,305	54,026	383,257	71,250	19,198
NET INVESTMENT INCOME (LOSS)	(401,305)	(54,026)	(383,257)	(71,250)	(11,513)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	59,773
Net realized gain (loss) on shares redeemed	2,025,717	305,138	5,052,164	235,928	27,621
Net change in unrealized appreciation (depreciation) on investments	4,235,244	195,580	7,178,929	616,237	94,610
NET GAIN (LOSS) ON INVESTMENTS	6,260,961	500,718	12,231,093	852,165	182,004

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,859,656	$446,692	$11,847,836	$780,915	$170,491
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105
Net Assets	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105

NET ASSETS, representing:
Accumulation units	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105
	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105

Units outstanding	1,252,136	1,821,168	1,022,069	1,075,255	315,058

Portfolio shares held	213,796	234,267	115,003	120,593	47,098
Portfolio net asset value per share	$26.21	$30.43	$49.35	$38.21	$32.87
Investment in portfolio shares, at cost	$4,942,654	$6,668,185	$3,474,162	$3,897,818	$1,071,147

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$116,962	$89,401	$28,348	$53,787	$10,187

EXPENSES
Charges for mortality and expense risk,
and for administration	70,235	94,555	73,868	55,832	19,634
NET INVESTMENT INCOME (LOSS)	46,727	(5,154)	(45,520)	(2,045)	(9,447)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	118,935	1,542,225	428,574	—	56,157
Net realized gain (loss) on shares redeemed	53,631	168,123	416,600	(26,040)	50,421
Net change in unrealized appreciation (depreciation) on investments	(278,261)	(910,555)	632,508	584,441	96,078
NET GAIN (LOSS) ON INVESTMENTS	(105,695)	799,793	1,477,682	558,401	202,656

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(58,968)	$794,639	$1,432,162	$556,356	$193,209
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814
Net Assets	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814

NET ASSETS, representing:
Accumulation units	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814
	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814

Units outstanding	1,115,059	368,261	442,289	736,801	433,690

Portfolio shares held	104,555	144,188	115,935	75,117	122,226
Portfolio net asset value per share	$73.81	$11.17	$23.11	$49.83	$9.17
Investment in portfolio shares, at cost	$3,688,092	$1,086,627	$2,181,575	$1,074,416	$1,187,255

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$34,584	$—	$—	$7,101

EXPENSES
Charges for mortality and expense risk,
and for administration	99,334	21,002	32,102	44,583	14,338
NET INVESTMENT INCOME (LOSS)	(99,334)	13,582	(32,102)	(44,583)	(7,237)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	458,860	40,088	308,513	—	28,404
Net realized gain (loss) on shares redeemed	725,192	61,937	5,124	261,433	(43,045)
Net change in unrealized appreciation (depreciation) on investments	792,568	(167,214)	730,062	645,659	113,082
NET GAIN (LOSS) ON INVESTMENTS	1,976,620	(65,189)	1,043,699	907,092	98,441

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,877,286	$(51,607)	$1,011,597	$862,509	$91,204
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871
Net Assets	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871

NET ASSETS, representing:
Accumulation units	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871
	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871

Units outstanding	201,639	1,745,374	157,136	1,305,421	631,775

Portfolio shares held	7,439	220,622	11,655	295,687	147,216
Portfolio net asset value per share	$71.51	$28.39	$47.78	$27.68	$12.26
Investment in portfolio shares, at cost	$329,570	$3,030,318	$332,546	$2,283,613	$922,474

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$1,666	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,295	84,767	7,702	108,109	25,970
NET INVESTMENT INCOME (LOSS)	(6,295)	(84,767)	(6,036)	(108,109)	(25,970)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	36,973	—	38,969	—	—
Net realized gain (loss) on shares redeemed	36,444	416,200	27,070	949,240	183,600
Net change in unrealized appreciation (depreciation) on investments	63,422	(426,818)	60,874	1,804,112	279,572
NET GAIN (LOSS) ON INVESTMENTS	136,839	(10,618)	126,913	2,753,352	463,172

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$130,544	$(95,385)	$120,877	$2,645,243	$437,202
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369
Net Assets	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369

NET ASSETS, representing:
Accumulation units	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369
	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369

Units outstanding	1,245,415	10,391,065	4,546,368	2,106,253	721,696

Portfolio shares held	1,980,156	7,280,171	4,648,703	2,863,104	746,241
Portfolio net asset value per share	$14.05	$23.15	$17.58	$11.68	$32.62
Investment in portfolio shares, at cost	$22,670,583	$123,458,155	$66,779,376	$27,838,715	$14,306,906

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	317,269	2,342,112	921,246	353,294	269,249
NET INVESTMENT INCOME (LOSS)	(317,269)	(2,342,112)	(921,246)	(353,294)	(269,249)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,651,574	15,180,762	(4,334,210)	1,513,324	2,371,877
Net change in unrealized appreciation (depreciation) on investments	(2,967,105)	423,640	5,244,176	(618,497)	3,399,142
NET GAIN (LOSS) ON INVESTMENTS	(1,315,531)	15,604,402	909,966	894,827	5,771,019

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,632,800)	$13,262,290	$(11,280)	$541,533	$5,501,770

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947
Net Assets	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947

NET ASSETS, representing:
Accumulation units	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947
	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947

Units outstanding	501,304	676,787	2,254,617	1,782,575	1,548,528

Portfolio shares held	404,721	472,888	4,679,233	1,167,545	717,701
Portfolio net asset value per share	$24.15	$29.22	$15.83	$33.17	$84.06
Investment in portfolio shares, at cost	$7,331,589	$10,532,634	$44,361,845	$27,716,522	$34,950,019

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	116,680	155,187	849,966	421,474	762,491
NET INVESTMENT INCOME (LOSS)	(116,680)	(155,187)	(849,966)	(421,474)	(762,491)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(281,398)	(907,552)	8,379,634	(158,653)	12,017,953
Net change in unrealized appreciation (depreciation) on investments	221,908	550,537	9,223,298	103,177	1,272,271
NET GAIN (LOSS) ON INVESTMENTS	(59,490)	(357,015)	17,602,932	(55,476)	13,290,224

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(176,170)	$(512,202)	$16,752,966	$(476,950)	$12,527,733

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454
Net Assets	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454

NET ASSETS, representing:
Accumulation units	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454
	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454

Units outstanding	774,427	1,603,567	2,574,321	1,093,272	2,755,797

Portfolio shares held	659,685	976,575	2,371,048	863,593	1,256,242
Portfolio net asset value per share	$43.54	$34.67	$11.61	$33.09	$22.02
Investment in portfolio shares, at cost	$17,973,286	$26,109,450	$26,200,729	$23,393,087	$23,074,951

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	322,481	372,024	278,036	324,843	315,529
NET INVESTMENT INCOME (LOSS)	(322,481)	(372,024)	(278,036)	(324,843)	(315,529)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,283,665	(1,003,109)	487,204	576,644	(3,260,468)
Net change in unrealized appreciation (depreciation) on investments	2,003,941	154,647	158,753	(3,141,412)	2,034,706
NET GAIN (LOSS) ON INVESTMENTS	6,287,606	(848,462)	645,957	(2,564,768)	(1,225,762)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,965,125	$(1,220,486)	$367,921	$(2,889,611)	$(1,541,291)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863
Net Assets	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863

NET ASSETS, representing:
Accumulation units	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863
	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863

Units outstanding	60,620,266	1,528,355	1,750,414	—	9,364,242

Portfolio shares held	31,965,551	1,389,112	781,529	—	8,026,634
Portfolio net asset value per share	$37.71	$27.54	$36.57	$—	$18.58
Investment in portfolio shares, at cost	$795,570,095	$26,123,971	$21,199,036	$—	$114,018,305

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	11/13/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	16,457,051	426,846	350,945	158,705	2,082,356
NET INVESTMENT INCOME (LOSS)	(16,457,051)	(426,846)	(350,945)	(158,705)	(2,082,356)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	109,884,171	3,006,766	257,265	(220,327)	11,000,451
Net change in unrealized appreciation (depreciation) on investments	(2,006,517)	660,327	1,802,979	(557,721)	(6,900,568)
NET GAIN (LOSS) ON INVESTMENTS	107,877,654	3,667,093	2,060,244	(778,048)	4,099,883

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$91,420,603	$3,240,247	$1,709,299	$(936,753)	$2,017,527

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839
Net Assets	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839

NET ASSETS, representing:
Accumulation units	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839
	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839

Units outstanding	38,270,208	17,948,957	40,432,198	29,998,214	23,005,944

Portfolio shares held	32,243,071	15,340,708	33,829,363	24,619,964	21,728,291
Portfolio net asset value per share	$24.68	$16.80	$22.89	$19.70	$17.88
Investment in portfolio shares, at cost	$529,062,044	$206,609,804	$502,197,348	$359,886,647	$279,212,387

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	10,806,927	3,735,616	10,748,563	6,987,611	5,324,414
NET INVESTMENT INCOME (LOSS)	(10,806,927)	(3,735,616)	(10,748,563)	(6,987,611)	(5,324,414)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,679,157	15,156,980	66,829,924	36,228,946	30,259,601
Net change in unrealized appreciation (depreciation) on investments	4,829,487	(10,288,608)	2,045,554	399,872	(9,447,175)
NET GAIN (LOSS) ON INVESTMENTS	70,508,644	4,868,372	68,875,478	36,628,818	20,812,426

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$59,701,717	$1,132,756	$58,126,915	$29,641,207	$15,488,012
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124
Net Assets	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124

NET ASSETS, representing:
Accumulation units	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124
	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124

Units outstanding	59,218,690	32,733,264	2,941,444	5,655,035	903,204

Portfolio shares held	57,206,124	27,163,049	1,946,256	53,122,582	430,667
Portfolio net asset value per share	$19.34	$23.94	$64.52	$1.00	$78.72
Investment in portfolio shares, at cost	$857,510,865	$427,651,371	$70,853,625	$53,122,582	$18,134,741

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$50,307	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14,900,860	8,930,496	1,364,022	467,204	357,633
NET INVESTMENT INCOME (LOSS)	(14,900,860)	(8,930,496)	(1,364,022)	(416,897)	(357,633)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	48,217,019	71,105,758	18,887,025	—	3,306,096
Net change in unrealized appreciation (depreciation) on investments	(25,138,819)	(24,359,461)	14,546,395	—	7,396,703
NET GAIN (LOSS) ON INVESTMENTS	23,078,200	46,746,297	33,433,420	—	10,702,799

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,177,340	$37,815,801	$32,069,398	$(416,897)	$10,345,166
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998
Net Assets	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998

NET ASSETS, representing:
Accumulation units	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998
	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998

Units outstanding	15,205,472	1,158,732	1,291,440	4,906,327	9,361,656

Portfolio shares held	12,548,214	695,002	1,056,062	8,694,633	9,022,237
Portfolio net asset value per share	$15.89	$21.33	$26.96	$9.69	$15.20
Investment in portfolio shares, at cost	$175,631,289	$12,563,700	$18,023,623	$79,360,214	$118,438,821

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,619,329	155,260	286,650	5,926,725	1,649,308
NET INVESTMENT INCOME (LOSS)	(2,619,329)	(155,260)	(286,650)	(5,926,725)	(1,649,308)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,013,883	(435,077)	2,180,371	140,909,247	6,550,606
Net change in unrealized appreciation (depreciation) on investments	347,946	182,167	3,792,759	(2,144,124)	2,330,499
NET GAIN (LOSS) ON INVESTMENTS	13,361,829	(252,910)	5,973,130	138,765,123	8,881,105

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,742,500	$(408,170)	$5,686,480	$132,838,398	$7,231,797
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653
Net Assets	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653

NET ASSETS, representing:
Accumulation units	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653
	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653

Units outstanding	552,177	2,954,029	1,573,285	24,256,955	12,961,729

Portfolio shares held	643,267	3,160,685	1,436,812	22,616,964	11,677,412
Portfolio net asset value per share	$14.50	$10.25	$25.64	$18.21	$20.38
Investment in portfolio shares, at cost	$7,742,377	$25,233,597	$27,126,988	$290,629,421	$168,214,416

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	109,821	332,976	391,830	5,544,819	3,109,391
NET INVESTMENT INCOME (LOSS)	(109,821)	(332,976)	(391,830)	(5,544,819)	(3,109,391)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	274,691	(1,932,238)	(203,288)	32,567,203	18,344,071
Net change in unrealized appreciation (depreciation) on investments	(487,909)	4,337,868	1,347,408	7,142,803	4,011,857
NET GAIN (LOSS) ON INVESTMENTS	(213,218)	2,405,630	1,144,120	39,710,006	22,355,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(323,039)	$2,072,654	$752,290	$34,165,187	$19,246,537

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$220,059,201	$536,860	$80,593	$315,915	$413,381
Net Assets	$220,059,201	$536,860	$80,593	$315,915	$413,381

NET ASSETS, representing:
Accumulation units	$220,059,201	$536,860	$80,593	$315,915	$413,381
	$220,059,201	$536,860	$80,593	$315,915	$413,381

Units outstanding	14,921,715	15,125	2,988	22,762	12,837

Portfolio shares held	13,216,769	7,050	1,296	7,592	5,478
Portfolio net asset value per share	$16.65	$76.15	$62.19	$41.61	$75.46
Investment in portfolio shares, at cost	$174,055,385	$496,213	$59,136	$212,859	$350,574

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$517	$1,897	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,947,270	6,009	999	4,090	4,770
NET INVESTMENT INCOME (LOSS)	(2,947,270)	(6,009)	(482)	(2,193)	(4,770)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	157,500	686	20,622	47,756
Net realized gain (loss) on shares redeemed	11,004,522	10,161	(7,957)	19,099	7,391
Net change in unrealized appreciation (depreciation) on investments	1,662,078	(57,093)	23,862	(44,323)	(5,781)
NET GAIN (LOSS) ON INVESTMENTS	12,666,600	110,568	16,591	(4,602)	49,366

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,719,330	$104,559	$16,109	$(6,795)	$44,596

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$408,033	$111,529	$231,965	$151,362	$86,840
Net Assets	$408,033	$111,529	$231,965	$151,362	$86,840

NET ASSETS, representing:
Accumulation units	$408,033	$111,529	$231,965	$151,362	$86,840
	$408,033	$111,529	$231,965	$151,362	$86,840

Units outstanding	16,987	4,434	12,031	10,418	3,255

Portfolio shares held	4,500	2,339	5,893	2,603	2,375
Portfolio net asset value per share	$90.68	$47.68	$39.36	$58.15	$36.56
Investment in portfolio shares, at cost	$313,185	$92,890	$208,573	$143,836	$78,483

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$671	$—	$1,038	$2,260	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,742	1,519	3,648	2,041	1,339
NET INVESTMENT INCOME (LOSS)	(4,071)	(1,519)	(2,610)	219	(1,339)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	7,425	8,761	20,775	4,248	10,105
Net realized gain (loss) on shares redeemed	(21,917)	(23,676)	(56,374)	(21)	(20,030)
Net change in unrealized appreciation (depreciation) on investments	52,418	18,714	15,097	(12,491)	9,928
NET GAIN (LOSS) ON INVESTMENTS	37,926	3,799	(20,502)	(8,264)	3

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$33,855	$2,280	$(23,112)	$(8,045)	$(1,336)
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$196,347	$25,131	$191,183	$256,168	$217,014
Net Assets	$196,347	$25,131	$191,183	$256,168	$217,014

NET ASSETS, representing:
Accumulation units	$196,347	$25,131	$191,183	$256,168	$217,014
	$196,347	$25,131	$191,183	$256,168	$217,014

Units outstanding	9,974	2,046	10,928	8,034	13,011

Portfolio shares held	4,629	779	5,116	3,317	5,358
Portfolio net asset value per share	$42.42	$32.25	$37.37	$77.23	$40.50
Investment in portfolio shares, at cost	$181,908	$23,821	$214,121	$202,237	$212,630

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$51	$194	$2,884	$—	$2,224

EXPENSES
Charges for mortality and expense risk,
and for administration	2,650	323	2,508	3,347	2,820
NET INVESTMENT INCOME (LOSS)	(2,599)	(129)	376	(3,347)	(596)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	23,670	—	40,242	21,829	26,559
Net realized gain (loss) on shares redeemed	(38,243)	(1,542)	(2,479)	(6,751)	(20,926)
Net change in unrealized appreciation (depreciation) on investments	6,017	1,753	(41,114)	39,521	(20,416)
NET GAIN (LOSS) ON INVESTMENTS	(8,556)	211	(3,351)	54,599	(14,783)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(11,155)	$82	$(2,975)	$51,252	$(15,379)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$—	$48,527,289	$11,870,319	$21,509	$688,610
Net Assets	$—	$48,527,289	$11,870,319	$21,509	$688,610

NET ASSETS, representing:
Accumulation units	$—	$48,527,289	$11,870,319	$21,509	$688,610
	$—	$48,527,289	$11,870,319	$21,509	$688,610

Units outstanding	—	1,206,007	921,797	1,191	91,466

Portfolio shares held	—	777,681	740,045	11,627	16,287
Portfolio net asset value per share	$—	$62.40	$16.04	$1.85	$42.28
Investment in portfolio shares, at cost	$—	$29,189,103	$11,603,771	$30,949	$399,417

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020**	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$542	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	107,123	454,775	186,833	358	9,931
NET INVESTMENT INCOME (LOSS)	(107,123)	(454,775)	(186,833)	184	(9,931)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	45,855
Net realized gain (loss) on shares redeemed	337,938	7,130,943	137,429	(21,447)	27,946
Net change in unrealized appreciation (depreciation) on investments	(193,894)	8,868,828	113,046	21,410	146,344
NET GAIN (LOSS) ON INVESTMENTS	144,044	15,999,771	250,475	(37)	220,145

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,921	$15,544,996	$63,642	$147	$210,214

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920
Net Assets	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920

NET ASSETS, representing:
Accumulation units	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920
	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920

Units outstanding	190,309	4,800,421	10,815,664	4,862	3,603,781

Portfolio shares held	154,163	3,839,200	9,277,955	4,988	3,153,797
Portfolio net asset value per share	$15.10	$21.11	$16.36	$29.48	$14.20
Investment in portfolio shares, at cost	$2,167,557	$60,840,070	$115,840,883	$102,023	$40,245,755
STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$919	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	59,073	464,217	2,074,956	2,250	418,669
NET INVESTMENT INCOME (LOSS)	(59,073)	(464,217)	(2,074,956)	(1,331)	(418,669)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	9,967	—
Net realized gain (loss) on shares redeemed	205,154	1,119,433	8,041,498	10,585	1,259,427
Net change in unrealized appreciation (depreciation) on investments	(64,332)	7,529,959	(4,315,425)	5,488	1,126,154
NET GAIN (LOSS) ON INVESTMENTS	140,822	8,649,392	3,726,073	26,040	2,385,581

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$81,749	$8,185,175	$1,651,117	$24,709	$1,966,912

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
ASSETS
Investment in the portfolios, at fair value	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350
Net Assets	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350

NET ASSETS, representing:
Accumulation units	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350
	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350

Units outstanding	50,910	5,116,834	109,805	1,175,516	22,282

Portfolio shares held	41,685	4,398,303	102,380	957,122	19,113
Portfolio net asset value per share	$12.93	$19.14	$13.13	$24.27	$12.68
Investment in portfolio shares, at cost	$418,186	$63,333,944	$1,150,900	$18,791,649	$230,345

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	12,187	1,045,405	7,203	226,200	18,959
NET INVESTMENT INCOME (LOSS)	(12,187)	(1,045,405)	(7,203)	(226,200)	(18,959)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,577	1,549,843	9,169	408,498	155,122
Net change in unrealized appreciation (depreciation) on investments	25,257	3,890,333	70,953	272,521	(65,699)
NET GAIN (LOSS) ON INVESTMENTS	35,834	5,440,176	80,122	681,019	89,423

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,647	$4,394,771	$72,919	$454,819	$70,464

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$19,093,925	$2,445,519,290	$—	$4,939,712
Net Assets	$—	$19,093,925	$2,445,519,290	$—	$4,939,712

NET ASSETS, representing:
Accumulation units	$—	$19,093,925	$2,445,519,290	$—	$4,939,712
	$—	$19,093,925	$2,445,519,290	$—	$4,939,712

Units outstanding	—	971,933	182,478,928	—	266,663

Portfolio shares held	—	828,729	156,965,295	—	205,564
Portfolio net asset value per share	$—	$23.04	$15.58	$—	$24.03
Investment in portfolio shares, at cost	$—	$15,001,283	$1,805,865,425	$—	$4,055,376

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	8/14/2020**	12/31/2020	12/31/2020	8/14/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14,450	209,242	43,817,148	10,599	21,772
NET INVESTMENT INCOME (LOSS)	(14,450)	(209,242)	(43,817,148)	(10,599)	(21,772)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	251,338	663,082	13,263,543	463,400	27,742
Net change in unrealized appreciation (depreciation) on investments	(290,291)	(219,950)	264,606,061	(464,422)	485,893
NET GAIN (LOSS) ON INVESTMENTS	(38,953)	443,132	277,869,604	(1,022)	513,635

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(53,403)	$233,890	$234,052,456	$(11,621)	$491,863

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
ASSETS
Investment in the portfolios, at fair value	$221,952	$278,302,744	$—	$17,221,255	$22,539,749
Net Assets	$221,952	$278,302,744	$—	$17,221,255	$22,539,749

NET ASSETS, representing:
Accumulation units	$221,952	$278,302,744	$—	$17,221,255	$22,539,749
	$221,952	$278,302,744	$—	$17,221,255	$22,539,749

Units outstanding	17,344	17,091,326	—	1,069,488	1,588,378

Portfolio shares held	15,078	15,452,679	—	994,873	1,450,434
Portfolio net asset value per share	$14.72	$18.01	$—	$17.31	$15.54
Investment in portfolio shares, at cost	$214,995	$209,576,218	$—	$12,299,134	$17,987,438

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	4/24/2020**	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	11,553	3,222,878	9,127	84,028	111,428
NET INVESTMENT INCOME (LOSS)	(11,553)	(3,222,878)	(9,127)	(84,028)	(111,428)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,966	(6,131,008)	345,639	233,497	327,998
Net change in unrealized appreciation (depreciation) on investments	(47,696)	25,192,787	(926,367)	2,689,071	1,870,459
NET GAIN (LOSS) ON INVESTMENTS	68,270	19,061,779	(580,728)	2,922,568	2,198,457

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$56,717	$15,838,901	$(589,855)	$2,838,540	$2,087,029

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$—	$—	$—	$—
Net Assets	$—	$—	$—	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—

Units outstanding	—	—	—	—	—

Portfolio shares held	—	—	—	—	—
Portfolio net asset value per share	$—	$—	$—	$—	$—
Investment in portfolio shares, at cost	$—	$—	$—	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	4/24/2020**	4/24/2020**	4/24/2020**	8/14/2020**	8/14/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,922	6,662	12,377	1,729	6,767
NET INVESTMENT INCOME (LOSS)	(4,922)	(6,662)	(12,377)	(1,729)	(6,767)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(45,915)	(4,221)	485,894	84,992	409,259
Net change in unrealized appreciation (depreciation) on investments	(169,565)	(828,835)	(602,051)	24,407	(481,730)
NET GAIN (LOSS) ON INVESTMENTS	(215,480)	(833,056)	(116,157)	109,399	(72,471)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(220,402)	$(839,718)	$(128,534)	$107,670	$(79,238)

**Date subaccount was no longer available for investment.

\
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$55,185,517	$1,425,981	$—	$—
Net Assets	$—	$55,185,517	$1,425,981	$—	$—

NET ASSETS, representing:
Accumulation units	$—	$55,185,517	$1,425,981	$—	$—
	$—	$55,185,517	$1,425,981	$—	$—

Units outstanding	—	4,164,590	125,920	—	—

Portfolio shares held	—	3,805,898	111,842	—	—
Portfolio net asset value per share	$—	$14.50	$12.75	$—	$—
Investment in portfolio shares, at cost	$—	$43,924,073	$1,271,542	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	11/13/2020**	12/31/2020	12/31/2020	11/13/2020**	11/13/2020**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	11,925	668,232	88,947	10,906	5,270
NET INVESTMENT INCOME (LOSS)	(11,925)	(668,232)	(88,947)	(10,906)	(5,270)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	113,049	(2,044,832)	1,091,318	225,713	121,466
Net change in unrealized appreciation (depreciation) on investments	(65,120)	2,885,332	(383,831)	(156,215)	(56,891)
NET GAIN (LOSS) ON INVESTMENTS	47,929	840,500	707,487	69,498	64,575

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,004	$172,268	$618,540	$58,592	$59,305

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$24,090,348	$—	$1,362,323	$—	$7,827,553
Net Assets	$24,090,348	$—	$1,362,323	$—	$7,827,553

NET ASSETS, representing:
Accumulation units	$24,090,348	$—	$1,362,323	$—	$7,827,553
	$24,090,348	$—	$1,362,323	$—	$7,827,553

Units outstanding	2,227,905	—	113,498	—	533,059

Portfolio shares held	1,955,385	—	101,288	—	480,513
Portfolio net asset value per share	$12.32	$—	$13.45	$—	$16.29
Investment in portfolio shares, at cost	$23,787,710	$—	$1,181,028	$—	$6,915,703

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	8/14/2020**	12/31/2020	4/24/2020**	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$89,530

EXPENSES
Charges for mortality and expense risk,
and for administration	36,586	7,827	6,770	3,992	36,763
NET INVESTMENT INCOME (LOSS)	(36,586)	(7,827)	(6,770)	(3,992)	52,767

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	424,931
Net realized gain (loss) on shares redeemed	13,099	321,048	(6,171)	108,533	33,553
Net change in unrealized appreciation (depreciation) on investments	230,327	(252,615)	102,016	(73,983)	742,631
NET GAIN (LOSS) ON INVESTMENTS	243,426	68,433	95,845	34,550	1,201,115

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$206,840	$60,606	$89,075	$30,558	$1,253,882

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$2,647,241	$1,648,861	$383,643	$—	$—
Net Assets	$2,647,241	$1,648,861	$383,643	$—	$—

NET ASSETS, representing:
Accumulation units	$2,647,241	$1,648,861	$383,643	$—	$—
	$2,647,241	$1,648,861	$383,643	$—	$—

Units outstanding	208,101	143,889	26,176	—	—

Portfolio shares held	234,477	130,551	26,027	—	—
Portfolio net asset value per share	$11.29	$12.63	$14.74	$12.81	$12.85
Investment in portfolio shares, at cost	$2,413,976	$1,585,512	$285,678	$—	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$78,445	$—	$6,652	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	14,694	38,180	6,603	3,267	9,190
NET INVESTMENT INCOME (LOSS)	63,751	(38,180)	49	(3,267)	(9,190)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(43,997)	808,745	21,050	152,307	292,777
Net change in unrealized appreciation (depreciation) on investments	50,007	(413,054)	11,220	(92,611)	(96,307)
NET GAIN (LOSS) ON INVESTMENTS	6,010	395,691	32,270	59,696	196,470

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$69,761	$357,511	$32,319	$56,429	$187,280

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437
Net Assets	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437

NET ASSETS, representing:
Accumulation units	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437
	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437

Units outstanding	6,928,435	759,266	2,971,037	2,107,735	41,591

Portfolio shares held	6,671,592	730,237	2,885,945	2,047,549	40,915
Portfolio net asset value per share	$14.25	$13.10	$14.63	$13.81	$11.84
Investment in portfolio shares, at cost	$71,652,481	$9,077,248	$32,853,423	$23,119,291	$396,066

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,084,711	286,498	474,018	319,702	3,582
NET INVESTMENT INCOME (LOSS)	(1,084,711)	(286,498)	(474,018)	(319,702)	(3,582)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,378,575)	1,164,380	(2,546,773)	(783,544)	(33,846)
Net change in unrealized appreciation (depreciation) on investments	15,358,915	502,797	7,380,556	4,043,685	88,313
NET GAIN (LOSS) ON INVESTMENTS	12,980,340	1,667,177	4,833,783	3,260,141	54,467

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,895,629	$1,380,679	$4,359,765	$2,940,439	$50,885

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$10,389,075	$216,140	$56,355	$1,505,662	$442,517
Net Assets	$10,389,075	$216,140	$56,355	$1,505,662	$442,517

NET ASSETS, representing:
Accumulation units	$10,389,075	$216,140	$56,355	$1,505,662	$442,517
	$10,389,075	$216,140	$56,355	$1,505,662	$442,517

Units outstanding	936,440	16,037	4,158	103,041	29,936

Portfolio shares held	917,763	13,594	2,284	51,652	38,380
Portfolio net asset value per share	$11.32	$15.90	$24.67	$29.15	$11.53
Investment in portfolio shares, at cost	$10,489,348	$203,654	$50,643	$1,384,881	$390,694

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
	1/2/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$94	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	87,745	179	61	1,794	745
NET INVESTMENT INCOME (LOSS)	(87,745)	(85)	(61)	(1,794)	(745)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	99	—	—	10,621
Net realized gain (loss) on shares redeemed	30,066	1,349	5	705	(833)
Net change in unrealized appreciation (depreciation) on investments	(100,273)	12,486	5,712	120,782	51,824
NET GAIN (LOSS) ON INVESTMENTS	(70,207)	13,934	5,717	121,487	61,612

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(157,952)	$13,849	$5,656	$119,693	$60,867

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$207,358	$122,177	$1,813,686	$517,988	$703,006
Net Assets	$207,358	$122,177	$1,813,686	$517,988	$703,006

NET ASSETS, representing:
Accumulation units	$207,358	$122,177	$1,813,686	$517,988	$703,006
	$207,358	$122,177	$1,813,686	$517,988	$703,006

Units outstanding	12,396	9,411	168,993	43,182	57,842

Portfolio shares held	8,783	3,778	130,858	20,313	20,265
Portfolio net asset value per share	$23.61	$32.34	$13.86	$25.50	$34.69
Investment in portfolio shares, at cost	$174,255	$114,284	$1,790,279	$486,719	$650,092

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$14	$4,353	$4,345	$2,631

EXPENSES
Charges for mortality and expense risk,
and for administration	309	96	3,205	1,019	841
NET INVESTMENT INCOME (LOSS)	(309)	(82)	1,148	3,326	1,790

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	4,335	107	—	5,659	3,112
Net realized gain (loss) on shares redeemed	105	13	4,550	329	366
Net change in unrealized appreciation (depreciation) on investments	33,104	7,893	23,408	31,268	52,914
NET GAIN (LOSS) ON INVESTMENTS	37,544	8,013	27,958	37,256	56,392

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,235	$7,931	$29,106	$40,582	$58,182

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$863,601	$246,199	$246,685	$55,275	$40,117
Net Assets	$863,601	$246,199	$246,685	$55,275	$40,117

NET ASSETS, representing:
Accumulation units	$863,601	$246,199	$246,685	$55,275	$40,117
	$863,601	$246,199	$246,685	$55,275	$40,117

Units outstanding	79,392	22,137	24,352	4,869	3,223

Portfolio shares held	33,139	17,511	21,102	3,381	1,267
Portfolio net asset value per share	$26.06	$14.06	$11.69	$16.35	$31.67
Investment in portfolio shares, at cost	$836,155	$228,394	$246,814	$47,532	$38,317

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$7,341	$2,485	$2,548	$396	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	746	238	178	79	18
NET INVESTMENT INCOME (LOSS)	6,595	2,247	2,370	317	(18)

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34	107	—	3,458	1
Net change in unrealized appreciation (depreciation) on investments	27,446	17,805	(128)	7,743	1,800
NET GAIN (LOSS) ON INVESTMENTS	27,480	17,912	(128)	11,201	1,801

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$34,075	$20,159	$2,242	$11,518	$1,783

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$1,917,701	$348,887	$35,992	$248,718	$191,104
Net Assets	$1,917,701	$348,887	$35,992	$248,718	$191,104

NET ASSETS, representing:
Accumulation units	$1,917,701	$348,887	$35,992	$248,718	$191,104
	$1,917,701	$348,887	$35,992	$248,718	$191,104

Units outstanding	156,674	31,538	3,003	20,854	17,016

Portfolio shares held	16,357	6,462	1,548	8,013	6,461
Portfolio net asset value per share	$117.24	$53.99	$23.25	$31.04	$29.58
Investment in portfolio shares, at cost	$1,722,552	$335,123	$30,370	$229,589	$193,029

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$2,312	$90	$—	$1,235

EXPENSES
Charges for mortality and expense risk,
and for administration	1,489	250	54	180	119
NET INVESTMENT INCOME (LOSS)	(1,489)	2,062	36	(180)	1,116

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	11,922
Net realized gain (loss) on shares redeemed	1,295	506	7	294	2
Net change in unrealized appreciation (depreciation) on investments	195,149	13,764	5,622	19,129	(1,925)
NET GAIN (LOSS) ON INVESTMENTS	196,444	14,270	5,629	19,423	9,999

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$194,955	$16,332	$5,665	$19,243	$11,115

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$35,886	$143,393	$174,113	$212,074	$1,553,920
Net Assets	$35,886	$143,393	$174,113	$212,074	$1,553,920

NET ASSETS, representing:
Accumulation units	$35,886	$143,393	$174,113	$212,074	$1,553,920
	$35,886	$143,393	$174,113	$212,074	$1,553,920

Units outstanding	3,189	12,364	15,451	18,598	139,140

Portfolio shares held	3,688	14,268	14,945	10,051	68,636
Portfolio net asset value per share	$9.73	$10.05	$11.65	$21.10	$22.64
Investment in portfolio shares, at cost	$32,142	$145,593	$166,160	$207,589	$1,480,005

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$448	$—	$759	$—	$12,447

EXPENSES
Charges for mortality and expense risk,
and for administration	67	122	123	184	1,193
NET INVESTMENT INCOME (LOSS)	381	(122)	636	(184)	11,254

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	9,198	4,214	9,719	181
Net realized gain (loss) on shares redeemed	4	4	3,050	4	1,926
Net change in unrealized appreciation (depreciation) on investments	3,744	(2,199)	7,954	4,484	73,915
NET GAIN (LOSS) ON INVESTMENTS	3,748	7,003	15,218	14,207	76,022

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,129	$6,881	$15,854	$14,023	$87,276

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$2,198,712	$1,388,804	$1,640,071	$59,877
Net Assets	$2,198,712	$1,388,804	$1,640,071	$59,877

NET ASSETS, representing:
Accumulation units	$2,198,712	$1,388,804	$1,640,071	$59,877
	$2,198,712	$1,388,804	$1,640,071	$59,877

Units outstanding	200,150	112,248	150,518	5,206

Portfolio shares held	47,051	18,252	42,833	4,448
Portfolio net asset value per share	$46.73	$76.09	$38.29	$13.46
Investment in portfolio shares, at cost	$2,104,589	$1,275,515	$1,618,628	$52,477

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020

INVESTMENT INCOME
Dividend income	$—	$—	$5,527	$1,036

EXPENSES
Charges for mortality and expense risk,
and for administration	1,864	990	1,234	49
NET INVESTMENT INCOME (LOSS)	(1,864)	(990)	4,293	987

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	967	11,262	16,723	645
Net realized gain (loss) on shares redeemed	(1,961)	1,720	89	5
Net change in unrealized appreciation (depreciation) on investments	94,123	113,289	21,443	7,400
NET GAIN (LOSS) ON INVESTMENTS	93,129	126,271	38,255	8,050

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$91,265	$125,281	$42,548	$9,037

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(59,615)	$(171,414)	$(235,131)	$(232,057)	$(154,225)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	442,434	1,717,465	1,110,691	152,661
Net change in unrealized appreciation (depreciation) on investments	—	554,611	2,584,356	(867,162)	530,702
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,615)	825,631	4,066,690	11,472	529,138

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	87,046	50,336	13,403	36,780	55,582
Annuity payments	(31,584)	(82,772)	(330,725)	(75,150)	(71,711)
Surrenders, withdrawals and death benefits	(1,784,009)	(1,552,060)	(1,978,565)	(2,330,070)	(1,617,183)
Net transfers between other subaccounts
or fixed rate option	1,642,636	186,802	(366,751)	57,261	50,236
Miscellaneous transactions	(1,474)	(253)	(283)	563	597
Other charges	(5,238)	(3,184)	(7,553)	(15,846)	(10,687)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(92,623)	(1,401,131)	(2,670,474)	(2,326,462)	(1,593,166)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(152,238)	(575,500)	1,396,216	(2,314,990)	(1,064,028)

NET ASSETS
Beginning of period	5,543,166	12,761,734	17,364,161	19,106,116	11,776,362
End of period	$5,390,928	$12,186,234	$18,760,377	$16,791,126	$10,712,334

Beginning units	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883
Units issued	2,169,334	90,886	12,492	133,519	61,860
Units redeemed	(2,238,154)	(554,018)	(627,714)	(859,047)	(346,105)
Ending units	4,551,027	3,863,280	3,289,972	4,160,350	1,982,638
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(401,305)	$(54,026)	$(383,257)	$(71,250)	$(11,513)
Capital gains distributions received	—	—	—	—	59,773
Net realized gain (loss) on shares redeemed	2,025,717	305,138	5,052,164	235,928	27,621
Net change in unrealized appreciation (depreciation) on investments	4,235,244	195,580	7,178,929	616,237	94,610
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,859,656	446,692	11,847,836	780,915	170,491

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,289,691	7,984	24,979	1,388,778	4,998
Annuity payments	(209,747)	(15,842)	(628,217)	—	(29,893)
Surrenders, withdrawals and death benefits	(2,717,654)	(509,795)	(3,889,717)	(521,742)	(183,572)
Net transfers between other subaccounts
or fixed rate option	(871,119)	(60,519)	(1,633,112)	(391,162)	(71,364)
Miscellaneous transactions	(946)	17	(17,625)	397	(9,294)
Other charges	(68,972)	(3,066)	(15,603)	(17,671)	(230)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,421,253	(581,221)	(6,159,295)	458,600	(289,355)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,280,909	(134,529)	5,688,541	1,239,515	(118,864)

NET ASSETS
Beginning of period	32,339,637	4,320,959	25,178,992	7,260,713	1,607,139
End of period	$42,620,546	$4,186,430	$30,867,533	$8,500,228	$1,488,275

Beginning units	5,676,245	1,262,884	4,496,474	925,004	747,722
Units issued	1,215,050	11,512	49,521	267,547	35,418
Units redeemed	(1,310,360)	(218,419)	(1,037,539)	(253,464)	(169,659)
Ending units	5,580,935	1,055,977	3,508,456	939,087	613,481
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$46,727	$(5,154)	$(45,520)	$(2,045)	$(9,447)
Capital gains distributions received	118,935	1,542,225	428,574	—	56,157
Net realized gain (loss) on shares redeemed	53,631	168,123	416,600	(26,040)	50,421
Net change in unrealized appreciation (depreciation) on investments	(278,261)	(910,555)	632,508	584,441	96,078
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(58,968)	794,639	1,432,162	556,356	193,209

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15	3,647	2,959	1,067	1,057
Annuity payments	(141,836)	(53,370)	(116,883)	(75,301)	(53,945)
Surrenders, withdrawals and death benefits	(427,541)	(886,933)	(964,456)	(428,622)	(159,465)
Net transfers between other subaccounts
or fixed rate option	(80,353)	(135,375)	(276,331)	(36,383)	(8,236)
Miscellaneous transactions	(259)	(9,338)	766	600	—
Other charges	(1,007)	(1,444)	(1,068)	(1,065)	(369)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(650,981)	(1,082,813)	(1,355,013)	(539,704)	(220,958)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(709,949)	(288,174)	77,149	16,652	(27,749)

NET ASSETS
Beginning of period	6,313,544	7,416,914	5,598,237	4,591,201	1,575,854
End of period	$5,603,595	$7,128,740	$5,675,386	$4,607,853	$1,548,105

Beginning units	1,407,891	2,126,680	1,321,617	1,226,900	368,759
Units issued	30,023	38,193	5,535	20,834	1,034
Units redeemed	(185,778)	(343,705)	(305,083)	(172,479)	(54,735)
Ending units	1,252,136	1,821,168	1,022,069	1,075,255	315,058
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(99,334)	$13,582	$(32,102)	$(44,583)	$(7,237)
Capital gains distributions received	458,860	40,088	308,513	—	28,404
Net realized gain (loss) on shares redeemed	725,192	61,937	5,124	261,433	(43,045)
Net change in unrealized appreciation (depreciation) on investments	792,568	(167,214)	730,062	645,659	113,082
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,877,286	(51,607)	1,011,597	862,509	91,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	39,252	5	26,974	220	—
Annuity payments	(5,352)	(43,835)	(4,612)	(83,850)	—
Surrenders, withdrawals and death benefits	(947,689)	(215,573)	(365,661)	(193,484)	(161,677)
Net transfers between other subaccounts
or fixed rate option	(314,073)	32,589	(133,667)	(72,602)	2,135
Miscellaneous transactions	(14,518)	(208)	(155)	133	5
Other charges	(1,604)	(324)	(480)	(454)	(278)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,243,984)	(227,346)	(477,601)	(350,037)	(159,815)

TOTAL INCREASE (DECREASE) IN NET ASSETS	633,302	(278,953)	533,996	512,472	(68,611)

NET ASSETS
Beginning of period	7,083,922	1,889,528	2,145,256	3,230,596	1,189,425
End of period	$7,717,224	$1,610,575	$2,679,252	$3,743,068	$1,120,814

Beginning units	1,331,254	430,174	540,942	821,087	507,113
Units issued	41,312	13,996	12,204	3,132	7,036
Units redeemed	(257,507)	(75,909)	(110,857)	(87,418)	(80,459)
Ending units	1,115,059	368,261	442,289	736,801	433,690
The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(6,295)	$(84,767)	$(6,036)	$(108,109)	$(25,970)
Capital gains distributions received	36,973	—	38,969	—	—
Net realized gain (loss) on shares redeemed	36,444	416,200	27,070	949,240	183,600
Net change in unrealized appreciation (depreciation) on investments	63,422	(426,818)	60,874	1,804,112	279,572
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	130,544	(95,385)	120,877	2,645,243	437,202

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,662	—	9,704	1,159
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(66,197)	(698,516)	(59,575)	(753,595)	(232,631)
Net transfers between other subaccounts
or fixed rate option	25,064	51,840	(30,446)	(583,916)	(242,447)
Miscellaneous transactions	—	(435)	(25)	(61)	(125)
Other charges	(62)	(14,542)	(1,029)	(13,867)	(2,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,195)	(649,991)	(91,075)	(1,341,735)	(476,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	89,349	(745,376)	29,802	1,303,508	(39,638)

NET ASSETS
Beginning of period	442,595	7,008,841	527,065	6,881,101	1,844,509
End of period	$531,944	$6,263,465	$556,867	$8,184,609	$1,804,871

Beginning units	223,600	1,957,520	193,503	1,596,173	825,908
Units issued	41,240	121,746	612	23,687	3,202
Units redeemed	(63,201)	(333,892)	(36,979)	(314,439)	(197,335)
Ending units	201,639	1,745,374	157,136	1,305,421	631,775
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(317,269)	$(2,342,112)	$(921,246)	$(353,294)	$(269,249)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,651,574	15,180,762	(4,334,210)	1,513,324	2,371,877
Net change in unrealized appreciation (depreciation) on investments	(2,967,105)	423,640	5,244,176	(618,497)	3,399,142
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,632,800)	13,262,290	(11,280)	541,533	5,501,770

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	946,843	1,532,652	1,423,619	2,365,880	378,972
Annuity payments	(105,214)	(3,886)	(11,842)	—	(6,089)
Surrenders, withdrawals and death benefits	(1,601,852)	(9,005,859)	(4,007,890)	(2,126,981)	(1,051,936)
Net transfers between other subaccounts
or fixed rate option	159,581	(3,511,803)	7,028,677	264,015	(1,256,356)
Miscellaneous transactions	3,756	2,192	2,996	2,660	2,364
Other charges	(212,588)	(1,678,982)	(614,884)	(222,200)	(170,260)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(809,474)	(12,665,686)	3,820,676	283,374	(2,103,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,442,274)	596,604	3,809,396	824,907	3,398,465

NET ASSETS
Beginning of period	30,263,469	167,939,344	77,914,802	32,616,152	20,943,904
End of period	$27,821,195	$168,535,948	$81,724,198	$33,441,059	$24,342,369

Beginning units	1,279,393	11,393,534	4,341,700	2,021,819	822,193
Units issued	768,162	5,572,068	3,027,304	981,602	503,100
Units redeemed	(802,140)	(6,574,537)	(2,822,636)	(897,168)	(603,597)
Ending units	1,245,415	10,391,065	4,546,368	2,106,253	721,696

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(116,680)	$(155,187)	$(849,966)	$(421,474)	$(762,491)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(281,398)	(907,552)	8,379,634	(158,653)	12,017,953
Net change in unrealized appreciation (depreciation) on investments	221,908	550,537	9,223,298	103,177	1,272,271
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(176,170)	(512,202)	16,752,966	(476,950)	12,527,733

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,451	131,927	1,292,960	834,153	740,515
Annuity payments	—	—	(6,125)	—	(24,508)
Surrenders, withdrawals and death benefits	(655,981)	(697,652)	(4,722,482)	(2,040,702)	(4,253,474)
Net transfers between other subaccounts
or fixed rate option	1,224,205	(48,132)	(5,434,571)	2,012,675	(6,972,964)
Miscellaneous transactions	6,516	6,195	1,168	1,439	1,643
Other charges	(72,998)	(100,072)	(551,204)	(269,229)	(482,069)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	567,193	(707,734)	(9,420,254)	538,336	(10,990,857)

TOTAL INCREASE (DECREASE) IN NET ASSETS	391,023	(1,219,936)	7,332,712	61,386	1,536,876

NET ASSETS
Beginning of period	9,382,994	15,037,721	66,739,554	38,666,095	58,793,071
End of period	$9,774,017	$13,817,785	$74,072,266	$38,727,481	$60,329,947

Beginning units	447,919	734,242	2,650,573	1,732,230	1,896,519
Units issued	440,715	620,261	1,246,412	1,211,211	827,670
Units redeemed	(387,330)	(677,716)	(1,642,368)	(1,160,866)	(1,175,661)
Ending units	501,304	676,787	2,254,617	1,782,575	1,548,528
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(322,481)	$(372,024)	$(278,036)	$(324,843)	$(315,529)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,283,665	(1,003,109)	487,204	576,644	(3,260,468)
Net change in unrealized appreciation (depreciation) on investments	2,003,941	154,647	158,753	(3,141,412)	2,034,706
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,965,125	(1,220,486)	367,921	(2,889,611)	(1,541,291)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,333,129	572,532	3,588,435	508,296	186,001
Annuity payments	—	(5,847)	—	—	—
Surrenders, withdrawals and death benefits	(1,482,722)	(1,353,183)	(3,291,668)	(1,444,118)	(1,399,068)
Net transfers between other subaccounts
or fixed rate option	(1,648,548)	2,142,820	2,598,730	(514,785)	3,428,573
Miscellaneous transactions	(1,787)	624	(32)	159	112
Other charges	(190,753)	(250,286)	(169,138)	(223,778)	(219,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,990,681)	1,106,660	2,726,327	(1,674,226)	1,995,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,974,444	(113,826)	3,094,248	(4,563,837)	454,603

NET ASSETS
Beginning of period	24,748,221	33,971,697	24,433,615	33,140,113	27,207,851
End of period	$28,722,665	$33,857,871	$27,527,863	$28,576,276	$27,662,454

Beginning units	808,851	1,556,303	2,325,732	1,169,251	2,633,915
Units issued	452,936	1,279,939	1,589,803	642,277	2,589,581
Units redeemed	(487,360)	(1,232,675)	(1,341,214)	(718,256)	(2,467,699)
Ending units	774,427	1,603,567	2,574,321	1,093,272	2,755,797

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	11/13/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(16,457,051)	$(426,846)	$(350,945)	$(158,705)	$(2,082,356)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	109,884,171	3,006,766	257,265	(220,327)	11,000,451
Net change in unrealized appreciation (depreciation) on investments	(2,006,517)	660,327	1,802,979	(557,721)	(6,900,568)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	91,420,603	3,240,247	1,709,299	(936,753)	2,017,527

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,774,185	898,603	58,545	570,007	2,830,553
Annuity payments	(180,480)	(5,989)	(5,863)	(5,882)	—
Surrenders, withdrawals and death benefits	(67,903,549)	(1,918,436)	(1,023,607)	(821,513)	(5,723,887)
Net transfers between other subaccounts
or fixed rate option	(12,165,971)	(212,383)	1,392,966	(14,615,687)	344,796
Miscellaneous transactions	52,262	32	2,737	(4,791)	822
Other charges	(12,260,222)	(284,172)	(237,630)	(111,041)	(1,605,043)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(81,683,775)	(1,522,345)	187,148	(14,988,907)	(4,152,759)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,736,828	1,717,902	1,896,447	(15,925,660)	(2,135,232)

NET ASSETS
Beginning of period	1,195,684,088	36,538,250	26,684,084	15,925,660	151,270,095
End of period	$1,205,420,916	$38,256,152	$28,580,531	$—	$149,134,863

Beginning units	66,786,868	1,614,585	1,837,297	1,540,933	10,000,155
Units issued	28,030,507	886,370	1,435,994	931,598	5,885,158
Units redeemed	(34,197,109)	(972,600)	(1,522,877)	(2,472,531)	(6,521,071)
Ending units	60,620,266	1,528,355	1,750,414	—	9,364,242

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(10,806,927)	$(3,735,616)	$(10,748,563)	$(6,987,611)	$(5,324,414)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,679,157	15,156,980	66,829,924	36,228,946	30,259,601
Net change in unrealized appreciation (depreciation) on investments	4,829,487	(10,288,608)	2,045,554	399,872	(9,447,175)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	59,701,717	1,132,756	58,126,915	29,641,207	15,488,012

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,469,267	1,486,572	7,653,786	7,619,759	3,223,803
Annuity payments	(476)	(68,213)	(330,520)	(366,568)	(100,660)
Surrenders, withdrawals and death benefits	(34,149,215)	(20,930,808)	(42,512,599)	(40,892,856)	(20,120,386)
Net transfers between other subaccounts
or fixed rate option	3,471,393	6,707,289	(3,387,237)	18,042,172	(792,193)
Miscellaneous transactions	42,908	2,271	28,010	8,764	47,800
Other charges	(7,347,947)	(2,131,310)	(7,285,259)	(4,822,457)	(3,962,068)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,514,070)	(14,934,199)	(45,833,819)	(20,411,186)	(21,703,704)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,187,647	(13,801,443)	12,293,096	9,230,021	(6,215,692)

NET ASSETS
Beginning of period	763,571,333	271,525,344	762,061,024	475,783,265	394,717,531
End of period	$795,758,980	$257,723,901	$774,354,120	$485,013,286	$388,501,839

Beginning units	41,083,525	19,466,804	43,886,605	31,602,913	25,119,485
Units issued	20,242,519	12,868,463	15,374,791	12,022,854	12,619,210
Units redeemed	(23,055,836)	(14,386,310)	(18,829,198)	(13,627,553)	(14,732,751)
Ending units	38,270,208	17,948,957	40,432,198	29,998,214	23,005,944
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(14,900,860)	$(8,930,496)	$(1,364,022)	$(416,897)	$(357,633)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	48,217,019	71,105,758	18,887,025	—	3,306,096
Net change in unrealized appreciation (depreciation) on investments	(25,138,819)	(24,359,461)	14,546,395	—	7,396,703
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,177,340	37,815,801	32,069,398	(416,897)	10,345,166

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,810,696	4,961,036	5,072,310	7,582,135	766,380
Annuity payments	(9,770)	(183,939)	—	—	—
Surrenders, withdrawals and death benefits	(69,452,002)	(38,316,873)	(6,711,943)	(77,798,047)	(1,920,471)
Net transfers between other subaccounts
or fixed rate option	3,075,589	(6,107,724)	(10,337,558)	100,947,437	(2,992,018)
Miscellaneous transactions	(3,182)	26,093	6,634	(721)	(1,117)
Other charges	(11,511,716)	(6,659,863)	(856,658)	(265,480)	(219,034)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(70,090,385)	(46,281,270)	(12,827,215)	30,465,324	(4,366,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,913,045)	(8,465,469)	19,242,183	30,048,427	5,978,906

NET ASSETS
Beginning of period	1,168,279,487	658,748,852	106,330,247	23,074,155	27,923,218
End of period	$1,106,366,442	$650,283,383	$125,572,430	$53,122,582	$33,902,124

Beginning units	65,524,882	36,239,627	3,187,195	2,483,844	1,037,796
Units issued	42,155,223	16,320,279	1,475,273	9,836,326	533,015
Units redeemed	(48,461,415)	(19,826,642)	(1,721,024)	(6,665,135)	(667,607)
Ending units	59,218,690	32,733,264	2,941,444	5,655,035	903,204
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,619,329)	$(155,260)	$(286,650)	$(5,926,725)	$(1,649,308)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	13,013,883	(435,077)	2,180,371	140,909,247	6,550,606
Net change in unrealized appreciation (depreciation) on investments	347,946	182,167	3,792,759	(2,144,124)	2,330,499
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,742,500	(408,170)	5,686,480	132,838,398	7,231,797

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,935,751	284,563	933,350	—	1,775,452
Annuity payments	(70,383)	—	—	(13,742)	—
Surrenders, withdrawals and death benefits	(15,502,947)	(763,991)	(1,559,569)	(19,883,928)	(8,801,039)
Net transfers between other subaccounts
or fixed rate option	10,916,368	811,670	(1,108,708)	(132,899,904)	9,312,905
Miscellaneous transactions	3,262	(50)	(3,002)	(39,662)	34
Other charges	(1,708,414)	(98,786)	(208,677)	(5,501,631)	(1,120,446)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,426,363)	233,406	(1,946,606)	(158,338,867)	1,166,906

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,316,137	(174,764)	3,739,874	(25,500,469)	8,398,703

NET ASSETS
Beginning of period	191,074,981	14,999,156	24,731,561	109,751,462	128,739,295
End of period	$199,391,118	$14,824,392	$28,471,435	$84,250,993	$137,137,998

Beginning units	15,500,039	1,154,347	1,444,099	7,403,926	9,418,388
Units issued	8,824,584	677,975	822,037	246,287,881	5,317,212
Units redeemed	(9,119,151)	(673,590)	(974,696)	(248,785,480)	(5,373,944)
Ending units	15,205,472	1,158,732	1,291,440	4,906,327	9,361,656
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(109,821)	$(332,976)	$(391,830)	$(5,544,819)	$(3,109,391)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	274,691	(1,932,238)	(203,288)	32,567,203	18,344,071
Net change in unrealized appreciation (depreciation) on investments	(487,909)	4,337,868	1,347,408	7,142,803	4,011,857
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(323,039)	2,072,654	752,290	34,165,187	19,246,537

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	354,006	125,124	524,219	2,375,121	2,429,917
Annuity payments	(6,053)	(11,582)	(5,814)	(147,228)	—
Surrenders, withdrawals and death benefits	(352,463)	(1,057,762)	(1,770,063)	(22,863,319)	(9,329,709)
Net transfers between other subaccounts
or fixed rate option	932,706	5,805,763	3,313,126	(3,669,853)	(3,058,883)
Miscellaneous transactions	(400)	933	1,262	15,166	2,966
Other charges	(67,803)	(251,670)	(263,872)	(4,389,787)	(2,441,391)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	859,993	4,610,806	1,798,858	(28,679,900)	(12,397,100)

TOTAL INCREASE (DECREASE) IN NET ASSETS	536,954	6,683,460	2,551,148	5,485,287	6,849,437

NET ASSETS
Beginning of period	8,790,411	25,713,559	34,288,722	406,369,627	231,136,216
End of period	$9,327,365	$32,397,019	$36,839,870	$411,854,914	$237,985,653

Beginning units	489,964	2,445,952	1,474,662	26,974,702	14,054,368
Units issued	423,265	3,002,967	1,226,310	13,022,233	8,440,199
Units redeemed	(361,052)	(2,494,890)	(1,127,687)	(15,739,980)	(9,532,838)
Ending units	552,177	2,954,029	1,573,285	24,256,955	12,961,729

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,947,270)	$(6,009)	$(482)	$(2,193)	$(4,770)
Capital gains distributions received	—	157,500	686	20,622	47,756
Net realized gain (loss) on shares redeemed	11,004,522	10,161	(7,957)	19,099	7,391
Net change in unrealized appreciation (depreciation) on investments	1,662,078	(57,093)	23,862	(44,323)	(5,781)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,719,330	104,559	16,109	(6,795)	44,596

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,852,065	30,746	—	—	10,000
Annuity payments	(76,403)	—	—	—	—
Surrenders, withdrawals and death benefits	(11,970,843)	(29,868)	(993)	(325)	(20,301)
Net transfers between other subaccounts
or fixed rate option	987,485	47,557	(6,561)	(12,024)	24,763
Miscellaneous transactions	3,089	—	—	(11)	(5)
Other charges	(2,391,724)	(3,557)	(699)	(2,837)	(3,141)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,596,331)	44,878	(8,253)	(15,197)	11,316

TOTAL INCREASE (DECREASE) IN NET ASSETS	(877,001)	149,437	7,856	(21,992)	55,912

NET ASSETS
Beginning of period	220,936,202	387,423	72,737	337,907	357,469
End of period	$220,059,201	$536,860	$80,593	$315,915	$413,381

Beginning units	16,100,311	13,672	3,481	21,881	12,908
Units issued	10,233,798	7,390	2,112	6,923	4,287
Units redeemed	(11,412,394)	(5,937)	(2,605)	(6,042)	(4,358)
Ending units	14,921,715	15,125	2,988	22,762	12,837

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,071)	$(1,519)	$(2,610)	$219	$(1,339)
Capital gains distributions received	7,425	8,761	20,775	4,248	10,105
Net realized gain (loss) on shares redeemed	(21,917)	(23,676)	(56,374)	(21)	(20,030)
Net change in unrealized appreciation (depreciation) on investments	52,418	18,714	15,097	(12,491)	9,928
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,855	2,280	(23,112)	(8,045)	(1,336)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,000	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,995)	(1,524)	(4,589)	—	(1,820)
Net transfers between other subaccounts
or fixed rate option	36,019	(28,112)	(54,160)	23,929	(44,274)
Miscellaneous transactions	—	(20)	(5)	—	(18)
Other charges	(2,906)	(1,049)	(2,227)	(1,234)	(754)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22,118	(30,705)	(60,981)	22,695	(46,866)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,973	(28,425)	(84,093)	14,650	(48,202)

NET ASSETS
Beginning of period	352,060	139,954	316,058	136,712	135,042
End of period	$408,033	$111,529	$231,965	$151,362	$86,840

Beginning units	16,860	6,611	16,618	8,688	5,841
Units issued	14,051	3,701	12,927	3,178	1,883
Units redeemed	(13,924)	(5,878)	(17,514)	(1,448)	(4,469)
Ending units	16,987	4,434	12,031	10,418	3,255
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,599)	$(129)	$376	$(3,347)	$(596)
Capital gains distributions received	23,670	—	40,242	21,829	26,559
Net realized gain (loss) on shares redeemed	(38,243)	(1,542)	(2,479)	(6,751)	(20,926)
Net change in unrealized appreciation (depreciation) on investments	6,017	1,753	(41,114)	39,521	(20,416)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,155)	82	(2,975)	51,252	(15,379)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	10,000	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(4,738)	—	(2,653)	(21,466)	(1,955)
Net transfers between other subaccounts
or fixed rate option	(14,346)	2,297	39,000	(11,790)	(3,540)
Miscellaneous transactions	(14)	—	—	(31)	(36)
Other charges	(1,581)	(228)	(1,595)	(2,518)	(1,752)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(20,679)	2,069	34,752	(25,805)	(7,283)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,834)	2,151	31,777	25,447	(22,662)

NET ASSETS
Beginning of period	228,181	22,980	159,406	230,721	239,676
End of period	$196,347	$25,131	$191,183	$256,168	$217,014

Beginning units	11,524	1,902	8,762	9,323	14,127
Units issued	7,000	786	4,737	4,606	7,207
Units redeemed	(8,550)	(642)	(2,571)	(5,895)	(8,323)
Ending units	9,974	2,046	10,928	8,034	13,011
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020**	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(107,123)	$(454,775)	$(186,833)	$184	$(9,931)
Capital gains distributions received	—	—	—	—	45,855
Net realized gain (loss) on shares redeemed	337,938	7,130,943	137,429	(21,447)	27,946
Net change in unrealized appreciation (depreciation) on investments	(193,894)	8,868,828	113,046	21,410	146,344
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,921	15,544,996	63,642	147	210,214

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,349,907	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,882,847)	(1,589,129)	(1,373,806)	(31,763)	(79,096)
Net transfers between other subaccounts
or fixed rate option	(9,075,890)	(52,077)	9,105,956	2,489	—
Miscellaneous transactions	49,863	(175)	58	728	(209)
Other charges	(3,309)	(280,965)	(1,867)	(25)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,912,183)	427,561	7,730,341	(28,571)	(79,305)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,875,262)	15,972,557	7,793,983	(28,424)	130,909

NET ASSETS
Beginning of period	10,875,262	32,554,732	4,076,336	49,933	557,701
End of period	$—	$48,527,289	$11,870,319	$21,509	$688,610

Beginning units	915,732	1,133,491	322,365	2,849	104,446
Units issued	308,834	838,226	951,643	189	—
Units redeemed	(1,224,566)	(765,710)	(352,211)	(1,847)	(12,980)
Ending units	—	1,206,007	921,797	1,191	91,466

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(59,073)	$(464,217)	$(2,074,956)	$(1,331)	$(418,669)
Capital gains distributions received	—	—	—	9,967	—
Net realized gain (loss) on shares redeemed	205,154	1,119,433	8,041,498	10,585	1,259,427
Net change in unrealized appreciation (depreciation) on investments	(64,332)	7,529,959	(4,315,425)	5,488	1,126,154
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,749	8,185,175	1,651,117	24,709	1,966,912

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,649,102	2,151,629	—	3,810,230
Annuity payments	—	—	(9,451)	—	—
Surrenders, withdrawals and death benefits	(279,488)	(1,860,199)	(8,549,468)	(42,075)	(2,694,267)
Net transfers between other subaccounts
or fixed rate option	(796,067)	(2,619,668)	2,315,120	—	6,369,143
Miscellaneous transactions	(16)	2,461	1,742	282	652
Other charges	(1,030)	(342,632)	(1,575,861)	(11)	(291,809)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,076,601)	6,829,064	(5,666,289)	(41,804)	7,193,949

TOTAL INCREASE (DECREASE) IN NET ASSETS	(994,852)	15,014,239	(4,015,172)	(17,095)	9,160,861

NET ASSETS
Beginning of period	3,322,718	66,031,276	155,802,514	164,146	35,623,059
End of period	$2,327,866	$81,045,515	$151,787,342	$147,051	$44,783,920

Beginning units	283,851	4,023,949	11,474,268	6,474	2,968,124
Units issued	177,226	1,247,562	6,636,291	—	1,994,297
Units redeemed	(270,768)	(471,090)	(7,294,895)	(1,612)	(1,358,640)
Ending units	190,309	4,800,421	10,815,664	4,862	3,603,781

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(12,187)	$(1,045,405)	$(7,203)	$(226,200)	$(18,959)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,577	1,549,843	9,169	408,498	155,122
Net change in unrealized appreciation (depreciation) on investments	25,257	3,890,333	70,953	272,521	(65,699)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,647	4,394,771	72,919	454,819	70,464

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	4,945,783	170,857	1,126,424	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(17,109)	(3,343,986)	(53,884)	(1,005,470)	(164,593)
Net transfers between other subaccounts
or fixed rate option	(10,763)	3,705,463	124,565	2,146,084	(761,338)
Miscellaneous transactions	—	(4,090)	81	(412)	3
Other charges	(260)	(875,165)	(5,066)	(147,545)	(237)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(28,132)	4,428,005	236,553	2,119,081	(926,165)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,485)	8,822,776	309,472	2,573,900	(855,701)

NET ASSETS
Beginning of period	543,471	75,360,742	1,034,780	20,655,454	1,098,051
End of period	$538,986	$84,183,518	$1,344,252	$23,229,354	$242,350

Beginning units	53,583	4,961,321	89,112	1,033,296	107,375
Units issued	5,827	4,104,129	31,187	744,062	152,713
Units redeemed	(8,500)	(3,948,616)	(10,494)	(601,842)	(237,806)
Ending units	50,910	5,116,834	109,805	1,175,516	22,282
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	8/14/2020**	12/31/2020	12/31/2020	8/14/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(14,450)	$(209,242)	$(43,817,148)	$(10,599)	$(21,772)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	251,338	663,082	13,263,543	463,400	27,742
Net change in unrealized appreciation (depreciation) on investments	(290,291)	(219,950)	264,606,061	(464,422)	485,893
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(53,403)	233,890	234,052,456	(11,621)	491,863

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	259,267	578,544	217,146,540	235,892	707,695
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(57,214)	(833,010)	(121,981,437)	(45,575)	(104,362)
Net transfers between other subaccounts
or fixed rate option	(3,305,491)	1,856,053	—	(2,322,930)	2,051,488
Miscellaneous transactions	101	1,344	(6,038)	71	314
Other charges	(8,523)	(128,773)	(264,186)	(4,926)	(11,553)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,111,860)	1,474,158	94,894,879	(2,137,468)	2,643,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,165,263)	1,708,048	328,947,335	(2,149,089)	3,135,445

NET ASSETS
Beginning of period	3,165,263	17,385,877	2,116,571,955	2,149,089	1,804,267
End of period	$—	$19,093,925	$2,445,519,290	$—	$4,939,712

Beginning units	264,152	893,894	174,543,032	117,637	95,655
Units issued	30,089	652,524	11,935,016	23,690	191,284
Units redeemed	(294,241)	(574,485)	(3,999,120)	(141,327)	(20,276)
Ending units	—	971,933	182,478,928	—	266,663

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	4/24/2020**	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(11,553)	$(3,222,878)	$(9,127)	$(84,028)	$(111,428)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,966	(6,131,008)	345,639	233,497	327,998
Net change in unrealized appreciation (depreciation) on investments	(47,696)	25,192,787	(926,367)	2,689,071	1,870,459
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	56,717	15,838,901	(589,855)	2,838,540	2,087,029

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	13,817,350	119,259	840,482	2,373,553
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(111,135)	(3,885,151)	(55,764)	(434,107)	(510,848)
Net transfers between other subaccounts
or fixed rate option	(442,399)	10,517,919	(4,561,736)	3,823,374	2,865,096
Miscellaneous transactions	—	(7,445)	(92)	631	54
Other charges	(202)	(2,941,605)	(7,873)	(76,711)	(104,600)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(553,736)	17,501,068	(4,506,206)	4,153,669	4,623,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	(497,019)	33,339,969	(5,096,061)	6,992,209	6,710,284

NET ASSETS
Beginning of period	718,971	244,962,775	5,096,061	10,229,046	15,829,465
End of period	$221,952	$278,302,744	$—	$17,221,255	$22,539,749

Beginning units	61,906	16,860,533	389,549	714,650	1,170,474
Units issued	149,044	15,778,814	13,134	463,873	623,274
Units redeemed	(193,606)	(15,548,021)	(402,683)	(109,035)	(205,370)
Ending units	17,344	17,091,326	—	1,069,488	1,588,378

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	4/24/2020**	4/24/2020**	4/24/2020**	8/14/2020**	8/14/2020**

OPERATIONS
Net investment income (loss)	$(4,922)	$(6,662)	$(12,377)	$(1,729)	$(6,767)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(45,915)	(4,221)	485,894	84,992	409,259
Net change in unrealized appreciation (depreciation) on investments	(169,565)	(828,835)	(602,051)	24,407	(481,730)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(220,402)	(839,718)	(128,534)	107,670	(79,238)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	80,688	192	856	942	38,544
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,783)	(31,799)	(107,946)	(11,502)	(27,852)
Net transfers between other subaccounts
or fixed rate option	(2,596,725)	(3,143,932)	(6,194,146)	(547,923)	(2,032,661)
Miscellaneous transactions	2,447	(6)	32	(20)	(15)
Other charges	(4,352)	(5,880)	(11,928)	(1,625)	(6,482)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,538,725)	(3,181,425)	(6,313,132)	(560,128)	(2,028,466)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,759,127)	(4,021,143)	(6,441,666)	(452,458)	(2,107,704)

NET ASSETS
Beginning of period	2,759,127	4,021,143	6,441,666	452,458	2,107,704
End of period	$—	$—	$—	$—	$—

Beginning units	273,312	285,089	580,859	49,146	155,093
Units issued	17,480	3,336	3,034	1,004	10,227
Units redeemed	(290,792)	(288,425)	(583,893)	(50,150)	(165,320)
Ending units	—	—	—	—	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	11/13/2020**	12/31/2020	12/31/2020	11/13/2020**	11/13/2020**

OPERATIONS
Net investment income (loss)	$(11,925)	$(668,232)	$(88,947)	$(10,906)	$(5,270)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	113,049	(2,044,832)	1,091,318	225,713	121,466
Net change in unrealized appreciation (depreciation) on investments	(65,120)	2,885,332	(383,831)	(156,215)	(56,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	36,004	172,268	618,540	58,592	59,305

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	880,110	1,816,849	—	287,155	90,265
Annuity payments	—	(5,884)	—	—	—
Surrenders, withdrawals and death benefits	(38,520)	(970,736)	(220,382)	(41,774)	(13,286)
Net transfers between other subaccounts
or fixed rate option	(2,768,144)	1,385,737	(9,161,220)	(2,281,944)	(945,039)
Miscellaneous transactions	3,478	11,062	54	(40)	(73)
Other charges	(11,181)	(615,362)	(266)	(10,025)	(5,005)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,934,257)	1,621,666	(9,381,814)	(2,046,628)	(873,138)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,898,253)	1,793,934	(8,763,274)	(1,988,036)	(813,833)

NET ASSETS
Beginning of period	1,898,253	53,391,583	10,189,255	1,988,036	813,833
End of period	$—	$55,185,517	$1,425,981	$—	$—

Beginning units	191,121	4,211,030	977,547	176,306	72,348
Units issued	149,697	3,833,208	239,685	43,040	61,091
Units redeemed	(340,818)	(3,879,648)	(1,091,312)	(219,346)	(133,439)
Ending units	—	4,164,590	125,920	—	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	8/14/2020**	12/31/2020	4/24/2020**	12/31/2020

OPERATIONS
Net investment income (loss)	$(36,586)	$(7,827)	$(6,770)	$(3,992)	$52,767
Capital gains distributions received	—	—	—	—	424,931
Net realized gain (loss) on shares redeemed	13,099	321,048	(6,171)	108,533	33,553
Net change in unrealized appreciation (depreciation) on investments	230,327	(252,615)	102,016	(73,983)	742,631
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	206,840	60,606	89,075	30,558	1,253,882

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	335,476	156,561	217,604	236	1,270,739
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(218,271)	(38,650)	(43,944)	(78,211)	(263,642)
Net transfers between other subaccounts
or fixed rate option	22,933,405	(2,468,386)	20,198	(2,164,222)	266,789
Miscellaneous transactions	(62)	2	396	(6)	515
Other charges	(28,448)	(8,356)	(6,461)	(3,900)	(32,942)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	23,022,100	(2,358,829)	187,793	(2,246,103)	1,241,459

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,228,940	(2,298,223)	276,868	(2,215,545)	2,495,341

NET ASSETS
Beginning of period	861,408	2,298,223	1,085,455	2,215,545	5,332,212
End of period	$24,090,348	$—	$1,362,323	$—	$7,827,553

Beginning units	75,864	194,594	94,335	222,461	427,246
Units issued	2,208,627	20,333	28,228	2,597	160,094
Units redeemed	(56,586)	(214,927)	(9,065)	(225,058)	(54,281)
Ending units	2,227,905	—	113,498	—	533,059

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$63,751	$(38,180)	$49	$(3,267)	$(9,190)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(43,997)	808,745	21,050	152,307	292,777
Net change in unrealized appreciation (depreciation) on investments	50,007	(413,054)	11,220	(92,611)	(96,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	69,761	357,511	32,319	56,429	187,280

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	384,282	—	346	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(191,742)	(202,462)	(82,498)	—	(1,584,635)
Net transfers between other subaccounts
or fixed rate option	(88,714)	(4,044,798)	(50,159)	(1,118,220)	(2,604,439)
Miscellaneous transactions	5,505	103	—	(10)	9
Other charges	(14,087)	(747)	(906)	(128)	(22)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	95,244	(4,247,904)	(133,217)	(1,118,358)	(4,189,087)

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,005	(3,890,393)	(100,898)	(1,061,929)	(4,001,807)

NET ASSETS
Beginning of period	2,482,236	5,539,254	484,541	1,061,929	4,001,807
End of period	$2,647,241	$1,648,861	$383,643	$—	$—

Beginning units	198,648	531,908	36,732	100,738	376,784
Units issued	65,044	254,361	309	868	16,017
Units redeemed	(55,591)	(642,380)	(10,865)	(101,606)	(392,801)
Ending units	208,101	143,889	26,176	—	—

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,084,711)	$(286,498)	$(474,018)	$(319,702)	$(3,582)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,378,575)	1,164,380	(2,546,773)	(783,544)	(33,846)
Net change in unrealized appreciation (depreciation) on investments	15,358,915	502,797	7,380,556	4,043,685	88,313
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,895,629	1,380,679	4,359,765	2,940,439	50,885

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,927,351	—	10,785,067	7,000,476	859,027
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,083,308)	(1,953,168)	(299,245)	(207,185)	(149)
Net transfers between other subaccounts
or fixed rate option	(952,492)	8,200,687	311,788	423,143	(431,406)
Miscellaneous transactions	1,610	482	4,115	(1,311)	3
Other charges	(958,027)	(5,018)	(402,634)	(233,385)	(2,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,935,134	6,242,983	10,399,091	6,981,738	424,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,830,763	7,623,662	14,758,856	9,922,177	475,861

NET ASSETS
Beginning of period	74,239,429	1,942,445	27,462,520	18,354,476	8,576
End of period	$95,070,192	$9,566,107	$42,221,376	$28,276,653	$484,437

Beginning units	6,508,627	173,249	2,254,409	1,561,045	833
Units issued	5,359,739	2,572,707	2,972,953	1,447,284	107,848
Units redeemed	(4,939,931)	(1,986,690)	(2,256,325)	(900,594)	(67,090)
Ending units	6,928,435	759,266	2,971,037	2,107,735	41,591
The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Shares)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	MFS® Technology Portfolio (Service Shares)	MFS® Mid Cap Growth Series (Service Shares)
	1/2/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(87,745)	$(85)	$(61)	$(1,794)	$(745)
Capital gains distributions received	—	99	—	—	10,621
Net realized gain (loss) on shares redeemed	30,066	1,349	5	705	(833)
Net change in unrealized appreciation (depreciation) on investments	(100,273)	12,486	5,712	120,782	51,824
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(157,952)	13,849	5,656	119,693	60,867

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	131,501	50,712	916,277	365,953
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(259,745)	(6,025)	—	(1,738)	(4,007)
Net transfers between other subaccounts
or fixed rate option	10,806,878	77,287	(3)	475,465	19,951
Miscellaneous transactions	(24)	(337)	—	(2,710)	360
Other charges	(82)	(135)	(10)	(1,325)	(607)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,547,027	202,291	50,699	1,385,969	381,650

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,389,075	216,140	56,355	1,505,662	442,517

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$10,389,075	$216,140	$56,355	$1,505,662	$442,517

Beginning units	—	—	—	—	—
Units issued	1,300,965	21,588	4,159	115,171	36,940
Units redeemed	(364,525)	(5,551)	(1)	(12,130)	(7,004)
Ending units	936,440	16,037	4,158	103,041	29,936

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® New Discovery Series (Service Shares)	MFS® Research Series (Service Shares)	MFS® Total Return Bond Series (Service Shares)	MFS® Total Return Series (Service Shares)	MFS® Utilities Series (Service Shares)
	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*	4/27/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(309)	$(82)	$1,148	$3,326	$1,790
Capital gains distributions received	4,335	107	—	5,659	3,112
Net realized gain (loss) on shares redeemed	105	13	4,550	329	366
Net change in unrealized appreciation (depreciation) on investments	33,104	7,893	23,408	31,268	52,914
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,235	7,931	29,106	40,582	58,182

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	71,543	114,871	1,223,096	426,557	370,882
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(348)	(994)	(6,358)	(29,287)	(3,620)
Net transfers between other subaccounts
or fixed rate option	98,575	255	569,749	80,437	277,952
Miscellaneous transactions	569	140	63	268	194
Other charges	(216)	(26)	(1,970)	(569)	(584)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	170,123	114,246	1,784,580	477,406	644,824

TOTAL INCREASE (DECREASE) IN NET ASSETS	207,358	122,177	1,813,686	517,988	703,006

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$207,358	$122,177	$1,813,686	$517,988	$703,006

Beginning units	—	—	—	—	—
Units issued	12,452	9,494	251,664	53,032	58,263
Units redeemed	(56)	(83)	(82,671)	(9,850)	(421)
Ending units	12,396	9,411	168,993	43,182	57,842

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund (Class 4)	American Funds IS Blue Chip Income and Growth Fund (Class 4)	American Funds IS Bond Fund (Class 4)	American Funds IS Global Growth and Income Fund (Class 4)	American Funds IS Global Small Capitalization Fund (Class 4)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$6,595	$2,247	$2,370	$317	$(18)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34	107	—	3,458	1
Net change in unrealized appreciation (depreciation) on investments	27,446	17,805	(128)	7,743	1,800
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	34,075	20,159	2,242	11,518	1,783

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	441,032	143,990	114,204	27,823	35,431
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(17,495)	(1,428)	(303)	(33,813)	—
Net transfers between other subaccounts
or fixed rate option	406,229	83,504	130,714	49,779	2,606
Miscellaneous transactions	—	—	—	—	308
Other charges	(240)	(26)	(172)	(32)	(11)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	829,526	226,040	244,443	43,757	38,334

TOTAL INCREASE (DECREASE) IN NET ASSETS	863,601	246,199	246,685	55,275	40,117

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$863,601	$246,199	$246,685	$55,275	$40,117

Beginning units	—	—	—	—	—
Units issued	82,178	22,273	24,399	7,907	3,223
Units redeemed	(2,786)	(136)	(47)	(3,038)	(0)(1)
Ending units	79,392	22,137	24,352	4,869	3,223

*Date subaccount became available for investment.

(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	American Funds IS Growth Fund (Class 4)	American Funds IS Growth-Income Fund (Class 4)	American Funds IS International Fund (Class 4)	American Funds IS New World Fund® (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,489)	$2,062	$36	$(180)	$1,116
Capital gains distributions received	—	—	—	—	11,922
Net realized gain (loss) on shares redeemed	1,295	506	7	294	2
Net change in unrealized appreciation (depreciation) on investments	195,149	13,764	5,622	19,129	(1,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	194,955	16,332	5,665	19,243	11,115

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	371,976	133,480	30,352	143,950	54,001
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,117)	(2,903)	—	(2,352)	—
Net transfers between other subaccounts
or fixed rate option	1,361,022	203,071	—	87,981	125,829
Miscellaneous transactions	(28)	(898)	—	23	188
Other charges	(1,107)	(195)	(25)	(127)	(29)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,722,746	332,555	30,327	229,475	179,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,917,701	348,887	35,992	248,718	191,104

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$1,917,701	$348,887	$35,992	$248,718	$191,104

Beginning units	—	—	—	—	—
Units issued	157,872	37,967	3,005	25,640	17,019
Units redeemed	(1,198)	(6,429)	(2)	(4,786)	(3)
Ending units	156,674	31,538	3,003	20,854	17,016

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$381	$(122)	$636	$(184)	$11,254
Capital gains distributions received	—	9,198	4,214	9,719	181
Net realized gain (loss) on shares redeemed	4	4	3,050	4	1,926
Net change in unrealized appreciation (depreciation) on investments	3,744	(2,199)	7,954	4,484	73,915
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,129	6,881	15,854	14,023	87,276

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,760	50,236	145,923	42,524	1,119,689
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	(2,981)	—	—
Net transfers between other subaccounts
or fixed rate option	—	86,431	17,554	155,604	347,609
Miscellaneous transactions	—	—	(2,237)	9	(399)
Other charges	(3)	(155)	—	(86)	(255)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,757	136,512	158,259	198,051	1,466,644

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,886	143,393	174,113	212,074	1,553,920

NET ASSETS
Beginning of period	—	—	—	—	—
End of period	$35,886	$143,393	$174,113	$212,074	$1,553,920

Beginning units	—	—	—	—	—
Units issued	3,189	12,377	21,907	18,606	144,186
Units redeemed	(0)(1)	(13)	(6,456)	(8)	(5,046)
Ending units	3,189	12,364	15,451	18,598	139,140

*Date subaccount became available for investment.

(1) Amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)	BlackRock Basic Value V.I. Fund (Class III)
	8/17/2020*	8/17/2020*	8/17/2020*	8/17/2020*
	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,864)	$(990)	$4,293	$987
Capital gains distributions received	967	11,262	16,723	645
Net realized gain (loss) on shares redeemed	(1,961)	1,720	89	5
Net change in unrealized appreciation (depreciation) on investments	94,123	113,289	21,443	7,400
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	91,265	125,281	42,548	9,037

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	748,658	161,054	284,674	50,840
Annuity payments	—	—	—	—
Surrenders, withdrawals and death benefits	(5,930)	(29,921)	(6,403)	—
Net transfers between other subaccounts
or fixed rate option	1,366,028	1,132,896	1,319,968	—
Miscellaneous transactions	—	325	138	—
Other charges	(1,309)	(831)	(854)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,107,447	1,263,523	1,597,523	50,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,198,712	1,388,804	1,640,071	59,877

NET ASSETS
Beginning of period	—	—	—	—
End of period	$2,198,712	$1,388,804	$1,640,071	$59,877

Beginning units	—	—	—	—
Units issued	205,915	114,829	150,971	5,206
Units redeemed	(5,765)	(2,581)	(453)	—
Ending units	200,150	112,248	150,518	5,206

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$29,044	$(184,240)	$(237,719)	$(273,791)	$(175,874)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	486,196	1,106,794	1,036,963	73,379
Net change in unrealized appreciation (depreciation) on investments	—	893,605	3,082,402	3,220,896	1,725,467
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,044	1,195,561	3,951,477	3,984,068	1,622,972

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,463	1,254	38,079	60,573	35,378
Annuity payments	(1,147)	(86,659)	(65,576)	(78,998)	(124,438)
Surrenders, withdrawals and death benefits	(977,941)	(1,866,134)	(1,560,374)	(1,894,956)	(1,225,951)
Net transfers between other subaccounts
or fixed rate option	238,187	121,750	(222,907)	(154,199)	(163,600)
Miscellaneous transactions	(1,460)	160	(6,979)	(5,484)	(133)
Other charges	(5,414)	(3,662)	(8,026)	(19,254)	(13,399)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(699,312)	(1,833,291)	(1,825,783)	(2,092,318)	(1,492,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(670,268)	(637,730)	2,125,694	1,891,750	130,829

NET ASSETS
Beginning of period	6,213,434	13,399,464	15,238,467	17,214,366	11,645,533
End of period	$5,543,166	$12,761,734	$17,364,161	$19,106,116	$11,776,362

Beginning units	5,292,009	4,972,262	4,371,001	5,460,664	2,557,491
Units issued	317,774	159,742	14,201	59,922	30,027
Units redeemed	(989,936)	(805,592)	(480,008)	(634,708)	(320,635)
Ending units	4,619,847	4,326,412	3,905,194	4,885,878	2,266,883

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Stock Index Portfolio	Prudential Global Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(343,752)	$(60,071)	$(342,503)	$(74,082)	$15,004
Capital gains distributions received	—	—	—	—	64,140
Net realized gain (loss) on shares redeemed	827,049	296,506	2,272,139	235,388	10,147
Net change in unrealized appreciation (depreciation) on investments	6,022,830	800,285	4,535,390	988,498	259,641
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,506,127	1,036,720	6,465,026	1,149,804	348,932

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,719,728	2,084	21,285	1,353,641	—
Annuity payments	(58,980)	(522)	(50,268)	(11,044)	—
Surrenders, withdrawals and death benefits	(2,215,752)	(470,954)	(2,573,872)	(346,209)	(115,355)
Net transfers between other subaccounts
or fixed rate option	1,886,329	(16,433)	(318,698)	123,020	(27,612)
Miscellaneous transactions	7,775	(5,475)	1,333	(303)	(27)
Other charges	(36,843)	(3,255)	(15,136)	(11,992)	(251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,302,257	(494,555)	(2,935,356)	1,107,113	(143,245)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,808,384	542,165	3,529,670	2,256,917	205,687

NET ASSETS
Beginning of period	20,531,253	3,778,794	21,649,322	5,003,796	1,401,452
End of period	$32,339,637	$4,320,959	$25,178,992	$7,260,713	$1,607,139

Beginning units	5,459,734	1,455,883	5,051,540	831,879	821,571
Units issued	1,042,322	11,802	33,790	206,003	10,240
Units redeemed	(825,811)	(204,801)	(588,856)	(112,878)	(84,089)
Ending units	5,676,245	1,262,884	4,496,474	925,004	747,722
The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$54,796	$(31,579)	$(48,214)	$21,596	$(8,842)
Capital gains distributions received	373,142	801,194	534,905	—	148,665
Net realized gain (loss) on shares redeemed	51,571	130,953	93,581	(37,140)	22,068
Net change in unrealized appreciation (depreciation) on investments	800,144	756,329	878,394	983,805	222,644
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,279,653	1,656,897	1,458,666	968,261	384,535

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,071	18,068	13,415	4,381	2,227
Annuity payments	(4,563)	(12,029)	—	—	(11,324)
Surrenders, withdrawals and death benefits	(223,860)	(491,522)	(268,668)	(368,126)	(47,027)
Net transfers between other subaccounts
or fixed rate option	(21,450)	(36,568)	(37,634)	(2,203)	(13,918)
Miscellaneous transactions	365	72	(6)	341	(1)
Other charges	(1,195)	(1,771)	(1,247)	(1,252)	(376)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(234,632)	(523,750)	(294,140)	(366,859)	(70,419)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,045,021	1,133,147	1,164,526	601,402	314,116

NET ASSETS
Beginning of period	5,268,523	6,283,767	4,433,711	3,989,799	1,261,738
End of period	$6,313,544	$7,416,914	$5,598,237	$4,591,201	$1,575,854

Beginning units	1,464,459	2,291,230	1,399,058	1,334,864	387,107
Units issued	13,457	8,570	4,542	32,818	906
Units redeemed	(70,025)	(173,120)	(81,983)	(140,782)	(19,254)
Ending units	1,407,891	2,126,680	1,321,617	1,226,900	368,759
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(91,374)	$12,852	$(29,701)	$(43,617)	$118
Capital gains distributions received	573,893	104,910	298,243	—	55,958
Net realized gain (loss) on shares redeemed	286,661	74,747	(38,743)	280,528	(114,094)
Net change in unrealized appreciation (depreciation) on investments	1,194,171	207,605	307,696	507,385	381,690
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,963,351	400,114	537,495	744,296	323,672

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,468	3,692	1,839	367	1,902
Annuity payments	(4,814)	(24,493)	(1,761)	(85,529)	(58,375)
Surrenders, withdrawals and death benefits	(398,050)	(160,746)	(219,385)	(252,372)	(343,851)
Net transfers between other subaccounts
or fixed rate option	(29,232)	(5,302)	(40,313)	(96,771)	(40,280)
Miscellaneous transactions	147	(20)	(17)	(71)	(17)
Other charges	(1,718)	(381)	(524)	(507)	(309)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(429,199)	(187,250)	(260,161)	(434,883)	(440,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,534,152	212,864	277,334	309,413	(117,258)

NET ASSETS
Beginning of period	5,549,770	1,676,664	1,867,922	2,921,183	1,306,683
End of period	$7,083,922	$1,889,528	$2,145,256	$3,230,596	$1,189,425

Beginning units	1,420,850	478,153	609,960	945,238	720,713
Units issued	24,043	7,177	5,476	1,567	1,944
Units redeemed	(113,639)	(55,156)	(74,494)	(125,718)	(215,544)
Ending units	1,331,254	430,174	540,942	821,087	507,113
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(5,776)	$(105,181)	$(6,110)	$(102,359)	$(27,529)
Capital gains distributions received	52,936	—	51,487	—	—
Net realized gain (loss) on shares redeemed	22,144	343,032	8,257	489,507	73,763
Net change in unrealized appreciation (depreciation) on investments	47,138	1,020,838	80,901	1,556,388	423,010
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	116,442	1,258,689	134,535	1,943,536	469,244

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	2,201	—	8,767	1,595
Annuity payments	—	(27,586)	—	(27,350)	—
Surrenders, withdrawals and death benefits	(57,102)	(456,594)	(11,748)	(505,036)	(189,472)
Net transfers between other subaccounts
or fixed rate option	4,622	63,475	(7,499)	(211,450)	(59,403)
Miscellaneous transactions	(41)	519	—	(394)	(3,206)
Other charges	(69)	(16,972)	(915)	(13,122)	(2,989)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(52,590)	(434,957)	(20,162)	(748,585)	(253,475)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,852	823,732	114,373	1,194,951	215,769

NET ASSETS
Beginning of period	378,743	6,185,109	412,692	5,686,150	1,628,740
End of period	$442,595	$7,008,841	$527,065	$6,881,101	$1,844,509

Beginning units	253,543	2,086,442	202,010	1,767,575	964,649
Units issued	3,723	54,090	14	12,093	6,943
Units redeemed	(33,666)	(183,012)	(8,521)	(183,495)	(145,684)
Ending units	223,600	1,957,520	193,503	1,596,173	825,908
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(397,916)	$(2,589,552)	$(824,337)	$(400,517)	$(288,154)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,627,709	6,527,845	1,158,500	1,520,573	1,598,983
Net change in unrealized appreciation (depreciation) on investments	5,163,356	15,386,321	7,785,263	2,849,948	4,067,348
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,393,149	19,324,614	8,119,426	3,970,004	5,378,177

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,638,902	4,034,830	1,875,806	2,113,117	629,012
Annuity payments	(6,554)	(63,400)	(3,282)	(17,082)	—
Surrenders, withdrawals and death benefits	(2,528,652)	(10,543,354)	(4,896,703)	(2,718,419)	(1,509,235)
Net transfers between other subaccounts
or fixed rate option	(1,121,742)	9,619,605	59,373,779	969,920	1,745,404
Miscellaneous transactions	(12)	(4,713)	(4,296)	337	(1,697)
Other charges	(243,987)	(1,759,708)	(506,229)	(234,145)	(169,136)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,262,045)	1,283,260	55,839,075	113,728	694,348

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,131,104	20,607,874	63,958,501	4,083,732	6,072,525

NET ASSETS
Beginning of period	25,132,365	147,331,470	13,956,301	28,532,420	14,871,379
End of period	$30,263,469	$167,939,344	$77,914,802	$32,616,152	$20,943,904

Beginning units	1,359,928	11,258,620	962,348	1,997,465	772,368
Units issued	371,941	1,822,127	4,384,171	557,072	276,497
Units redeemed	(452,476)	(1,687,213)	(1,004,819)	(532,718)	(226,672)
Ending units	1,279,393	11,393,534	4,341,700	2,021,819	822,193
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(140,833)	$(215,823)	$(962,943)	$(527,322)	$(821,027)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	679,524	676,062	6,435,557	2,685,142	6,458,295
Net change in unrealized appreciation (depreciation) on investments	865,907	2,034,267	10,035,850	6,386,953	8,015,083
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,404,598	2,494,506	15,508,464	8,544,773	13,652,351

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	79,528	256,279	2,136,859	867,363	579,018
Annuity payments	(1,841)	—	(6,926)	(16,993)	—
Surrenders, withdrawals and death benefits	(584,849)	(998,760)	(4,969,556)	(2,705,700)	(4,375,175)
Net transfers between other subaccounts
or fixed rate option	765,877	1,319,141	316,376	1,744,713	3,419,676
Miscellaneous transactions	(809)	789	(1,570)	4,871	(3,191)
Other charges	(79,695)	(120,535)	(565,092)	(313,594)	(481,636)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	178,211	456,914	(3,089,909)	(419,340)	(861,308)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,582,809	2,951,420	12,418,555	8,125,433	12,791,043

NET ASSETS
Beginning of period	7,800,185	12,086,301	54,320,999	30,540,662	46,002,028
End of period	$9,382,994	$15,037,721	$66,739,554	$38,666,095	$58,793,071

Beginning units	437,242	707,790	2,749,901	1,743,492	1,915,488
Units issued	168,948	270,186	768,820	539,432	526,263
Units redeemed	(158,271)	(243,734)	(868,148)	(550,694)	(545,232)
Ending units	447,919	734,242	2,650,573	1,732,230	1,896,519
The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(310,153)	$(463,291)	$(284,445)	$(404,706)	$(377,498)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,289,558	1,611,277	292,470	2,532,387	193,311
Net change in unrealized appreciation (depreciation) on investments	4,486,303	4,235,829	740,847	4,024,636	3,453,620
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,465,708	5,383,815	748,872	6,152,317	3,269,433

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,217,138	878,026	2,913,015	635,587	499,475
Annuity payments	—	(3,751)	(447,587)	—	—
Surrenders, withdrawals and death benefits	(1,478,341)	(2,543,997)	(2,138,077)	(1,327,482)	(1,783,995)
Net transfers between other subaccounts
or fixed rate option	1,364,320	3,436,589	2,917,421	1,857,633	5,213,608
Miscellaneous transactions	395	(634)	(1,124)	(836)	(964)
Other charges	(180,042)	(279,047)	(161,647)	(247,541)	(235,473)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	923,470	1,487,186	3,082,001	917,361	3,692,651

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,389,178	6,871,001	3,830,873	7,069,678	6,962,084

NET ASSETS
Beginning of period	17,359,043	27,100,696	20,602,742	26,070,435	20,245,767
End of period	$24,748,221	$33,971,697	$24,433,615	$33,140,113	$27,207,851

Beginning units	763,496	1,469,914	2,033,398	1,138,228	2,264,362
Units issued	283,810	428,520	968,234	425,981	1,001,679
Units redeemed	(238,455)	(342,131)	(675,900)	(394,958)	(632,126)
Ending units	808,851	1,556,303	2,325,732	1,169,251	2,633,915

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(17,999,325)	$(490,831)	$(409,104)	$(200,303)	$(2,264,493)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	53,326,646	2,803,043	1,339,988	141,459	4,162,795
Net change in unrealized appreciation (depreciation) on investments	161,726,756	6,115,409	4,586,814	76,278	21,908,929
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	197,054,077	8,427,621	5,517,698	17,434	23,807,231

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	26,817,355	862,615	161,560	630,679	7,792,313
Annuity payments	(469,941)	(13,804)	—	(3,480)	(28,053)
Surrenders, withdrawals and death benefits	(81,798,532)	(2,541,113)	(1,618,925)	(873,683)	(7,015,312)
Net transfers between other subaccounts
or fixed rate option	29,443,538	(109,888)	1,733,484	2,078,626	5,983,944
Miscellaneous transactions	23,080	(711)	464	(118)	367
Other charges	(12,712,153)	(301,630)	(251,735)	(133,810)	(1,652,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(38,696,653)	(2,104,531)	24,848	1,698,214	5,081,202

TOTAL INCREASE (DECREASE) IN NET ASSETS	158,357,424	6,323,090	5,542,546	1,715,648	28,888,433

NET ASSETS
Beginning of period	1,037,326,664	30,215,160	21,141,538	14,210,012	122,381,662
End of period	$1,195,684,088	$36,538,250	$26,684,084	$15,925,660	$151,270,095

Beginning units	68,595,679	1,709,504	1,837,554	1,383,930	9,607,346
Units issued	6,701,187	374,183	635,859	441,475	1,422,698
Units redeemed	(8,509,998)	(469,102)	(636,116)	(284,472)	(1,029,889)
Ending units	66,786,868	1,614,585	1,837,297	1,540,933	10,000,155
The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(11,611,844)	$(4,402,472)	$(11,671,327)	$(7,440,780)	$(5,963,683)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	37,774,123	8,598,652	44,923,541	24,904,851	16,321,510
Net change in unrealized appreciation (depreciation) on investments	103,541,916	28,728,910	84,094,280	38,779,182	51,485,967
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	129,704,195	32,925,090	117,346,494	56,243,253	61,843,794

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	22,603,646	2,870,646	25,589,431	16,693,455	10,014,978
Annuity payments	(144,213)	(84,242)	(816,431)	(179,441)	(169,528)
Surrenders, withdrawals and death benefits	(39,627,479)	(16,545,747)	(59,519,053)	(47,992,500)	(26,828,233)
Net transfers between other subaccounts
or fixed rate option	36,831,132	32,403,786	19,003,861	22,142,242	18,908,601
Miscellaneous transactions	(8,915)	(4,753)	(2,506)	(14,881)	8,497
Other charges	(7,368,963)	(2,357,899)	(7,432,994)	(4,867,838)	(4,196,601)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,285,208	16,281,791	(23,177,692)	(14,218,963)	(2,262,286)

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,989,403	49,206,881	94,168,802	42,024,290	59,581,508

NET ASSETS
Beginning of period	621,581,930	222,318,463	667,892,222	433,758,975	335,136,023
End of period	$763,571,333	$271,525,344	$762,061,024	$475,783,265	$394,717,531

Beginning units	40,024,703	18,240,805	44,994,875	32,523,557	25,093,495
Units issued	6,750,491	4,509,526	5,864,422	5,579,393	3,470,965
Units redeemed	(5,691,669)	(3,283,527)	(6,972,692)	(6,500,037)	(3,444,975)
Ending units	41,083,525	19,466,804	43,886,605	31,602,913	25,119,485
The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(17,738,143)	$(9,920,296)	$(1,427,507)	$109,422	$(397,776)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,575,694	32,285,111	11,282,186	—	2,347,320
Net change in unrealized appreciation (depreciation) on investments	156,356,039	91,012,598	12,758,194	—	4,440,078
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	174,193,590	113,377,413	22,612,873	109,422	6,389,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,131,702	14,024,171	6,404,994	1,970,809	950,122
Annuity payments	(109,367)	(153,252)	(23,031)	—	(28,251)
Surrenders, withdrawals and death benefits	(71,825,641)	(43,257,082)	(9,022,851)	(80,262,257)	(2,353,568)
Net transfers between other subaccounts
or fixed rate option	76,618,772	14,358,437	2,248,111	74,981,377	1,093,150
Miscellaneous transactions	15,870	(858)	9,375	(545)	3,121
Other charges	(12,604,750)	(6,974,656)	(816,096)	(156,662)	(217,745)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,226,586	(22,003,240)	(1,199,498)	(3,467,278)	(553,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	186,420,176	91,374,173	21,413,375	(3,357,856)	5,836,451

NET ASSETS
Beginning of period	981,859,311	567,374,679	84,916,872	26,432,011	22,086,767
End of period	$1,168,279,487	$658,748,852	$106,330,247	$23,074,155	$27,923,218

Beginning units	64,493,332	37,242,549	3,096,538	2,871,150	1,038,246
Units issued	10,768,297	3,499,019	974,884	4,992,197	308,185
Units redeemed	(9,736,747)	(4,501,941)	(884,227)	(5,379,503)	(308,635)
Ending units	65,524,882	36,239,627	3,187,195	2,483,844	1,037,796
The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,887,983)	$(177,937)	$(295,913)	$(3,275,046)	$(1,794,814)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,155,927	311,769	1,259,661	23,138,442	3,292,254
Net change in unrealized appreciation (depreciation) on investments	11,279,611	2,089,555	4,994,484	(356,647)	11,081,571
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,547,555	2,223,387	5,958,232	19,506,749	12,579,011

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,862,493	733,287	904,752	—	2,447,388
Annuity payments	(30,699)	—	—	—	(17,509)
Surrenders, withdrawals and death benefits	(16,195,658)	(814,955)	(1,240,360)	(11,445,914)	(10,438,489)
Net transfers between other subaccounts
or fixed rate option	21,150,379	1,725,551	28,280	(507,610,845)	10,827,604
Miscellaneous transactions	(2,577)	(2,395)	(447)	(5,214)	(5,365)
Other charges	(1,736,967)	(104,366)	(209,804)	(2,552,075)	(1,139,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,046,971	1,537,122	(517,579)	(521,614,048)	1,674,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,594,526	3,760,509	5,440,653	(502,107,299)	14,253,583

NET ASSETS
Beginning of period	171,480,455	11,238,647	19,290,908	611,858,761	114,485,712
End of period	$191,074,981	$14,999,156	$24,731,561	$109,751,462	$128,739,295

Beginning units	15,038,927	1,023,641	1,475,982	50,427,163	9,301,442
Units issued	4,137,214	380,116	342,867	8,311,679	2,318,886
Units redeemed	(3,676,102)	(249,410)	(374,750)	(51,334,916)	(2,201,940)
Ending units	15,500,039	1,154,347	1,444,099	7,403,926	9,418,388
The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(125,997)	$(370,557)	$(468,446)	$(6,031,104)	$(3,420,589)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	514,019	317,140	2,217,673	13,234,132	7,602,655
Net change in unrealized appreciation (depreciation) on investments	1,295,180	2,487,023	4,018,566	50,854,727	30,664,836
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,683,202	2,433,606	5,767,793	58,057,755	34,846,902

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	328,572	182,669	1,324,322	6,565,037	6,426,933
Annuity payments	—	—	(2,384)	(78,685)	—
Surrenders, withdrawals and death benefits	(550,337)	(1,305,816)	(2,579,710)	(27,671,056)	(11,200,525)
Net transfers between other subaccounts
or fixed rate option	403,611	4,869,862	3,568,274	23,243,120	12,754,555
Miscellaneous transactions	(219)	(816)	(688)	22,059	(3,981)
Other charges	(72,954)	(252,227)	(281,877)	(4,592,383)	(2,543,164)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	108,673	3,493,672	2,027,937	(2,511,908)	5,433,818

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,791,875	5,927,278	7,795,730	55,545,847	40,280,720

NET ASSETS
Beginning of period	6,998,536	19,786,281	26,492,992	350,823,780	190,855,496
End of period	$8,790,411	$25,713,559	$34,288,722	$406,369,627	$231,136,216

Beginning units	475,857	2,113,540	1,371,403	27,003,521	13,553,914
Units issued	140,772	946,088	557,278	3,289,957	2,088,865
Units redeemed	(126,665)	(613,676)	(454,019)	(3,318,776)	(1,588,411)
Ending units	489,964	2,445,952	1,474,662	26,974,702	14,054,368
The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,243,208)	$(5,105)	$(20)	$(3,167)	$(4,460)
Capital gains distributions received	—	16,161	13,648	17,998	44,311
Net realized gain (loss) on shares redeemed	5,396,178	10,485	(1,573)	22,638	6,437
Net change in unrealized appreciation (depreciation) on investments	24,986,534	42,535	8,573	52,246	7,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	27,139,504	64,076	20,628	89,715	53,315

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,798,185	23,043	—	—	15,494
Annuity payments	(103,287)	—	—	—	—
Surrenders, withdrawals and death benefits	(10,773,657)	(24,287)	(20,295)	(63,623)	(42,090)
Net transfers between other subaccounts
or fixed rate option	20,194,829	55,126	(27,676)	3,957	117,503
Miscellaneous transactions	213	(23)	(17)	—	(3)
Other charges	(2,506,088)	(2,953)	(877)	(3,362)	(2,736)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,610,195	50,906	(48,865)	(63,028)	88,168

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,749,699	114,982	(28,237)	26,687	141,483

NET ASSETS
Beginning of period	179,186,503	272,441	100,974	311,220	215,986
End of period	$220,936,202	$387,423	$72,737	$337,907	$357,469

Beginning units	14,915,693	10,696	6,026	26,264	8,520
Units issued	3,297,528	4,172	443	1,998	6,266
Units redeemed	(2,112,910)	(1,196)	(2,988)	(6,381)	(1,878)
Ending units	16,100,311	13,672	3,481	21,881	12,908
The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,130)	$(2,331)	$(3,866)	$276	$(2,096)
Capital gains distributions received	60,393	13,297	10,127	5,830	15,914
Net realized gain (loss) on shares redeemed	47,299	1,710	(1,391)	2,303	3,803
Net change in unrealized appreciation (depreciation) on investments	12,211	25,967	47,418	20,373	9,733
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	113,773	38,643	52,288	28,782	27,354

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(46,813)	(11,926)	(16,097)	—	(4,646)
Net transfers between other subaccounts
or fixed rate option	(142,622)	(80,321)	67,083	(9,015)	(59,990)
Miscellaneous transactions	(86)	—	(26)	—	—
Other charges	(3,745)	(1,533)	(2,629)	(1,220)	(1,211)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(193,266)	(93,780)	48,331	(10,235)	(65,847)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,493)	(55,137)	100,619	18,547	(38,493)

NET ASSETS
Beginning of period	431,553	195,091	215,439	118,165	173,535
End of period	$352,060	$139,954	$316,058	$136,712	$135,042

Beginning units	26,594	11,255	13,737	9,378	8,799
Units issued	3,555	1,427	5,804	500	1,034
Units redeemed	(13,289)	(6,071)	(2,923)	(1,190)	(3,992)
Ending units	16,860	6,611	16,618	8,688	5,841

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(3,117)	$728	$411	$(3,145)	$(944)
Capital gains distributions received	—	—	9,937	48,206	23,421
Net realized gain (loss) on shares redeemed	(565)	(831)	3,276	1,487	3,093
Net change in unrealized appreciation (depreciation) on investments	38,680	4,350	11,725	1,367	20,703
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	34,998	4,247	25,349	47,915	46,273

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,439)	(18,192)	(21,195)	(925)	(17,558)
Net transfers between other subaccounts
or fixed rate option	46,181	2,331	85,026	13,843	89,182
Miscellaneous transactions	—	—	—	—	—
Other charges	(1,799)	(370)	(1,359)	(2,434)	(2,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	38,943	(16,231)	62,472	10,484	69,605

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,941	(11,984)	87,821	58,399	115,878

NET ASSETS
Beginning of period	154,240	34,964	71,585	172,322	123,798
End of period	$228,181	$22,980	$159,406	$230,721	$239,676

Beginning units	9,396	3,272	4,763	8,822	9,317
Units issued	3,026	263	5,898	1,217	7,474
Units redeemed	(898)	(1,633)	(1,899)	(716)	(2,664)
Ending units	11,524	1,902	8,762	9,323	14,127
The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(149,756)	$(404,587)	$(120,939)	$1,069	$(8,749)
Capital gains distributions received	—	—	—	18,623	63,037
Net realized gain (loss) on shares redeemed	54,677	2,469,095	316,364	(419)	2,280
Net change in unrealized appreciation (depreciation) on investments	151,479	5,694,144	(58,875)	(13,590)	88,338
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	56,400	7,758,652	136,550	5,683	144,906

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,929,289	—	—	—
Annuity payments	—	(4,037)	—	—	—
Surrenders, withdrawals and death benefits	(1,982,237)	(2,213,060)	(506,543)	—	—
Net transfers between other subaccounts
or fixed rate option	11,311,563	856,445	(1,489,319)	4,912	(803)
Miscellaneous transactions	9	(2,897)	17	—	—
Other charges	(206)	(237,041)	(2,215)	(25)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	9,329,129	328,699	(1,998,060)	4,887	(803)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,385,529	8,087,351	(1,861,510)	10,570	144,103

NET ASSETS
Beginning of period	1,489,733	24,467,381	5,937,846	39,363	413,598
End of period	$10,875,262	$32,554,732	$4,076,336	$49,933	$557,701

Beginning units	128,055	1,076,927	496,283	2,550	104,602
Units issued	1,025,531	353,476	247,580	301	45
Units redeemed	(237,854)	(296,912)	(421,498)	(2)	(201)
Ending units	915,732	1,133,491	322,365	2,849	104,446
The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(94,599)	$(417,499)	$(2,350,657)	$(1,760)	$(378,170)
Capital gains distributions received	—	—	—	17,030	—
Net realized gain (loss) on shares redeemed	171,306	999,300	4,637,407	783	797,587
Net change in unrealized appreciation (depreciation) on investments	70,519	10,374,777	19,465,290	21,543	2,141,894
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	147,226	10,956,578	21,752,040	37,596	2,561,311

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,796,712	6,165,526	—	3,262,636
Annuity payments	—	—	(25,333)	—	(112,506)
Surrenders, withdrawals and death benefits	(75,192)	(3,135,950)	(11,772,651)	—	(3,597,466)
Net transfers between other subaccounts
or fixed rate option	(1,564,379)	(2,274,088)	7,676,998	(565)	5,484,901
Miscellaneous transactions	—	1,818	3,469	—	(1,543)
Other charges	(1,296)	(307,855)	(1,696,029)	(11)	(254,238)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,640,867)	2,080,637	351,980	(576)	4,781,784

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,493,641)	13,037,215	22,104,020	37,020	7,343,095

NET ASSETS
Beginning of period	4,816,359	52,994,061	133,698,494	127,126	28,279,964
End of period	$3,322,718	$66,031,276	$155,802,514	$164,146	$35,623,059

Beginning units	429,009	3,831,913	11,402,260	6,496	2,550,988
Units issued	94,002	636,240	1,348,625	25	1,253,533
Units redeemed	(239,160)	(444,204)	(1,276,617)	(47)	(836,397)
Ending units	283,851	4,023,949	11,474,268	6,474	2,968,124
The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(15,162)	$(1,002,158)	$(6,736)	$(220,029)	$(42,277)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	60,215	1,835,910	8,232	794,692	152,806
Net change in unrealized appreciation (depreciation) on investments	(12,285)	11,206,354	116,063	3,550,872	19,400
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,768	12,040,106	117,559	4,125,535	129,929

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	9,571,922	230,418	1,345,903	—
Annuity payments	—	(29,365)	(1,099)	—	—
Surrenders, withdrawals and death benefits	(399,462)	(3,981,313)	(47,390)	(1,208,701)	(1,023,809)
Net transfers between other subaccounts
or fixed rate option	(179,152)	7,221,315	11,128	2,326,428	(2,136,279)
Miscellaneous transactions	20	4,850	(7)	35	(5)
Other charges	(371)	(777,994)	(4,280)	(132,785)	(360)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(578,965)	12,009,415	188,770	2,330,880	(3,160,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(546,197)	24,049,521	306,329	6,456,415	(3,030,524)

NET ASSETS
Beginning of period	1,089,668	51,311,221	728,451	14,199,039	4,128,575
End of period	$543,471	$75,360,742	$1,034,780	$20,655,454	$1,098,051

Beginning units	109,728	4,069,073	71,628	893,489	433,526
Units issued	331	1,519,417	26,419	443,846	32,386
Units redeemed	(56,476)	(627,169)	(8,935)	(304,039)	(358,537)
Ending units	53,583	4,961,321	89,112	1,033,296	107,375
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(24,021)	$(218,228)	$(34,614,882)	$(18,167)	$(12,732)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,604)	1,096,145	1,690,250	65,858	39,535
Net change in unrealized appreciation (depreciation) on investments	454,005	2,813,652	294,984,344	329,720	296,361
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	427,380	3,691,569	262,059,712	377,411	323,164

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	442,075	871,965	515,016,217	286,641	457,716
Annuity payments	(2,170)	—	—	—	—
Surrenders, withdrawals and death benefits	(189,038)	(903,381)	(96,580,514)	(160,639)	(140,375)
Net transfers between other subaccounts
or fixed rate option	133,002	2,155,829	—	(104,319)	(27,073)
Miscellaneous transactions	(98)	253	(5,788)	1,779	414
Other charges	(12,096)	(121,435)	(231,230)	(7,269)	(6,408)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	371,675	2,003,231	418,198,685	16,193	284,274

TOTAL INCREASE (DECREASE) IN NET ASSETS	799,055	5,694,800	680,258,397	393,604	607,438

NET ASSETS
Beginning of period	2,366,208	11,691,077	1,436,313,558	1,755,485	1,196,829
End of period	$3,165,263	$17,385,877	$2,116,571,955	$2,149,089	$1,804,267

Beginning units	231,465	770,298	137,939,994	114,787	74,529
Units issued	72,144	380,480	37,935,530	31,730	33,798
Units redeemed	(39,457)	(256,884)	(1,332,492)	(28,880)	(12,672)
Ending units	264,152	893,894	174,543,032	117,637	95,655
The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(30,039)	$(2,965,540)	$(28,081)	$(58,523)	$(86,183)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	142,747	765,078	95,240	170,501	155,193
Net change in unrealized appreciation (depreciation) on investments	(8,800)	40,547,081	742,599	1,584,097	1,798,522
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	103,908	38,346,619	809,758	1,696,075	1,867,532

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	51,593,297	829,516	869,764	1,968,147
Annuity payments	—	(12,809)	—	—	—
Surrenders, withdrawals and death benefits	(427,766)	(3,929,340)	(237,157)	(446,788)	(886,334)
Net transfers between other subaccounts
or fixed rate option	(1,425,988)	32,763,241	(369,414)	1,496,194	60,629
Miscellaneous transactions	(4)	(9,299)	1,123	188	785
Other charges	(313)	(2,575,195)	(26,281)	(54,378)	(81,298)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,854,071)	77,829,895	197,787	1,864,980	1,061,929

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,750,163)	116,176,514	1,007,545	3,561,055	2,929,461

NET ASSETS
Beginning of period	2,469,134	128,786,261	4,088,516	6,667,991	12,900,004
End of period	$718,971	$244,962,775	$5,096,061	$10,229,046	$15,829,465

Beginning units	227,318	10,900,423	369,233	562,717	1,077,038
Units issued	39,720	6,317,606	77,155	221,571	181,350
Units redeemed	(205,132)	(357,496)	(56,839)	(69,638)	(87,914)
Ending units	61,906	16,860,533	389,549	714,650	1,170,474
The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(15,878)	$(21,900)	$(39,840)	$(2,712)	$(11,353)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,290	38,644	76,204	(2,163)	40,750
Net change in unrealized appreciation (depreciation) on investments	150,646	766,505	445,001	(13,326)	426,833
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	149,058	783,249	481,365	(18,201)	456,230

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	132,276	353,790	646,139	17,924	245,274
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(203,075)	(108,150)	(612,361)	(18,325)	(67,549)
Net transfers between other subaccounts
or fixed rate option	(147,836)	(40,545)	(1,277)	(12,449)	(161,013)
Miscellaneous transactions	55	—	215	—	9
Other charges	(15,986)	(21,097)	(38,340)	(2,555)	(10,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(234,566)	183,998	(5,624)	(15,405)	6,497

TOTAL INCREASE (DECREASE) IN NET ASSETS	(85,508)	967,247	475,741	(33,606)	462,727

NET ASSETS
Beginning of period	2,844,635	3,053,896	5,965,925	486,064	1,644,977
End of period	$2,759,127	$4,021,143	$6,441,666	$452,458	$2,107,704

Beginning units	297,180	268,817	580,670	50,898	153,369
Units issued	24,890	34,008	98,149	3,353	20,173
Units redeemed	(48,758)	(17,736)	(97,960)	(5,105)	(18,449)
Ending units	273,312	285,089	580,859	49,146	155,093

The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(8,832)	$(710,403)	$(258,282)	$(10,864)	$(4,058)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,412	406,013	899,710	23,233	2,285
Net change in unrealized appreciation (depreciation) on investments	66,850	7,237,832	400,353	103,027	49,739
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	61,430	6,933,442	1,041,781	115,396	47,966

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	697,246	6,372,169	—	236,554	126,600
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(79,490)	(1,184,138)	(1,773,411)	(110,326)	(25,807)
Net transfers between other subaccounts
or fixed rate option	141,850	6,462,473	(6,240,807)	(63,702)	162,365
Miscellaneous transactions	10	(171)	371	10	7
Other charges	(8,029)	(630,405)	(2,485)	(10,417)	(3,584)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	751,587	11,019,928	(8,016,332)	52,119	259,581

TOTAL INCREASE (DECREASE) IN NET ASSETS	813,017	17,953,370	(6,974,551)	167,515	307,547

NET ASSETS
Beginning of period	1,085,236	35,438,213	17,163,806	1,820,521	506,286
End of period	$1,898,253	$53,391,583	$10,189,255	$1,988,036	$813,833

Beginning units	114,622	3,257,536	1,787,719	170,573	48,784
Units issued	95,451	1,281,459	581,637	34,742	26,546
Units redeemed	(18,952)	(327,965)	(1,391,809)	(29,009)	(2,982)
Ending units	191,121	4,211,030	977,547	176,306	72,348
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST QMA International Core Equity Portfolio	AST Managed Alternatives Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,782)	$(12,919)	$(6,055)	$(12,481)	$31,341
Capital gains distributions received	—	—	—	—	210,071
Net realized gain (loss) on shares redeemed	10,411	18,408	4,046	4,766	27,099
Net change in unrealized appreciation (depreciation) on investments	38,630	288,364	152,164	99,489	606,493
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,259	293,853	150,155	91,774	875,004

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	238,941	286,308	160,761	378,837	574,043
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(32,296)	(91,069)	(46,933)	(133,278)	(236,792)
Net transfers between other subaccounts
or fixed rate option	(81,998)	17,122	(58,285)	(42,961)	(1,127,440)
Miscellaneous transactions	—	—	13	121	200
Other charges	(4,250)	(12,315)	(5,905)	(11,889)	(32,776)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	120,397	200,046	49,651	190,830	(822,765)

TOTAL INCREASE (DECREASE) IN NET ASSETS	164,656	493,899	199,806	282,604	52,239

NET ASSETS
Beginning of period	696,752	1,804,324	885,649	1,932,941	5,279,973
End of period	$861,408	$2,298,223	$1,085,455	$2,215,545	$5,332,212

Beginning units	64,799	175,320	89,509	203,173	494,628
Units issued	23,106	37,065	26,985	46,426	51,148
Units redeemed	(12,041)	(17,791)	(22,159)	(27,138)	(118,530)
Ending units	75,864	194,594	94,335	222,461	427,246
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$57,684	$(176,149)	$2,888	$(39,522)	$(44,003)
Capital gains distributions received	6,081	—	—	—	—
Net realized gain (loss) on shares redeemed	12,372	635,981	7,283	355,477	26,334
Net change in unrealized appreciation (depreciation) on investments	215,216	394,082	73,739	(83,533)	91,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	291,353	853,914	83,910	232,422	73,982

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	265,555	—	49,903	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(152,765)	(931,201)	(38,629)	(211,917)	(268,320)
Net transfers between other subaccounts
or fixed rate option	(67,278)	(7,237,289)	11,883	(3,886,206)	4,046,505
Miscellaneous transactions	(25)	(191)	—	27,361	—
Other charges	(14,060)	(3,099)	(703)	(468)	(302)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	31,427	(8,171,780)	22,454	(4,071,230)	3,777,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	322,780	(7,317,866)	106,364	(3,838,808)	3,851,865

NET ASSETS
Beginning of period	2,159,456	12,857,120	378,177	4,900,737	149,942
End of period	$2,482,236	$5,539,254	$484,541	$1,061,929	$4,001,807

Beginning units	195,355	1,345,255	34,561	509,661	15,549
Units issued	28,665	280,988	5,576	347,094	413,422
Units redeemed	(25,372)	(1,094,335)	(3,405)	(756,017)	(52,187)
Ending units	198,648	531,908	36,732	100,738	376,784

The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST American Funds Growth Allocation Portfolio	AST Bond Portfolio 2030	AST BlackRock 80/20 Target Allocation ETF Portfolio	AST BlackRock 60/40 Target Allocation ETF Portfolio	AST Dimensional Global Core Allocation Portfolio
	1/1/2019	1/2/2019*	1/28/2019*	1/28/2019*	11/18/2019*
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(731,228)	$(18,767)	$(164,217)	$(105,319)	$(4)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	56,778	(7,590)	18,572	3,739	—
Net change in unrealized appreciation (depreciation) on investments	9,425,619	(13,939)	1,987,397	1,113,677	58
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,751,169	(40,296)	1,841,752	1,012,097	54

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	40,213,182	—	24,903,441	17,179,100	8,522
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(643,807)	(179,466)	(24,312)	(47,151)	—
Net transfers between other subaccounts
or fixed rate option	3,012,611	2,144,996	842,826	268,466	—
Miscellaneous transactions	7,102	17,211	582	234	—
Other charges	(580,327)	—	(101,769)	(58,270)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	42,008,761	1,982,741	25,620,768	17,342,379	8,522

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,759,930	1,942,445	27,462,520	18,354,476	8,576

NET ASSETS
Beginning of period	23,479,499	—	—	—	—
End of period	$74,239,429	$1,942,445	$27,462,520	$18,354,476	$8,576

Beginning units	2,482,095	—	—	—	—
Units issued	4,168,166	674,795	2,318,854	1,571,372	833
Units redeemed	(141,634)	(501,546)	(64,445)	(10,327)	—
Ending units	6,508,627	173,249	2,254,409	1,561,045	833

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A90

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
DECEMBER 31, 2020

Note 1:    General

Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on May 20, 1996 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Select	Strategic Partners Advisor
Prudential Defined Income Annuity	Strategic Partners FlexElite
Prudential MyRock Advisor New York Variable Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
Prudential Diversified Bond Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
Prudential Equity Portfolio (Class I)	AST T. Rowe Price Large-Cap Value Portfolio
Prudential Value Portfolio (Class I)	AST High Yield Portfolio
Prudential High Yield Bond Portfolio	AST Small-Cap Growth Opportunities Portfolio
Prudential Stock Index Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
Prudential Global Portfolio	AST Small-Cap Value Portfolio
Prudential Jennison Portfolio (Class I)	AST Mid-Cap Growth Portfolio
Prudential Small Capitalization Stock Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio
T. Rowe Price International Stock Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Class)	AST MFS Growth Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Janus Henderson VIT Research Portfolio (Institutional Shares)	AST BlackRock Low Duration Bond Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	AST QMA US Equity Alpha Portfolio
MFS® Research Series (Initial Class)	AST T. Rowe Price Natural Resources Portfolio
MFS® Growth Series (Initial Class)	AST T. Rowe Price Asset Allocation Portfolio
American Century VP Value Fund (Class I)	AST MFS Global Equity Portfolio
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	AST J.P. Morgan International Equity Portfolio
Prudential Jennison 20/20 Focus Portfolio (Class I)	AST Templeton Global Bond Portfolio*
Davis Value Portfolio	AST Wellington Management Hedged Equity Portfolio
AB VPS Large Cap Growth Portfolio (Class B)	AST Capital Growth Asset Allocation Portfolio
Prudential SP Small Cap Value Portfolio (Class I)	AST Academic Strategies Asset Allocation Portfolio
Janus Henderson VIT Research Portfolio (Service Shares)	AST Balanced Asset Allocation Portfolio
SP Prudential U.S. Emerging Growth Portfolio (Class I)	AST Preservation Asset Allocation Portfolio
Prudential SP International Growth Portfolio (Class I)	AST Fidelity Institutional AM℠ Quantitative Portfolio

A91

Note 1:    General (Continued)

AST Prudential Growth Allocation Portfolio	AST PIMCO Dynamic Bond Portfolio*
AST Advanced Strategies Portfolio	AST Legg Mason Diversified Growth Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio	AST Bond Portfolio 2026
AST Government Money Market Portfolio	AST AB Global Bond Portfolio*
AST Small-Cap Growth Portfolio	AST Goldman Sachs Global Income Portfolio*
AST BlackRock/Loomis Sayles Bond Portfolio	AST Global Bond Portfolio
AST International Value Portfolio	(formerly AST Wellington Management Global Bond Portfolio)
AST International Growth Portfolio	AST Neuberger Berman Long/Short Portfolio*
AST Investment Grade Bond Portfolio	AST QMA International Core Equity Portfolio
AST Western Asset Core Plus Bond Portfolio	AST Managed Alternatives Portfolio*
AST Cohen & Steers Global Realty Portfolio	Blackrock Global Allocation V.I. Fund (Class III)
AST Emerging Markets Equity Portfolio	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
(formerly AST Parametric Emerging Markets Equity Portfolio)	AST Bond Portfolio 2027
AST Goldman Sachs Small-Cap Value Portfolio	NVIT Emerging Markets Fund (Class D)
AST AllianzGI World Trends Portfolio	AST Bond Portfolio 2028****
AST J.P. Morgan Global Thematic Portfolio	AST Bond Portfolio 2029****
AST Goldman Sachs Multi-Asset Portfolio	AST American Funds Growth Allocation Portfolio
ProFund VP Consumer Services	AST Bond Portfolio 2030
ProFund VP Consumer Goods	AST BlackRock 80/20 Target Allocation ETF Portfolio
ProFund VP Financials	AST BlackRock 60/40 Target Allocation ETF Portfolio
ProFund VP Health Care	AST Dimensional Global Core Allocation Portfolio
ProFund VP Industrials	AST Bond Portfolio 2031
ProFund VP Mid-Cap Growth	MFS® International Growth Portfolio (Service Shares)
ProFund VP Mid-Cap Value	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)
ProFund VP Real Estate	MFS® Technology Portfolio (Service Shares)
ProFund VP Small-Cap Growth	MFS® Mid Cap Growth Series (Service Shares)
ProFund VP Small-Cap Value	MFS® New Discovery Series (Service Shares)
ProFund VP Telecommunications	MFS® Research Series (Service Shares)
ProFund VP Utilities	MFS® Total Return Bond Series (Service Shares)
ProFund VP Large-Cap Growth	MFS® Total Return Series (Service Shares)
ProFund VP Large-Cap Value	MFS® Utilities Series (Service Shares)
AST Bond Portfolio 2020***	American Funds IS Asset Allocation Fund (Class 4)
AST Jennison Large-Cap Growth Portfolio	American Funds IS Blue Chip
AST Bond Portfolio 2021	Income and Growth Fund (Class 4)
Wells Fargo VT International Equity Fund (Class 1)	American Funds IS Bond Fund (Class 4)
Wells Fargo VT Omega Growth Fund (Class 1)	American Funds IS Global Growth and Income Fund (Class 4)
AST Bond Portfolio 2022	American Funds IS Global Small Capitalization Fund (Class 4)
AST Quantitative Modeling Portfolio	American Funds IS Growth Fund (Class 4)
AST BlackRock Global Strategies Portfolio	American Funds IS Growth-Income Fund (Class 4)
Wells Fargo VT Opportunity Fund (Class 1)	American Funds IS International Fund (Class 4)
AST Prudential Core Bond Portfolio	American Funds IS New World Fund® (Class 4)
AST Bond Portfolio 2023	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
AST MFS Growth Allocation Portfolio	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
AST Western Asset Emerging Markets Debt Portfolio	BlackRock Capital Appreciation V.I. Fund (Class III)
AST MFS Large-Cap Value Portfolio	BlackRock Equity Dividend V.I. Fund (Class III)
AST Bond Portfolio 2024	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
AST AQR Emerging Markets Equity Portfolio*	Fidelity® VIP Balanced Portfolio (Service Class 2)
AST ClearBridge Dividend Growth Portfolio	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
AST Multi-Sector Fixed Income Portfolio	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
AST AQR Large-Cap Portfolio*	Fidelity® VIP Health Care Portfolio (Service Class 2)
AST Large-Cap Core Portfolio	BlackRock Basic Value V.I. Fund (Class III)
(formerly AST QMA Large-Cap Portfolio)	American Funds IS Asset Allocation Fund (Class 1)**
AST Bond Portfolio 2025	American Funds IS Blue Chip Income and Growth Fund (Class 1)**
AST T. Rowe Price Growth Opportunities Portfolio	American Funds IS Bond Fund (Class 1)**
AST Goldman Sachs Global Growth Allocation Portfolio*	American Funds IS Growth Fund (Class 1)**
AST T. Rowe Price Diversified Real Growth Portfolio	American Funds IS Growth-Income Fund (Class 1)**
AST Prudential Flexible Multi-Strategy Portfolio	American Funds IS Ultra-Short Bond Fund (Class 1)**
AST Franklin Templeton K2 Global Absolute Return Portfolio*	American Funds IS U.S. Government/
AST Managed Equity Portfolio*	AAA-Rated Securities Fund (Class 1)**
AST Managed Fixed Income Portfolio*	AST Western Asset Corporate Bond Portfolio**
AST FQ Absolute Return Currency Portfolio*	AST T. Rowe Price Corporate Bond Portfolio**
AST Jennison Global Infrastructure Portfolio*	AST PIMCO Corporate Bond Portfolio**
A92

Note 1:    General (Continued)

AST Prudential Corporate Bond Portfolio**	ClearBridge Variable Mid Cap Portfolio (Class I)**
AST BlackRock Corporate Bond Portfolio**	ClearBridge Variable Small Cap Growth Portfolio (Class I)**
BlackRock Advantage Large Cap Core V.I. Fund (Class I)**	QS Variable Conservative Growth (Class I)**
BlackRock Basic Value V.I. Fund (Class I)**	QS Variable Growth (Class I)**
BlackRock Capital Appreciation V.I. Fund (Class I)**	QS Variable Moderate Growth (Class I)**
BlackRock Equity Dividend V.I. Fund (Class I)**	Western Asset Core Plus VIT Portfolio (Class I)**
BlackRock Global Allocation V.I. Fund (Class I)**	Western Asset Variable Global High Yield Bond Portfolio (Class I)**
BlackRock Large Cap Focus Growth V.I. Fund (Class I)**	MFS® Utilities Series (Initial Class)**
Prudential Conservative Balanced Portfolio**	MFS® Investors Trust Series (Initial Class)**
DFA VA Global Bond Portfolio**	MFS® New Discovery Series (Initial Class)**
DFA VA Global Moderate Allocation Portfolio**	MFS® Total Return Series (Initial Class)**
DFA VA International Small Portfolio**	MFS® Mid Cap Growth Series (Initial Class)**
DFA VA International Value Portfolio**	MFS® International Intrinsic Value Portfolio (Initial Class)**
DFA VA Short-Term Fixed Portfolio**	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)**
DFA VA U.S. Large Value Portfolio**	MFS® Technology Portfolio (Initial Class)**
DFA VA U.S. Targeted Value Portfolio**	MFS® Investors Trust Series (Service Shares)**
Fidelity® VIP Balanced Portfolio (Initial Class)**	MFS® Total Return Bond Series (Initial Class)**
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)**	MFS® Value Series (Initial Class)**
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)**	Prudential Natural Resources Portfolio (Class I)**
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)**	Vanguard Equity Index Portfolio**
Fidelity® VIP Emerging Markets Portfolio (Initial Class)**	Vanguard Global Bond Index**
Fidelity® VIP Financial Services Portfolio (Initial Class)**	Vanguard Mid-Cap Index Portfolio**
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)**	Vanguard Real Estate Index Portfolio**
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)**	Vanguard Total Bond Market Index Portfolio**
Fidelity® VIP Growth Portfolio (Initial Class)**	Vanguard Total International Stock Index Portfolio**
Fidelity® VIP Health Care Portfolio (Initial Class)**	Vanguard Total Stock Market Index Portfolio**
Fidelity® VIP High Income Portfolio (Initial Class)**	Vanguard Balanced Portfolio**
Fidelity® VIP Industrials Portfolio (Initial Class)**	Vanguard Capital Growth Portfolio**
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)**	Vanguard Conservative Allocation Portfolio**
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)**	Vanguard Diversified Value Portfolio**
Fidelity® VIP Mid Cap Portfolio (Initial Class)**	Vanguard Equity Income Portfolio**
Fidelity® VIP Strategic Income Portfolio (Initial Class)**	Vanguard Growth Portfolio**
Fidelity® VIP Technology Portfolio (Initial Class)**	Vanguard High Yield Bond Portfolio**
Fidelity® VIP Utilities Portfolio (Initial Class)**	Vanguard International Portfolio**
Prudential Flexible Managed Portfolio**	Vanguard Moderate Allocation Portfolio**
Prudential Government Income Portfolio**	Vanguard Short-Term Investment Grade Portfolio**
ClearBridge Variable Aggressive Growth Portfolio (Class I)**	Wells Fargo VT Small Cap Growth Fund (Class 1)**
ClearBridge Variable Appreciation Portfolio (Class I)**
ClearBridge Variable Dividend Strategy Portfolio (Class I)**
ClearBridge Variable Large Cap Growth Portfolio (Class I)**

*    Subaccount was no longer available for investment as of December 31, 2020.
**    Subaccount was available for investment but had no assets as of December 31, 2020, and had no activity during 2020.
***    Subaccount liquidated during the period ended December 31, 2020.
****    Subaccount was available for investment but had no assets as of December 31, 2020.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2020 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.
A93

Note 1:    General (Continued)

Merger Date	Removed Portfolio	Surviving Portfolio
April 24, 2020	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
April 24, 2020	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
April 24, 2020	AST Managed Equity Portfolio	AST Government Money Market Portfolio
April 24, 2020	AST Managed Fixed Income Portfolio	AST Government Money Market Portfolio
April 24, 2020	AST Managed Alternatives Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST AQR Large-Cap Portfolio	AST Large-Cap Core Portfolio
August 14, 2020	AST AQR Emerging Markets Equity Portfolio	AST Emerging Markets Equity Portfolio
August 14, 2020	AST FQ Absolute Return Currency Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST Neuberger Berman Long/Short Portfolio	AST Government Money Market Portfolio
August 14, 2020	AST Jennison Global Infrastructure Portfolio	AST Government Money Market Portfolio
November 13, 2020	AST Templeton Global Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST PIMCO Dynamic Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST AB Global Bond Portfolio	AST Global Bond Portfolio
November 13, 2020	AST Goldman Sachs Global Income Portfolio	AST Global Bond Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

A94

Note 2:    Significant Accounting Policies (Continued)

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$2,312,457	$2,481,084
Prudential Diversified Bond Portfolio	235,150	1,807,696
Prudential Equity Portfolio (Class I)	36,012	2,941,616
Prudential Value Portfolio (Class I)	346,697	2,905,216
Prudential High Yield Bond Portfolio	245,806	1,993,198
Prudential Stock Index Portfolio	13,342,476	9,322,528
Prudential Global Portfolio	28,220	663,467
Prudential Jennison Portfolio (Class I)	189,650	6,732,202
Prudential Small Capitalization Stock Portfolio	2,444,981	2,057,631
T. Rowe Price International Stock Portfolio	63,789	372,342
T. Rowe Price Equity Income Portfolio (Equity Income Class)	89,925	811,140
Invesco V.I. Core Equity Fund (Series I)	102,882	1,280,250
A95

Note 5:    Purchases and Sales of Investments (Continued)

	Purchases	Sales
Janus Henderson VIT Research Portfolio (Institutional Shares)	$21,611	$1,450,491
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	56,313	651,849
MFS® Research Series (Initial Class)	3,010	243,603
MFS® Growth Series (Initial Class)	211,904	1,555,222
American Century VP Value Fund (Class I)	44,658	293,004
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	58,021	567,725
Prudential Jennison 20/20 Focus Portfolio (Class I)	10,236	404,856
Davis Value Portfolio	13,885	188,037
AB VPS Large Cap Growth Portfolio (Class B)	84,015	131,505
Prudential SP Small Cap Value Portfolio (Class I)	301,183	1,035,942
Janus Henderson VIT Research Portfolio (Service Shares)	2,172	100,948
SP Prudential U.S. Emerging Growth Portfolio (Class I)	69,139	1,518,982
Prudential SP International Growth Portfolio (Class I)	6,070	508,880
AST Cohen & Steers Realty Portfolio	14,861,334	15,988,078
AST J.P. Morgan Strategic Opportunities Portfolio	73,637,495	88,645,292
AST T. Rowe Price Large-Cap Value Portfolio	42,998,571	40,099,141
AST High Yield Portfolio	13,084,376	13,154,296
AST Small-Cap Growth Opportunities Portfolio	11,475,036	13,847,590
AST WEDGE Capital Mid-Cap Value Portfolio	6,267,393	5,816,881
AST Small-Cap Value Portfolio	9,522,194	10,385,115
AST Mid-Cap Growth Portfolio	28,420,368	38,690,588
AST Hotchkis & Wiley Large-Cap Value Portfolio	19,518,934	19,402,071
AST Loomis Sayles Large-Cap Growth Portfolio	24,058,896	35,812,243
AST MFS Growth Portfolio	12,990,296	15,303,457
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	20,413,299	19,678,664
AST BlackRock Low Duration Bond Portfolio	16,379,452	13,931,161
AST QMA US Equity Alpha Portfolio	14,258,376	16,257,445
AST T. Rowe Price Natural Resources Portfolio	19,923,517	18,243,152
AST T. Rowe Price Asset Allocation Portfolio	427,703,372	525,844,197
AST MFS Global Equity Portfolio	17,063,026	19,012,216
AST J.P. Morgan International Equity Portfolio	18,038,065	18,201,862
AST Templeton Global Bond Portfolio	8,950,110	24,097,722
AST Wellington Management Hedged Equity Portfolio	78,630,982	84,866,097
AST Capital Growth Asset Allocation Portfolio	327,197,385	365,518,382
AST Academic Strategies Asset Allocation Portfolio	160,883,531	179,553,346
AST Balanced Asset Allocation Portfolio	232,199,085	288,781,466
AST Preservation Asset Allocation Portfolio	164,783,086	192,181,882
AST Fidelity Institutional AM℠ Quantitative Portfolio	170,359,316	197,387,434
AST Prudential Growth Allocation Portfolio	637,966,217	722,957,463
AST Advanced Strategies Portfolio	251,316,606	306,528,372
AST T. Rowe Price Large-Cap Growth Portfolio	43,609,862	57,801,099
AST Government Money Market Portfolio	91,801,130	61,803,010
AST Small-Cap Growth Portfolio	12,127,438	16,851,331
AST BlackRock/Loomis Sayles Bond Portfolio	108,690,459	113,736,150
AST International Value Portfolio	7,073,117	6,994,972
AST International Growth Portfolio	12,970,286	15,203,542
A96

Note 5:    Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Investment Grade Bond Portfolio	$3,301,120,503	$3,465,386,094
AST Western Asset Core Plus Bond Portfolio	70,930,867	71,413,269
AST Cohen & Steers Global Realty Portfolio	6,310,253	5,560,080
AST Emerging Markets Equity Portfolio	24,919,255	20,641,425
AST Goldman Sachs Small-Cap Value Portfolio	21,417,015	20,009,986
AST AllianzGI World Trends Portfolio	174,191,267	208,415,985
AST J.P. Morgan Global Thematic Portfolio	118,675,925	134,182,417
AST Goldman Sachs Multi-Asset Portfolio	126,125,831	139,669,433
ProFund VP Consumer Services	182,580	143,711
ProFund VP Consumer Goods	38,167	47,419
ProFund VP Financials	80,016	99,303
ProFund VP Health Care	104,191	97,646
ProFund VP Industrials	245,250	227,874
ProFund VP Mid-Cap Growth	66,214	98,438
ProFund VP Mid-Cap Value	173,561	238,190
ProFund VP Real Estate	41,922	21,269
ProFund VP Small-Cap Growth	33,939	82,143
ProFund VP Small-Cap Value	93,329	116,659
ProFund VP Telecommunications	8,366	6,621
ProFund VP Utilities	73,685	41,441
ProFund VP Large-Cap Growth	99,386	128,537
ProFund VP Large-Cap Value	96,715	106,818
AST Bond Portfolio 2020	3,679,775	14,699,081
AST Jennison Large-Cap Growth Portfolio	24,240,094	24,267,308
AST Bond Portfolio 2021	12,180,584	4,637,076
Wells Fargo VT International Equity Fund (Class 1)	2,487	31,415
Wells Fargo VT Omega Growth Fund (Class 1)	—	89,237
AST Bond Portfolio 2022	2,132,121	3,267,795
AST Quantitative Modeling Portfolio	13,763,417	7,398,570
AST BlackRock Global Strategies Portfolio	76,291,159	84,032,404
Wells Fargo VT Opportunity Fund (Class 1)	—	44,055
AST Prudential Core Bond Portfolio	22,999,356	16,224,076
AST Bond Portfolio 2023	61,783	102,103
AST MFS Growth Allocation Portfolio	52,627,825	49,245,225
AST Western Asset Emerging Markets Debt Portfolio	348,221	118,872
AST MFS Large-Cap Value Portfolio	12,480,933	10,588,053
AST Bond Portfolio 2024	1,620,405	2,565,529
AST AQR Emerging Markets Equity Portfolio	306,009	3,432,318
AST ClearBridge Dividend Growth Portfolio	10,697,630	9,432,714
AST Multi-Sector Fixed Income Portfolio	118,091,191	67,013,461
AST AQR Large-Cap Portfolio	278,773	2,426,840
AST Large-Cap Core Portfolio	2,980,313	358,503
AST Bond Portfolio 2025	1,836,022	2,401,311
AST T. Rowe Price Growth Opportunities Portfolio	195,451,614	181,173,425
AST Goldman Sachs Global Growth Allocation Portfolio	138,173	4,653,506
AST T. Rowe Price Diversified Real Growth Portfolio	5,572,433	1,502,792
A97

Note 5:    Purchases and Sales of Investments (Continued)

	Purchases	Sales
AST Prudential Flexible Multi-Strategy Portfolio	$7,215,340	$2,703,512
AST Franklin Templeton K2 Global Absolute Return Portfolio	170,947	2,714,595
AST Managed Equity Portfolio	34,091	3,222,178
AST Managed Fixed Income Portfolio	32,878	6,358,387
AST FQ Absolute Return Currency Portfolio	10,544	572,400
AST Jennison Global Infrastructure Portfolio	125,920	2,161,153
AST PIMCO Dynamic Bond Portfolio	1,497,839	3,444,020
AST Legg Mason Diversified Growth Portfolio	40,396,824	39,443,390
AST Bond Portfolio 2026	2,646,920	12,117,681
AST AB Global Bond Portfolio	449,276	2,506,809
AST Goldman Sachs Global Income Portfolio	709,459	1,587,867
AST Global Bond Portfolio	23,624,625	639,110
AST Neuberger Berman Long/Short Portfolio	217,737	2,584,394
AST QMA International Core Equity Portfolio	276,896	95,873
AST Managed Alternatives Portfolio	25,717	2,275,811
Blackrock Global Allocation V.I. Fund (Class III)	1,920,687	715,992
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	657,496	576,946
AST Bond Portfolio 2027	2,835,527	7,121,612
NVIT Emerging Markets Fund (Class D)	3,291	143,110
AST Bond Portfolio 2028	9,329	1,130,954
AST Bond Portfolio 2029	179,787	4,378,064
AST American Funds Growth Allocation Portfolio	56,258,769	48,408,347
AST Bond Portfolio 2030	31,245,763	25,289,278
AST BlackRock 80/20 Target Allocation ETF Portfolio	33,119,891	23,194,818
AST BlackRock 60/40 Target Allocation ETF Portfolio	15,944,750	9,282,713
AST Dimensional Global Core Allocation Portfolio	983,008	561,614
AST Bond Portfolio 2031	14,619,761	4,160,479
MFS® International Growth Portfolio (Service Shares)	272,858	70,747
MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares)	50,712	73
MFS® Technology Portfolio (Service Shares)	1,543,889	159,713
MFS® Mid Cap Growth Series (Service Shares)	471,995	91,090
MFS® New Discovery Series (Service Shares)	170,947	1,132
MFS® Research Series (Service Shares)	115,275	1,126
MFS® Total Return Bond Series (Service Shares)	2,664,752	883,376
MFS® Total Return Series (Service Shares)	588,880	112,495
MFS® Utilities Series (Service Shares)	649,632	5,649
American Funds IS Asset Allocation Fund (Class 4)	858,504	29,724
American Funds IS Blue Chip Income and Growth Fund (Class 4)	227,492	1,690
American Funds IS Bond Fund (Class 4)	244,908	642
American Funds IS Global Growth and Income Fund (Class 4)	77,601	33,923
American Funds IS Global Small Capitalization Fund (Class 4)	38,339	23
American Funds IS Growth Fund (Class 4)	1,736,819	15,562
American Funds IS Growth-Income Fund (Class 4)	399,755	67,450
American Funds IS International Fund (Class 4)	30,350	78
American Funds IS New World Fund® (Class 4)	281,307	52,012
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	180,016	147
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	31,760	70
BlackRock Capital Appreciation V.I. Fund (Class III)	136,658	268
A98

Note 5:    Purchases and Sales of Investments (Continued)

	Purchases	Sales
BlackRock Equity Dividend V.I. Fund (Class III)	$226,596	$68,458
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	198,127	260
Fidelity® VIP Balanced Portfolio (Service Class 2)	1,519,891	54,441
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	2,164,115	58,532
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	1,294,221	31,688
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,601,951	5,662
BlackRock Basic Value V.I. Fund (Class III)	50,840	49

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the
A99

Note 6:    Related Party Transactions (Continued)
benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:    Financial Highlights

Pruco Life of New Jersey sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A100

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	4,551	$0.91	to	$9.77	$5,391	0.30%	1.00%	to	1.75%	-1.38%	to	-0.70%
December 31, 2019	4,620	$0.92	to	$9.84	$5,543	1.91%	1.00%	to	1.75%	0.17%	to	0.91%
December 31, 2018	5,292	$0.92	to	$9.75	$6,213	1.51%	1.00%	to	1.75%	-0.24%	to	0.52%
December 31, 2017	6,350	$0.92	to	$9.70	$7,457	0.55%	1.00%	to	1.75%	-1.19%	to	-0.44%
December 31, 2016	7,027	$0.93	to	$9.74	$8,291	0.09%	1.00%	to	1.75%	-1.58%	to	-0.90%

	Prudential Diversified Bond Portfolio
December 31, 2020	3,863	$2.72	to	$3.16	$12,186	0.00%	1.35%	to	1.40%	6.95%	to	7.01%
December 31, 2019	4,326	$2.40	to	$2.95	$12,762	0.00%	1.35%	to	1.65%	9.10%	to	9.42%
December 31, 2018	4,972	$2.20	to	$2.70	$13,399	0.00%	1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	5,697	$2.24	to	$2.74	$15,603	0.00%	1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	6,274	$2.12	to	$2.60	$16,285	0.00%	1.35%	to	1.65%	3.88%	to	4.19%

	Prudential Equity Portfolio (Class I)
December 31, 2020	3,290	$3.65	to	$5.98	$18,760	0.00%	1.35%	to	1.80%	26.72%	to	27.28%
December 31, 2019	3,905	$2.70	to	$4.70	$17,364	0.00%	1.35%	to	1.80%	26.60%	to	27.17%
December 31, 2018	4,371	$2.13	to	$3.70	$15,238	0.00%	1.35%	to	1.80%	-6.55%	to	-6.13%
December 31, 2017	5,154	$2.28	to	$3.94	$19,207	0.00%	1.35%	to	1.80%	23.56%	to	24.11%
December 31, 2016	5,867	$1.84	to	$3.18	$17,601	0.00%	1.35%	to	1.80%	1.95%	to	2.39%

	Prudential Value Portfolio (Class I)
December 31, 2020	4,160	$2.58	to	$5.24	$16,791	0.00%	1.35%	to	1.80%	1.75%	to	2.20%
December 31, 2019	4,886	$2.54	to	$5.13	$19,106	0.00%	1.35%	to	1.80%	23.83%	to	24.38%
December 31, 2018	5,461	$2.05	to	$4.13	$17,214	0.00%	1.35%	to	1.80%	-11.48%	to	-11.09%
December 31, 2017	6,702	$2.32	to	$4.64	$24,414	0.00%	1.35%	to	1.80%	14.92%	to	15.43%
December 31, 2016	7,755	$2.02	to	$4.03	$24,239	0.00%	1.35%	to	1.80%	9.43%	to	9.92%

	Prudential High Yield Bond Portfolio
December 31, 2020	1,983	$3.03	to	$20.21	$10,712	0.00%	1.35%	to	1.80%	5.21%	to	5.68%
December 31, 2019	2,267	$2.70	to	$19.13	$11,776	0.00%	1.35%	to	1.80%	14.27%	to	14.78%
December 31, 2018	2,557	$2.36	to	$16.68	$11,646	2.95%	1.35%	to	1.80%	-3.02%	to	-2.58%
December 31, 2017	3,035	$2.43	to	$17.13	$14,230	6.09%	1.35%	to	1.80%	5.90%	to	6.39%
December 31, 2016	3,347	$2.29	to	$16.11	$14,952	6.43%	1.35%	to	1.80%	14.19%	to	14.69%

	Prudential Stock Index Portfolio
December 31, 2020	5,581	$2.66	to	$14.49	$42,621	0.00%	0.35%	to	1.95%	15.78%	to	17.66%
December 31, 2019	5,676	$2.29	to	$12.34	$32,340	0.00%	0.48%	to	1.95%	8.05%	to	30.35%
December 31, 2018	5,460	$1.77	to	$9.47	$20,531	0.00%	0.55%	to	1.95%	-6.26%	to	-4.55%
December 31, 2017	5,984	$1.89	to	$4.31	$22,041	1.59%	1.35%	to	1.75%	19.38%	to	19.85%
December 31, 2016	6,973	$1.58	to	$3.60	$21,657	1.84%	1.35%	to	1.75%	9.92%	to	10.34%

	Prudential Global Portfolio
December 31, 2020	1,056	$2.01	to	$4.41	$4,186	0.00%	1.40%	to	1.75%	13.84%	to	14.24%
December 31, 2019	1,263	$1.77	to	$3.86	$4,321	0.00%	1.40%	to	1.75%	28.15%	to	28.59%
December 31, 2018	1,456	$1.38	to	$3.00	$3,779	0.00%	1.40%	to	1.75%	-8.92%	to	-8.60%
December 31, 2017	1,895	$1.51	to	$3.28	$5,464	0.00%	1.40%	to	1.75%	22.70%	to	23.12%
December 31, 2016	2,057	$1.23	to	$2.67	$4,846	0.00%	1.35%	to	1.75%	2.65%	to	3.06%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	3,508	$3.46	to	$10.11	$30,868	0.00%	1.35%	to	1.80%	53.44%	to	54.12%
December 31, 2019	4,496	$2.25	to	$6.56	$25,179	0.00%	1.35%	to	1.80%	30.99%	to	31.57%
December 31, 2018	5,052	$1.71	to	$4.99	$21,649	0.00%	1.35%	to	1.80%	-2.54%	to	-2.11%
December 31, 2017	6,090	$1.75	to	$5.10	$26,906	0.00%	1.35%	to	1.80%	34.29%	to	34.88%
December 31, 2016	7,092	$1.30	to	$3.78	$23,229	0.00%	1.35%	to	1.80%	-2.64%	to	-2.22%

	Prudential Small Capitalization Stock Portfolio
December 31, 2020	939	$5.78	to	$11.93	$8,500	0.00%	0.35%	to	1.90%	8.88%	to	10.60%
December 31, 2019	925	$5.28	to	$10.80	$7,261	0.00%	0.48%	to	1.90%	4.55%	to	21.75%
December 31, 2018	832	$4.37	to	$8.87	$5,004	0.00%	0.55%	to	1.90%	-11.25%	to	-9.95%
December 31, 2017	760	$4.85	to	$5.97	$4,531	0.00%	1.35%	to	1.40%	11.44%	to	11.50%
December 31, 2016	843	$4.35	to	$5.36	$4,487	0.00%	1.35%	to	1.40%	24.76%	to	24.82%
A101

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	T. Rowe Price International Stock Portfolio
December 31, 2020	613	$2.43	to	$2.43	$1,488	0.56%	1.40%	to	1.40%	12.87%	to	12.87%
December 31, 2019	748	$2.15	to	$2.15	$1,607	2.39%	1.40%	to	1.40%	26.00%	to	26.00%
December 31, 2018	822	$1.71	to	$1.71	$1,401	1.33%	1.40%	to	1.40%	-15.40%	to	-15.40%
December 31, 2017	921	$2.02	to	$2.02	$1,857	1.12%	1.40%	to	1.40%	26.12%	to	26.12%
December 31, 2016	996	$1.60	to	$1.60	$1,593	1.04%	1.40%	to	1.40%	0.72%	to	0.72%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2020	1,252	$3.01	to	$4.48	$5,604	2.32%	1.35%	to	1.40%	-0.22%	to	-0.17%
December 31, 2019	1,408	$3.01	to	$4.48	$6,314	2.32%	1.35%	to	1.40%	24.65%	to	24.71%
December 31, 2018	1,464	$2.41	to	$3.60	$5,269	1.98%	1.35%	to	1.40%	-10.76%	to	-10.71%
December 31, 2017	1,672	$2.70	to	$4.03	$6,739	1.73%	1.35%	to	1.40%	14.42%	to	14.48%
December 31, 2016	1,844	$2.36	to	$3.52	$6,453	2.31%	1.35%	to	1.40%	17.53%	to	17.59%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2020	1,821	$2.02	to	$3.92	$7,129	1.32%	1.40%	to	1.65%	12.00%	to	12.28%
December 31, 2019	2,127	$1.80	to	$3.49	$7,417	0.94%	1.40%	to	1.65%	26.87%	to	27.18%
December 31, 2018	2,291	$1.42	to	$2.75	$6,284	0.88%	1.40%	to	1.65%	-10.88%	to	-10.66%
December 31, 2017	2,559	$1.59	to	$3.08	$7,854	1.03%	1.40%	to	1.65%	11.34%	to	11.62%
December 31, 2016	2,877	$1.43	to	$2.76	$7,913	0.75%	1.40%	to	1.65%	8.48%	to	8.75%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2020	1,022	$2.79	to	$5.57	$5,675	0.53%	1.35%	to	1.40%	31.12%	to	31.18%
December 31, 2019	1,322	$2.12	to	$4.25	$5,598	0.46%	1.35%	to	1.40%	33.65%	to	33.72%
December 31, 2018	1,399	$1.50	to	$3.18	$4,434	0.53%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	1,625	$1.57	to	$3.31	$5,355	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	1,822	$1.24	to	$2.62	$4,762	0.54%	1.35%	to	1.65%	-1.13%	to	-0.84%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2020	1,075	$2.35	to	$4.33	$4,608	1.34%	1.35%	to	1.65%	14.41%	to	14.75%
December 31, 2019	1,227	$2.05	to	$3.78	$4,591	1.90%	1.35%	to	1.65%	24.96%	to	25.33%
December 31, 2018	1,335	$1.64	to	$3.02	$3,990	1.74%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	1,421	$1.96	to	$3.60	$5,067	1.65%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	1,645	$1.52	to	$2.78	$4,518	5.06%	1.35%	to	1.65%	-7.96%	to	-7.70%

	MFS® Research Series (Initial Class)
December 31, 2020	315	$4.91	to	$4.91	$1,548	0.72%	1.40%	to	1.40%	14.98%	to	14.98%
December 31, 2019	369	$4.27	to	$4.27	$1,576	0.78%	1.40%	to	1.40%	31.11%	to	31.11%
December 31, 2018	387	$3.26	to	$3.26	$1,262	0.69%	1.40%	to	1.40%	-5.70%	to	-5.70%
December 31, 2017	423	$3.46	to	$3.46	$1,462	1.34%	1.40%	to	1.40%	21.67%	to	21.67%
December 31, 2016	497	$2.84	to	$2.84	$1,412	0.77%	1.40%	to	1.40%	7.24%	to	7.24%

	MFS® Growth Series (Initial Class)
December 31, 2020	1,115	$3.86	to	$6.92	$7,717	0.00%	1.35%	to	1.40%	30.03%	to	30.10%
December 31, 2019	1,331	$2.97	to	$5.32	$7,084	0.00%	1.35%	to	1.40%	36.24%	to	36.31%
December 31, 2018	1,421	$2.06	to	$3.91	$5,550	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	1,744	$2.04	to	$3.86	$6,727	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	1,932	$1.58	to	$2.98	$5,752	0.04%	1.35%	to	1.65%	0.78%	to	1.08%

	American Century VP Value Fund (Class I)
December 31, 2020	368	$3.76	to	$4.38	$1,611	2.30%	1.35%	to	1.40%	-0.42%	to	-0.37%
December 31, 2019	430	$3.77	to	$4.40	$1,890	2.11%	1.35%	to	1.40%	25.28%	to	25.34%
December 31, 2018	478	$2.85	to	$3.51	$1,677	1.65%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	525	$3.19	to	$3.92	$2,055	1.63%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	639	$2.98	to	$3.65	$2,317	1.73%	1.35%	to	1.65%	18.53%	to	18.88%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2020	442	$3.46	to	$6.12	$2,679	0.00%	1.35%	to	1.65%	52.58%	to	53.03%
December 31, 2019	541	$2.27	to	$4.00	$2,145	0.00%	1.35%	to	1.65%	29.30%	to	29.68%
December 31, 2018	610	$1.75	to	$3.09	$1,868	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	910	$1.88	to	$3.31	$2,990	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	976	$1.58	to	$2.76	$2,682	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
A102

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2020	737	$4.98	to	$5.08	$3,743	0.00%	1.35%	to	1.40%	29.12%	to	29.18%
December 31, 2019	821	$3.63	to	$3.94	$3,231	0.00%	1.35%	to	1.65%	26.83%	to	27.21%
December 31, 2018	945	$2.87	to	$3.09	$2,921	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	1,058	$3.08	to	$3.32	$3,500	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	1,190	$2.40	to	$2.58	$3,064	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%

	Davis Value Portfolio
December 31, 2020	434	$2.58	to	$2.61	$1,121	0.69%	1.35%	to	1.40%	10.18%	to	10.23%
December 31, 2019	507	$2.34	to	$2.37	$1,189	1.40%	1.35%	to	1.40%	29.36%	to	29.42%
December 31, 2018	721	$1.81	to	$1.83	$1,307	0.76%	1.35%	to	1.40%	-14.80%	to	-14.76%
December 31, 2017	935	$2.13	to	$2.15	$1,990	0.74%	1.35%	to	1.40%	20.94%	to	21.00%
December 31, 2016	1,081	$1.76	to	$1.77	$1,902	1.23%	1.35%	to	1.40%	10.34%	to	10.39%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2020	202	$2.64	to	$2.64	$532	0.00%	1.40%	to	1.40%	33.28%	to	33.28%
December 31, 2019	224	$1.98	to	$1.98	$443	0.00%	1.40%	to	1.40%	32.51%	to	32.51%
December 31, 2018	254	$1.49	to	$1.49	$379	0.00%	1.40%	to	1.40%	0.90%	to	0.90%
December 31, 2017	563	$1.48	to	$1.48	$833	0.00%	1.40%	to	1.40%	29.86%	to	29.86%
December 31, 2016	683	$1.14	to	$1.14	$779	0.00%	1.40%	to	1.40%	0.95%	to	0.95%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2020	1,745	$2.81	to	$3.81	$6,263	0.00%	1.35%	to	1.80%	0.10%	to	0.54%
December 31, 2019	1,958	$2.81	to	$3.79	$7,009	0.00%	1.35%	to	1.80%	20.61%	to	21.15%
December 31, 2018	2,086	$2.33	to	$3.13	$6,185	0.00%	1.35%	to	1.80%	-15.33%	to	-14.95%
December 31, 2017	2,332	$2.75	to	$3.69	$8,142	0.00%	1.35%	to	1.80%	10.22%	to	10.70%
December 31, 2016	2,654	$2.50	to	$3.33	$8,385	0.00%	1.35%	to	1.80%	23.25%	to	23.79%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2020	157	$2.16	to	$4.87	$557	0.34%	1.40%	to	1.75%	30.30%	to	30.74%
December 31, 2019	194	$1.66	to	$3.73	$527	0.31%	1.40%	to	1.75%	32.90%	to	33.36%
December 31, 2018	202	$1.25	to	$2.79	$413	0.35%	1.40%	to	1.75%	-4.52%	to	-4.19%
December 31, 2017	227	$1.30	to	$2.92	$486	0.24%	1.40%	to	1.75%	25.37%	to	25.80%
December 31, 2016	251	$1.04	to	$2.32	$427	0.38%	1.40%	to	1.75%	-1.45%	to	-1.10%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2020	1,305	$3.77	to	$8.44	$8,185	0.00%	1.35%	to	1.80%	44.86%	to	45.51%
December 31, 2019	1,596	$2.60	to	$5.80	$6,881	0.00%	1.35%	to	1.80%	35.27%	to	35.88%
December 31, 2018	1,768	$1.92	to	$4.27	$5,686	0.00%	1.35%	to	1.80%	-9.48%	to	-9.08%
December 31, 2017	2,026	$2.12	to	$4.70	$7,242	0.00%	1.35%	to	1.80%	20.27%	to	20.81%
December 31, 2016	2,245	$1.76	to	$3.89	$6,710	0.00%	1.35%	to	1.80%	2.48%	to	2.93%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2020	632	$1.57	to	$3.92	$1,805	0.00%	1.35%	to	1.80%	29.78%	to	30.35%
December 31, 2019	826	$1.21	to	$3.01	$1,845	0.00%	1.35%	to	1.80%	30.04%	to	30.62%
December 31, 2018	965	$0.93	to	$2.30	$1,629	0.00%	1.35%	to	1.80%	-14.37%	to	-13.98%
December 31, 2017	1,093	$1.08	to	$2.68	$2,110	0.00%	1.35%	to	1.80%	33.42%	to	34.00%
December 31, 2016	1,283	$0.81	to	$2.00	$1,815	0.00%	1.35%	to	1.80%	-5.28%	to	-4.86%

	AST Cohen & Steers Realty Portfolio
December 31, 2020	1,245	$9.87	to	$35.58	$27,821	0.00%	0.35%	to	2.45%	-5.22%	to	-3.18%
December 31, 2019	1,279	$10.22	to	$37.33	$30,263	0.00%	0.35%	to	2.85%	1.14%	to	30.49%
December 31, 2018	1,360	$10.86	to	$29.01	$25,132	0.00%	0.55%	to	2.85%	-7.48%	to	-5.28%
December 31, 2017	1,478	$11.50	to	$31.05	$29,303	0.00%	0.55%	to	2.85%	3.23%	to	5.66%
December 31, 2016	1,423	$10.92	to	$29.79	$27,148	0.00%	0.55%	to	2.85%	1.84%	to	4.24%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2020	10,391	$14.42	to	$19.31	$168,536	0.00%	0.55%	to	2.45%	8.62%	to	10.74%
December 31, 2019	11,394	$13.14	to	$17.59	$167,939	0.00%	0.55%	to	2.85%	11.34%	to	13.98%
December 31, 2018	11,259	$11.64	to	$15.56	$147,331	0.00%	0.55%	to	2.85%	-7.84%	to	-5.65%
December 31, 2017	12,622	$12.45	to	$16.63	$177,660	0.00%	0.55%	to	2.85%	8.95%	to	11.53%
December 31, 2016	13,084	$11.26	to	$15.04	$167,396	0.00%	0.55%	to	2.85%	0.89%	to	3.27%

A103

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2020	4,546	$10.75	to	$24.17	$81,724	0.00%	0.48%	to	2.45%	-0.41%	to	1.60%
December 31, 2019	4,342	$10.60	to	$24.14	$77,915	0.00%	0.48%	to	2.85%	6.16%	to	25.28%
December 31, 2018	962	$10.15	to	$19.53	$13,956	0.00%	0.55%	to	2.70%	-12.16%	to	-10.21%
December 31, 2017	853	$11.32	to	$22.06	$14,172	0.00%	0.55%	to	2.70%	13.41%	to	15.91%
December 31, 2016	817	$9.78	to	$19.29	$11,983	0.00%	0.55%	to	2.70%	3.27%	to	5.55%

	AST High Yield Portfolio
December 31, 2020	2,106	$10.44	to	$20.60	$33,441	0.00%	0.35%	to	2.45%	0.12%	to	2.28%
December 31, 2019	2,022	$10.24	to	$20.46	$32,616	0.00%	0.35%	to	2.85%	2.23%	to	14.66%
December 31, 2018	1,997	$11.29	to	$18.09	$28,532	0.00%	0.55%	to	2.85%	-4.79%	to	-2.53%
December 31, 2017	2,026	$11.59	to	$18.82	$29,968	0.00%	0.55%	to	2.85%	4.42%	to	6.88%
December 31, 2016	1,860	$10.86	to	$17.85	$26,105	0.00%	0.55%	to	2.85%	12.12%	to	14.76%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2020	722	$14.64	to	$49.23	$24,342	0.00%	0.48%	to	2.45%	31.88%	to	34.54%
December 31, 2019	822	$10.90	to	$37.13	$20,944	0.00%	0.48%	to	2.70%	8.73%	to	35.73%
December 31, 2018	772	$10.82	to	$27.73	$14,871	0.00%	0.55%	to	2.70%	-13.27%	to	-11.34%
December 31, 2017	865	$12.22	to	$31.72	$19,309	0.00%	0.55%	to	2.70%	24.25%	to	26.99%
December 31, 2016	865	$9.64	to	$25.32	$15,464	0.00%	0.55%	to	2.70%	4.80%	to	7.11%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2020	501	$9.56	to	$27.24	$9,774	0.00%	0.35%	to	2.45%	-8.12%	to	-6.14%
December 31, 2019	448	$10.22	to	$29.48	$9,383	0.00%	0.35%	to	2.70%	1.67%	to	18.49%
December 31, 2018	437	$10.58	to	$25.23	$7,800	0.00%	0.55%	to	2.70%	-18.79%	to	-16.99%
December 31, 2017	496	$12.78	to	$30.81	$10,792	0.00%	0.55%	to	2.70%	15.34%	to	17.88%
December 31, 2016	540	$10.88	to	$26.50	$10,080	0.00%	0.55%	to	2.70%	10.93%	to	13.37%

	AST Small-Cap Value Portfolio
December 31, 2020	677	$10.63	to	$28.72	$13,818	0.00%	0.48%	to	2.45%	-1.61%	to	0.38%
December 31, 2019	734	$10.61	to	$29.03	$15,038	0.00%	0.48%	to	2.85%	5.76%	to	21.31%
December 31, 2018	708	$11.20	to	$24.26	$12,086	0.00%	0.55%	to	2.85%	-19.45%	to	-17.53%
December 31, 2017	805	$13.62	to	$29.83	$16,837	0.00%	0.55%	to	2.85%	4.30%	to	6.76%
December 31, 2016	774	$12.80	to	$28.33	$15,415	0.00%	0.55%	to	2.85%	25.53%	to	28.49%

	AST Mid-Cap Growth Portfolio
December 31, 2020	2,255	$13.91	to	$45.77	$74,072	0.00%	0.35%	to	2.45%	31.54%	to	34.37%
December 31, 2019	2,651	$10.39	to	$34.61	$66,740	0.00%	0.35%	to	2.85%	3.60%	to	29.44%
December 31, 2018	2,750	$11.84	to	$27.11	$54,321	0.00%	0.55%	to	2.85%	-7.09%	to	-4.88%
December 31, 2017	3,009	$12.49	to	$28.89	$63,557	0.00%	0.55%	to	2.85%	23.48%	to	26.39%
December 31, 2016	3,115	$9.91	to	$23.18	$52,769	0.00%	0.55%	to	2.85%	-1.25%	to	1.09%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2020	1,783	$10.63	to	$30.51	$38,727	0.00%	0.35%	to	2.45%	-2.19%	to	-0.08%
December 31, 2019	1,732	$10.67	to	$31.02	$38,666	0.00%	0.35%	to	2.85%	6.16%	to	28.81%
December 31, 2018	1,743	$11.60	to	$24.42	$30,541	0.00%	0.55%	to	2.85%	-16.61%	to	-14.63%
December 31, 2017	1,683	$13.63	to	$29.00	$34,897	0.00%	0.55%	to	2.45%	16.28%	to	18.54%
December 31, 2016	1,645	$11.53	to	$24.81	$29,101	0.00%	0.55%	to	2.45%	16.96%	to	19.23%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2020	1,549	$14.06	to	$53.96	$60,330	0.00%	0.48%	to	2.85%	27.84%	to	30.96%
December 31, 2019	1,897	$10.76	to	$41.81	$58,793	0.00%	0.48%	to	2.85%	8.21%	to	30.91%
December 31, 2018	1,915	$14.30	to	$32.38	$46,002	0.00%	0.55%	to	2.85%	-5.48%	to	-3.23%
December 31, 2017	2,374	$14.82	to	$33.93	$59,639	0.00%	0.55%	to	2.85%	29.21%	to	32.26%
December 31, 2016	2,615	$11.24	to	$26.01	$50,429	0.00%	0.55%	to	2.85%	2.57%	to	5.00%

	AST MFS Growth Portfolio
December 31, 2020	774	$13.89	to	$50.33	$28,723	0.00%	0.35%	to	2.45%	27.28%	to	30.02%
December 31, 2019	809	$10.72	to	$39.33	$24,748	0.00%	0.35%	to	2.45%	7.58%	to	37.02%
December 31, 2018	763	$13.95	to	$29.10	$17,359	0.00%	0.55%	to	2.70%	-0.62%	to	1.59%
December 31, 2017	764	$13.78	to	$29.05	$17,631	0.00%	0.55%	to	2.70%	27.19%	to	29.99%
December 31, 2016	776	$10.63	to	$22.66	$13,999	0.00%	0.55%	to	2.70%	-0.83%	to	1.35%

A104

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2020	1,604	$10.19	to	$32.02	$33,858	0.00%	0.48%	to	2.85%	-4.58%	to	-2.26%
December 31, 2019	1,556	$10.44	to	$33.24	$33,972	0.00%	0.48%	to	2.85%	4.52%	to	20.35%
December 31, 2018	1,470	$10.61	to	$28.00	$27,101	0.00%	0.55%	to	2.85%	-18.84%	to	-16.90%
December 31, 2017	1,638	$12.81	to	$34.17	$36,903	0.00%	0.55%	to	2.85%	10.56%	to	13.16%
December 31, 2016	1,524	$11.35	to	$30.61	$31,209	0.00%	0.55%	to	2.85%	14.87%	to	17.58%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2020	2,574	$9.41	to	$12.63	$27,528	0.00%	0.48%	to	2.25%	0.26%	to	2.07%
December 31, 2019	2,326	$9.39	to	$12.46	$24,434	0.00%	0.48%	to	2.25%	0.70%	to	4.05%
December 31, 2018	2,033	$9.14	to	$12.05	$20,603	0.00%	0.55%	to	2.30%	-1.58%	to	0.19%
December 31, 2017	2,081	$9.17	to	$12.10	$21,184	0.00%	0.55%	to	2.45%	-0.78%	to	1.15%
December 31, 2016	1,750	$9.25	to	$12.03	$17,746	0.00%	0.55%	to	2.45%	-0.85%	to	1.08%

	AST QMA US Equity Alpha Portfolio
December 31, 2020	1,093	$10.18	to	$35.67	$28,576	0.00%	0.35%	to	2.30%	-7.37%	to	-5.52%
December 31, 2019	1,169	$10.81	to	$38.35	$33,140	0.00%	0.48%	to	2.70%	8.35%	to	23.78%
December 31, 2018	1,138	$13.04	to	$31.42	$26,070	0.00%	0.55%	to	2.70%	-10.71%	to	-8.72%
December 31, 2017	1,143	$14.33	to	$34.90	$28,835	0.00%	0.55%	to	2.45%	19.26%	to	21.58%
December 31, 2016	1,042	$11.82	to	$29.10	$22,155	0.00%	0.55%	to	2.45%	12.04%	to	14.21%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2020	2,756	$8.23	to	$13.78	$27,662	0.00%	0.48%	to	2.55%	-4.65%	to	-2.69%
December 31, 2019	2,634	$8.49	to	$14.29	$27,208	0.00%	0.48%	to	2.70%	4.54%	to	16.22%
December 31, 2018	2,264	$7.33	to	$12.40	$20,246	0.00%	0.55%	to	2.70%	-18.92%	to	-17.11%
December 31, 2017	2,762	$8.87	to	$15.09	$30,002	0.00%	0.55%	to	2.70%	7.34%	to	9.70%
December 31, 2016	2,692	$8.11	to	$13.87	$26,931	0.00%	0.55%	to	2.70%	21.26%	to	23.93%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2020	60,620	$12.52	to	$25.10	$1,205,421	0.00%	0.35%	to	2.85%	9.33%	to	12.14%
December 31, 2019	66,787	$15.39	to	$22.74	$1,195,684	0.00%	0.55%	to	2.85%	17.40%	to	20.18%
December 31, 2018	68,596	$12.92	to	$19.18	$1,037,327	0.00%	0.55%	to	2.85%	-8.04%	to	-5.85%
December 31, 2017	73,973	$13.85	to	$20.66	$1,206,523	0.00%	0.55%	to	2.85%	12.13%	to	14.77%
December 31, 2016	75,755	$12.18	to	$18.25	$1,092,303	0.00%	0.55%	to	2.85%	4.49%	to	6.95%

	AST MFS Global Equity Portfolio
December 31, 2020	1,528	$11.95	to	$33.53	$38,256	0.00%	0.35%	to	2.55%	11.34%	to	13.78%
December 31, 2019	1,615	$10.53	to	$29.94	$36,538	0.00%	0.35%	to	2.85%	6.47%	to	29.24%
December 31, 2018	1,710	$11.72	to	$23.49	$30,215	0.00%	0.55%	to	2.85%	-12.15%	to	-10.05%
December 31, 2017	1,835	$13.07	to	$26.48	$36,466	0.00%	0.55%	to	2.85%	20.32%	to	23.16%
December 31, 2016	1,738	$10.65	to	$21.80	$28,494	0.00%	0.55%	to	2.85%	4.07%	to	6.52%

	AST J.P. Morgan International Equity Portfolio
December 31, 2020	1,750	$14.04	to	$21.51	$28,581	0.00%	0.55%	to	2.55%	10.27%	to	12.46%
December 31, 2019	1,837	$12.64	to	$19.39	$26,684	0.00%	0.55%	to	2.70%	23.79%	to	26.52%
December 31, 2018	1,838	$10.11	to	$15.54	$21,142	0.00%	0.55%	to	2.70%	-19.71%	to	-17.92%
December 31, 2017	1,959	$12.48	to	$19.20	$27,796	0.00%	0.55%	to	2.70%	26.14%	to	28.92%
December 31, 2016	1,912	$9.80	to	$15.10	$21,272	0.00%	0.55%	to	2.70%	-0.81%	to	1.37%

	AST Templeton Global Bond Portfolio (Merged November 13, 2020)
December 31, 2020	—	$8.62	to	$11.80	$—	0.00%	0.48%	to	2.30%	-7.38%	to	-5.88%
December 31, 2019	1,541	$8.81	to	$12.61	$15,926	0.00%	0.48%	to	2.85%	-1.29%	to	1.05%
December 31, 2018	1,384	$8.92	to	$12.55	$14,210	0.00%	0.55%	to	2.85%	-0.92%	to	1.44%
December 31, 2017	1,577	$9.01	to	$12.45	$16,051	0.00%	0.55%	to	2.85%	-0.86%	to	1.48%
December 31, 2016	1,412	$9.08	to	$12.34	$14,302	0.00%	0.55%	to	2.85%	1.39%	to	3.78%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2020	9,364	$11.80	to	$23.70	$149,135	0.00%	0.35%	to	2.55%	4.01%	to	6.29%
December 31, 2019	10,000	$13.52	to	$22.66	$151,270	0.00%	0.55%	to	2.85%	17.12%	to	19.89%
December 31, 2018	9,607	$11.54	to	$19.16	$122,382	0.00%	0.55%	to	2.85%	-7.72%	to	-5.52%
December 31, 2017	10,483	$12.51	to	$20.56	$142,719	0.00%	0.55%	to	2.85%	10.37%	to	12.97%
December 31, 2016	10,414	$11.33	to	$18.45	$126,793	0.00%	0.55%	to	2.85%	3.50%	to	5.94%

A105

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Capital Growth Asset Allocation Portfolio
December 31, 2020	38,270	$18.48	to	$27.09	$795,759	0.00%	0.55%	to	2.70%	10.36%	to	12.80%
December 31, 2019	41,084	$16.53	to	$24.35	$763,571	0.00%	0.55%	to	2.85%	18.76%	to	21.58%
December 31, 2018	40,025	$13.72	to	$20.31	$621,582	0.00%	0.55%	to	2.85%	-8.91%	to	-6.74%
December 31, 2017	42,944	$14.85	to	$22.08	$726,878	0.00%	0.55%	to	2.85%	14.54%	to	17.24%
December 31, 2016	41,918	$12.78	to	$19.09	$614,943	0.00%	0.55%	to	2.85%	3.80%	to	6.25%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2020	17,949	$12.80	to	$17.83	$257,724	0.00%	0.55%	to	2.50%	1.67%	to	3.65%
December 31, 2019	19,467	$12.46	to	$17.44	$271,525	0.00%	0.55%	to	2.85%	12.75%	to	15.42%
December 31, 2018	18,241	$10.90	to	$15.32	$222,318	0.00%	0.55%	to	2.85%	-10.77%	to	-8.64%
December 31, 2017	23,441	$12.04	to	$17.01	$317,415	0.00%	0.55%	to	2.85%	9.39%	to	11.97%
December 31, 2016	24,273	$10.85	to	$15.40	$297,040	0.00%	0.55%	to	2.85%	3.31%	to	5.75%

	AST Balanced Asset Allocation Portfolio
December 31, 2020	40,432	$12.29	to	$23.74	$774,354	0.00%	0.35%	to	2.70%	8.75%	to	11.38%
December 31, 2019	43,887	$11.03	to	$21.65	$762,061	0.00%	0.35%	to	2.85%	10.20%	to	18.76%
December 31, 2018	44,995	$12.98	to	$18.48	$667,892	0.00%	0.55%	to	2.85%	-7.66%	to	-5.46%
December 31, 2017	48,857	$13.86	to	$19.82	$778,162	0.00%	0.55%	to	2.85%	11.64%	to	14.28%
December 31, 2016	50,063	$12.23	to	$17.59	$708,457	0.00%	0.55%	to	2.85%	3.28%	to	5.71%

	AST Preservation Asset Allocation Portfolio
December 31, 2020	29,998	$11.81	to	$18.93	$485,013	0.00%	0.35%	to	2.85%	5.97%	to	8.70%
December 31, 2019	31,603	$13.31	to	$17.70	$475,783	0.00%	0.55%	to	2.85%	11.47%	to	14.11%
December 31, 2018	32,524	$11.77	to	$15.72	$433,759	0.00%	0.55%	to	2.85%	-5.62%	to	-3.38%
December 31, 2017	36,076	$12.29	to	$16.50	$505,272	0.00%	0.55%	to	2.85%	7.00%	to	9.53%
December 31, 2016	35,110	$11.32	to	$15.27	$457,043	0.00%	0.55%	to	2.85%	2.53%	to	4.95%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2020	23,006	$14.48	to	$21.68	$388,502	0.00%	0.85%	to	2.85%	5.66%	to	7.83%
December 31, 2019	25,119	$13.63	to	$20.32	$394,718	0.00%	0.85%	to	2.85%	16.58%	to	18.98%
December 31, 2018	25,093	$11.63	to	$17.27	$335,136	0.00%	0.55%	to	2.85%	-10.39%	to	-8.25%
December 31, 2017	27,846	$12.92	to	$19.08	$410,656	0.00%	0.55%	to	2.85%	13.16%	to	15.83%
December 31, 2016	28,026	$11.35	to	$16.70	$362,213	0.00%	0.55%	to	2.85%	1.29%	to	3.68%

	AST Prudential Growth Allocation Portfolio
December 31, 2020	59,219	$11.48	to	$23.47	$1,106,366	0.00%	0.35%	to	2.85%	2.84%	to	5.49%
December 31, 2019	65,525	$14.36	to	$22.61	$1,168,279	0.00%	0.55%	to	2.85%	15.78%	to	18.52%
December 31, 2018	64,493	$12.34	to	$19.34	$981,859	0.00%	0.55%	to	2.85%	-10.24%	to	-8.11%
December 31, 2017	74,417	$13.67	to	$21.34	$1,248,726	0.00%	0.55%	to	2.85%	12.80%	to	15.46%
December 31, 2016	44,092	$12.06	to	$18.74	$649,227	0.00%	0.55%	to	2.85%	6.96%	to	9.49%

	AST Advanced Strategies Portfolio
December 31, 2020	32,733	$12.37	to	$25.76	$650,283	0.00%	0.35%	to	2.85%	7.53%	to	10.29%
December 31, 2019	36,240	$15.66	to	$23.73	$658,749	0.00%	0.55%	to	2.85%	18.39%	to	21.19%
December 31, 2018	37,243	$13.04	to	$19.85	$567,375	0.00%	0.55%	to	2.85%	-8.58%	to	-6.41%
December 31, 2017	41,197	$14.06	to	$21.51	$680,482	0.00%	0.55%	to	2.85%	13.60%	to	16.28%
December 31, 2016	42,484	$12.20	to	$18.75	$612,274	0.00%	0.55%	to	2.85%	4.06%	to	6.52%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2020	2,941	$14.92	to	$64.30	$125,572	0.00%	0.35%	to	2.45%	36.38%	to	39.32%
December 31, 2019	3,187	$10.74	to	$46.89	$106,330	0.00%	0.35%	to	2.85%	7.75%	to	27.52%
December 31, 2018	3,097	$15.05	to	$37.28	$84,917	0.00%	0.55%	to	2.85%	0.89%	to	3.29%
December 31, 2017	3,188	$14.62	to	$36.60	$86,682	0.00%	0.55%	to	2.85%	33.97%	to	37.13%
December 31, 2016	3,130	$10.69	to	$27.06	$63,382	0.00%	0.55%	to	2.85%	-0.22%	to	2.13%

	AST Government Money Market Portfolio
December 31, 2020	5,655	$7.93	to	$10.00	$53,123	0.12%	0.48%	to	2.45%	-2.23%	to	-0.26%
December 31, 2019	2,484	$8.11	to	$10.02	$23,074	1.68%	0.48%	to	2.45%	-0.80%	to	1.13%
December 31, 2018	2,871	$8.17	to	$9.92	$26,432	1.32%	0.55%	to	2.45%	-1.20%	to	0.74%
December 31, 2017	1,958	$8.08	to	$9.86	$17,759	0.34%	0.55%	to	2.55%	-2.15%	to	-0.21%
December 31, 2016	2,162	$8.25	to	$9.90	$19,816	0.00%	0.55%	to	2.55%	-2.48%	to	-0.56%
A106

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Portfolio
December 31, 2020	903	$15.31	to	$55.97	$33,902	0.00%	0.35%	to	2.45%	44.76%	to	47.87%
December 31, 2019	1,038	$10.38	to	$38.45	$27,923	0.00%	0.35%	to	2.85%	3.62%	to	29.40%
December 31, 2018	1,038	$11.94	to	$30.13	$22,087	0.00%	0.55%	to	2.85%	-11.03%	to	-8.91%
December 31, 2017	1,070	$13.15	to	$33.54	$25,377	0.00%	0.55%	to	2.85%	20.39%	to	23.24%
December 31, 2016	1,134	$10.70	to	$27.59	$22,257	0.00%	0.55%	to	2.85%	8.89%	to	11.46%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2020	15,205	$10.81	to	$16.76	$199,391	0.00%	0.35%	to	2.85%	4.31%	to	6.99%
December 31, 2019	15,500	$10.13	to	$15.79	$191,075	0.00%	0.35%	to	2.85%	0.97%	to	8.62%
December 31, 2018	15,039	$9.94	to	$14.62	$171,480	0.00%	0.55%	to	2.85%	-3.51%	to	-1.21%
December 31, 2017	17,408	$10.15	to	$14.89	$203,122	0.00%	0.55%	to	2.85%	1.40%	to	3.79%
December 31, 2016	16,578	$9.87	to	$14.43	$188,386	0.00%	0.55%	to	2.85%	1.26%	to	3.66%

	AST International Value Portfolio
December 31, 2020	1,159	$10.29	to	$16.69	$14,824	0.00%	0.48%	to	2.55%	-3.08%	to	-1.08%
December 31, 2019	1,154	$10.53	to	$17.12	$14,999	0.00%	0.48%	to	2.70%	7.85%	to	19.36%
December 31, 2018	1,024	$8.93	to	$14.54	$11,239	0.00%	0.55%	to	2.70%	-18.41%	to	-16.60%
December 31, 2017	1,067	$10.84	to	$17.68	$14,123	0.00%	0.55%	to	2.70%	19.51%	to	22.14%
December 31, 2016	1,019	$8.98	to	$14.68	$11,047	0.00%	0.55%	to	2.70%	-2.13%	to	0.03%

	AST International Growth Portfolio
December 31, 2020	1,291	$14.20	to	$29.31	$28,471	0.00%	0.48%	to	2.55%	28.06%	to	30.69%
December 31, 2019	1,444	$10.89	to	$22.75	$24,732	0.00%	0.48%	to	2.55%	10.22%	to	31.38%
December 31, 2018	1,476	$10.39	to	$17.56	$19,291	0.00%	0.55%	to	2.55%	-15.50%	to	-13.81%
December 31, 2017	1,388	$12.16	to	$20.65	$21,230	0.00%	0.55%	to	2.55%	32.07%	to	34.68%
December 31, 2016	1,400	$9.09	to	$15.55	$15,906	0.00%	0.55%	to	2.55%	-6.17%	to	-4.31%

	AST Investment Grade Bond Portfolio
December 31, 2020	4,906	$12.60	to	$20.94	$84,251	0.00%	0.35%	to	2.25%	13.85%	to	16.06%
December 31, 2019	7,404	$11.08	to	$18.19	$109,751	0.00%	0.55%	to	2.25%	8.73%	to	10.62%
December 31, 2018	50,427	$10.16	to	$16.54	$611,859	0.00%	0.55%	to	2.25%	-2.52%	to	-0.82%
December 31, 2017	6,925	$10.39	to	$16.78	$94,733	0.00%	0.85%	to	2.25%	1.97%	to	3.43%
December 31, 2016	18,562	$10.16	to	$16.27	$239,554	0.00%	0.55%	to	2.25%	1.87%	to	3.63%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2020	9,362	$11.05	to	$16.23	$137,138	0.00%	0.35%	to	2.85%	5.03%	to	7.73%
December 31, 2019	9,418	$10.29	to	$15.16	$128,739	0.00%	0.35%	to	2.85%	2.43%	to	11.68%
December 31, 2018	9,301	$10.58	to	$13.64	$114,486	0.00%	0.55%	to	2.85%	-5.07%	to	-2.80%
December 31, 2017	5,999	$10.92	to	$14.09	$76,488	0.00%	0.55%	to	2.85%	3.29%	to	5.72%
December 31, 2016	5,382	$10.37	to	$13.39	$65,782	0.00%	0.55%	to	2.85%	2.16%	to	4.57%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2020	552	$10.03	to	$25.10	$9,327	0.00%	0.48%	to	2.45%	-5.32%	to	-3.41%
December 31, 2019	490	$10.41	to	$26.37	$8,790	0.00%	0.48%	to	2.85%	3.77%	to	24.44%
December 31, 2018	476	$10.44	to	$21.49	$6,999	0.00%	0.55%	to	2.85%	-7.44%	to	-5.24%
December 31, 2017	563	$11.05	to	$22.99	$8,894	0.00%	0.55%	to	2.85%	7.73%	to	10.28%
December 31, 2016	557	$10.05	to	$21.14	$8,056	0.00%	0.55%	to	2.85%	-1.97%	to	0.34%

	AST Emerging Markets Equity Portfolio
December 31, 2020	2,954	$9.35	to	$15.77	$32,397	0.00%	0.48%	to	2.85%	1.09%	to	3.56%
December 31, 2019	2,446	$9.24	to	$15.45	$25,714	0.00%	0.48%	to	2.85%	5.94%	to	12.72%
December 31, 2018	2,114	$8.22	to	$13.89	$19,786	0.00%	0.55%	to	2.85%	-16.51%	to	-14.52%
December 31, 2017	2,536	$9.64	to	$16.48	$28,053	0.00%	0.55%	to	2.85%	22.79%	to	25.68%
December 31, 2016	2,293	$7.70	to	$13.30	$20,397	0.00%	0.55%	to	2.85%	9.17%	to	11.74%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2020	1,573	$10.65	to	$32.49	$36,840	0.00%	0.48%	to	2.45%	-0.07%	to	1.94%
December 31, 2019	1,475	$10.47	to	$32.33	$34,289	0.00%	0.48%	to	2.70%	4.13%	to	21.96%
December 31, 2018	1,371	$11.49	to	$26.88	$26,493	0.00%	0.55%	to	2.70%	-16.40%	to	-14.54%
December 31, 2017	1,537	$13.48	to	$31.89	$35,213	0.00%	0.55%	to	2.70%	9.17%	to	11.57%
December 31, 2016	1,476	$12.12	to	$28.98	$30,919	0.00%	0.55%	to	2.70%	20.96%	to	23.63%

A107

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST AllianzGI World Trends Portfolio
December 31, 2020	24,257	$14.67	to	$20.89	$411,855	0.00%	0.55%	to	2.85%	10.85%	to	13.47%
December 31, 2019	26,975	$13.17	to	$18.66	$406,370	0.00%	0.55%	to	2.85%	14.68%	to	17.40%
December 31, 2018	27,004	$11.42	to	$16.12	$350,824	0.00%	0.55%	to	2.85%	-10.54%	to	-8.41%
December 31, 2017	30,616	$12.70	to	$17.84	$439,420	0.00%	0.55%	to	2.85%	12.93%	to	15.59%
December 31, 2016	31,176	$11.19	to	$15.65	$391,848	0.00%	0.55%	to	2.85%	1.84%	to	4.24%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2020	12,962	$16.37	to	$24.03	$237,986	0.00%	0.55%	to	2.45%	10.39%	to	12.54%
December 31, 2019	14,054	$14.68	to	$21.65	$231,136	0.00%	0.55%	to	2.85%	16.03%	to	18.77%
December 31, 2018	13,554	$12.47	to	$18.48	$190,855	0.00%	0.55%	to	2.85%	-10.03%	to	-7.88%
December 31, 2017	14,487	$13.66	to	$20.34	$224,714	0.00%	0.55%	to	2.85%	13.63%	to	16.31%
December 31, 2016	13,671	$11.85	to	$17.73	$185,732	0.00%	0.55%	to	2.85%	2.23%	to	4.64%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2020	14,922	$13.53	to	$18.46	$220,059	0.00%	0.55%	to	2.45%	6.30%	to	8.37%
December 31, 2019	16,100	$12.67	to	$17.27	$220,936	0.00%	0.55%	to	2.85%	12.72%	to	15.38%
December 31, 2018	14,916	$11.08	to	$15.17	$179,187	0.00%	0.55%	to	2.85%	-9.72%	to	-7.57%
December 31, 2017	17,514	$12.10	to	$16.65	$231,540	0.00%	0.55%	to	2.85%	9.09%	to	11.67%
December 31, 2016	14,821	$10.93	to	$15.11	$179,412	0.00%	0.55%	to	2.85%	2.26%	to	4.68%

	ProFund VP Consumer Services
December 31, 2020	15	$14.30	to	$45.14	$537	0.00%	0.35%	to	1.50%	26.45%	to	27.89%
December 31, 2019	14	$11.18	to	$35.37	$387	0.00%	0.35%	to	1.50%	12.25%	to	23.95%
December 31, 2018	11	$25.39	to	$28.53	$272	0.00%	0.55%	to	1.50%	-0.88%	to	0.06%
December 31, 2017	10	$25.61	to	$28.51	$265	0.00%	0.55%	to	1.50%	16.62%	to	17.72%
December 31, 2016	8	$21.96	to	$21.96	$173	0.00%	1.50%	to	1.50%	2.65%	to	2.65%

	ProFund VP Consumer Goods
December 31, 2020	3	$26.98	to	$26.98	$81	0.77%	1.50%	to	1.50%	29.12%	to	29.12%
December 31, 2019	3	$20.89	to	$20.89	$73	1.47%	1.50%	to	1.50%	24.69%	to	24.69%
December 31, 2018	6	$16.76	to	$16.76	$101	1.22%	1.50%	to	1.50%	-16.07%	to	-16.07%
December 31, 2017	8	$19.22	to	$19.96	$156	0.82%	1.50%	to	1.90%	12.92%	to	13.36%
December 31, 2016	14	$17.02	to	$17.61	$243	1.10%	1.50%	to	1.90%	1.62%	to	2.02%

	ProFund VP Financials
December 31, 2020	23	$13.22	to	$24.02	$316	0.65%	0.55%	to	1.90%	-3.60%	to	-2.31%
December 31, 2019	22	$13.71	to	$24.59	$338	0.52%	0.55%	to	1.90%	27.84%	to	29.55%
December 31, 2018	26	$10.72	to	$18.98	$311	0.38%	0.55%	to	1.90%	-12.11%	to	-10.92%
December 31, 2017	24	$12.20	to	$21.31	$328	0.34%	0.55%	to	1.90%	15.99%	to	17.54%
December 31, 2016	27	$10.52	to	$18.13	$308	0.36%	0.55%	to	1.90%	13.17%	to	14.69%

	ProFund VP Health Care
December 31, 2020	13	$12.61	to	$36.55	$413	0.00%	0.35%	to	1.90%	12.30%	to	14.04%
December 31, 2019	13	$11.06	to	$32.12	$357	0.00%	0.35%	to	1.90%	10.35%	to	18.71%
December 31, 2018	9	$24.11	to	$27.06	$216	0.00%	0.55%	to	1.90%	2.48%	to	3.86%
December 31, 2017	9	$23.53	to	$26.05	$224	0.00%	0.55%	to	1.90%	18.67%	to	20.25%
December 31, 2016	10	$19.83	to	$21.66	$197	0.00%	0.55%	to	1.90%	-5.84%	to	-4.58%

	ProFund VP Industrials
December 31, 2020	17	$12.84	to	$24.03	$408	0.21%	0.35%	to	1.90%	14.58%	to	16.35%
December 31, 2019	17	$19.95	to	$20.89	$352	0.00%	1.50%	to	1.90%	28.06%	to	28.56%
December 31, 2018	27	$15.58	to	$16.25	$432	0.11%	1.50%	to	1.90%	-14.40%	to	-14.06%
December 31, 2017	31	$18.20	to	$18.90	$587	0.20%	1.50%	to	1.90%	20.12%	to	20.59%
December 31, 2016	32	$15.15	to	$15.68	$493	0.17%	1.50%	to	1.90%	15.36%	to	15.81%

	ProFund VP Mid-Cap Growth
December 31, 2020	4	$24.05	to	$25.28	$112	0.00%	1.50%	to	1.90%	18.64%	to	19.11%
December 31, 2019	7	$20.27	to	$21.23	$140	0.00%	1.50%	to	1.90%	21.93%	to	22.41%
December 31, 2018	11	$16.63	to	$17.34	$195	0.00%	1.50%	to	1.90%	-13.63%	to	-13.29%
December 31, 2017	15	$19.25	to	$20.00	$309	0.00%	1.50%	to	1.90%	16.11%	to	16.56%
December 31, 2016	18	$16.58	to	$17.16	$304	0.00%	1.50%	to	1.90%	10.78%	to	11.21%

A108

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Value
December 31, 2020	12	$18.39	to	$19.33	$232	0.44%	1.50%	to	1.90%	0.39%	to	0.79%
December 31, 2019	17	$18.32	to	$19.18	$316	0.21%	1.50%	to	1.90%	21.77%	to	22.25%
December 31, 2018	14	$15.04	to	$15.69	$215	0.10%	1.50%	to	1.90%	-14.92%	to	-14.58%
December 31, 2017	12	$17.68	to	$18.37	$229	0.31%	1.50%	to	1.90%	8.55%	to	8.98%
December 31, 2016	15	$16.29	to	$16.85	$245	0.11%	1.50%	to	1.90%	22.03%	to	22.51%

	ProFund VP Real Estate
December 31, 2020	10	$14.53	to	$14.53	$151	1.65%	1.50%	to	1.50%	-7.68%	to	-7.68%
December 31, 2019	9	$15.74	to	$15.74	$137	1.69%	1.50%	to	1.50%	24.89%	to	24.89%
December 31, 2018	9	$12.60	to	$12.60	$118	2.16%	1.50%	to	1.50%	-7.10%	to	-7.10%
December 31, 2017	10	$13.56	to	$13.56	$130	0.98%	1.50%	to	1.50%	6.46%	to	6.46%
December 31, 2016	9	$12.74	to	$12.74	$116	1.77%	1.50%	to	1.50%	4.17%	to	4.17%

	ProFund VP Small-Cap Growth
December 31, 2020	3	$25.47	to	$26.78	$87	0.00%	1.50%	to	1.90%	15.20%	to	15.66%
December 31, 2019	6	$22.11	to	$23.15	$135	0.00%	1.50%	to	1.90%	16.90%	to	17.36%
December 31, 2018	9	$18.92	to	$19.73	$174	0.00%	1.50%	to	1.90%	-7.52%	to	-7.15%
December 31, 2017	9	$20.45	to	$21.25	$197	0.00%	1.50%	to	1.90%	10.87%	to	11.30%
December 31, 2016	11	$18.45	to	$19.09	$209	0.00%	1.50%	to	1.90%	18.00%	to	18.46%

	ProFund VP Small-Cap Value
December 31, 2020	10	$18.79	to	$19.75	$196	0.03%	1.50%	to	1.90%	-0.82%	to	-0.43%
December 31, 2019	12	$18.94	to	$19.83	$228	0.00%	1.50%	to	1.90%	20.28%	to	20.75%
December 31, 2018	9	$15.75	to	$16.42	$154	0.00%	1.50%	to	1.90%	-15.82%	to	-15.49%
December 31, 2017	2	$18.71	to	$19.43	$47	0.01%	1.50%	to	1.90%	7.67%	to	8.09%
December 31, 2016	4	$17.38	to	$20.65	$69	0.00%	0.55%	to	1.90%	26.38%	to	28.07%

	ProFund VP Telecommunications
December 31, 2020	2	$12.28	to	$12.28	$25	0.90%	1.50%	to	1.50%	1.63%	to	1.63%
December 31, 2019	2	$12.08	to	$12.08	$23	3.39%	1.50%	to	1.50%	13.07%	to	13.07%
December 31, 2018	3	$10.69	to	$10.69	$35	5.90%	1.50%	to	1.50%	-16.37%	to	-16.37%
December 31, 2017	4	$12.78	to	$12.78	$48	4.52%	1.50%	to	1.50%	-3.57%	to	-3.57%
December 31, 2016	5	$13.25	to	$13.25	$61	1.62%	1.50%	to	1.50%	19.86%	to	19.86%

	ProFund VP Utilities
December 31, 2020	11	$17.49	to	$17.49	$191	1.71%	1.50%	to	1.50%	-3.84%	to	-3.84%
December 31, 2019	9	$18.19	to	$18.19	$159	1.76%	1.50%	to	1.50%	21.06%	to	21.06%
December 31, 2018	5	$15.03	to	$15.03	$72	2.05%	1.50%	to	1.50%	1.36%	to	1.36%
December 31, 2017	5	$14.27	to	$14.83	$76	2.25%	1.50%	to	1.90%	8.58%	to	9.01%
December 31, 2016	6	$13.15	to	$13.60	$83	1.65%	1.50%	to	1.90%	12.94%	to	13.38%

	ProFund VP Large-Cap Growth
December 31, 2020	8	$15.05	to	$32.03	$256	0.00%	0.35%	to	1.90%	28.49%	to	30.47%
December 31, 2019	9	$23.71	to	$24.83	$231	0.00%	1.50%	to	1.90%	26.49%	to	26.99%
December 31, 2018	9	$18.75	to	$19.55	$172	0.00%	1.50%	to	1.90%	-3.70%	to	-3.32%
December 31, 2017	10	$19.47	to	$20.22	$206	0.00%	1.50%	to	1.90%	22.96%	to	23.45%
December 31, 2016	9	$15.83	to	$16.38	$148	0.05%	1.50%	to	1.90%	3.06%	to	3.47%

	ProFund VP Large-Cap Value
December 31, 2020	13	$15.93	to	$16.74	$217	1.19%	1.50%	to	1.90%	-1.92%	to	-1.54%
December 31, 2019	14	$16.24	to	$17.01	$240	1.06%	1.50%	to	1.90%	27.35%	to	27.86%
December 31, 2018	9	$12.75	to	$13.30	$124	0.86%	1.50%	to	1.90%	-12.30%	to	-11.96%
December 31, 2017	11	$14.54	to	$15.11	$163	1.07%	1.50%	to	1.90%	11.32%	to	11.76%
December 31, 2016	10	$13.06	to	$13.52	$133	1.16%	1.50%	to	1.90%	13.28%	to	13.73%

	AST Bond Portfolio 2020 (Liquidated December 31, 2020)
December 31, 2020	—	$10.90	to	$12.11	$—	0.00%	1.90%	to	2.85%	-1.54%	to	-0.54%
December 31, 2019	916	$11.05	to	$12.18	$10,875	0.00%	1.90%	to	2.85%	0.55%	to	1.57%
December 31, 2018	128	$10.88	to	$12.00	$1,490	0.00%	1.90%	to	2.85%	-2.58%	to	-1.59%
December 31, 2017	106	$11.05	to	$12.20	$1,255	0.00%	1.90%	to	2.85%	-1.98%	to	-0.99%
December 31, 2016	321	$11.16	to	$12.32	$3,882	0.00%	1.90%	to	2.85%	-0.94%	to	0.06%

A109

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Jennison Large-Cap Growth Portfolio
December 31, 2020	1,206	$16.83	to	$53.20	$48,527	0.00%	0.48%	to	2.25%	50.58%	to	53.30%
December 31, 2019	1,133	$11.00	to	$34.75	$32,555	0.00%	0.48%	to	2.70%	10.47%	to	31.87%
December 31, 2018	1,077	$13.70	to	$26.47	$24,467	0.00%	0.55%	to	2.70%	-4.28%	to	-2.15%
December 31, 2017	1,073	$14.05	to	$27.17	$25,541	0.00%	0.55%	to	2.70%	32.17%	to	35.08%
December 31, 2016	1,031	$10.43	to	$20.20	$18,697	0.00%	0.55%	to	2.70%	-4.12%	to	-2.01%

	AST Bond Portfolio 2021
December 31, 2020	922	$11.98	to	$13.63	$11,870	0.00%	1.75%	to	2.70%	0.37%	to	1.38%
December 31, 2019	322	$11.75	to	$13.45	$4,076	0.00%	1.75%	to	2.85%	2.07%	to	3.26%
December 31, 2018	496	$11.52	to	$13.02	$5,938	0.00%	1.75%	to	2.85%	-2.80%	to	-1.66%
December 31, 2017	628	$11.85	to	$13.24	$7,715	0.00%	1.75%	to	2.85%	-1.31%	to	-0.16%
December 31, 2016	892	$12.00	to	$13.27	$11,124	0.00%	1.75%	to	2.85%	-0.87%	to	0.28%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2020	1	$18.07	to	$18.07	$22	2.65%	1.75%	to	1.75%	3.08%	to	3.08%
December 31, 2019	3	$17.53	to	$17.53	$50	4.13%	1.75%	to	1.75%	13.52%	to	13.52%
December 31, 2018	3	$15.44	to	$15.44	$39	11.56%	1.75%	to	1.75%	-18.30%	to	-18.30%
December 31, 2017	2	$18.90	to	$18.90	$46	3.04%	1.75%	to	1.75%	22.72%	to	22.72%
December 31, 2016	3	$15.40	to	$15.40	$40	3.17%	1.75%	to	1.75%	1.48%	to	1.48%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2020	91	$7.51	to	$7.85	$689	0.00%	1.50%	to	1.75%	40.94%	to	41.29%
December 31, 2019	104	$5.33	to	$5.56	$558	0.00%	1.50%	to	1.75%	35.03%	to	35.36%
December 31, 2018	105	$3.95	to	$4.11	$414	0.00%	1.50%	to	1.75%	-1.22%	to	-0.98%
December 31, 2017	106	$4.00	to	$4.15	$423	0.24%	1.50%	to	1.75%	32.64%	to	32.96%
December 31, 2016	107	$3.01	to	$3.12	$322	0.00%	1.50%	to	1.75%	-0.96%	to	-0.72%

	AST Bond Portfolio 2022
December 31, 2020	190	$11.33	to	$12.49	$2,328	0.00%	1.90%	to	2.85%	2.01%	to	3.01%
December 31, 2019	284	$11.11	to	$12.12	$3,323	0.00%	1.90%	to	2.85%	2.87%	to	3.88%
December 31, 2018	429	$10.80	to	$11.67	$4,816	0.00%	1.90%	to	2.85%	-3.01%	to	-2.05%
December 31, 2017	617	$11.13	to	$11.92	$7,200	0.00%	1.90%	to	2.85%	-1.32%	to	-0.36%
December 31, 2016	721	$11.28	to	$11.96	$8,478	0.00%	1.90%	to	2.85%	-1.07%	to	-0.10%

	AST Quantitative Modeling Portfolio
December 31, 2020	4,800	$11.69	to	$20.02	$81,046	0.00%	0.48%	to	2.40%	8.96%	to	11.04%
December 31, 2019	4,024	$10.55	to	$18.04	$66,031	0.00%	0.48%	to	2.40%	5.73%	to	20.54%
December 31, 2018	3,832	$11.57	to	$14.97	$52,994	0.00%	0.55%	to	2.40%	-8.73%	to	-7.04%
December 31, 2017	2,824	$12.49	to	$16.10	$42,014	0.00%	0.55%	to	2.40%	15.43%	to	17.54%
December 31, 2016	1,960	$10.66	to	$13.70	$24,699	0.00%	0.55%	to	2.40%	3.84%	to	5.74%

	AST BlackRock Global Strategies Portfolio
December 31, 2020	10,816	$11.34	to	$15.59	$151,787	0.00%	0.35%	to	2.35%	2.33%	to	4.37%
December 31, 2019	11,474	$12.62	to	$14.97	$155,803	0.00%	0.55%	to	2.55%	14.70%	to	16.97%
December 31, 2018	11,402	$11.00	to	$12.79	$133,698	0.00%	0.55%	to	2.55%	-7.65%	to	-5.80%
December 31, 2017	12,231	$11.91	to	$13.58	$153,792	0.00%	0.55%	to	2.55%	9.82%	to	11.99%
December 31, 2016	11,986	$10.85	to	$12.13	$136,040	0.00%	0.55%	to	2.55%	4.31%	to	6.37%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2020	5	$30.20	to	$30.90	$147	0.70%	1.50%	to	1.75%	19.24%	to	19.53%
December 31, 2019	6	$25.33	to	$25.85	$164	0.55%	1.50%	to	1.75%	29.54%	to	29.86%
December 31, 2018	6	$19.55	to	$19.91	$127	0.43%	1.50%	to	1.75%	-8.54%	to	-8.31%
December 31, 2017	8	$21.38	to	$21.71	$171	0.87%	1.50%	to	1.75%	18.65%	to	18.95%
December 31, 2016	9	$18.01	to	$18.25	$168	2.27%	1.50%	to	1.75%	10.59%	to	10.86%

	AST Prudential Core Bond Portfolio
December 31, 2020	3,604	$10.68	to	$13.51	$44,784	0.00%	0.48%	to	2.70%	3.19%	to	5.54%
December 31, 2019	2,968	$10.14	to	$12.81	$35,623	0.00%	0.48%	to	2.70%	1.09%	to	9.15%
December 31, 2018	2,551	$10.03	to	$11.74	$28,280	0.00%	0.55%	to	2.70%	-3.51%	to	-1.36%
December 31, 2017	2,337	$10.40	to	$11.90	$26,414	0.00%	0.55%	to	2.70%	2.82%	to	5.09%
December 31, 2016	1,830	$10.11	to	$11.32	$19,811	0.00%	0.55%	to	2.70%	1.40%	to	3.64%
A110

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2023
December 31, 2020	51	$10.31	to	$11.51	$539	0.00%	1.30%	to	2.55%	4.12%	to	5.40%
December 31, 2019	54	$9.90	to	$10.92	$543	0.00%	1.30%	to	2.55%	3.86%	to	5.14%
December 31, 2018	110	$9.53	to	$10.39	$1,090	0.00%	1.30%	to	2.55%	-2.76%	to	-1.55%
December 31, 2017	131	$9.80	to	$10.55	$1,333	0.00%	1.30%	to	2.55%	-0.83%	to	0.39%
December 31, 2016	181	$9.88	to	$10.51	$1,835	0.00%	1.30%	to	2.55%	-0.62%	to	0.61%

	AST MFS Growth Allocation Portfolio
December 31, 2020	5,117	$12.37	to	$18.48	$84,184	0.00%	0.35%	to	2.85%	6.74%	to	9.49%
December 31, 2019	4,961	$11.30	to	$16.91	$75,361	0.00%	0.35%	to	2.85%	12.85%	to	22.09%
December 31, 2018	4,069	$11.85	to	$13.85	$51,311	0.00%	0.55%	to	2.85%	-10.90%	to	-8.78%
December 31, 2017	4,641	$13.30	to	$15.18	$64,866	0.00%	0.55%	to	2.85%	13.18%	to	15.85%
December 31, 2016	4,533	$11.72	to	$13.11	$55,405	0.00%	0.55%	to	2.85%	1.36%	to	3.75%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2020	110	$10.92	to	$13.36	$1,344	0.00%	0.48%	to	1.95%	5.35%	to	6.93%
December 31, 2019	89	$10.28	to	$12.52	$1,035	0.00%	0.48%	to	1.95%	2.98%	to	14.22%
December 31, 2018	72	$9.21	to	$10.99	$728	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	68	$10.06	to	$11.86	$749	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	43	$9.39	to	$10.93	$435	0.00%	0.55%	to	1.95%	8.45%	to	10.00%

	AST MFS Large-Cap Value Portfolio
December 31, 2020	1,176	$10.94	to	$23.17	$23,229	0.00%	0.48%	to	2.45%	1.35%	to	3.40%
December 31, 2019	1,033	$10.60	to	$22.43	$20,655	0.00%	0.48%	to	2.45%	6.32%	to	28.64%
December 31, 2018	893	$11.87	to	$17.44	$14,199	0.00%	0.55%	to	2.85%	-12.73%	to	-10.65%
December 31, 2017	972	$13.33	to	$19.51	$17,578	0.00%	0.55%	to	2.85%	14.01%	to	16.70%
December 31, 2016	926	$11.45	to	$16.72	$14,586	0.00%	0.55%	to	2.85%	10.22%	to	12.82%

	AST Bond Portfolio 2024
December 31, 2020	22	$10.40	to	$11.44	$242	0.00%	1.30%	to	2.45%	5.99%	to	7.26%
December 31, 2019	107	$9.81	to	$10.66	$1,098	0.00%	1.30%	to	2.45%	5.31%	to	6.57%
December 31, 2018	434	$9.32	to	$10.00	$4,129	0.00%	1.30%	to	2.45%	-3.09%	to	-1.93%
December 31, 2017	432	$9.61	to	$10.20	$4,241	0.00%	1.30%	to	2.45%	-0.80%	to	0.38%
December 31, 2016	39	$9.69	to	$10.16	$387	0.00%	1.30%	to	2.45%	-0.58%	to	0.60%

	AST AQR Emerging Markets Equity Portfolio (Merged August 14, 2020)
December 31, 2020	—	$10.49	to	$13.80	$—	0.00%	0.48%	to	1.90%	-2.21%	to	-1.34%
December 31, 2019	264	$10.73	to	$14.01	$3,165	0.00%	0.48%	to	1.90%	9.66%	to	17.16%
December 31, 2018	231	$9.29	to	$11.98	$2,366	0.00%	0.55%	to	1.90%	-20.50%	to	-19.40%
December 31, 2017	193	$11.68	to	$14.89	$2,447	0.00%	0.55%	to	1.90%	32.39%	to	34.21%
December 31, 2016	66	$8.82	to	$11.12	$635	0.00%	0.55%	to	1.90%	11.22%	to	12.74%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2020	972	$10.95	to	$22.06	$19,094	0.00%	0.48%	to	2.45%	2.16%	to	4.23%
December 31, 2019	894	$10.53	to	$21.18	$17,386	0.00%	0.48%	to	2.85%	5.92%	to	30.31%
December 31, 2018	770	$13.08	to	$16.26	$11,691	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	931	$13.85	to	$17.16	$15,029	0.00%	0.55%	to	2.85%	15.04%	to	17.75%
December 31, 2016	1,026	$11.80	to	$14.58	$14,260	0.00%	0.55%	to	2.85%	11.63%	to	14.26%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2020	182,479	$13.40	to	$14.28	$2,445,519	0.00%	1.10%	to	1.90%	10.51%	to	11.41%
December 31, 2019	174,543	$12.13	to	$12.82	$2,116,572	0.00%	1.10%	to	1.90%	16.46%	to	17.41%
December 31, 2018	137,940	$10.41	to	$10.92	$1,436,314	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	113,950	$11.24	to	$11.70	$1,281,280	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	96,517	$10.54	to	$10.88	$1,017,452	0.00%	1.10%	to	1.90%	6.86%	to	7.73%

	AST AQR Large-Cap Portfolio (Merged August 14, 2020)
December 31, 2020	—	$10.77	to	$19.96	$—	0.00%	0.48%	to	1.95%	-0.48%	to	0.44%
December 31, 2019	118	$10.72	to	$19.88	$2,149	0.00%	0.48%	to	1.95%	7.63%	to	21.90%
December 31, 2018	115	$12.48	to	$16.31	$1,755	0.00%	0.55%	to	1.95%	-9.94%	to	-8.64%
December 31, 2017	86	$13.70	to	$17.85	$1,466	0.00%	0.55%	to	1.95%	19.76%	to	21.46%
December 31, 2016	64	$11.32	to	$14.70	$907	0.00%	0.55%	to	1.90%	8.60%	to	10.09%

A111

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Core Portfolio
December 31, 2020	267	$11.89	to	$23.03	$4,940	0.00%	0.48%	to	1.95%	8.98%	to	10.61%
December 31, 2019	96	$10.77	to	$20.84	$1,804	0.00%	0.48%	to	1.95%	7.89%	to	24.50%
December 31, 2018	75	$12.76	to	$16.74	$1,197	0.00%	0.55%	to	1.95%	-8.97%	to	-7.66%
December 31, 2017	63	$13.85	to	$18.13	$1,090	0.00%	0.55%	to	1.95%	19.05%	to	20.74%
December 31, 2016	48	$11.49	to	$15.01	$698	0.00%	0.55%	to	1.95%	8.70%	to	10.25%

	AST Bond Portfolio 2025
December 31, 2020	17	$12.37	to	$12.90	$222	0.00%	1.90%	to	2.45%	8.62%	to	9.27%
December 31, 2019	62	$11.11	to	$11.78	$719	0.00%	1.90%	to	2.85%	5.62%	to	6.65%
December 31, 2018	227	$10.52	to	$11.05	$2,469	0.00%	1.90%	to	2.85%	-3.58%	to	-2.63%
December 31, 2017	28	$10.91	to	$11.16	$303	0.00%	2.30%	to	2.85%	-1.07%	to	-0.51%
December 31, 2016	44	$11.03	to	$11.57	$484	0.00%	1.30%	to	2.85%	-0.44%	to	1.16%

	AST T. Rowe Price Growth Opportunities Portfolio
December 31, 2020	17,091	$12.74	to	$17.34	$278,303	0.00%	0.35%	to	1.95%	11.48%	to	13.30%
December 31, 2019	16,861	$11.25	to	$15.33	$244,963	0.00%	0.35%	to	1.95%	12.25%	to	24.04%
December 31, 2018	10,900	$11.53	to	$12.36	$128,786	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	8,173	$12.74	to	$13.46	$105,998	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	5,808	$10.79	to	$11.24	$63,454	0.00%	0.55%	to	1.95%	3.40%	to	4.87%

	AST Goldman Sachs Global Growth Allocation Portfolio (Merged April 24, 2020)
December 31, 2020	—	$9.30	to	$11.77	$—	0.00%	0.48%	to	0.86%	-11.60%	to	-11.49%
December 31, 2019	390	$10.51	to	$13.30	$5,096	0.00%	0.48%	to	0.86%	5.26%	to	19.90%
December 31, 2018	369	$10.94	to	$11.09	$4,089	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	345	$12.19	to	$12.32	$4,243	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	310	$10.53	to	$10.62	$3,290	0.00%	0.55%	to	0.86%	4.79%	to	5.11%

	AST T. Rowe Price Diversified Real Growth Portfolio
December 31, 2020	1,069	$12.08	to	$16.77	$17,221	0.00%	0.48%	to	0.86%	14.48%	to	14.92%
December 31, 2019	715	$10.53	to	$14.64	$10,229	0.00%	0.48%	to	0.86%	5.36%	to	21.40%
December 31, 2018	563	$11.60	to	$12.10	$6,668	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	528	$12.60	to	$13.14	$6,781	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	503	$10.71	to	$11.16	$5,491	0.00%	0.55%	to	0.86%	6.40%	to	11.77%

	AST Prudential Flexible Multi-Strategy Portfolio
December 31, 2020	1,588	$11.33	to	$14.98	$22,540	0.00%	0.48%	to	0.86%	7.81%	to	8.23%
December 31, 2019	1,170	$10.49	to	$13.85	$15,829	0.00%	0.48%	to	0.86%	5.03%	to	14.24%
December 31, 2018	1,077	$11.40	to	$12.12	$12,900	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	922	$12.30	to	$13.04	$11,889	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	761	$10.61	to	$11.21	$8,453	0.00%	0.55%	to	0.86%	6.54%	to	6.87%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (Merged April 24, 2020)
December 31, 2020	—	$9.17	to	$9.83	$—	0.00%	0.48%	to	0.86%	-7.83%	to	-7.72%
December 31, 2019	273	$9.95	to	$10.67	$2,759	0.00%	0.48%	to	0.86%	3.62%	to	5.47%
December 31, 2018	297	$9.44	to	$10.13	$2,845	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	299	$10.05	to	$10.79	$3,041	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	284	$9.42	to	$10.11	$2,702	0.00%	0.55%	to	0.86%	1.47%	to	1.79%

	AST Managed Equity Portfolio (Merged April 24, 2020)
December 31, 2020	—	$8.58	to	$11.42	$—	0.00%	0.48%	to	0.86%	-19.76%	to	-19.66%
December 31, 2019	285	$10.69	to	$14.22	$4,021	0.00%	0.48%	to	0.86%	7.42%	to	24.80%
December 31, 2018	269	$11.23	to	$11.39	$3,054	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	273	$12.89	to	$13.03	$3,559	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	213	$10.47	to	$10.55	$2,245	0.00%	0.55%	to	0.86%	4.30%	to	4.63%

	AST Managed Fixed Income Portfolio (Merged April 24, 2020)
December 31, 2020	—	$9.95	to	$10.97	$—	0.00%	0.48%	to	0.86%	-1.71%	to	-1.59%
December 31, 2019	581	$10.12	to	$11.15	$6,442	0.00%	0.48%	to	0.86%	0.95%	to	8.20%
December 31, 2018	581	$10.17	to	$10.30	$5,966	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	519	$10.34	to	$10.45	$5,409	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	444	$10.03	to	$10.12	$4,487	0.00%	0.55%	to	0.86%	2.64%	to	2.96%

A112

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST FQ Absolute Return Currency Portfolio (Merged August 14, 2020)
December 31, 2020	—	$11.29	to	$12.49	$—	0.00%	0.55%	to	0.86%	24.90%	to	25.14%
December 31, 2019	49	$9.03	to	$9.99	$452	0.00%	0.55%	to	0.86%	-4.03%	to	0.45%
December 31, 2018	51	$9.40	to	$10.40	$486	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	52	$10.01	to	$11.08	$529	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	43	$10.39	to	$11.51	$454	0.00%	0.55%	to	0.86%	14.14%	to	14.49%

	AST Jennison Global Infrastructure Portfolio (Merged August 14, 2020)
December 31, 2020	—	$10.32	to	$13.41	$—	0.00%	0.48%	to	0.86%	-2.24%	to	-2.01%
December 31, 2019	155	$10.55	to	$13.69	$2,108	0.00%	0.48%	to	0.86%	6.20%	to	27.63%
December 31, 2018	153	$10.66	to	$10.73	$1,645	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	143	$11.74	to	$11.81	$1,683	0.00%	0.55%	to	0.73%	17.99%	to	18.20%
December 31, 2016	106	$9.95	to	$10.01	$1,054	0.00%	0.55%	to	0.73%	7.32%	to	7.52%

	AST PIMCO Dynamic Bond Portfolio (Merged November 13, 2020)
December 31, 2020	—	$9.88	to	$10.35	$—	0.00%	0.48%	to	0.86%	1.57%	to	1.91%
December 31, 2019	191	$9.72	to	$10.16	$1,898	0.00%	0.48%	to	0.86%	1.52%	to	4.74%
December 31, 2018	115	$9.29	to	$9.69	$1,085	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	83	$9.38	to	$9.79	$788	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	64	$9.47	to	$9.89	$619	0.00%	0.55%	to	0.86%	0.18%	to	0.49%

	AST Legg Mason Diversified Growth Portfolio
December 31, 2020	4,165	$12.86	to	$14.02	$55,186	0.00%	0.55%	to	1.95%	4.00%	to	5.49%
December 31, 2019	4,211	$12.36	to	$13.29	$53,392	0.00%	0.55%	to	1.95%	15.95%	to	17.60%
December 31, 2018	3,258	$10.66	to	$11.30	$35,438	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	3,031	$11.59	to	$12.00	$35,642	0.00%	0.85%	to	1.95%	12.38%	to	13.63%
December 31, 2016	1,809	$10.31	to	$10.63	$18,833	0.00%	0.55%	to	1.95%	6.80%	to	8.32%

	AST Bond Portfolio 2026
December 31, 2020	126	$10.96	to	$11.80	$1,426	0.00%	1.30%	to	2.55%	7.93%	to	9.26%
December 31, 2019	978	$9.97	to	$10.80	$10,189	0.00%	1.30%	to	2.85%	6.89%	to	8.62%
December 31, 2018	1,788	$9.33	to	$9.94	$17,164	0.00%	1.30%	to	2.85%	-3.88%	to	-2.32%
December 31, 2017	1,676	$9.70	to	$10.18	$16,629	0.00%	1.30%	to	2.85%	-0.49%	to	1.11%
December 31, 2016	2,384	$9.75	to	$10.07	$23,603	0.00%	1.30%	to	2.85%	-0.83%	to	0.77%

	AST AB Global Bond Portfolio (Merged November 13, 2020)
December 31, 2020	—	$10.28	to	$11.70	$—	0.00%	0.48%	to	0.86%	2.31%	to	2.65%
December 31, 2019	176	$10.03	to	$11.40	$1,988	0.00%	0.48%	to	0.86%	0.15%	to	6.56%
December 31, 2018	171	$10.46	to	$10.70	$1,821	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	149	$10.51	to	$10.72	$1,596	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	120	$10.34	to	$10.51	$1,261	0.00%	0.55%	to	0.86%	4.26%	to	4.58%

	AST Goldman Sachs Global Income Portfolio (Merged November 13, 2020)
December 31, 2020	—	$10.73	to	$12.22	$—	0.00%	0.48%	to	0.86%	6.63%	to	6.99%
December 31, 2019	72	$10.05	to	$11.42	$814	0.00%	0.48%	to	0.86%	0.32%	to	9.04%
December 31, 2018	49	$10.25	to	$10.48	$506	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	47	$10.37	to	$10.57	$495	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	21	$10.24	to	$10.41	$214	0.00%	0.55%	to	0.86%	2.56%	to	2.88%

	AST Global Bond Portfolio
December 31, 2020	2,228	$10.06	to	$11.95	$24,090	0.00%	0.48%	to	2.30%	0.59%	to	3.99%
December 31, 2019	76	$9.96	to	$11.50	$861	0.00%	0.48%	to	0.86%	-0.78%	to	6.40%
December 31, 2018	65	$10.47	to	$10.81	$697	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	44	$10.28	to	$10.51	$456	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	32	$10.13	to	$10.32	$329	0.00%	0.55%	to	0.86%	1.79%	to	2.10%

	AST Neuberger Berman Long/Short Portfolio (Merged August 14, 2020)
December 31, 2020	—	$10.62	to	$12.54	$—	0.00%	0.48%	to	0.86%	3.88%	to	4.12%
December 31, 2019	195	$10.21	to	$12.06	$2,298	0.00%	0.48%	to	0.86%	2.35%	to	15.18%
December 31, 2018	175	$10.19	to	$10.49	$1,804	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	89	$11.00	to	$11.34	$995	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	70	$9.79	to	$10.09	$701	0.00%	0.55%	to	0.86%	2.46%	to	2.78%

A113

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA International Core Equity Portfolio
December 31, 2020	113	$11.22	to	$12.67	$1,362	0.00%	0.48%	to	0.86%	5.66%	to	6.07%
December 31, 2019	94	$10.60	to	$11.97	$1,085	0.00%	0.48%	to	0.86%	6.98%	to	16.21%
December 31, 2018	90	$9.66	to	$10.32	$886	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	66	$11.50	to	$12.29	$779	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	29	$9.29	to	$9.94	$278	0.00%	0.55%	to	0.86%	-0.27%	to	0.04%

	AST Managed Alternatives Portfolio (Merged April 24, 2020)
December 31, 2020	—	$10.07	to	$10.30	$—	0.00%	0.48%	to	0.73%	1.90%	to	1.98%
December 31, 2019	222	$9.88	to	$10.10	$2,216	0.00%	0.48%	to	0.73%	1.30%	to	4.69%
December 31, 2018	203	$9.45	to	$9.58	$1,933	0.00%	0.55%	to	0.73%	-4.10%	to	-3.93%
December 31, 2017	164	$9.85	to	$9.99	$1,619	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	107	$9.67	to	$9.81	$1,040	0.00%	0.55%	to	0.86%	0.06%	to	0.38%

	Blackrock Global Allocation V.I. Fund (Class III)
December 31, 2020	533	$12.61	to	$15.04	$7,828	1.46%	0.48%	to	0.86%	19.67%	to	20.13%
December 31, 2019	427	$10.52	to	$12.53	$5,332	1.18%	0.48%	to	0.86%	5.41%	to	17.11%
December 31, 2018	495	$10.59	to	$10.70	$5,280	0.84%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	336	$11.55	to	$11.64	$3,900	1.35%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	308	$10.25	to	$10.29	$3,165	1.57%	0.55%	to	0.86%	2.92%	to	3.24%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
December 31, 2020	208	$10.75	to	$13.18	$2,647	3.26%	0.48%	to	0.86%	4.31%	to	4.71%
December 31, 2019	199	$10.29	to	$12.60	$2,482	3.10%	0.48%	to	0.86%	2.82%	to	13.64%
December 31, 2018	195	$10.97	to	$11.08	$2,159	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	123	$11.64	to	$11.72	$1,434	3.85%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	106	$10.51	to	$10.55	$1,115	3.99%	0.55%	to	0.86%	5.29%	to	5.62%

	AST Bond Portfolio 2027 (Available January 4, 2016)
December 31, 2020	144	$11.01	to	$11.84	$1,649	0.00%	1.30%	to	2.70%	8.85%	to	10.43%
December 31, 2019	532	$10.06	to	$10.72	$5,539	0.00%	1.30%	to	2.85%	7.53%	to	9.27%
December 31, 2018	1,345	$9.35	to	$9.81	$12,857	0.00%	1.30%	to	2.85%	-4.09%	to	-2.53%
December 31, 2017	1,311	$9.75	to	$10.07	$12,983	0.00%	1.30%	to	2.85%	-0.23%	to	1.37%
December 31, 2016	2,001	$9.77	to	$9.93	$19,710	0.00%	1.30%	to	2.85%	-2.26%	to	-0.69%

	NVIT Emerging Markets Fund (Class D) (Available August 5, 2016)
December 31, 2020	26	$14.58	to	$14.81	$384	1.64%	1.40%	to	1.75%	10.98%	to	11.36%
December 31, 2019	37	$13.14	to	$13.30	$485	2.31%	1.40%	to	1.75%	20.47%	to	20.89%
December 31, 2018	35	$10.91	to	$11.00	$378	0.35%	1.40%	to	1.75%	-19.13%	to	-18.85%
December 31, 2017	34	$13.49	to	$13.55	$462	0.89%	1.40%	to	1.75%	38.68%	to	39.15%
December 31, 2016	46	$9.73	to	$9.74	$445	0.80%	1.40%	to	1.75%	-3.95%	to	-3.81%

	AST Bond Portfolio 2028 (Available January 3, 2017)
December 31, 2020	—	$11.60	to	$11.86	$—	0.00%	1.90%	to	2.45%	11.87%	to	12.50%
December 31, 2019	101	$10.37	to	$10.68	$1,062	0.00%	1.50%	to	2.45%	8.86%	to	9.94%
December 31, 2018	510	$9.52	to	$9.72	$4,901	0.00%	1.50%	to	2.45%	-4.47%	to	-3.51%
December 31, 2017	5	$9.97	to	$9.97	$46	0.00%	2.45%	to	2.45%	-0.30%	to	-0.30%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (Available January 2, 2018)
December 31, 2020	—	$11.91	to	$12.29	$—	0.00%	1.50%	to	2.55%	13.40%	to	14.57%
December 31, 2019	377	$10.51	to	$10.73	$4,002	0.00%	1.50%	to	2.55%	9.51%	to	10.64%
December 31, 2018	16	$9.60	to	$9.65	$150	0.00%	1.90%	to	2.45%	-4.02%	to	-3.48%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (Available April 30, 2018)
December 31, 2020	6,928	$13.52	to	$14.04	$95,070	0.00%	0.55%	to	1.95%	19.63%	to	21.33%
December 31, 2019	6,509	$11.30	to	$11.57	$74,239	0.00%	0.55%	to	1.95%	19.92%	to	21.63%
December 31, 2018	2,482	$9.42	to	$9.51	$23,479	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A114

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2030 (Available January 2, 2019)
December 31, 2020	759	$12.40	to	$12.77	$9,566	0.00%	1.30%	to	2.70%	11.42%	to	13.04%
December 31, 2019	173	$11.16	to	$11.29	$1,942	0.00%	1.30%	to	2.45%	11.60%	to	12.93%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 80/20 Target Allocation ETF Portfolio (Available January 28, 2019)
December 31, 2020	2,971	$14.07	to	$14.38	$42,221	0.00%	0.85%	to	1.95%	16.06%	to	17.36%
December 31, 2019	2,254	$12.12	to	$12.25	$27,463	0.00%	0.85%	to	1.95%	15.93%	to	17.13%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST BlackRock 60/40 Target Allocation ETF Portfolio (Available January 28, 2019)
December 31, 2020	2,108	$13.28	to	$13.58	$28,277	0.00%	0.85%	to	1.95%	13.50%	to	14.78%
December 31, 2019	1,561	$11.70	to	$11.83	$18,354	0.00%	0.85%	to	1.95%	12.97%	to	14.14%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Dimensional Global Core Allocation Portfolio (Available November 18, 2019)
December 31, 2020	42	$11.65	to	$11.73	$484	0.00%	0.85%	to	1.45%	13.07%	to	13.75%
December 31, 2019	1	$10.30	to	$10.30	$9	0.00%	1.45%	to	1.45%	3.02%	to	3.02%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2031 (Available January 2, 2020)
December 31, 2020	936	$11.04	to	$11.17	$10,389	0.00%	1.30%	to	2.55%	10.40%	to	11.76%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® International Growth Portfolio (Service Shares) (Available April 27, 2020)
December 31, 2020	16	$13.47	to	$13.48	$216	0.18%	0.48%	to	0.55%	32.65%	to	32.71%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (Available April 27, 2020)
December 31, 2020	4	$13.54	to	$13.56	$56	0.00%	0.48%	to	0.66%	33.26%	to	33.42%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Technology Portfolio (Service Shares) (Available April 27, 2020)
December 31, 2020	103	$14.58	to	$14.62	$1,506	0.00%	0.48%	to	0.86%	44.68%	to	45.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Mid Cap Growth Series (Service Shares) (Available April 27, 2020)
December 31, 2020	30	$14.77	to	$14.79	$443	0.00%	0.48%	to	0.73%	44.43%	to	44.67%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A115

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® New Discovery Series (Service Shares) (Available April 27, 2020)
December 31, 2020	12	$16.71	to	$16.74	$207	0.00%	0.48%	to	0.73%	61.84%	to	62.11%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Research Series (Service Shares) (Available April 27, 2020)
December 31, 2020	9	$12.97	to	$12.99	$122	0.05%	0.48%	to	0.68%	27.88%	to	28.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Shares) (Available April 27, 2020)
December 31, 2020	169	$10.71	to	$10.74	$1,814	0.55%	0.48%	to	0.86%	7.38%	to	7.66%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Shares) (Available April 27, 2020)
December 31, 2020	43	$11.99	to	$12.01	$518	1.77%	0.48%	to	0.73%	18.37%	to	18.58%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Utilities Series (Service Shares) (Available April 27, 2020)
December 31, 2020	58	$12.13	to	$12.16	$703	1.18%	0.48%	to	0.86%	19.22%	to	19.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Asset Allocation Fund (Class 4) (Available August 17, 2020)
December 31, 2020	79	$10.87	to	$10.88	$864	2.46%	0.48%	to	0.86%	8.38%	to	8.53%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Blue Chip Income and Growth Fund (Class 4) (Available August 17, 2020)
December 31, 2020	22	$11.12	to	$11.13	$246	2.26%	0.48%	to	0.73%	11.08%	to	11.18%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Bond Fund (Class 4) (Available August 17, 2020)
December 31, 2020	24	$10.12	to	$10.13	$247	3.15%	0.48%	to	0.73%	1.25%	to	1.34%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A116

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS Global Growth and Income Fund (Class 4) (Available August 17, 2020)
December 31, 2020	5	$11.35	to	$11.35	$55	1.00%	0.48%	to	0.55%	13.12%	to	13.15%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Global Small Capitalization Fund (Class 4) (Available August 17, 2020)
December 31, 2020	3	$12.45	to	$12.45	$40	0.00%	0.55%	to	0.66%	23.41%	to	23.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth Fund (Class 4) (Available August 17, 2020)
December 31, 2020	157	$12.23	to	$12.25	$1,918	0.00%	0.48%	to	0.73%	20.39%	to	20.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS Growth-Income Fund (Class 4) (Available August 17, 2020)
December 31, 2020	32	$11.06	to	$11.07	$349	2.12%	0.48%	to	0.73%	10.18%	to	10.28%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS International Fund (Class 4) (Available August 17, 2020)
December 31, 2020	3	$11.99	to	$11.99	$36	0.41%	0.66%	to	0.66%	19.50%	to	19.50%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	American Funds IS New World Fund® (Class 4) (Available August 17, 2020)
December 31, 2020	21	$11.92	to	$11.93	$249	0.00%	0.48%	to	0.73%	18.51%	to	18.62%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	17	$11.22	to	$11.23	$191	1.92%	0.48%	to	0.66%	11.63%	to	11.70%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	3	$11.25	to	$11.27	$36	2.03%	0.48%	to	0.86%	12.64%	to	12.80%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A117

Note 7:    Financial Highlights (Continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Capital Appreciation V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	12	$11.59	to	$11.60	$143	0.00%	0.48%	to	0.73%	14.95%	to	15.06%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Equity Dividend V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	15	$11.26	to	$11.27	$174	1.13%	0.48%	to	0.66%	12.85%	to	12.92%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	19	$11.39	to	$11.40	$212	0.00%	0.48%	to	0.73%	12.78%	to	12.88%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Balanced Portfolio (Service Class 2) (Available August 17, 2020)
December 31, 2020	139	$11.16	to	$11.17	$1,554	2.32%	0.48%	to	0.73%	11.35%	to	11.46%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (Available August 17, 2020)
December 31, 2020	200	$10.98	to	$10.99	$2,199	0.00%	0.48%	to	0.73%	8.94%	to	9.04%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (Available August 17, 2020)
December 31, 2020	112	$12.37	to	$12.38	$1,389	0.00%	0.48%	to	0.73%	22.35%	to	22.47%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Fidelity® VIP Health Care Portfolio (Service Class 2) (Available August 17, 2020)
December 31, 2020	151	$10.89	to	$10.90	$1,640	1.02%	0.48%	to	0.73%	7.68%	to	7.78%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	BlackRock Basic Value V.I. Fund (Class III) (Available August 17, 2020)
December 31, 2020	5	$11.50	to	$11.50	$60	3.74%	0.48%	to	0.48%	15.31%	to	15.31%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The
A118

Note 7:    Financial Highlights (Continued)
recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***    These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.
A119

Note 8:    Charges and Expenses (Continued)

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential MyRock Advisor New York Variable Annuity	0.25%	1.20%
Prudential Premier Advisor Variable Annuity Series(1)	0.35% / 0.55%	1.55%
Prudential Premier Investment Variable Annuity B Series(2)	0.48% / 0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.30%
Prudential Premier Retirement Variable Annuity C Series	1.30%	2.75%
Prudential Premier Retirement Variable Annuity L Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity X Series	1.30%	2.85%
Prudential Premier Variable Annuity B Series	1.15%	2.15%
Prudential Premier Variable Annuity Bb Series	0.95%	1.95%
Prudential Premier Variable Annuity L Series	1.50%	2.50%
Prudential Premier Variable Annuity X Series	1.55%	2.55%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.45%
Strategic Partners FlexElite 2	1.65%	2.50%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.35%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.35%

(1)    Effective February 25, 2019, the base charge on Prudential Premier Advisor Variable Annuity Series product was reduced to 0.35%. Contracts issued under this product on or after February 25, 2019 will have a base charge of 0.35%.

(2)    Effective September 16, 2019, the base charge on Prudential Premier Investment Variable Annuity B Series product was reduced to 0.48%. Contracts issued under this product on or after September 16, 2019 will have a base charge of 0.48%.

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product).

A120

Note 8:    Charges and Expenses (Continued)

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A121

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and
the Contract Owners of Pruco Life of New Jersey Flexible Premium Variable Annuity Account

Opinions on the Financial Statements
We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I) (1)	AST Bond Portfolio 2020 (3)
Prudential Diversified Bond Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	AST Bond Portfolio 2021 (1)
Prudential Value Portfolio (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Prudential High Yield Bond Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
Prudential Stock Index Portfolio (1)	AST Bond Portfolio 2022 (1)
Prudential Global Portfolio (1)	AST Quantitative Modeling Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
T. Rowe Price International Stock Portfolio (1)	AST Prudential Core Bond Portfolio (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	AST Bond Portfolio 2023 (1)
Invesco V.I. Core Equity Fund (Series I) (1)	AST MFS Growth Allocation Portfolio (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST MFS Large-Cap Value Portfolio (1)
MFS® Research Series (Initial Class) (1)	AST Bond Portfolio 2024 (1)
MFS® Growth Series (Initial Class) (1)	AST AQR Emerging Markets Equity Portfolio (4)
American Century VP Value Fund (Class I) (1)	AST ClearBridge Dividend Growth Portfolio (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Multi-Sector Fixed Income Portfolio (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	AST AQR Large-Cap Portfolio (4)
Davis Value Portfolio (1)	AST Large-Cap Core Portfolio (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	AST Bond Portfolio 2025 (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Goldman Sachs Global Growth Allocation Portfolio (5)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (5)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST Managed Equity Portfolio (5)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Managed Fixed Income Portfolio (5)
AST High Yield Portfolio (1)	AST FQ Absolute Return Currency Portfolio (4)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Jennison Global Infrastructure Portfolio (4)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (2)
AST Small-Cap Value Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Mid-Cap Growth Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST AB Global Bond Portfolio (2)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Goldman Sachs Global Income Portfolio (2)
AST MFS Growth Portfolio (1)	AST Global Bond Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (4)
AST BlackRock Low Duration Bond Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST QMA US Equity Alpha Portfolio (1)	AST Managed Alternatives Portfolio (5)
AST T. Rowe Price Natural Resources Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST MFS Global Equity Portfolio (1)	AST Bond Portfolio 2027 (1)
AST J.P. Morgan International Equity Portfolio (1)	NVIT Emerging Markets Fund (Class D) (1)
A122

AST Templeton Global Bond Portfolio (2)	AST Bond Portfolio 2028 (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2029 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST American Funds Growth Allocation Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Bond Portfolio 2030 (1)
AST Balanced Asset Allocation Portfolio (1)	AST BlackRock 80/20 Target Allocation ETF Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST BlackRock 60/40 Target Allocation ETF Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Dimensional Global Core Allocation Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Bond Portfolio 2031 (6)
AST Advanced Strategies Portfolio (1)	MFS® International Growth Portfolio (Service Shares) (7)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Shares) (7)
AST Government Money Market Portfolio (1)	MFS® Technology Portfolio (Service Shares) (7)
AST Small-Cap Growth Portfolio (1)	MFS® Mid Cap Growth Series (Service Shares) (7)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	MFS® New Discovery Series (Service Shares) (7)
AST International Value Portfolio (1)	MFS® Research Series (Service Shares) (7)
AST International Growth Portfolio (1)	MFS® Total Return Bond Series (Service Shares) (7)
AST Investment Grade Bond Portfolio (1)	MFS® Total Return Series (Service Shares) (7)
AST Western Asset Core Plus Bond Portfolio (1)	MFS® Utilities Series (Service Shares) (7)
AST Cohen & Steers Global Realty Portfolio (1)	American Funds IS Asset Allocation Fund (Class 4) (8)
AST Emerging Markets Equity Portfolio (1)	American Funds IS Blue Chip Income and Growth Fund (Class 4) (8)
AST Goldman Sachs Small-Cap Value Portfolio (1)	American Funds IS Bond Fund (Class 4) (8)
AST AllianzGI World Trends Portfolio (1)	American Funds IS Global Growth and Income Fund (Class 4) (8)
AST J.P. Morgan Global Thematic Portfolio (1)	American Funds IS Global Small Capitalization Fund (Class 4) (8)
AST Goldman Sachs Multi-Asset Portfolio (1)	American Funds IS Growth Fund (Class 4) (8)
ProFund VP Consumer Services (1)	American Funds IS Growth-Income Fund (Class 4) (8)
ProFund VP Consumer Goods (1)	American Funds IS International Fund (Class 4) (8)
ProFund VP Financials (1)	American Funds IS New World Fund® (Class 4) (8)
ProFund VP Health Care (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (8)
ProFund VP Industrials (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (8)
ProFund VP Mid-Cap Growth (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (8)
ProFund VP Mid-Cap Value (1)	BlackRock Equity Dividend V.I. Fund (Class III) (8)
ProFund VP Real Estate (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (8)
ProFund VP Small-Cap Growth (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (8)
ProFund VP Small-Cap Value (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (8)
ProFund VP Telecommunications (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (8)
ProFund VP Utilities (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (8)
ProFund VP Large-Cap Growth (1)	BlackRock Basic Value V.I. Fund (Class III) (8)
ProFund VP Large-Cap Value (1)

(1) Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(2) Statement of net assets as of November 13, 2020 (date of merger), statement of operations for the period January 1, 2020 to November 13, 2020 and statement of changes in net assets for the period January 1, 2020 to November 13, 2020 and for the year ended December 31, 2019.

(3) Statement of net assets as of December 31, 2020 (date of liquidation), statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019.

(4) Statement of net assets as of August 14, 2020 (date of merger), statement of operations for the period January 1, 2020 to August 14, 2020 and statement of changes in net assets for the period January 1, 2020 to August 14, 2020 and for the year ended December 31, 2019.

(5) Statement of net assets as of April 24, 2020 (date of merger), statement of operations for the period January 1, 2020 to April 24, 2020 and statement of changes in net assets for the period January 1, 2020 to April 24, 2020 and for the year ended December 31, 2019.

(6) Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period January 2, 2020 (commencement of operations) to December 31, 2020.

(7) Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period April 27, 2020 (commencement of operations) to December 31, 2020.

(8) Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period August 17, 2020 (commencement of operations) to December 31, 2020.

A123

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 7, 2021

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account since 1996.
A124

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company of New Jersey (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2020, of the Company’s internal control over financial reporting, based on the framework established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2020.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 19, 2021

Pruco Life Insurance Company of New Jersey
Statements of Financial Position
December 31, 2020 and 2019 (in thousands, except share amounts)

	December 31, 2020	December 31, 2019
ASSETS
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2020-$0) (amortized cost: 2020 – $1,635,870; 2019 – $1,437,796)	$1,894,195	$1,550,096
Fixed maturities, trading, at fair value (amortized cost: 2020 – $17,718; 2019 – $14,221)	19,269	13,700
Equity securities, at fair value (cost: 2020 – $4,660; 2019 – $5,139)	6,218	7,512
Policy loans	212,163	211,986
Commercial mortgage and other loans (net of $440 and $165 allowance for credit losses at December 31, 2020 and December 31, 2019, respectively)(1)	133,115	143,098
Other invested assets (includes $17,581 and $24,726 measured at fair value at December 31, 2020 and 2019, respectively)	97,509	89,536
Total investments	2,362,469	2,015,928
Cash and cash equivalents	68,527	55,924
Deferred policy acquisition costs	224,425	178,813
Accrued investment income	21,248	19,539
Reinsurance recoverables	3,860,612	3,200,642
Receivables from parent and affiliates	31,061	32,820
Income taxes receivable	0	6,268
Other assets	23,007	21,203
Separate account assets	17,117,510	15,904,208
TOTAL ASSETS	$23,708,859	$21,435,345
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	2,976,575	2,302,959
Policyholders' account balances	2,532,766	2,424,120
Cash collateral for loaned securities	2,725	2,481
Income taxes payable(1)	10,821	0
Short-term debt to affiliates	0	89
Payables to parent and affiliates	16,250	24,958
Other liabilities(1)	187,620	140,628
Separate account liabilities	17,117,510	15,904,208
Total liabilities	$22,844,267	$20,799,443
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($5 par value; 400,000 shares authorized; issued and outstanding)	2,000	2,000
Additional paid-in capital	348,735	268,021
Retained earnings	328,450	280,246
Accumulated other comprehensive income (loss)	185,407	85,635
Total equity	864,592	635,902
TOTAL LIABILITIES AND EQUITY	$23,708,859	$21,435,345
(1)December 31, 2020 amounts include the impacts of the January 1, 2020 adoption of ASU 2016-13. See Note 2 for details.
See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Operations and Comprehensive Income
Years Ended December 31, 2020, 2019 and 2018 (in thousands)

	2020	2019	2018
REVENUES
Premiums	$21,660	$12,931	$13,007
Policy charges and fee income	74,202	65,735	62,567
Net investment income	82,995	76,788	67,811
Asset administration fees	6,744	5,844	5,356
Other income	6,365	4,622	1,004
Realized investment gains (losses), net	1,871	(17,388)	(9,273)
TOTAL REVENUES	193,837	148,532	140,472
BENEFITS AND EXPENSES
Policyholders’ benefits	41,887	25,613	19,829
Interest credited to policyholders’ account balances	44,096	37,746	35,936
Amortization of deferred policy acquisition costs	18,119	14,850	15,972
General, administrative and other expenses	47,703	36,980	37,507
TOTAL BENEFITS AND EXPENSES	151,805	115,189	109,244
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	42,032	33,343	31,228
Income tax expense (benefit)	(6,339)	(3,412)	(53)
NET INCOME (LOSS)	$48,371	$36,755	$31,281
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	250	10	(1,187)
Net unrealized investment gains (losses)	126,043	126,575	(67,692)
Total	126,293	126,585	(68,879)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	26,521	26,583	(14,464)
Other comprehensive income (loss), net of taxes	99,772	100,002	(54,415)
Comprehensive income (loss)	$148,143	$136,757	$(23,134)

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Equity
Years Ended December 31, 2020, 2019 and 2018 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2017	$2,000	$211,961	$218,067	$34,330	$466,358
Cumulative effect of adoption of ASU 2016-01			372	(175)	197
Cumulative effect of adoption of ASU 2018-02			(5,893)	5,893
Contributed capital		1,300			1,300
Contributed (distributed) capital- parent/child asset transfers		0			0
Comprehensive income:
Net income (loss)			31,281		31,281
Other comprehensive income (loss), net of tax				(54,415)	(54,415)
Total comprehensive income (loss)					(23,134)
Balance, December 31, 2018	2,000	213,261	243,827	(14,367)	444,721
Cumulative effect of adoption of accounting changes(1)			(336)		(336)
Contributed capital		59,536			59,536
Contributed (distributed) capital- parent/child asset transfers		(4,776)			(4,776)
Comprehensive income:
Net income (loss)			36,755		36,755
Other comprehensive income (loss), net of tax				100,002	100,002
Total comprehensive income (loss)					136,757
Balance, December 31, 2019	2,000	268,021	280,246	85,635	635,902
Cumulative effect of adoption of accounting changes(2)			(167)		(167)
Contributed capital		85,112			85,112
Contributed (distributed) capital- parent/child asset transfers		(4,398)			(4,398)
Comprehensive income:
Net income (loss)			48,371		48,371
Other comprehensive income (loss), net of tax				99,772	99,772
Total comprehensive income (loss)					148,143
Balance, December 31, 2020	$2,000	$348,735	$328,450	$185,407	$864,592
(1)Includes the impact from the adoption of ASU 2017-08 and 2017-12.
(2)Includes the impact from the adoption of ASU 2016-13. See Note 2.

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Cash Flows
Years Ended December 31, 2020, 2019 and 2018 (in thousands)

	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$48,371	$36,755	$31,281
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income(1)	(24,935)	(17,100)	(15,393)
Interest credited to policyholders’ account balances	44,096	37,746	35,936
Realized investment (gains) losses, net	(1,871)	17,388	9,273
Amortization and other non-cash items	(16,951)	(10,762)	(7,850)
Change in:
Future policy benefits	289,417	256,062	201,654
Reinsurance recoverables	(272,450)	(246,914)	(209,954)
Accrued investment income	(1,709)	(1,775)	(1,184)
Net payables to/receivables from parent and affiliates	(8,567)	5,723	856
Deferred policy acquisition costs	(58,425)	(24,349)	(14,771)
Income taxes	(8,215)	(12,357)	(4,963)
Derivatives, net	5,305	1,194	(4,777)
Other, net	7,484	(3,014)	21,047
Cash flows from (used in) operating activities	1,550	38,597	41,155
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	60,422	72,095	73,692
Equity securities	3,591	3,353	1,939
Policy loans	26,439	27,022	23,009
Ceded policy loans	(1,434)	(1,576)	(1,990)
Commercial mortgage and other loans	14,559	9,788	4,209
Other invested assets	1,908	1,679	2,502
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(181,796)	(166,382)	(167,311)
Fixed maturities, trading	(3,497)	(6,776)	0
Equity securities	(2)	(50)	(2,002)
Policy loans	(19,774)	(24,529)	(28,537)
Ceded policy loans	3,602	2,337	2,734
Commercial mortgage and other loans	(3,978)	(33,817)	(1,595)
Other invested assets	(11,046)	(16,980)	(7,186)
Notes receivable from parent and affiliates, net	1,391	6,362	455
Derivatives, net	505	(561)	161
Other, net	149	(410)	(282)
Cash flows from (used in) investing activities	(108,961)	(128,445)	(100,202)

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	529,874	553,804	555,153
Ceded policyholders’ account deposits	(347,786)	(342,648)	(337,536)
Policyholders’ account withdrawals	(327,130)	(342,230)	(311,159)
Ceded policyholders’ account withdrawals	248,680	224,910	187,237
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	244	(221)	(12,505)
Contributed (distributed) capital - parent/child asset transfers	(165)	0	0
Net change in financing arrangements (maturities 90 days or less)	(89)	89	0
Drafts outstanding	9,111	(9,040)	10,067
Other, net(1)	7,275	(9,333)	(6,387)
Cash flows from (used in) financing activities	120,014	75,331	84,870
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,603	(14,517)	25,823
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	55,924	70,441	44,618
CASH AND CASH EQUIVALENTS, END OF YEAR	$68,527	$55,924	$70,441
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$1,880	$8,946	$4,910
Interest paid	$18	$100	$5
(1) Prior period amounts have been revised to correct an error. See Note 16 for details.
Significant Non-Cash Transactions
For the years ended December 31, 2020 and 2019, the Company received $85 million and $60 million, respectively, of non-cash assets from its parent, Pruco Life Insurance Company. See Note 13 for additional information. There were no significant non-cash transactions for the year ended December 31, 2018.

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey (“PLNJ”) is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.

Basis of Presentation

The Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition cost ("DAC") and related amortization; policyholders' account balances related to the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products; valuation of investments including derivatives, measurement of allowance for credit losses, and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.

COVID-19

Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the Company’s results of operations, financial condition and cash flows. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. The risks may have manifested, and may continue to manifest, in the Company’s financial statements in the areas of, among others, i) investments: increased risk of loss on the Company's investments due to default or deterioration in credit quality or value; and ii) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality and policyholder behavior which are reflected in the Company's insurance liabilities and certain related balances (e.g., DAC, etc.). The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the global economy, markets or its businesses.

Revision to Prior Period Financial Statements

The Company identified an error in the presentation of certain cash flow activity related to policyholders' account balances that impacted several line items within previously issued Statements of Cash Flows. Prior period amounts have been revised in the financial statements to correct this error. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revision and for comparisons of amounts previously reported to the revised amounts.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

ASSETS

Fixed maturities, available-for-sale, at fair value ("AFS debt securities") includes bonds, notes and redeemable preferred stock that are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.

AFS debt securities, where fair value is below amortized cost, are reviewed quarterly to determine whether the amortized cost basis of the security is recoverable. For mortgage-backed and asset-backed AFS debt securities, a credit impairment will be recognized to the extent the amortized cost exceeds the net present value of projected future cash flows (the “net present value”) for the security. For all other AFS debt securities, qualitative factors are first considered including, but not limited to, the extent of the decline and the reasons for the decline in value (e.g., credit events, currency or interest-rate related, including general credit spread widening), and the financial condition of the issuer. If analysis of these qualitative factors results in the security needing to be impaired, the credit impairment will be measured as the extent to which the amortized cost exceeds the net present value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the AFS debt security at the date of acquisition.

Credit impairment is recognized as an allowance for credit losses and reported in “Realized investment gains (losses), net.” Once the Company has deemed all or a portion of the amortized cost uncollectible, the allowance is removed from the balance sheet by writing down the amortized cost basis of the AFS debt security.

The Company adopted Accounting Standards Update ("ASU") 2016-13, and related ASUs, effective January 1, 2020. See “Recent Accounting Pronouncements” in this Note for additional information about the adoption. Prior to the adoption of ASU 2016-13, credit impairments were recognized as a direct write down to the cost basis of the security.

Interest income, including amortization of premium and accretion of discount, are included in “Net investment income” under the effective yield method. Prepayment premiums are also included in “Net investment income.”

For high credit quality mortgage-backed and asset-backed AFS debt securities (those rated AA or above), the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to “Net investment income” in accordance with the retrospective method.

For mortgage-backed and asset-backed AFS debt securities rated below AA, the effective yield is adjusted prospectively for any changes in the estimated timing and amount of cash flows unless the investment is purchased with credit deterioration or an allowance is currently recorded for the respective security. If an investment is impaired, any changes in the estimated timing and amount of cash flows will be recorded as the credit impairment, as opposed to a yield adjustment. If the asset is purchased with credit deterioration (or previously impaired) the effective yield will be adjusted if there are favorable changes in cash flows subsequent to the allowance being reduced to zero. Prior to the adoption of ASU 2016-13, the effective yield was adjusted prospectively unless an impairment was recorded in the current period.

For mortgage-backed and asset-backed AFS debt securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. These assumptions can significantly impact income recognition and the amount of impairment recognized in earnings and other comprehensive income (loss) (“OCI”). The payment priority of the respective security is also considered. For all other AFS debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company may use the estimated fair value of collateral, if any, as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an allowance for losses is recognized in earnings for the difference between amortized cost and the net present value and is limited to the difference between amortized cost and fair value of the AFS debt security. Any difference between the fair value and the net present value of the debt security at the impairment measurement date remains in OCI. Changes in the allowance for losses are reported in “Realized investment gains (losses), net.”

When an AFS debt security’s fair value is below amortized cost and (1) the Company has the intent to sell the AFS debt security, or (2) it is more likely than not the Company will be required to sell the AFS debt security before its anticipated recovery, the amortized cost basis of the AFS debt security is written down to fair value and any previously recognized allowance is reversed. The impairment is reported in “Realized investment gains (losses), net.”

The associated unrealized gains and losses, net of tax, and the effect on DAC, deferred sales inducements ("DSI"), future policy benefits and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). Each of these balances is discussed in greater detail below.

Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Other income” in the Statements of Operations. The impact of this standard resulted in an increase to retained earnings of $372 thousand, a reduction to AOCI of $175 thousand, and an increase to equity of $197 thousand upon adoption on January 1, 2018.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of the current expected credit loss ("CECL") allowance. Certain off-balance sheet credit exposures (e.g., indemnification of serviced mortgage loans, and certain unfunded mortgage loan commitments where the Company cannot unconditionally cancel the commitment) are also subject to a CECL allowance. See Note 14 for additional information.

Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income.”

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The CECL allowance represents the Company’s best estimate of expected credit losses over the remaining life of the assets or off-balance sheet credit exposures. The determination of the allowance considers historical credit loss experience, current conditions, and reasonable and supportable forecasts. Prior to the adoption of ASU 2016-13, the allowance was based upon credit losses that were probable of occurring for recognized loans, not an estimate of credit losses that may occur over the remaining life of the asset.

The allowance is calculated separately for commercial mortgage loans, agricultural mortgage loans, other collateralized, and uncollateralized loans. For commercial mortgage and agricultural mortgage loans, the allowance is calculated using an internally developed CECL model.

Key inputs to the CECL model include unpaid principal balances, internal credit ratings, annual expected loss factors, average lives of the loans adjusted for prepayment considerations, current and historical interest rate assumptions, and other factors influencing the Company’s view of the current stage of the economic cycle and future economic conditions. Subjective considerations include a review of whether historical loss experience is representative of current market conditions and the Company’s view of the credit cycle. Model assumptions and factors are reviewed and updated as appropriate. Information about certain key inputs is detailed below.

Key factors in determining the internal credit ratings for commercial mortgage and agricultural mortgage loans include loan-to-value and debt-service-coverage ratios. Other factors include amortization, loan term, and estimated market value growth rate and volatility for the property type and region. The loan-to-value ratio compares the carrying amount of the loan to the fair value of the underlying property or properties collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the carrying amount of the loan exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the carrying amount of the loan. The debt service coverage ratio is a property’s net operating income as a percentage of its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.

Annual expected loss rates are based on historical default and loss experience factors. Using average lives, the annual expected loss rates are converted into life-of-loan loss expectations.

When individual loans no longer have the credit risk characteristics of the commercial or agricultural mortgage loan pools, they are removed from the pools and are evaluated individually for an allowance. The allowance is determined based on the outstanding loan balance less the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

The CECL allowance on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. The change in allowance is reported in “Realized investment gains (losses), net.” As it relates to unfunded commitments that are in scope of this guidance, the CECL allowance is reported in “Other liabilities,” and the change in the allowance is reported in “Realized investment gains (losses), net.”

The CECL allowance for other collateralized and uncollateralized loans (e.g., corporate loans) carried at amortized cost is determined based on probability of default and loss given default assumptions by sector, credit quality and average lives of the loans. Additions to or releases of the allowance are reported in “Realized investment gains (losses), net.”

Once the Company has deemed a portion of the amortized costs to be uncollectible, the uncollectible portion of allowance is removed from the balance sheet by writing down the amortized cost basis of the loan. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Interest received on loans that are past due is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. See Note 3 for additional information about the Company’s past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged against interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a TDR. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a TDR as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a TDR. When there is a reasonable expectation that the Company will execute a TDR, all effects of the potential restructuring are considered for the estimation of the CECL allowance.

When a loan is modified in a TDR, the CECL allowance of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance is adjusted accordingly. The loan will be evaluated to determine whether the loan no longer has similar credit risk characteristics of the commercial or agricultural mortgage loan pools and need to be evaluated for an allowance on an individual basis. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loan.

In a TDR where the Company receives assets in full satisfaction of the debt, any CECL allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for credit impairment based on the CECL allowance process noted above.

Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs"), other than operating joint ventures, as well as derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as changes to the allowance for credit losses recognized in earnings. Realized investment gains and losses also reflect fair value changes on commercial mortgage loans carried at fair value, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Deferred policy acquisition costs are costs directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully acquired contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC,” net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions; however, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of certain universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company’s projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company’s estimate of total gross profits to reflect actual fund performance and market conditions.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.

Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers, and are reported on the Statements of Financial Position net of the CECL allowance. The CECL allowance considers the credit quality of the reinsurance counterparty and is generally determined based on the probability of default and loss given default assumptions, after considering any applicable collateral arrangements. The CECL allowance does not apply to reinsurance recoverables with affiliated counterparties under common control. Additions to or releases of the allowance are reported in “Policyholders’ benefits.” Prior to the adoption of this standard, an allowance for credit losses for reinsurance recoverables was established only when it was deemed probable that a reinsurer may fail to make payments to us in a timely manner. For additional information about these arrangements see Note 9.

Other assets consist primarily of premiums due and deferred loss on reinsurance with affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate-related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate account assets generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income.” Asset administration fees charged to the accounts are included in “Asset administration fees.” See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.

LIABILITIES

Future policy benefits include liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no-lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.

The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

Policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 7 for additional information regarding policyholders’ account balances. Policyholders’ account balances also includes amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”

Income taxes receivable/payable primarily represent the net deferred tax asset or liability and the Company’s estimated taxes receivable/payable for the current year and open audit years.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.

In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of refinements to the provisional amount related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") included in “Income tax expense (benefit)” in 2018.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.

Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $5.9 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements that are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Other liabilities consist primarily of accrued expenses, reinsurance payables and technical overdrafts.

Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.

Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

REVENUES AND BENEFITS AND EXPENSES

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.

Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.

Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

Policyholders’ account balances also includes amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.

Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.

OTHER ACCOUNTING POLICIES

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value" or "Equity securities, at fair value".

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. Effective April 1, 2016, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. See Note 9 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net”.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of ASUs to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2020, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

Adoption of ASU 2016-13

The Company adopted ASU 2016-13, and related ASUs, effective January 1, 2020 using the modified retrospective method for certain financial assets carried at amortized cost and certain off-balance sheet exposures. The modified retrospective method results in a cumulative effect adjustment to opening retained earnings. The Company adopted the guidance related to fixed maturities, available-for-sale on a prospective basis.

This ASU requires the use of a new CECL model to account for expected credit losses on certain financial assets reported at amortized cost (e.g., loans held for investment, reinsurance receivables, etc.) and certain off-balance sheet credit exposures (e.g., indemnification of serviced mortgage loans and certain loan commitments). The guidance requires an entity to estimate lifetime credit losses related to such financial assets and credit exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that may affect the collectability of the reported amounts. The standard also modifies the OTTI guidance for fixed maturities, available-for-sale requiring the use of an allowance rather than a direct write-down of the investment.

The impacts of this ASU on the Company’s Financial Statements primarily include (1) A Cumulative Effect Adjustment Upon Adoption; (2) Changes to the Presentation of the Statements of Financial Position and Statements of Operations; and (3) Changes to Accounting Policies. Each of these impacts is described below.

(1) Cumulative Effect Adjustment Upon Adoption

Adoption of the standard resulted in a cumulative effect adjustment to opening retained earnings in the amount of $0.2 million, primarily related to commercial mortgage and other loans. The impact of adoption is not material to the following financial statement line items: income taxes payable and other liabilities. The prospective adoption of the portions of the standard related to fixed maturities, available-for-sale resulted in no impact to opening retained earnings.

(2) Changes to the Presentation of the Statements of Financial Position and Statements of Operations

The allowance for credit losses is presented parenthetically on relevant line items in the Statements of Financial Position. In the Statements of Operations, realized investment gains (losses), net are presented on one line item and will no longer reflect the breakout of OTTI on fixed maturity securities; OTTI on fixed maturity securities transferred to OCI; and other realized investment gains (losses), net. The presentation of this detail in prior periods is immaterial.

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2020, including the policies associated with the adoption of ASU 2016-13.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other ASUs adopted during the year ended December 31, 2020

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting	This ASU provides optional relief for certain contracts impacted by reference rate reform. The standard permits an entity to consider contract modification due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. The ASU also temporarily (until December 31, 2022) allows hedge relationships to continue without de-designation upon changes due to reference rate reform.	March 12, 2020 to December 31, 2022 using the prospective method.	This ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
The Company made the election under ASU 2020-04 for all applicable contracts as they converted from the current reference rate to the new reference rate.

ASU issued but not yet adopted as of December 31, 2020 — ASU 2018-12

ASU 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Financial Statements and Notes to the Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. As a result of the COVID-19 pandemic, in November 2020 the FASB issued ASU 2020-11, Financial Services—Insurance (Topic 944): Effective Date and Early Application to defer for an additional one year the effective date of ASU 2018-12 from January 1, 2022 to January 1, 2023, and to provide transition relief to facilitate the early adoption of the ASU. The transition relief would allow large calendar-year public companies that early adopt ASU 2018-12 to apply the guidance either as of January 1, 2020 or January 1, 2021 (and record transition adjustments as of January 1, 2020 or January 1, 2021, respectively) in the 2022 financial statements. Companies that do not early adopt ASU 2018-12 would apply the guidance as of January 1, 2021 (and record transition adjustments as of January 1, 2021) in the 2023 financial statements. The Company currently intends to adopt ASU 2018-12 effective January 1, 2023. ASU 2018-12 will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.	An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity may choose to apply the amendments to contracts in force as of the beginning of the prior year (if early adoption is elected) or as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.	The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield, which will be updated each quarter with the impact recorded through OCI. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the discount rate assumptions.	As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of either the beginning of the prior year (if early adoption is elected) or the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.	Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in-force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between discount rates locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.
Amortization of DAC and other balances	Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.	An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity may choose to apply the amendments to contracts in force as of the beginning of the prior year (if early adoption is elected) or as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a full retrospective transition method for DAC and other balances.	The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.
Market Risk Benefits ("MRB")	Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record MRB assets and liabilities separately on the Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change in MRB liabilities attributable to changes in an entity’s NPR, which is recognized in OCI.	An entity shall adopt the guidance for market risk benefits using the retrospective transition method which includes a cumulative-effect adjustment on the balance sheet as of either the beginning of prior year (if early adoption is elected) or the beginning of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.	Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$10,638	$1,017	$0	$0	$11,655
Obligations of U.S. states and their political subdivisions	162,227	20,399	0	0	182,626
Foreign government bonds	79,318	13,347	29	0	92,636
U.S. public corporate securities	791,616	158,087	118	0	949,585
U.S. private corporate securities	222,279	23,564	225	0	245,618
Foreign public corporate securities	60,376	10,022	51	0	70,347
Foreign private corporate securities	148,103	17,892	640	0	165,355
Asset-backed securities(1)	16,535	666	12	0	17,189
Commercial mortgage-backed securities	141,564	13,854	0	0	155,418
Residential mortgage-backed securities(2)	3,214	552	0	0	3,766
Total fixed maturities, available-for-sale	$1,635,870	$259,400	$1,075	$0	$1,894,195
(1)Includes credit-tranched securities collateralized by loan obligations and education loans.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$14,983	$1,032	$0	$16,015	$0
Obligations of U.S. states and their political subdivisions	123,505	10,172	0	133,677	0
Foreign government bonds	70,287	6,993	0	77,280	0
U.S. public corporate securities	627,880	70,167	527	697,520	0
U.S. private corporate securities	222,952	10,416	153	233,215	0
Foreign public corporate securities	53,115	4,958	80	57,993	0
Foreign private corporate securities	161,597	4,505	2,210	163,892	0
Asset-backed securities(1)	17,816	753	27	18,542	0
Commercial mortgage-backed securities	141,593	5,796	0	147,389	0
Residential mortgage-backed securities(2)	4,068	509	4	4,573	(50)
Total fixed maturities, available-for-sale	$1,437,796	$115,301	$3,001	$1,550,096	$(50)
(1)Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, and education loans.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the fair value and gross unrealized losses on available-for-sale fixed maturity securities without an allowance for credit losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the date indicated:

	December 31, 2020
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government bonds	$2,122	$29	$0	$0	$2,122	$29
U.S. public corporate securities	10,416	118	0	0	10,416	118
U.S. private corporate securities	9,635	225	0	0	9,635	225
Foreign public corporate securities	1,611	51	0	0	1,611	51
Foreign private corporate securities	0	0	12,017	640	12,017	640
Asset-backed securities	988	2	3,941	10	4,929	12
Residential mortgage-backed securities	0	0	0	0	0	0
Total fixed maturities, available-for-sale	$24,772	$425	$15,958	$650	$40,730	$1,075

The following table sets forth the fair value and gross unrealized losses on fixed maturity securities aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the date indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government bonds	$0	$0	$400	$0	$400	$0
U.S. public corporate securities	16,892	190	1,073	337	17,965	527
U.S. private corporate securities	7,350	140	4,757	13	12,107	153
Foreign public corporate securities	2,054	23	2,427	57	4,481	80
Foreign private corporate securities	10,659	281	27,048	1,929	37,707	2,210
Asset-backed securities	1,488	12	2,985	15	4,473	27
Residential mortgage-backed securities	91	4	0	0	91	4
Total fixed maturities, available-for-sale	$38,534	$650	$38,690	$2,351	$77,224	$3,001

As of December 31, 2020, the gross unrealized losses on fixed maturity available-for-sale securities without an allowance were composed of $0.4 million related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $0.7 million related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2020, the $0.7 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance and consumer non-cyclical sectors.

As of December 31, 2019, the gross unrealized losses on fixed maturity securities were composed of $2.4 million related to “1” highest quality or “2” high quality securities based on the NAIC or equivalent rating and $0.6 million related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $2.4 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, consumer non-cyclical and energy sectors.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for credit losses related to these fixed maturity securities was not warranted at December 31, 2020. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates, foreign currency exchange rate movements and the financial condition or near-term prospects of the issuer. As of December 31, 2020, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2020
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$18,747	$19,000
Due after one year through five years	200,909	214,388
Due after five years through ten years	205,745	228,272
Due after ten years	1,049,156	1,256,162
Asset-backed securities	16,535	17,189
Commercial mortgage-backed securities	141,564	155,418
Residential mortgage-backed securities	3,214	3,766
Total fixed maturities, available-for-sale	$1,635,870	$1,894,195

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on write-downs, impairments and the allowance for credit losses of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$4,085	$12,801	$3,530
Proceeds from maturities/prepayments	57,837	59,294	70,152
Gross investment gains from sales and maturities	(4)	164	172
Gross investment losses from sales and maturities	(43)	(709)	(219)
OTTI recognized in earnings(2)	N/A	(5,474)	(125)
Write-downs recognized in earnings(3)	(625)	N/A	N/A
(Addition to) release of allowance for credit losses(4)	0	N/A	N/A

(1)Includes $1.5 million, $0.0 million and $0.0 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2020, 2019 and 2018, respectively.
(2)For the years ended December 31, 2019 and 2018, amounts exclude the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.
(3)For the year ended December 31, 2020, amounts represent write-downs on credit adverse securities, write-downs on securities approaching maturity related to foreign exchange movements and securities actively marketed for sale.
(4)Effective January 1, 2020, credit losses on available-for-sale fixed maturity securities are recorded within the "allowance for credit losses."

For the year ended December 31, 2020, there was no activity in the allowance for credit losses for fixed maturity securities.

See Note 2 for additional information about the Company's methodology for developing our allowance and expected losses.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company did not have any fixed maturity securities purchased with credit deterioration, as of December 31, 2020.
Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income,” was $(0.8) million, $0.6 million and $(1.0) million during the years ended December 31, 2020, 2019 and 2018, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2020		December 31, 2019
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$46,755	35.0%	$47,568	33.2%
Hospitality	14,031	10.5	14,266	10.0
Industrial	13,936	10.4	18,907	13.2
Office	23,649	17.7	24,035	16.7
Other	16,929	12.7	18,853	13.2
Retail	15,857	11.9	16,174	11.3
Total commercial mortgage loans	131,157	98.2	139,803	97.6
Agricultural property loans	2,398	1.8	3,460	2.4
Total commercial mortgage and agricultural property loans	133,555	100.0%	143,263	100.0%
Allowance for credit losses	(440)		(165)
Total net commercial mortgage and agricultural property loans	$133,115		$143,098

As of December 31, 2020, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in New York (14%), Florida (10%), Illinois (9%) and Texas (9%)) and included loans secured by properties in Europe (11%).

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2017	$179	$1	$180
Addition to (release of) allowance for credit losses	(29)	0	(29)
Balance at December 31, 2018	$150	$1	$151
Addition to (release of) allowance for credit losses	14	0	14
Balance at December 31, 2019	$164	$1	$165
Cumulative effect of adoption of ASU 2016-13	204	0	204
Addition to (release of) allowance for expected losses	72	(1)	71
Balance at December 31, 2020	$440	$0	$440
See Note 2 for additional information about the Company's methodology for developing our allowance and expected losses.
For the year ended December 31, 2020, the increase in the allowance for credit losses on commercial mortgage and other loans was primarily related to the cumulative effect of adoption of ASU 2016-13.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth key credit quality indicators based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2020
	Amortized Cost by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in thousands)
Commercial Mortgage Loans
Loan-to-Value Ratio:
0%-59.99%	$0	$6,285	$0	$6,349	$9,731	$45,261	$67,626
60%-69.99%	2,198	27,970	1,478	5,381	3,191	18,533	58,751
70%-79.99%	0	1,870	0	0	0	1,931	3,801
80% or greater	0	0	0	979	0	0	979
Total	$2,198	$36,125	$1,478	$12,709	$12,922	$65,725	$131,157
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$2,198	$31,751	$1,478	$11,730	$11,872	$60,499	$119,528
1.0 - 1.2x	0	3,364	0	979	1,050	5,226	10,619
Less than 1.0x	0	1,010	0	0	0	0	1,010
Total	$2,198	$36,125	$1,478	$12,709	$12,922	$65,725	$131,157
Agricultural Property Loans
Loan-to-Value Ratio:
0%-59.99%	$0	$0	$0	$0	$0	$2,398	$2,398
60%-69.99%	0	0	0	0	0	0	0
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$0	$0	$0	$0	$0	$2,398	$2,398
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$0	$0	$0	$0	$0	$2,398	$2,398
1.0 - 1.2x	0	0	0	0	0	0	0
Less than 1.0x	0	0	0	0	0	0	0
Total	$0	$0	$0	$0	$0	$2,398	$2,398

Commercial mortgage loans
	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$89,855	$1,131	$0	$90,986
60%-69.99%	42,726	1,877	0	44,603
70%-79.99%	2,695	1,519	0	4,214
80% or greater	0	0	0	0
Total commercial mortgage loans	$135,276	$4,527	$0	$139,803

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Agricultural property loans
	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$3,460	$0	$0	$3,460
60%-69.99%	0	0	0	0
70%-79.99%	0	0	0	0
80% or greater	0	0	0	0
Total agricultural property loans	$3,460	$0	$0	$3,460

See Note 2 for additional information about the Company’s commercial mortgage and other loans credit quality monitoring process.

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2020
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$131,157	$0	$0	$0	$131,157	$0
Agricultural property loans	2,398	0	0	0	2,398	0
Total	$133,555	$0	$0	$0	$133,555	$0

(1)As of December 31, 2020, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$139,803	$0	$0	$0	$139,803	$0
Agricultural property loans	3,460	0	0	0	3,460	0
Total	$143,263	$0	$0	$0	$143,263	$0

(1)As of December 31, 2019, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

There were no loans on non-accrual status as of December 31, 2020. Loans that were in non-accrual status did not recognize interest income for the year ended December 31, 2020.

The Company did not have any commercial mortgage and other loans purchased with credit deterioration, as of December 31, 2020.

For both the years ended December 31, 2020 and 2019, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were no commercial mortgage and other loans sold.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2020	2019
	(in thousands)
Company's investment in separate accounts	$3,269	$3,418
LPs/LLCs:
Equity method:
Private equity	38,261	26,609
Hedge funds	33,773	30,629
Real estate-related	4,625	4,154
Subtotal equity method	76,659	61,392
Fair value:
Private equity	590	774
Hedge funds	69	78
Real estate-related	2,141	2,490
Subtotal fair value	2,800	3,342
Total LPs/LLCs	79,459	64,734
Derivative instruments	14,781	21,384
Total other invested assets	$97,509	$89,536

Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method. Changes between periods in the tables below reflect changes in the activities within the LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

	December 31,
	2020	2019
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$1,806,040	$1,629,207
Total liabilities	$0	$0
Partners’ capital	1,806,040	1,629,207
Total liabilities and partners’ capital	$1,806,040	$1,629,207
Total liabilities and partners’ capital included above	$33,773	$30,629
Equity in LP/LLC interests not included above	42,886	30,763
Carrying value	$76,659	$61,392

(1)Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in securities and other miscellaneous assets.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31,
	2020	2019	2018
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$168,120	$125,685	$(511)
Total expenses	0	0	0
Net earnings (losses)	$168,120	$125,685	$(511)
Equity in net earnings (losses) included above	$3,144	$2,363	$(10)
Equity in net earnings (losses) of LP/LLC interests not included above	3,858	801	751
Total equity in net earnings (losses)	$7,002	$3,164	$741

(1)Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in securities and other income.

Accrued Investment Income

The following table sets forth the composition of “Accrued investment income,” as of the date indicated:

December 31, 2020
(in thousands)
Fixed maturities	$15,178
Equity securities	1
Commercial mortgage and other loans	372
Policy loans	5,688
Short-term investments and cash equivalents	9
Total accrued investment income	$21,248

There were no write-downs on accrued investment income for the year ended December 31, 2020.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Fixed maturities, available-for-sale	$61,250	$57,518	$52,235
Fixed maturities, trading	542	376	322
Equity securities	363	363	364
Commercial mortgage and other loans	5,485	5,130	5,006
Policy loans	11,597	11,458	11,071
Other invested assets	7,509	4,459	1,869
Short-term investments and cash equivalents	431	997	655
Gross investment income	87,177	80,301	71,522
Less: investment expenses	(4,182)	(3,513)	(3,711)
Net investment income	$82,995	$76,788	$67,811

The carrying value of non-income producing assets included $0.4 million in available-for-sale fixed maturities, as of December 31, 2020. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2020.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Fixed maturities(1)	$(672)	$(6,019)	$(172)
Commercial mortgage and other loans	(71)	(14)	29
Other invested assets	(51)	(519)	49
Derivatives	2,721	(10,839)	(9,178)
Short-term investments and cash equivalents	(56)	3	(1)
Realized investment gains (losses), net	$1,871	$(17,388)	$(9,273)
(1)Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2020	2019	2018
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI(1)	$ N/A	$51	$143
Fixed maturity securities, available-for-sale — all other(1)	N/A	112,249	(20,211)
Fixed maturity securities, available-for-sale with an allowance	0	N/A	N/A
Fixed maturity securities, available-for-sale without an allowance	258,325	N/A	N/A
Derivatives designated as cash flow hedges(2)	(2,998)	3,193	1,793
Affiliated notes	254	480	509
Other investments	143	66	145
Net unrealized gains (losses) on investments	$255,724	$116,039	$(17,621)
(1)Effective January 1, 2020, per ASU 2016-13, fixed maturity securities, available-for-sale are no longer required to be disclosed “with OTTI” and “all other.”
(2)For more information on cash flow hedges, see Note 4.

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2020 and 2019, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2020			December 31, 2019
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign public corporate securities	$2,725	$0	$2,725	$2,481	$0	$2,481
Total cash collateral for loaned securities(1)	$2,725	$0	$2,725	$2,481	$0	$2,481
(1)The Company did not have agreements with remaining contractual maturities greater than thirty days, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2020	2019
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$2,525	$2,427
Total securities pledged	$2,525	$2,427
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$2,725	$2,481
Total liabilities supported by the pledged collateral	$2,725	$2,481

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of both December 31, 2020 and 2019, there was no collateral that could be sold or repledged.
As of both December 31, 2020 and 2019, there were available-for-sale fixed maturities of $0.5 million, on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DERIVATIVES AND HEDGING
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company offers certain products (for example, variable annuities and index-linked universal life), which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to certain of these derivatives, the Company has entered into reinsurance agreements with an affiliate, Prudential Insurance, effective April 1, 2016. See Note 9 for additional information on the reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2020			December 31, 2019
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$126,806	$2,404	$(7,017)	$131,212	$4,653	$(1,504)
Total Derivatives Designated as Hedge Accounting Instruments:	$126,806	$2,404	$(7,017)	$131,212	$4,653	$(1,504)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$30,200	$4,535	$0	$32,075	$3,005	$(5)
Credit
Credit Default Swaps	713	0	(6)	0	0	0
Currency/Interest Rate
Foreign Currency Swaps	33,224	2,374	(1,650)	33,224	2,691	(579)
Foreign Currency
Foreign Currency Forwards	3,087	0	(96)	1,858	0	(36)
Equity
Equity Options	441,725	41,582	(27,350)	379,350	24,064	(10,919)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$508,949	$48,491	$(29,102)	$446,507	$29,760	$(11,539)
Total Derivatives(1)(2)	$635,755	$50,895	$(36,119)	$577,719	$34,413	$(13,043)
(1)Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $1,195 million and $761 million as of December 31, 2020 and 2019, respectively included in “Future policy benefits” and $154 million and $134 million as of December 31, 2020 and 2019, respectively included in “Policyholders’ account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $1,195 million and $761 million as of December 31, 2020 and 2019, respectively.
(2)Recorded in "Other invested assets" and "Payables to parent and affiliates" on the Statements of Financial Position.

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2020
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$50,895	$(36,114)	$14,781	$(14,572)	$209
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$50,895	$(36,114)	$14,781	$(14,572)	$209
Offsetting of Financial Liabilities:
Derivatives(1)	$36,119	$(36,119)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$36,119	$(36,119)	$0	$0	$0

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$34,413	$(13,029)	$21,384	$(21,384)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$34,413	$(13,029)	$21,384	$(21,384)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$13,043	$(13,043)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$13,043	$(13,043)	$0	$0	$0
(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.

Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit and equity derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2020
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$106	$1,868	$(1,016)	$(6,191)
Total cash flow hedges	106	1,868	(1,016)	(6,191)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,919	0	0	0
Currency	(174)	0	0	0
Currency/Interest Rate	(894)	0	(25)	0
Credit	(88)	0	0	0
Equity	4,603	0	0	0
Embedded Derivatives	(2,751)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	2,615	0	(25)	0
Total	$2,721	$1,868	$(1,041)	$(6,191)

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$569	$1,693	$(418)	$1,391
Total cash flow hedges	569	1,693	(418)	1,391
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,393	0	0	0
Currency	38	0	0	0
Currency/Interest Rate	216	0	(9)	0
Credit	(1)	0	0	0
Equity	10,544	0	0	0
Embedded Derivatives	(23,598)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(11,408)	0	(9)	0
Total	$(10,839)	$1,693	$(427)	$1,391

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(305)	$1,360	$638	$6,829
Total cash flow hedges	(305)	1,360	638	6,829
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(583)	0	0	0
Currency	98	0	0	0
Currency/Interest Rate	1,682	0	13	0
Credit	(2)	0	0	0
Equity	(3,793)	0	0	0
Embedded Derivatives	(6,275)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(8,873)	0	13	0
Total	$(9,178)	$1,360	$651	$6,829

(1)Net change in AOCI.

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2017	$(5,036)
Amount recorded in AOCI
Currency/Interest Rate	8,522
Total amount recorded in AOCI	8,522
Amount reclassified from AOCI to income
Currency/Interest Rate	(1,693)
Total amount reclassified from AOCI to income	(1,693)
Balance, December 31, 2018	$1,793
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	9
Amount recorded in AOCI
Currency/Interest Rate	3,235
Total amount recorded in AOCI	3,235
Amount reclassified from AOCI to income
Currency/Interest Rate	(1,844)
Total amount reclassified from AOCI to income	(1,844)
Balance, December 31, 2019	$3,193
Amount recorded in AOCI
Currency/Interest Rate	(5,233)
Total amount recorded in AOCI	(5,233)
Amount reclassified from AOCI to income
Currency/Interest Rate	(958)
Total amount reclassified from AOCI to income	(958)
Balance, December 31, 2020	$(2,998)
(1)See Note 2 for details.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2020 values, it is estimated that a pre-tax gain of $1.5 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2021.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.
There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2020 and 2019.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $0.7 million and $0 million reported as of December 31, 2020 and 2019, respectively with a fair value of $0 million for both periods.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	December 31, 2020
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$11,655	$0	$0	$11,655
Obligations of U.S. states and their political subdivisions	0	182,626	0	0	182,626
Foreign government bonds	0	92,636	0	0	92,636
U.S. corporate public securities	0	949,585	0	0	949,585
U.S. corporate private securities	0	245,194	424	0	245,618
Foreign corporate public securities	0	70,347	0	0	70,347
Foreign corporate private securities	0	141,734	23,621	0	165,355
Asset-backed securities(2)	0	17,189	0	0	17,189
Commercial mortgage-backed securities	0	155,418	0	0	155,418
Residential mortgage-backed securities	0	3,766	0	0	3,766
Subtotal	0	1,870,150	24,045	0	1,894,195
Fixed maturities, trading	0	19,269	0	0	19,269
Equity securities	0	123	6,095	0	6,218
Cash equivalents	0	60,879	0	0	60,879
Other invested assets(3)	0	50,895	0	(36,114)	14,781
Reinsurance recoverables	0	0	1,195,469	0	1,195,469
Receivables from parent and affiliates	0	815	0	0	815
Subtotal excluding separate account assets	0	2,002,131	1,225,609	(36,114)	3,191,626
Separate account assets(4)(5)	0	15,044,796	0	0	15,044,796
Total assets	$0	$17,046,927	$1,225,609	$(36,114)	$18,236,422
Future policy benefits(6)	$0	$0	$1,195,469	$0	$1,195,469
Policyholders' account balances	0	0	153,937	0	153,937
Payables to parent and affiliates	0	36,119	0	(36,119)	0
Total liabilities	$0	$36,119	$1,349,406	$(36,119)	$1,349,406

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$16,015	$0	$0	$16,015
Obligations of U.S. states and their political subdivisions	0	133,677	0	0	133,677
Foreign government bonds	0	77,280	0	0	77,280
U.S. corporate public securities	0	697,520	0	0	697,520
U.S. corporate private securities	0	232,903	312	0	233,215
Foreign corporate public securities	0	57,993	0	0	57,993
Foreign corporate private securities	0	163,026	866	0	163,892
Asset-backed securities(2)	0	18,542	0	0	18,542
Commercial mortgage-backed securities	0	147,389	0	0	147,389
Residential mortgage-backed securities	0	4,573	0	0	4,573
Subtotal	0	1,548,918	1,178	0	1,550,096
Fixed maturities, trading	0	13,700	0	0	13,700
Equity securities	0	207	7,305	0	7,512
Cash equivalents	0	55,896	0	0	55,896
Other invested assets(3)	0	34,413	0	(13,029)	21,384
Reinsurance recoverables	0	0	760,558	0	760,558
Receivables from parent and affiliates	0	2,433	0	0	2,433
Subtotal excluding separate account assets	0	1,655,567	769,041	(13,029)	2,411,579
Separate account assets(4)(5)	0	13,927,275	0	0	13,927,275
Total assets	$0	$15,582,842	$769,041	$(13,029)	$16,338,854
Future policy benefits(6)	$0	$0	$760,558	$0	$760,558
Policyholders' account balances	0	0	133,793	0	133,793
Payables to parent and affiliates	0	13,043	0	(13,043)	0
Total liabilities	$0	$13,043	$894,351	$(13,043)	$894,351

(1)“Netting” amounts represent cash collateral of $0.0 million as of both December 31, 2020 and 2019, respectively.
(2)Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
(3)Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2020 and 2019, the fair values of such investments were $2.8 million and $3.3 million, respectively.
(4)Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2020 and 2019, the fair value of such investments was $2,073 million and $1,977 million respectively.
(5)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Statements of Financial Position.
(6)As of December 31, 2020, the net embedded derivative liability position of $1,195 million includes $51 million of embedded derivatives in an asset position and $1,246 million of embedded derivatives in a liability position. As of December 31, 2019, the net embedded derivative liability position of $761 million includes $60 million of embedded derivatives in an asset position and $821 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2020 and 2019, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including the secured overnight financing rate ("SOFR"), obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances – The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the Company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. Since the valuation of these liabilities require the use of management’s judgment to determine these risk premiums and the use of unobservable inputs, these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	December 31, 2020
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$24,045	Discounted cash flow	Discount rate	1.84%	6.55%	2.32%	Decrease
Reinsurance recoverables	$1,195,469	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$1,195,469	Discounted cash flow	Lapse rate(5)	1%	20%		Decrease
			Spread over LIBOR(6)	0.06%	1.17%		Decrease
			Utilization rate(7)	39%	96%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	18%	26%		Increase
Policyholders' account balances(4)	$153,937	Discounted cash flow	Lapse rate(5)	1%	6%		Decrease
			Spread over LIBOR(6)	0.06%	1.17%		Decrease
			Mortality rate(9)	0%	24%		Decrease
			Equity volatility curve	15%	30%		Increase

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Reinsurance recoverables	$760,558	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$760,558	Discounted cash flow	Lapse rate(5)	1%	18%		Decrease
			Spread over LIBOR(6)	0.10%	1.23%		Decrease
			Utilization rate(7)	43%	97%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	13%	23%		Increase
Policyholders' account balances(4)	$133,793	Discounted cash flow	Lapse rate(5)	1%	6%		Decrease
			Spread over LIBOR(6)	0.10%	1.23%		Decrease
			Mortality rate(9)	0%	24%		Decrease
			Equity volatility curve	10%	23%		Increase

(1)Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.
(2)Includes assets classified as fixed maturities available-for-sale.
(3)Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(4)Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(5)Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.
(6)The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.
(7)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.
(8)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2020 and 2019, the minimum withdrawal rate assumption is 76% and 78%, respectively. As of both December 31, 2020 and 2019, the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(9)The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age and duration. A mortality improvement assumption is also incorporated into the overall mortality table.
Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities - The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2020
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$1,178	$3,315	$0	$(860)	$0	$(22)	$0	$20,434	$0	$24,045	$3,320
Structured securities(4)	0	2	0	(2)	0	0	0	0	0	0	0
Other assets:
Equity securities	7,305	2,290	0	(3,500)	0	0	0	0	0	6,095	1,100
Reinsurance recoverables	760,558	326,083	108,828	0	0	0	0	0	0	1,195,469	349,277
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(760,558)	(326,083)	0	0	(108,828)	0	0	0	0	(1,195,469)	(349,277)
Policyholders' account balances(5)	(133,793)	(3,200)	0	0	(16,944)	0	0	0	0	(153,937)	1,307

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2020
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)(6)
	(in thousands)
Fixed maturities, available-for-sale	$34	$0	$3,275	$8	$0	$0	$3,320
Other assets:
Equity securities	0	2,290	0	0	0	1,100	0
Reinsurance recoverables	326,083	0	0	0	349,277	0	0
Receivables from parent and affiliates	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(326,083)	0	0	0	(349,277)	0	0
Policyholders' account balances	(3,200)	0	0	0	1,307	0	0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$2,882	$(2,133)	$428	$0	$0	$(638)	$0	$639	$0	$1,178	$(4,880)
Structured securities(4)	0	442	0	(10)	0	(68)	0	24,960	(25,324)	0	0
Other assets:
Equity securities	6,622	683	0	0	0	0	0	0	0	7,305	683
Reinsurance recoverables	488,825	174,913	96,820	0	0	0	0	0	0	760,558	191,215
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(488,825)	(174,913)	0	0	(96,820)	0	0	0	0	(760,558)	(191,215)
Policyholders' account balances(5)	(1,949)	(108,588)	0	0	(23,256)	0	0	0	0	(133,793)	(107,158)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(4,895)	$0	$3,018	$186	$(4,880)	$0
Other assets:
Equity securities	0	683	0	0	0	683
Reinsurance recoverables	174,913	0	0	0	191,215	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	(174,913)	0	0	0	(191,215)	0
Policyholders' account balances	(108,588)	0	0	0	(107,158)	0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2018, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2018.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$160	$0	$(3,222)	$153	$0	$0
Other assets:
Equity securities	0	(806)	0	0	0	(806)
Reinsurance recoverables	(70,180)	0	0	0	(54,376)	0
Receivables from parent and affiliates	0	0	(18)	0	0	0
Liabilities:
Future policy benefits	70,180	0	0	0	54,376	0
Policyholders' account balances	3,567	0	0	0	3,567	0

(1)Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Includes U.S. corporate public, U.S. corporate private and foreign corporate private securities.
(4)Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.
(5)Issuances and settlements for Policyholders' account balances are presented net in the rollforward.
(6)Effective January 1, 2020, the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period were added prospectively due to adoption of ASU 2018-13. Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement.
Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2020
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$140,921	$140,921	$133,115
Policy loans	0	0	212,163	212,163	212,163
Cash and cash equivalents	7,648	0	0	7,648	7,648
Accrued investment income	0	21,248	0	21,248	21,248
Reinsurance recoverables	0	0	28,654	28,654	26,915
Receivables from parent and affiliates	0	30,246	0	30,246	30,246
Other assets	0	6,205	0	6,205	6,205
Total assets	$7,648	$57,699	$381,738	$447,085	$437,540
Liabilities:
Policyholders’ account balances - investment contracts	$0	$220,527	$41,341	$261,868	$260,128
Cash collateral for loaned securities	0	2,725	0	2,725	2,725
Short-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	16,250	0	16,250	16,250
Other liabilities	0	50,335	0	50,335	50,335
Total liabilities	$0	$289,837	$41,341	$331,178	$329,438

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$148,855	$148,855	$143,098
Policy loans	0	0	211,986	211,986	211,986
Cash and cash equivalents	28	0	0	28	28
Accrued investment income	0	19,539	0	19,539	19,539
Reinsurance recoverables	0	0	26,400	26,400	26,286
Receivables from parent and affiliates	0	30,387	0	30,387	30,387
Other assets	0	3,071	0	3,071	3,071
Total assets	$28	$52,997	$387,241	$440,266	$434,395
Liabilities:
Policyholders’ account balances - investment contracts	$0	$192,239	$40,475	$232,714	$232,600
Cash collateral for loaned securities	0	2,481	0	2,481	2,481
Short-term debt to affiliates	0	89	0	89	89
Payables to parent and affiliates	0	24,958	0	24,958	24,958
Other liabilities	0	41,310	0	41,310	41,310
Total liabilities	$0	$261,077	$40,475	$301,552	$301,438

(1)Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.
The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life, and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Short-term Debt to Affiliates
The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2020	2019	2018
	(in thousands)
Balance, beginning of year	$178,813	$165,478	$145,451
Capitalization of commissions, sales and issue expenses	76,544	39,199	30,742
Amortization-Impact of assumption and experience unlocking and true-ups	(6,688)	(5,341)	(6,328)
Amortization-All other	(11,431)	(9,509)	(9,644)
Change due to unrealized investment gains and losses	(12,813)	(11,014)	5,257
Balance, end of year	$224,425	$178,813	$165,478

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2020	2019
	(in thousands)
Life insurance	$1,735,376	$1,505,953
Individual annuities and supplementary contracts	41,072	32,057
Other contract liabilities	1,200,127	764,949
Total future policy benefits	$2,976,575	$2,302,959
Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality and

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.0%.
Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present values range from 0.0% to 7.3%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 0.3% to 2.6%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2020	2019
	(in thousands)
Interest-sensitive life contracts	$1,930,925	$1,851,262
Individual annuities	363,333	360,497
Guaranteed interest accounts	17,970	20,111
Other	220,538	192,250
Total policyholders’ account balances	$2,532,766	$2,424,120
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities and certain unearned revenues. Policyholders' account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. See Note 5 for additional information on the fair value of these embedded derivative instruments. Interest crediting rates for interest-sensitive life contracts range from 1.9% to 4.6%. Interest crediting rates for individual annuities range from 0.0% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 3.8%. Interest crediting rates range from 0.5% to 3.5% for other.
8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2020 and 2019, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2020		December 31, 2019
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$9,917,698	N/A	$9,457,044	N/A
Net amount at risk	$1,339	N/A	$2,624	N/A
Average attained age of contractholders	68 years	N/A	67 years	N/A
Minimum return or contract value
Account value	$1,974,247	$11,090,944	$1,974,634	$10,662,525
Net amount at risk	$1,720	$157,115	$1,784	$174,773
Average attained age of contractholders	69 years	68 years	69 years	68 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years
(1)Balances are gross of reinsurance.
(2)Includes income and withdrawal benefits.

	December 31, 2020	December 31, 2019
	In the Event of Death(1)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$921,646	$866,213
General account value	$1,117,645	$1,040,548
Net amount at risk	$18,179,223	$18,594,133
Average attained age of contractholders	56 years	54 years
(1)Balances are gross of reinsurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2020(1)	December 31, 2019(1)
	(in thousands)
Equity funds	$6,015,019	$5,909,051
Bond funds	5,387,645	5,016,141
Money market funds	148,848	167,616
Total	$11,551,512	$11,092,808
(1)Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $340 million at December 31, 2020 and $339 million at December 31, 2019 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features were invested in general account investment options. For the years ended December 31, 2020, 2019 and 2018, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB, and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB, and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

	GMDB		GMIB	GMWB/GMIWB/GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity

	(in thousands)
Balance at December 31, 2017	$11,535	$196,241	$537	$472,156	$680,469
Incurred guarantee benefits(1)	1,913	52,918	10	16,669	71,510
Paid guarantee benefits	(964)	(5,636)	0	0	(6,600)
Change in unrealized investment gains and losses	(216)	(18,681)	(4)	0	(18,901)
Balance at December 31, 2018	12,268	224,842	543	488,825	726,478
Incurred guarantee benefits(1)	2,846	115,994	68	271,733	390,641
Paid guarantee benefits	63	(15,638)	(50)	0	(15,625)
Change in unrealized investment gains and losses	459	51,351	5	0	51,815
Balance at December 31, 2019	15,636	376,549	566	760,558	1,153,309
Incurred guarantee benefits(1)	7,843	107,670	(266)	434,911	550,158
Paid guarantee benefits	(518)	(27,229)	(46)	0	(27,793)
Change in unrealized investment gains and losses	1,214	56,823	2	0	58,039
Balance at December 31, 2020	$24,175	$513,813	$256	$1,195,469	$1,733,713
(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2020 and 2019 because they were fully ceded.
9.    REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Term Reinsurance Company (“Term Re”) and Dryden Arizona Reinsurance Term Company (“DART”), its parent companies, Pruco Life and Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Statements of Financial Position as of December 31, were as follows:

	2020	2019
	(in thousands)
Reinsurance recoverables	$3,860,612	$3,200,642
Policy loans	(21,466)	(18,627)
Deferred policy acquisition costs	(661,732)	(736,575)
Deferred sales inducements	(40,980)	(47,423)
Other assets	15,172	16,540
Other liabilities	127,234	93,557

Reinsurance recoverables by counterparty are broken out below:

	December 31, 2020	December 31, 2019
	(in thousands)
Prudential Insurance	$1,726,545	$1,245,450
PAR U	1,119,545	1,027,304
PARCC	448,884	458,441
PAR Term	236,561	219,757
Term Re	232,398	190,633
DART	69,268	38,651
Pruco Life	24,744	16,428
Unaffiliated	2,667	3,978
Total reinsurance recoverables	$3,860,612	$3,200,642

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2020	2019	2018
	(in thousands)
Premiums:
Direct	$249,426	$248,613	$238,622
Ceded	(227,766)	(235,682)	(225,615)
Net premiums	21,660	12,931	13,007
Policy charges and fee income:
Direct	407,449	405,167	361,697
Ceded(1)	(333,247)	(339,432)	(299,130)
Net policy charges and fee income	74,202	65,735	62,567
Net investment income:
Direct	83,800	77,462	68,467
Ceded	(805)	(674)	(656)
Net investment income	82,995	76,788	67,811
Asset administration fees:
Direct	39,773	38,013	36,214
Ceded	(33,029)	(32,169)	(30,858)
Net asset administration fees	6,744	5,844	5,356
Realized investment gains (losses), net:
Direct	(324,737)	(184,219)	70,414
Ceded	326,608	166,831	(79,687)
Realized investment gains (losses), net	1,871	(17,388)	(9,273)
Policyholders’ benefits (including change in reserves):
Direct	470,557	436,729	296,335
Ceded(2)	(428,670)	(411,116)	(276,506)
Net policyholders’ benefits (including change in reserves)	41,887	25,613	19,829
Interest credited to policyholders’ account balances:
Direct	75,609	67,354	67,490
Ceded	(31,513)	(29,608)	(31,554)
Net interest credited to policyholders’ account balances	44,096	37,746	35,936
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	$(176,420)	$(182,460)	$(161,905)
(1)Includes $(4) million of unaffiliated activity for each of the years ended December 31, 2020, 2019 and 2018.
(2)Includes $(1) million, $(2) million and $(4) million of unaffiliated activity for the years ended December 31, 2020, 2019 and 2018, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2020	2019	2018
	(in thousands)
Direct gross life insurance face amount in force	$154,173,267	$148,591,760	$140,943,939
Reinsurance ceded	(139,478,523)	(135,331,837)	(128,863,466)
Net life insurance face amount in force	$14,694,744	$13,259,923	$12,080,473

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Information regarding significant affiliated reinsurance agreements is described below.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement was terminated for certain new business, primarily Universal Life business, and such business was reinsured to Pruco Life under a yearly renewable term reinsurance agreement. As of January 1, 2020, the remaining portions of new business (specifically Term policies) ceased being reinsured by the Company to Prudential Insurance, and a separate yearly renewable term reinsurance agreement was established with Pruco Life for Term policies. Effective April 1, 2016, the Company entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. As of December 31, 2020, the Company discontinued the sales of traditional variable annuities with guaranteed living benefit riders. This discontinuation has no impact on the reinsurance agreement between Prudential Insurance and the Company.
PAR U
Effective July 1, 2012, the Company reinsures an amount equal to 95% of all risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates through December 31, 2019, excluding those policies that are subject to principle-based reserving.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Pruco Life
Effective July 1, 2017, the Company entered into a yearly renewable term reinsurance agreement with Pruco Life for new business, primarily covering Universal Life policies. Effective January 1, 2020, the Company entered in a similar yearly renewable term reinsurance agreement with Pruco Life for new business relating to Term policies. Under these agreements the majority of all mortality risk is ceded to Pruco Life. The Company also reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them, together with the related variable annuity base contracts, with Prudential Insurance.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018, through December 31, 2019, excluding those policies that are subject to principle-based reserving.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Current tax expense (benefit):
U.S. federal	$(34,698)	$7,030	$8,435
Total	(34,698)	7,030	8,435
Deferred tax expense (benefit):
U.S. federal	28,359	(10,442)	(8,488)
Total	28,359	(10,442)	(8,488)
Income tax expense (benefit) from operations	(6,339)	(3,412)	(53)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	26,521	26,583	(14,464)
Total income tax expense (benefit)	$20,182	$23,171	$(14,517)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2020, 2019 and 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Expected federal income tax expense	$8,827	$7,002	$6,559
Non-taxable investment income	(5,819)	(6,578)	(5,171)
Tax credits	(2,451)	(3,689)	(3,525)
Changes in tax law	(6,941)	0	(61)
Settlements with taxing authorities	0	0	2,098
Other	45	(147)	47
Reported income tax expense (benefit)	$(6,339)	$(3,412)	$(53)
Effective tax rate	(15.1)%	(10.2)%	(0.2)%
The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes.” The Company’s effective tax rate for fiscal years 2020, 2019 and 2018 was (15.1)%, (10.2)% and (0.2)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2020, 2019 and 2018, and the Company's effective tax rate during the periods presented:
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $5 million of the total $6 million of 2020 non-taxable investment income, $6 million of the total $7 million of 2019 non-taxable investment income, and $5 million of the total $5 million of 2018 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Tax credits. These amounts primarily represent tax credits relating to foreign taxes withheld on the Company’s separate account investments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
Tax Act of 2017. On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.1 million reduction in income tax expense primarily related to refinements of our provisional estimates.

The CARES Act. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019, or 2020 to carry back those losses up to five years. For 2020, the Company has recorded an income tax benefit of $7 million from carrying the estimated 2020 NOL back to tax years that have a 35% tax rate.

Settlements with taxing authorities. During 2018, the Company reached an agreement with the IRS to resolve outstanding tax audit issues for tax years 2015 and 2016 and partially for 2017 which resulted in a $2 million increase to our income tax expense for 2018.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2020	2019
	(in thousands)
Deferred tax assets:
Insurance reserves	$10,248	$29,213
Deferred policy acquisition cost	5,713	9,720
Employee benefits	0	840
Other	0	393
Deferred tax assets	15,961	40,166
Deferred tax liabilities:
Net unrealized gain on securities	54,332	23,698
Investments	4,326	5,677
Other	179	0
Deferred tax liabilities	58,837	29,375
Net deferred tax asset (liability)	$(42,876)	$10,791
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2020, and 2019. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s "Income (loss) from operations before income taxes" includes income from domestic operations of $42 million, $33 million and $31 million for the years ended December 31, 2020, 2019 and 2018, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2020	2019	2018
	(in thousands)
Balance at January 1,	$0	$0	$3,019
Increases in unrecognized tax benefits-prior years	0	0	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	0	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	(3,019)
Balance at December 31,	$0	$0	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$0	$0
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The Company did not recognize tax related interest and penalties.
At December 31, 2020, the Company remains subject to examination in the U.S. for tax years 2014 through 2020.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.
11.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Net unrealized investment gains (losses) are described in further detail in Note 2. The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2017	$(42)	$34,372	$34,330
Change in OCI before reclassifications	(1,187)	(66,171)	(67,358)
Amounts reclassified from AOCI	0	(1,521)	(1,521)
Income tax benefit (expense)	248	14,216	14,464
Cumulative effect of adoption of ASU 2016-01	0	(175)	(175)
Cumulative effect of adoption of ASU 2018-02	(8)	5,901	5,893
Balance, December 31, 2018	(989)	(13,378)	(14,367)
Change in OCI before reclassifications	10	122,400	122,410
Amounts reclassified from AOCI	0	4,175	4,175
Income tax benefit (expense)	(2)	(26,581)	(26,583)
Balance, December 31, 2019	(981)	86,616	85,635
Change in OCI before reclassifications	250	126,329	126,579
Amounts reclassified from AOCI	0	(286)	(286)
Income tax benefit (expense)	(52)	(26,469)	(26,521)
Balance, December 31, 2020	$(783)	$186,190	$185,407
(1)Includes cash flow hedges of $(3) million, $3 million and $2 million as of December 31, 2020, 2019 and 2018, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$958	$1,844	$1,693
Net unrealized investment gains (losses) on available-for-sale securities(4)	(672)	(6,019)	(172)
Total net unrealized investment gains (losses)	286	(4,175)	1,521
Total reclassifications for the period	$286	$(4,175)	$1,521
(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 4 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on DAC and other costs, future policy benefits, policyholders’ account balances and other liabilities.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on available-for-sale fixed maturity securities and certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of “Net income” for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to available-for-sale fixed maturity securities on which an OTTI had been previously recognized, an allowance for credit losses has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an OTTI had been previously recognized

	Net Unrealized Gains (Losses) on Investments	DAC and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2017	$162	$(63)	$109	$(70)	$138
Net unrealized investment gains (losses) on investments arising during the period	3	0	0	(1)	2
Reclassification adjustment for (gains) losses included in net income	(22)	0	0	5	(17)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	9	0	(2)	7
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(67)	14	(53)
Balance, December 31, 2018	143	(54)	42	(54)	77
Net unrealized investment gains (losses) on investments arising during the period	(532)	0	0	112	(420)
Reclassification adjustment for (gains) losses included in net income	647	0	0	(136)	511
Reclassification adjustment for OTTI losses excluded from net income	(207)	0	0	43	(164)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	22	0	(5)	17
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(8)	2	(6)
Balance, December 31, 2019	51	(32)	34	(38)	15
Reclassification due to implementation of ASU 2016-13(4)	(51)	32	(34)	38	(15)
Balance, December 31, 2020	$0	$0	$0	$0	$0
(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(2)"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.
(3)"Other liabilities" primarily includes reinsurance payables.
(4)Represents net unrealized gains (losses) for which an OTTI had been previously recognized.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an allowance for credit losses has been recognized and All Other

	Net Unrealized Gains (Losses) on Investments on Available-for-Sale Fixed Maturity Securities on which an allowance for credit losses has been recognized (1)	Net Unrealized Gains (Losses) on All Other Investments(3)	DAC and Other Costs(4)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(5)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
		(in thousands)
Balance, December 31, 2017	$0	$52,537	$35	$(1,754)	$(16,584)	$34,234
Net unrealized investment gains (losses) on investments arising during the period	0	(68,532)	0	0	14,392	(54,140)
Reclassification adjustment for (gains) losses included in net income	0	(1,499)	0	0	315	(1,184)
Reclassification adjustment for OTTI losses excluded from net income(2)	0	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	3,134	0	(658)	2,476
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	(718)	151	(567)
Cumulative effect of adoption of ASU 2016-01	0	(270)	0	0	95	(175)
Cumulative effect of adoption of ASU 2018-02	0	0	0	0	5,901	5,901
Balance, December 31, 2018	0	(17,764)	3,169	(2,472)	3,612	(13,455)
Net unrealized investment gains (losses) on investments arising during the period	0	130,017	0	0	(27,303)	102,714
Reclassification adjustment for (gains) losses included in net income	0	3,528	0	0	(741)	2,787
Reclassification adjustment for OTTI losses excluded from net income	0	207	0	0	(43)	164
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	5,836	0	(1,226)	4,610
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	(12,935)	2,716	(10,219)
Balance, December 31, 2019	0	115,988	9,005	(15,407)	(22,985)	86,601
Reclassification due to implementation of ASU 2016-13(6)	0	51	(32)	34	(38)	15
Net unrealized investment gains (losses) on investments arising during the period	0	139,971	0	0	(29,394)	110,577
Reclassification adjustment for (gains) losses included in net income	0	(286)	0	0	61	(225)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	19,268	0	(4,047)	15,221

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	(32,910)	6,911	(25,999)
Balance, December 31, 2020	$0	$255,724	$28,241	$(48,283)	$(49,492)	$186,190
(1)Allowance for credit losses on available-for-sale fixed maturity securities effective January 1, 2020.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(3)Includes cash flow hedges. See Note 4 for information on cash flow hedges.
(4)"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.
(5)"Other liabilities" primarily includes reinsurance payables.
(6)Represents net unrealized gains (losses) for which an OTTI had been previously recognized.
12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(85) million, $38 million and $33 million for the years ended December 31, 2020, 2019 and 2018, respectively. Statutory surplus of the Company amounted to $322 million and $339 million at December 31, 2020 and 2019, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $32 million in 2021 without prior approval. The Company did not pay dividends to Pruco Life in 2020, 2019, and 2018 respectively.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock based-awards program was $0.1 million for each of the years ended December 31, 2020, 2019 and 2018. The expense charged to the Company for the deferred compensation program was $0.6 million, $0.6 million and $0.7 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $2 million and $3 million for each of the years ended December 31, 2020, 2019 and 2018, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million, $3 million and $3 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2020, 2019 and 2018.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $53 million, $78 million and $73 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity. The Company’s share of corporate expenses was $9 million, $13 million and $8 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Corporate-Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,071 million at December 31, 2020 and $2,743 million at December 31, 2019. Fees related to these COLI policies were $27 million, $26 million and $25 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company retains 10% of the mortality risk associated with these COLI policies up to $0.1 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $3 million, $2 million and $2 million for the years ended December 31, 2020, 2019 and 2018, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income.
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $41 million and $37 million as of December 31, 2020 and 2019, respectively. "Net investment income" related to these ventures includes gains of $4 million, $2 million and $0.3 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust. Income received from ASTISI and PGIM Investments related to this agreement was $33 million, $32 million and $31 million for the years ended December 31, 2020, 2019 and 2018, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income.
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from PGIM Investments related to this agreement was $6 million, $6 million and $5 million for the years ended December 31, 2020, 2019 and 2018, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2020	2019
							(in thousands)
U.S. dollar fixed rate notes	2026	-	2027	0.00%	-	14.85%	$815	$2,433
Total long-term notes receivable - affiliated(1)							$815	$2,433
(1) All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.0 million and $0.0 million for the years end December 31, 2020 and 2019, respectively, and is included in “Other assets.” Revenues related to these loans were $0.1 million, $0.2 million and $0.3 million for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in “Other income.”
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net," respectively. The table below shows affiliated asset trades for the years ended December 31, 2020 and 2019:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/(Decrease)	Realized Investment Gain (Loss)
				(in thousands)
Prudential Annuities Life Assurance Corporation	April 2019	Sale	Equity Securities	$3,293	$2,995	$0	$298
Prudential Insurance	April 2020	Purchase	Fixed Maturities	$3,485	$3,320	$(130)	$0
Debt Agreements
The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. There was no debt outstanding for 2020. The short-term debt was $0.1 million as of December 31, 2019.
The total interest expense to the Company related to loans payable to affiliates was $0.0 million, $0.1 million and $0.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Contributed Capital and Dividends
In March 2020, the Company received a capital contribution in the amount of $85 million from Pruco Life. In December 2019, the Company received a capital contribution in the amount of $60 million from Pruco Life. In March 2018, the Company received a capital contribution in the amount of $1 million from Pruco Life.
Through 2020, 2019 and 2018, the Company did not pay any dividends.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2020 there were no outstanding commitments to fund commercial loans, and $4 million as of December 31, 2019. The amount includes unfunded commitments that are not unconditionally cancellable. For related credit exposure, there was a change of $0.0 million for the twelve months ended December 31, 2020. The Company has made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2020 and 2019, $74 million and $48 million, respectively, of these commitments were outstanding. These amounts include unfunded commitments that are not unconditionally cancellable. There were no related charges for credit losses for the twelve months ended December 31, 2020.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2020, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $10 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Behfarin v. Pruco Life

In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement. In June 2020, the court issued an order: (i) granting plaintiffs’ motion for certification of the settlement class; (ii) approving the proposed nationwide class settlement agreement; (iii) approving the class notice; (iv) awarding attorneys’ fees and costs to plaintiffs and a reduced incentive award to Behfarin; and (v) dismissing the action with prejudice, but maintaining jurisdiction over the settlement.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2020 and 2019 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands)
2020
Total revenues	$58,809	$39,729	$51,131	$44,168
Total benefits and expenses	42,563	37,792	30,848	40,602
Income (loss) from operations before income taxes	16,246	1,937	20,283	3,566
Net income (loss)	$14,545	$10,362	$19,000	$4,464
2019
Total revenues	$38,475	$43,080	$36,173	$30,804
Total benefits and expenses	27,353	33,388	27,560	26,888
Income (loss) from operations before income taxes	11,122	9,692	8,613	3,916
Net income (loss)	$10,545	$10,497	$8,366	$7,347

16.    REVISION TO PRIOR YEAR INFORMATION

Revision to 2019 and 2018 Financial Statements

The Company identified an error in the presentation of certain cash flow activity related to policyholders' account balances that impacted several line items within previously issued Statements of Cash Flows. While these items affect the cash flows from operating and financing activities, they had no impact on the net increase (decrease) in cash and cash equivalents for the previously reported periods. Prior period amounts have been revised in the financial statements to correct this error as shown below.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Management assessed the materiality of the misstatement described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the financial statements for the years ended December 31, 2019 and 2018, which are presented herein, have been revised.

The following are selected line items from the financial statements illustrating the effects of these revisions:

Statements of Cash Flows

	Year Ended December 31, 2019
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$(26,433)	$9,333	$(17,100)
Cash flows from (used in) operating activities	29,264	9,333	38,597
CASH FLOWS FROM FINANCING ACTIVITIES:
Other, net	0	(9,333)	(9,333)
Cash flows from (used in) financing activities	84,664	(9,333)	75,331

	Year Ended December 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$(21,780)	$6,387	$(15,393)
Cash flows from (used in) operating activities	34,768	6,387	41,155
CASH FLOWS FROM FINANCING ACTIVITIES:
Other, net	0	(6,387)	(6,387)
Cash flows from (used in) financing activities	91,257	(6,387)	84,870

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Pruco Life Insurance Company of New Jersey (the "Company") as of December 31, 2020 and 2019, and the related statements of operations and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2020 including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for credit losses on certain financial assets reported at amortized cost, certain off-balance sheet exposures, and impairments for fixed maturities, available-for-sale in 2020, and the manner in which it accounts for certain financial assets and liabilities and in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of Guaranteed Benefit Features Associated with Certain Life Products Included in the Liability for Future Policy Benefits

As described in Notes 2, 5, 7 and 8 to the financial statements, the Company issues certain life insurance products that include certain contract features, including no-lapse guarantees. The liability for no-lapse guarantee features is grouped with guaranteed minimum death benefit ("GMDB") features in Note 8. For GMDB contract features, additional policyholder liabilities are established when associated assessments are recognized. As of December 31, 2020, the additional liability for these contract features included in the liability for future policy benefits was $514 million. As disclosed by management, this liability is established using current best estimate assumptions, including mortality rates, lapse rates, and premium pattern rates, as well as interest rate and equity market return assumptions, and is based on the ratio of the present value of total expected excess payments (i.e., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date.

The principal considerations for our determination that performing procedures relating to the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits is a critical audit matter are (i) the significant judgment by management to determine the aforementioned assumptions for the additional policyholder liabilities, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the aforementioned assumptions used in the valuation of the additional policyholder liabilities, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits, including controls over the development of the assumptions used in the valuation of the liabilities for the GMDB features. These procedures also included, among others, testing management’s process for determining the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits, which included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the appropriateness of management’s models and (ii) evaluating the reasonableness of the aforementioned assumptions used in the valuation based on industry knowledge and data as well as historical Company data and experience. The procedures also included testing the completeness and accuracy of data used to develop the aforementioned assumptions and testing that the aforementioned assumptions are accurately reflected in the models.

Valuation of the Deferred Acquisition Costs Related to Universal Life and Variable Life Products

As described in Notes 2 and 6 to the financial statements, the Company defers acquisition costs that relate directly to the successful acquisition of new and renewal insurance business to the extent such costs are deemed recoverable from future profits. As of December 31, 2020, a significant portion of the $224 million of deferred policy acquisition costs ("DAC") are associated with universal life and variable life products. DAC related to universal life and variable life products is generally amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges. These margins are updated periodically based on historical and anticipated future experience. The DAC balance is regularly adjusted with a corresponding charge or credit to current period earnings for the impact of actual gross profits and changes in management’s projections of estimated future gross profits. DAC is subject to periodic recoverability testing.

The principal considerations for our determination that performing procedures relating to the valuation of DAC related to universal life and variable life products is a critical audit matter are (i) the significant judgment by management to determine the assumptions used in the projection of gross profits used to amortize DAC related to mortality rates, lapse rates, and premium pattern rates, as well as interest rate and equity market return assumptions (collectively, the “significant assumptions”), (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant assumptions, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the valuation of DAC related to universal life and variable life products, including controls over the development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the valuation of DAC related to universal life and variable life products, which included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the appropriateness of management’s models, and (ii) evaluating the reasonableness of the significant assumptions used in the valuation based on industry knowledge and data as well as historical Company data and experience. The procedures also included testing the completeness and accuracy of data used to develop the assumptions and testing that the assumptions are accurately reflected in the models.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 19, 2021

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:
(a)    Financial Statements
(1)    Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
(2)    Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2020 and 2019, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2020, including the related Notes and Financial Statement Schedule appear at the end of the Statement of Additional Information (Part B of the Registration Statement).
(b)    Exhibits:
(1)    Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(2)    Not Applicable.
(3)(a)    Distribution and Underwriting Agreement by and among Pruco Life Insurance Company of New Jersey (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(b)(1)    Specimen Affiliated Insurer Amendment to Selling Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(b)(2)    List of Broker Dealers selling under Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(b)(3)    List of Broker Dealers that executed Amendment to Selling Agreement. Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(4)(a)    Form of B Series Annuity Contract (P-OB/IND (5/14)-NY) and schedule pages (P-OB-DCD/IND(5/14)-NY). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-192702, filed April 1, 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(b)    Form of C Series Annuity Contract (P-OC/IND(5/14)-NY) and schedule pages (P-OC-DCD/IND(5/14)-NY). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-192702, filed April 1, 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(c)    Form of Return of Adjusted Purchase Payments Death Benefit Rider (P-RID-ROP(5/14)-NY) and Schedule pages (P-SCH-ROP(5/14)-NY). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-192702, filed April 1, 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(d)    Form of Dollar Cost Averaging ("DCA") Program Rider (P-RID-DCA(5/14)). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-192702, filed April 1, 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(5)(a)    Application form for Contract (P-PIVA-APP(5/14)-NY). Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-192702, filed April 1, 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(6)(a)    Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended. Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28, 1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(b)    By-laws of Pruco Life Insurance Company of New Jersey. Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
(c)    Certificate of Amendment to the Certificate of Incorporation dated September 3, 2019. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2019, filed March 5, 2020, on behalf of Pruco Life Insurance Company of New Jersey.
(d)    Certificate of Amendment to Certificate of Incorporation dated September 3, 2019. Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2019, filed March 5, 2020, on behalf of Pruco Life Insurance Company of New Jersey.
(7)    Not applicable.

(8)    Other material contracts performed in whole or in part after the date the registration statement is filed:
(a)    Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(b)    Shareholder Information Agreement (Sample Rule 22c-2). Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(c)    Fund Participation Agreement by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-192702, filed on August 19, 2015 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(d)    Fund Participation Agreement effective as of December 31, 2007 by and among Pruco Life Insurance Company of New Jersey, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-192702, filed on August 19, 2015 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(e)    Amendment to Fund Participation Agreement by and among Pruco Life Insurance Company of New Jersey, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-192702, filed on August 19, 2015 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(f)    Fund/SERV Supplement to the Fund Participation Agreement, effective March 1, 2014 by and among Pruco Life Insurance Company of New Jersey, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-192702, filed on August 19, 2015 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(g)    Amendment to the Fund Participation Agreement made as of April 1, 2015 by and between Pruco Life Insurance Company of New Jersey, JPMorgan Insurance Trust, JPMorgan Investment Management, Inc., and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-192702, filed on August 19, 2015 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(h)    Amendment to the Fund Participation Agreement, made as of August 1, 2015 by and between Pruco Life Insurance Company of New Jersey, JPMorgan Insurance Trust, JPMorgan Investment Management, Inc., and JPMorgan Funds Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-192702, filed on August 19, 2015 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(i)     Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company of New Jersey, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 9 to Registration No. 333-192702, filed April 9, 2018 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(j)    Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-184889, filed April 12, 2013, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(k)    Amendment No. 6 dated April 1, 2020, to Participation Agreement by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Pruco Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 11 to Registration No. 333-192702, filed April 7, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(l)     Amendment No. 1 to Fund Participation and Service Agreement effective as of June 5, 2020 by and among Pruco Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and American Funds Insurance Series to add Pruco Life Insurance Company of New Jersey as a party to the agreement. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-192702, filed on June 15, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(m)     Second Amendment to Fund Participant Agreement effective as of June 1, 2020 by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-192702, filed on June 15, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(n)     3rd Amendment to Participation Agreement effective as of June 1, 2020 by and among Pruco Life Insurance Company of New Jersey, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance

Products Fund IV, Variable Insurance Products Fund V, and Fidelity Distributors Company LLC. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement No. 333-192702, filed on June 15, 2020 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.
(9)    Opinion of Counsel. Filed Herewith
(10)    Written Consent of Independent Registered Public Accounting Firm. Filed Herewith
(11)    Not Applicable.
(12)    Not Applicable.
(13)    Powers of Attorney:
    (a) Dylan J. Tyson. Filed Herewith
    (b) Susan M. Mann. Filed Herewith
(c)    Markus Coombs. Filed Herewith
    (d) Nandini Mongia. Filed Herewith
    (e) Candace J. Woods. Filed Herewith
    (f) Salene Hitchcock-Gear. Filed Herewith
    (g) Caroline A. Feeney. Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President & Chief Executive Officer and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Markus Coombs 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia Three Gateway Center Newark, New Jersey 07102-4061	Director and Treasurer
Todd Bryden 280 Trumbull Street Hartford, Connecticut 06103	Chief Actuary and Senior Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 19, 2021, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2021, there were 2,245 Qualified contract owners and 1,339 Non-Qualified contract owners of the B series, and there were 57 Qualified contract owners and 155 Non-Qualified contract owners of the C series.

ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:
(a)    Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.
(b)    Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery 213 Washington Street Newark, New Jersey 07102-2917	President & Chief Executive Officer and Director
Anju Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Administrative Officer, Vice President and Director
Patricia L. O'Shea 213 Washington Street Newark, New Jersey 07102-2917	Chief Operating Officer
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Francine B. Boucher Three Gateway Center Newark, New Jersey 07102-4061	Chief Legal Officer, Vice President and Secretary
Kevin Chaillet 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Shane T. McGrath 280 Trumbull Street Hartford, Connecticut 06103-3509	Chief Compliance Officer and Vice President

Lynn Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Scott Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith Three Gateway Center Newark, New Jersey 07102-4061	Anti-Money Laundering Officer
ITEM 29. PRINCIPAL UNDERWRITERS:
(c)    Commissions received by PAD during 2020 with respect to all individual annuities issued by Pruco Life of New Jersey.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION

Prudential Annuities Distributors, Inc.*	52,509,751.30	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS
(a)    Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)    Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(c)    Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)    Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.
(e)    Pruco Life of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

EXHIBITS

Exhibit      Descriptions
No.
(9)    Opinion of Counsel.
(10)    Written Consent of Independent Registered Public Accounting Firm.
(13)    Powers of Attorney:
    (a) Dylan J. Tyson.
    (b) Susan M. Mann.
(c)    Markus Coombs.
    (d) Nandini Mongia.
    (e) Candace J. Woods.
    (f) Salene Hitchcock-Gear.
    (g) Caroline A. Feeney.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 7th day of April 2021.
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	April 7, 2021
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director	April 7, 2021
Susan M. Mann
Markus Coombs*	Director and Vice President	April 7, 2021
Markus Coombs
Nandini Mongia*	Director and Treasurer	April 7, 2021
Nandini Mongia
Candace J. Woods*	Director	April 7, 2021
Candace J. Woods
Salene Hitchcock-Gear*	Director	April 7, 2021
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	April 7, 2021
Caroline A. Feeney

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
* Executed by Elizabeth Gioia on behalf of those indicated pursuant to Power of Attorney.